AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 15, 2004
                               File No. 333-61146
                                File No. 811-7924
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                          - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                          - - - - - - - - - - - - - -

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
       - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 4

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 53

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)

       - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate date of proposed public offering: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing will be come effective:

          Immediately upon filing pursuant to paragraph (b) of Rule 485

     x    on May 1, 2004 pursuant to paragraph (b) of Rule 485

          60 days after filing pursuant to paragraph (a) of Rule 485 on ------- pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

THE LBL ADVANTAGE VARIABLE ANNUITY

Prospectus dated May 1, 2004

Lincoln Benefit Life Company ("LINCOLN BENEFIT" "WE", OR "US") is offering the LBL Advantage Variable Annuity, a group and individual flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 40 "INVESTMENT ALTERNATIVES" The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 37 variable subaccounts ("VARIABLE SUBACCOUNTS") of the Lincoln Benefit Life Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Subaccount invests exclusively in shares of the portfolios ("PORTFOLIOS") of the following underlying funds ("FUNDS"):


AIM VARIABLE INSURANCE FUNDS          PIMCO ADVISERS VIT
THE ALGER AMERICAN FUND               PIMCO VARIABLE INSURANCE TRUST
FIDELITY(R) VARIABLE INSURANCE        PUTNAM VARIABLE TRUST
 PRODUCTS                             THE RYDEX VARIABLE TRUST
JANUS ASPEN SERIES                    SALOMON BROTHERS VARIABLE SERIES FUNDS
LAZARD RETIREMENT SERIES, INC.         INC
MFS(R) VARIABLE INSURANCE TRUST/SM/   SCUDDER INVESTMENTS VIT FUNDS
OPPENHEIMER VARIABLE ACCOUNT FUNDS    THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
PANORAMA SERIES FUND, INC.            VAN KAMPEN LIFE INVESTMENT TRUST




Each Fund has multiple Portfolios. Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

Lincoln Benefit has filed a Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 58 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

EFFECTIVE MAY 1, 2004, THIS CONTRACT IS NO LONGER BEING OFFERED FOR SALE.

                    THE SECURITIES  AND EXCHANGE  COMMISSION HAS NOT APPROVED OR
                    DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                    HAS IT  PASSED  ON THE  ACCURACY  OR THE  ADEQUACY  OF  THIS
                    PROSPECTUS.  ANYONE WHO TELLS YOU  OTHERWISE IS COMMITTING A
   IMPORTANT        FEDERAL CRIME.

   NOTICES          THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                    HAVE   RELATIONSHIPS   WITH   BANKS   OR   OTHER   FINANCIAL
                    INSTITUTIONS  OR BY  EMPLOYEES OF SUCH BANKS.  HOWEVER,  THE
                    CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS  OF, OR GUARANTEED
                    BY  SUCH  INSTITUTIONS  OR ANY  FEDERAL  REGULATORY  AGENCY.
                    INVESTMENT  IN  THE  CONTRACTS  INVOLVES  INVESTMENT  RISKS,
                    INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                    THE CONTRACTS ARE NOT FDIC INSURED.





                                  1 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                3
--------------------------------------------------------------------------------
  The Contract At A Glance       6
--------------------------------------------------------------------------------
  How the Contract Works         7
--------------------------------------------------------------------------------
  Expense Table                  8
--------------------------------------------------------------------------------
  Financial Information          11
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                   12
--------------------------------------------------------------------------------
  Purchases                      13
--------------------------------------------------------------------------------
  Contract Value                 14
--------------------------------------------------------------------------------
  Investment Alternatives
--------------------------------------------------------------------------------
     The Variable Subaccounts    16
--------------------------------------------------------------------------------
     The Fixed Account Options   19
--------------------------------------------------------------------------------
     Transfers                   22
--------------------------------------------------------------------------------
  Expenses                       24
--------------------------------------------------------------------------------
  Access To Your Money           26
--------------------------------------------------------------------------------
  Contract Loans for 403(b) Contracts 27
--------------------------------------------------------------------------------
  Income Payments                28
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
  Death Benefits                 31
--------------------------------------------------------------------------------
  Other Information
--------------------------------------------------------------------------------
  More Information:              35
--------------------------------------------------------------------------------
     Lincoln Benefit Life Company 35
--------------------------------------------------------------------------------
     The Variable Account        35
--------------------------------------------------------------------------------
     The Portfolios              36
--------------------------------------------------------------------------------
     The Contract                36
--------------------------------------------------------------------------------
     Non-Qualified Annuities Held Within A Qualified Plan 37
--------------------------------------------------------------------------------
     Legal Matters               37
--------------------------------------------------------------------------------
  Taxes                          38
--------------------------------------------------------------------------------
  Annual Reports and Other Documents 44
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES 45
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT EXAMPLE 54
--------------------------------------------------------------------------------
APPENDIX C - CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT 56
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS 58
--------------------------------------------------------------------------------


                                  2 PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                 PAGE

--------------------------------------------------------------------------------
Accumulation Phase               7
--------------------------------------------------------------------------------
Accumulation Unit                14
--------------------------------------------------------------------------------
Accumulation Unit Value          14
--------------------------------------------------------------------------------
Anniversary Values               33
--------------------------------------------------------------------------------
Annuitant                        12
--------------------------------------------------------------------------------
Automatic Additions Program      13
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program 23
--------------------------------------------------------------------------------
Beneficiary                      12
--------------------------------------------------------------------------------
Cancellation Period              14
--------------------------------------------------------------------------------
Contingent Beneficiary           12
--------------------------------------------------------------------------------
*Contract                        12
--------------------------------------------------------------------------------
Contract Anniversary             6
--------------------------------------------------------------------------------
Contract Owner ("You")           12
--------------------------------------------------------------------------------
Contract Value                   6
--------------------------------------------------------------------------------
Contract Year                    4
--------------------------------------------------------------------------------
Death Benefit Anniversary        31
--------------------------------------------------------------------------------
Dollar Cost Averaging Program    23
--------------------------------------------------------------------------------
Due Proof of Death               31
--------------------------------------------------------------------------------
Enhanced Earnings Death Benefit Rider 32
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider     32
--------------------------------------------------------------------------------
Fixed Account Options            19
--------------------------------------------------------------------------------
Free Withdrawal Amount           24
--------------------------------------------------------------------------------
Funds                            1
--------------------------------------------------------------------------------
Guarantee Periods                20
--------------------------------------------------------------------------------
Guaranteed Income Benefit        29
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
Guaranteed Maturity Fixed Account 19
--------------------------------------------------------------------------------
Income Base                      30
--------------------------------------------------------------------------------
Income Benefit Rider             29
--------------------------------------------------------------------------------
Income Plan                      28
--------------------------------------------------------------------------------
In-Force Premium                 33
--------------------------------------------------------------------------------
Investment Alternatives          16
--------------------------------------------------------------------------------
Issue Date                       7
--------------------------------------------------------------------------------
Lincoln Benefit ("We" or "Us")   1
--------------------------------------------------------------------------------
Loan Account                     27
--------------------------------------------------------------------------------
Market Value Adjustment          21
--------------------------------------------------------------------------------
Payout Phase                     7
--------------------------------------------------------------------------------
Payout Start Date                28
--------------------------------------------------------------------------------
Portfolios                       36
--------------------------------------------------------------------------------
Primary Beneficiary              12
--------------------------------------------------------------------------------
Rider Date                       32
--------------------------------------------------------------------------------
SEC                              1
--------------------------------------------------------------------------------
Settlement Value                 31
--------------------------------------------------------------------------------
Systematic Withdrawal Program    26
--------------------------------------------------------------------------------
Tax Qualified Contracts          41
--------------------------------------------------------------------------------
Valuation Date                   14
--------------------------------------------------------------------------------
Variable Account                 35
--------------------------------------------------------------------------------
Variable Subaccount              16
--------------------------------------------------------------------------------




* In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.




                                  3 PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE  PAYMENTS      You can purchase a Contract with as little as
                        $10,000. You can add to your Contract as often and as
                        much as you like, but each payment must be at least $100
                        unless you enroll in an automatic payment plan, in which
                        case each payment must be at least $50.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 20 days of receipt
                        or any longer period as your state may require
                        ("CANCELLATION PERIOD"). Upon cancellation, we will
                        return your purchase payments adjusted, to the extent
                        federal or state law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account. If your Contract is qualified under Section
                        408 of the Internal Revenue Code, we will refund the
                        greater of any purchase payments or the Contract Value.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .Total Variable Account annual fees equal to 1.35% of
                          average daily net assets (1.60% if you select the ENHANCED DEATH BENEFIT RIDER, 1.55% if you elect the
                          INCOME BENEFIT RIDER, and 1.80% if you select both the Enhanced Death Benefit and the Income Benefit Riders).

                        .If you select the ENHANCED EARNINGS DEATH BENEFIT
                          RIDER, you would pay an additional annual fee of up to 0.35% of average daily net assets (depending on the oldest Contract owner's age on the date we issue the Rider). For more information about Variable Account expenses, see "EXPENSES" below.

                        .Withdrawal charges ranging from 0% to 8% of purchase
                          payment withdrawn (with certain exceptions)

                        .Transfer fee of up to 0.50% of the transfer amount, but
                          not less than $25, after 12th transfer in any CONTRACT
                          YEAR (fee currently waived)

                        .State premium tax (if your state imposes one). In
                          addition, each Portfolio pays expenses that you will
                          bear indirectly if you invest in a Variable
                          Subaccount.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 40 Investment Alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credit interest at
                          rates we guarantee)

                        .37 Variable Subaccounts investing in Portfolios
                          offering professional money management by these investment advisers:

                          . A I M Advisors, Inc.

                          . Deutsche Asset Management Inc.

                          . Fred Alger Management, Inc.

                          . Fidelity Management & Research Company

                          . Janus Capital Management LLC

                          . Lazard Asset Management LLC

                          . MFS(TM) Investment Management

                          . OpCap Advisors LLC

                          . OppenheimerFunds, Inc.

                          . Pacific Investment Management Company LLC

                          . Putnam Investment Management, LLC

                          . Rydex Investments

                          . Salomon Brothers Asset Management Inc

                          . Van Kampen*

                          . Van Kampen Asset Management

                        To find out current rates being paid on the fixed account options or how the Variable Subaccounts have performed, call us at 1-800-865-5237.

                        *Morgan Stanley Invesement Management Inc., the adviser
                        to the UIF Portfolios, does business in certain
                        instances as Van Kampen.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME   PAYMENTS       You can choose fixed income payments, variable
                        income payments, or a combination of the two. You can
                        receive your income payments in one of the following
                        ways:

                        . life income with guaranteed payments

                        .a "joint and survivor" life income with guaranteed
                          payments

                        .guaranteed payments for a specified period (5 to 30
                          years)

                        We offer an optional Income Benefit Rider.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you or the ANNUITANT (if the Contract Owner is a
                        non-living person) die before the PAYOUT START DATE, we
                        will pay the death benefit described in the Contract.
                        We offer an Enhanced Death Benefit Rider and Enhanced
                        Earnings Death Benefit Rider. The Enhanced Earnings
                        Death Benefit Rider is not available for purchase with
                        any IRA at this time.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. We do not
                        currently impose a fee upon transfers. However, we
                        reserve the right to charge up to 0.50% of the transfer
                        amount, but not less than $25 per transfer after the
                        12th transfer in each "Contract Year", which we measure
                        from the date we issue your Contract or a Contract
                        anniversary ("CONTRACT ANNIVERSARY"), which is the
                        anniversary of your Contract's Issue Date.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time prior to the Payout Start Date. In general,
                        you must withdraw at least $50 at a time. Full or
                        partial withdrawals are available under limited
                        circumstances on or after the Payout Start Date.
                        Withdrawals of earnings are taxed as ordinary income
                        and, if taken prior to age 59 1/2, may be subject to an
                        additional 10% federal tax penalty.   A withdrawal
                        charge and a MARKET VALUE ADJUSTMENT also may apply.





                                  6 PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 40 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. See "TAX QUALIFIED CONTRACTS" on page 41. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Subaccounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Subaccounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 28. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Subaccounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE"The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-865-5237 if you have any questions about how the Contract works.


                                  7 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE FOLLOWING TABLES LIST THE EXPENSES AND FEES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY, OWN, OR SURRENDER A CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN PORTFOLIOS. THE TABLES AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT PORTFOLIO EXPENSES, PLEASE REFER TO THE ACCOMPANYING PROSPECTUSES FOR THE FUNDS.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

                               Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:
-------------------------------------------------------------------------------------------------------------------------
Contract:                         0         1         2         3         4         5         6         7          8+
Applicable Charge:                8%        7%        7%        6%        6%        5%        4%        3%         0%

All Contracts:
-------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                           up to 0.50% of the amount transferred**


*Each Contract Year, you may withdraw the greater of earnings not previously withdrawn or 15% of your New Purchase Payments (as defined in "Withdrawal Charge" below) without incurring a withdrawal charge. You may withdraw any Purchase Payment made more than 8 years before the withdrawal, which have not been previously withdrawn, without paying the charge.

**Applies solely to the thirteenth and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

THE TABLE BELOW DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING PORTFOLIO FEES AND EXPENSES.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUBACCOUNT)



                             Mortality and Expense Risk             Administrative                   Total Variable Account
                                      Charge                       Expense Charge*                      Annual Expense
-----------------------------------------------------------------------------------------------------------------------------------
Without the Enhanced
Death Benefit or Income                              1.25%                           0.10%                                   1.35%
Benefit Riders
-----------------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death                              1.50%                           0.10%                                   1.60%
Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
With the Income Benefit                              1.45%                           0.10%                                   1.55%
Rider
-----------------------------------------------------------------------------------------------------------------------------------
With the Income Benefit
and Enhanced Death                                   1.70%                           0.10%                                   1.80%
Benefit Riders
-----------------------------------------------------------------------------------------------------------------------------------



If you elect the Enhanced Earnings Death Benefit Rider, your Total Variable
   Account Annual Expenses will be increased, based on the oldest Contract Owner's age on the date we issue the Rider, as follows:

                         Age                            Annual Charge
----------------------------------------------------------------------
                        0-55                                0.15%
----------------------------------------------------------------------
                        56-65                               0.25%
----------------------------------------------------------------------
                        66-75                               0.35%
----------------------------------------------------------------------


THE TABLE BELOW SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT


                                  8 PROSPECTUS

OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.

                    TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------
                                  Minimum                        Maximum
------------------------------------------------------------------------------------
Total Annual Portfolio Operating
Expenses/(1)/ (expenses that are
deducted from Portfolio assets,
including any management fees,
distribution and/or
service (12b-1) fees,                0.50%                          4.31%
and other expenses)
------------------------------------------------------------------------------------


(1) EXPENSES ARE SHOWN AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS, BEFORE ANY WAIVER OR REIMBURSEMENT, AS OF DECEMBER 31, 2003.




EXAMPLES

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses and assume no transfers or exchanges were made. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Income Benefit, Enhanced Death Benefit, and Enhanced Earnings
  Death Benefit Riders (assuming Contract Owner is age 66-75 on rider issue date and with total Variable Account expenses of 2.15%.)



THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the Example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the Example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                          1Year       3Years       5 Years       10 Years
-------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio          $1,257      $2,464       $3,629         $6,157
Expenses
-------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio          $  867      $1,343       $1,846         $3,012
Expenses
-------------------------------------------------------------------------------





                                  9 PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                           1Year      3Years       5 Years       10 Years
-------------------------------------------------------------------------------
Costs Based on Maximum     $662       $1,954       $3,204         $6,157
Annual Portfolio Expenses
-------------------------------------------------------------------------------
Costs Based on Minimum     $272       $  833       $1,421         $3,012
Annual Portfolio Expenses
-------------------------------------------------------------------------------


EXPLANATION OF EXPENSE EXAMPLES

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. EXAMPLES 1 AND 2 ASSUME THE ELECTION OF THE INCOME BENEFIT AND ENHANCED DEATH BENEFIT RIDERS (TOTAL VARIABLE ACCOUNT EXPENSES OF 2.15%).IF THESE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

The Examples reflect the Free Withdrawal Amounts, if applicable.


                                  10 PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Subaccounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT". Each Variable Subaccount has a separate value for its Accumulation Units which we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Because we deduct Rider charges directly from the Variable Subaccounts, we calculate separate Accumulation Unit Values for the base Contract and for Contracts issued with various combinations of optional Riders.

Accumulation Unit Values for the lowest and highest charges available are shown in Appendix A to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of charges. Please contact us to obtain a copy of the Statement of Additional Information.

To obtain a fuller picture of each Variable Subaccount's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Lincoln Benefit also appear in the Statement of Additional Information.


                                  11 PROSPECTUS

THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The LBL Advantage Variable Annuity is a contract between you, the Contract Owner, and Lincoln Benefit, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract Owner, or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner and Annuitant cannot exceed 90 as of the date we receive the completed application.

You may change the Contract Owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. The Income Benefit Rider terminates upon changes of the Annuitant. The Enhanced Earnings Death Benefit Rider terminates upon changes of the Owner or, if the Owner is a non-living person, the Annuitant.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. Qualified plans may limit or modify your rights and privileges under the Contract. Variable Annuities held by Qualified Plans do not receive any additional tax deferral.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract Owner is a living person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

If the Contract is a non-qualified Contract, you may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only during the Payout Phase. If the sole surviving Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

(i)  the youngest Contract Owner; otherwise,

(ii) the youngest Beneficiary.


BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the PRIMARY BENEFICIARY, or if none surviving, the CONTINGENT BENEFICIARY, will receive any guaranteed income payments scheduled to continue.

You may name one or more primary Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. You may also name one or more Contingent Beneficiaries who will receive any Death Benefit or Guaranteed Income Benefit if no Beneficiary survives the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable


                                  12 PROSPECTUS
as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Contract Owner or Annuitant, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original shares of the remaining Beneficiaries.

If more than one Beneficiary shares in the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share. Each Beneficiary will exercise all rights related to his or her share, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all beneficiaires will be considered to be non-living persons.

You may specify that the Death Benefit be paid under a specific Income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different Income Plan or lump sum. Once we accept the written requst, the change or restriction wll take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the changes.

Different rules may apply to Contracts issued in connection with Qualified
Plans.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries or Contingent Beneficiaries, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If one or more Beneficiaries survive you (or survives the Annuitant, if the Contract Owner is not a living person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.


MODIFICATION OF THE CONTRACT
Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
We will honor an assignment of an interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of Qualified Plans and other types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $10,000. All subsequent purchase payments must be $100 or more unless part of an automatic additions program. Each purchase payment made to the Dollar Cost Averaging Fixed Account must be at least $1,200. If we receive purchase payments designated for the Dollar Cost Averaging Fixed Account that are lower than the required minimum of $1,200, or purchase payments designated for a Guarantee Period that are lower than $500, such amounts will be allocated to the PIMCO Money Market Portfolio. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. The most we will accept without our prior approval is $1,000,000. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more by automatically transferring money from your bank account. Consult your representative for more detailed information.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on


                                  13 PROSPECTUS
your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business, except for certain days immediately preceding or following certain national holidays when the New York Stock Exchange is open for business. Each day that the New York Stock Exchange is open for business is referred to as a VALUATION DATE. We determine the number of Accumulation Units for each Variable Subaccount to allocate to your contract by dividing that portion of your Purchase Payment allocated to a Variable Subaccount by that Variable Subaccount's Accumulation Unit Value on the Valuation Date when the allocation occurs. Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Subaccount to the Money Market Variable Subaccount available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, we will allocate the amount in the Money Market Variable Subaccount to the Variable Subaccount as you originally designated.


CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Subaccounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Subaccount to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Subaccount by (ii) the Accumulation Unit Value of that Variable Subaccount next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Subaccount when the Accumulation Unit Value for the Subaccount is $10, we would credit 1,000 Accumulation Units of that Variable Subaccount to your Contract. Withdrawals and transfers from a Variable Subaccount would, of course, reduce the number of Accumulation Units of that Subaccount allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Subaccount will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Subaccount invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate


                                  14 PROSPECTUS

Accumulation Unit Value, please refer to the Statement of Additional
Information.

We determine a separate Accumulation Unit Value for each Variable Subaccount on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider, the Income Benefit Rider, the Enhanced Death Benefit Rider with the Income Benefit Rider, and the Enhanced Earnings Death Benefit Rider.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUBACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


                                  15 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUBACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 37 Variable Subaccounts. Each Variable Subaccount invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Subaccounts.

PORTFOLIO                PORTFOLIO OBJECTIVE           INVESTMENT ADVISOR
AIM VARIABLE INSURANCE FUNDS (8)
-------------------------------------------------------------------------------
AIM V.I. Basic Value     Long-term growth of capital
 Fund - Series I (1)                                   A I M ADVISORS, INC.
-------------------------------------------------------
AIM V.I. Dent            Long-term growth of capital
 Demographic Trends
 Fund - Series I
--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Alger American Growth     Long-term capital              FRED ALGER MANAGEMENT,
Portfolio - Class S         appreciation                  INC.
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP             Reasonable income
 Equity-Income
 Portfolio - Service
 Class 2
-------------------------------------------------------
Fidelity VIP Growth      Capital appreciation          FIDELITY MANAGEMENT &
 Portfolio - Service                                   RESEARCH COMPANY
 Class 2
-------------------------------------------------------
Fidelity VIP Investment  As high a level of current
Grade Bond Portfolio -    income as is consistent
Service Class 2           with the preservation of
                          capital
-------------------------------------------------------
Fidelity VIP Overseas    Long-term growth of capital.
 Portfolio - Service
 Class 2
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series       Long-term growth of capital
 Capital Appreciation
 Portfolio:
 Institutional Shares
 (2)
-------------------------------------------------------JANUS CAPITAL MANAGEMENT
Janus Aspen Series       Long-term growth of capital   LLC
 Foreign Stock
 Portfolio: Service
 Shares (3)
-------------------------------------------------------
Janus Aspen Series       Long-term growth of capital
 Worldwide Growth         in a manner consistent with
 Portfolio: Service       the preservation of
 Shares                   capital.
-------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
-------------------------------------------------------------------------------
Lazard Emerging Markets  Long-term capital             LAZARD ASSET MANAGEMENT
 Portfolio                appreciation                 LLC
-------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST/SM/
-------------------------------------------------------------------------------
MFS New Discovery        Capital appreciation          MFS(TM) INVESTMENT
 Series - Service Class                                MANAGEMENT
-------------------------------------------------------
MFS Utilities Series -   Capital growth and current
 Service Class            income
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Main Street  Capital appreciation          OPPENHEIMERFUNDS, INC.
 Small Cap Fund/VA -
 Service Shares
-------------------------------------------------------------------------------
PANORAMA SERIES FUND, INC.
-------------------------------------------------------------------------------
Oppenheimer              Capital appreciation
 International Growth                                  OPPENHEIMERFUNDS, INC.
 Fund/VA - Service
 Shares
-------------------------------------------------------------------------------
PIMCO ADVISERS VIT
-------------------------------------------------------------------------------
PAVIT OpCap Balanced     Growth of capital and
 Portfolio (1)            investment income
-------------------------------------------------------OPCAP ADVISORS LLC
PAVIT PEA Science and    Capital appreciation
 Technology Portfolio
-------------------------------------------------------
PAVIT OpCap Small Cap    Capital appreciation
 Portfolio
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO Foreign Bond       To maximize total return,
 Portfolio (U.S.          consistent with
 Dollar-Hedged) -         preservation of capital and
 Administrative Shares    prudent investment
                          management
-------------------------------------------------------
PIMCO Money Market       To obtain maximum current
 Portfolio -              income consistent with
 Administrative Shares    preservation of capital and  PACIFIC INVESTMENT
                          daily liquidity.             MANAGEMENT COMPANY LLC
-------------------------------------------------------
PIMCO Real Return        Seeks maximum real return,
 Portfolio -              consistent with
 Administrative Shares    preservation of real
                          capital and prudent
                          investment management.
-------------------------------------------------------
PIMCO Total Return       To maximize total return,
 Portfolio -              consistent with
 Administrative Shares    preservation of capital and
                          prudent investment
                          management.
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT High Yield     High current income. Capital
 Fund - Class IB          growth is a secondary goal
                          when consistent with
                          achieving high current
                          income. The fund seeks its
                          goal by investing at least
                          80% in U.S. corporate rated  PUTNAM INVESTMENT
                          below investment grade       MANAGEMENT, LLC
                          (junk bonds) and that have
                          intermediate to long-term
                          maturities (three years or
                          longer.)
-------------------------------------------------------
Putnam VT International  Capital growth. Current
 Growth and Income Fund   income is a secondary
 - Class IB               objective.
-------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-------------------------------------------------------------------------------
Rydex VT OTC Fund        Investment results that
                          correspond to a benchmark
                          for over-the-counter
                          securities. The Portfolio's     RYDEX INVESTMENTS
                          current benchmark is the
                          NASDAQ 100 Index.
-------------------------------------------------------
Rydex VT Sector          Long-term capital
 Rotation Fund            appraciation.
-------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
-------------------------------------------------------------------------------
Salomon Brothers         Capital appreciation
 Variable All Cap Fund
 - Class I (formerly                                   SALOMON BROTHERS ASSET
 Capital Fund) Class I                                 MANAGEMENT INC
-------------------------------------------------------
Salomon Brothers         Long-term growth of capital
 Variable Investors       with current income as a
 Fund - Class I (1)       secondary objective
-------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS
-------------------------------------------------------------------------------
Scudder VIT EAFE Equity  To replicate as closely as
Index Fund - Class B      possible before deduction
                          of expenses, performance of
                          the MSCI EAFE Index which
                          emphasizes stocks of
                          companies in major markets in
                          Europe, Australia, and
                          the Far East.
-------------------------------------------------------
Scudder VIT Equity 500   To replicate as closely as
Index Fund - Class B       possible before deduction       DEUTSCHE ASSET
                          of expenses, performance of     MANAGEMENT, INC.
                             the S&P 500 Index which
                          emphasizes stocks of large
                          U.S. companies.                         .
-------------------------------------------------------
Scudder VIT Small Cap    To replicate as closely as
Index Fund - Class B       possible before deduction
                          of expenses, the
                           performance of the Russell
                            2000 Index which emphasizes
                          stocks of small U.S.
                          companies.
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF            Seeks long-term capital
Equity Growth             appreciation by investing
Portfolio, Class I (4)    primarily in
                          growth-oriented equity
                          securities of large
                          capitalization companies.
-------------------------------------------------------
Van Kampen UIF           Above-average total return
 High Yield Portfolio,    over a market cycle of
 Class I                  three to five years by
                          investing primarily in high
                          yield securities (commonly
                          referred to as "junk
                          bonds").                        VAN KAMPEN (6)
-------------------------------------------------------
Van Kampen UIF          Seeks above-average total
U.S. Mid Cap Value        return over a market cycle
Portfolio, Class I (5)    of three to five years by
                          investing in common stocks
                          and other equity
                          securities.
-------------------------------------------------------
Van Kampen UIF          Seeks to provide
U.S. Real Estate          above-average current
Portfolio, Class II       income and long-term
                          capital appreciation by
                          investing primarily in
                          equity securities of
                          com[panies in the U.S. real
                          estate industry, including
                          real estate investment
                          trusts.
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT           Capital Growth
Aggressive Growth                                       VAN KAMPEN ASSET
Portfolio, Class II (7)                                  MANAGEMENT
-------------------------------------------------------
Van Kampen LIT           Long-term growth of capital
 Growth & Income          and income
 Portfolio, Class II
-------------------------------------------------------------------------------

(1) Effective 4/30/04, the LSA Balance Fund, LSA Basic Value Fund and LSA Value Equity Fund were merged into the PAVIT OpCap Balanced Portfolio, AIM V.I. Basic Value Fund - Series I and Salomon Brothers Variable Investors Fund - Class I, respectively.

(2) Effective 4/30/04, the LSA Capital Appreciation Fund was merged into the Janus Aspen Series Capital Appreciation Portfolio - Institutional Shares.

(3) Effective 5/1/04 the Janus Aspen Series International Portfolio - Service Shares changed its name to the Janus Aspen Foreign Stock Portfolio - Service Shares.

(4) Effective 4/30/04, the LSA Blue Chip Fund, LSA Equity Growth Fund and LSA Capital Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio, Class I.

(5) Effective 4/30/04, the LSA Diversified Mid-Cap Growth Fund and LSA MidCap Value Fund were merged into the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I.

(6) Morgan Stanley Investment Management Inc., the investment adviser to the UIF Portfolios, does business in certain instances as Van Kampen.

(7) Effective 4/30/04, the LSA Aggressive Growth Fund and LSA Emerging Growth Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II.

(8) A Fund's objective may be changed by the Fund's Board of Trustees without shareholder approval.

SOME OF THE PORTFOLIOS HAVE NAMES SIMILAR TO RETAIL MUTUAL FUNDS. HOWEVER, THE PORTFOLIOS MAY BE MANAGED BY A DIFFERENT PORTFOLIO MANAGER. MOREOVER, THE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, A PORTFOLIO'S SECURITY HOLDINGS MAY DIFFER FROM THOSE OF A SIMILARLY NAMED RETAIL MUTUAL FUND, AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF SIMILARLY NAMED RETAIL MUTUAL FUNDS.


                                  18 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options, including 2 dollar cost averaging options and the option to invest in one or more GUARANTEE PERIODS included in the GUARANTEED MATURITY FIXED ACCOUNT. We may offer additional Fixed Account options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Dollar Cost Averaging Fixed Account Options. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account. Loan Payments may not be allocated to the Fixed Account(s).


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to THE SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SHORT TERM DCA FIXED ACCOUNT OPTION"). Each purchase payment allocated to the Short Term DCA Fixed Account Option must be at least $1,200. We will credit interest to purchase payments you allocate to this Option for up to six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Short Term DCA Fixed Account Option. However, you may not choose less than 3 or more than 6 equal monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 6 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Subaccount unless you request a different investment alternative. At the end of the transfer period, any residual amount will be transferred to the Money Market Variable Subaccount. No transfers are permitted into the Short Term DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur 25 days after such purchase payment. If we do not receive an allocation from you within 25 days of the date of payment, we will transfer the payment plus associated interest to the Money Market Variable Subaccount in equal monthly installments.

EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish an Extended Short Term Dollar Cost Averaging Program by allocating purchase payments to THE EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("EXTENDED SHORT TERM DCA FIXED ACCOUNT OPTION"). Each purchase payment allocated to the Extended Short Term DCA Fixed Account Option must be at least $1,200. We will credit interest to purchase payments you allocate to this Option for up to twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Extended Short Term DCA Fixed Account Option. However, you may not choose less than 7 or more than 12 equal monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 12 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Subaccount unless you request a different investment alternative. At the end of the transfer period, any residual amount will be transferred to the Money Market Variable Subaccount. No transfers are permitted into the Extended Short Term DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur 25 days after such purchase payment. If we do not receive an allocation from you within 25 days of the date of payment, we will transfer the payment plus associated interest to the Money Market Variable Subaccount in equal monthly installments.


INVESTMENT RISK
We bear the investment risk for all amounts allocated to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. That is because we guarantee the current rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. We determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-865-5237.


                                  19 PROSPECTUS

GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s).

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Lincoln Benefit at 1-800-865-5237.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:





Purchase Payment......................... $10,000

Guarantee Period......................... 5 years

Annual Interest Rate.....................    4.50%



                              END OF CONTRACT YEAR
                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value................
 x (1 + Annual          $10,000.00
 Interest Rate)              1.045
                        ----------
                        $10,450.00
Contract Value at end
 of Contract Year.....
 x (1 + Annual                      $10,450.00
 Interest Rate)                          1.045
                                    ----------
                                   $10,920.25
Contract Value at end
 of Contract Year.....
 x (1 + Annual                                  $10,920.25
 Interest Rate)                                      1.045
                                                ----------
                                                $11,411.66
Contract Value at end
 of Contract Year.....
 x (1 + Annual                                              $11,411.66
 Interest Rate)                                                  1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end
 of Contract Year.....
 x (1 + Annual                                                           $11,925.19
 Interest Rate)                                                               1.045
                                                                        -----------
                                                                         $12,461.82



TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82 - $10,000.00)

This example assumes no withdrawals during the entire 5-year Guarantee Period.
   If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:


                                  20 PROSPECTUS

1. Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our current declared rate for a Guarantee Period of that length; or

2. Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3. Instruct us to transfer all or a portion of your money to one or more Variable Subaccounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4. Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable. We will pay interest from the day the Guarantee Period expired until the date of withdrawal. The interest will be the rate for the shortest Guarantee Period then being offered. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30-day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make:

.. that qualifies for one of the waivers as described on pages 25,

.. to satisfy the IRS minimum distribution rules for the Contract, or

.. a single withdrawal made by a surviving spouse made within one year after continuing the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a maturity equal to the Guarantee Period at its inception to the Treasury Rate for a maturity equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5-year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.




                                  21 PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to either the Short Term Dollar Cost Averaging Fixed Account or the Extended Short Term Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a charge of.50% of the transfer amount but not less than $25, on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

As a general rule, we only make transfers on days when the NYSE is open for business. If we receive your request on one of those days, we will make the transfer that day. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30-day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Subaccounts so as to change the relative weighting of the Variable Subaccounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. After 6 months from the Payout Start Date, you may make transfers from the Variable Subaccounts to increase the proportion of your income payments consisting of fixed income payments.


TELEPHONE TRANSFERS
You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. Calls completed before 3:00 p.m. will be effected on that day at that day's price. Calls completed after 3:00 p.m. will be effected on the next day on which the NYSE is open for business, at that day's price.

At any time, without notice, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means previously approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Variable Subaccounts in any Contract year, or to refuse any Variable Subaccount transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING. The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Subaccounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If we identify a pattern of market-timing or excessive trading activity, we will make further inquiry and may, depending on the circumstances, impose trading limitations as described below under "Trading Limitations" consistent with applicable law and the Contract. Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Subaccounts, not all market timing or excessive trading is identifiable or preventable. Therefore, we cannot guarantee that we can prevent such trading activity in all cases or before it occurs.


TRADING LIMITATIONS. We reserve the right to limit transfers among the investment alternatives in any Contract Year, or to refuse any transfer request, if:



                                  22 PROSPECTUS

.. we believe. in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Subaccount or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month from any Variable Subaccount, the Short Term Dollar Cost Averaging Fixed Account, or the Extended Short Term Dollar Cost Averaging Fixed Account, to any of the other Variable Subaccounts or the Guarantee Periods. You may not use the Dollar Cost Averaging Program to transfer amounts from the Guarantee Periods. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of Dollar Cost Averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Subaccounts, the performance of each Subaccount may cause a shift in the percentage you allocated to each Subaccount. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Subaccount and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account monthly, quarterly, semi-annually, or annually, depending on your instructions. We will transfer amounts among the Variable Subaccounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Subaccounts. You want 40% to be in the Fidelity Growth Portfolio Variable Subaccount and 60% to be in the OpCap Balanced portfolio Variable Subaccount. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity Growth Portfolio Variable Subaccount now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity Growth Portfolio Variable Subaccount and use the money to buy more units in the OpCap Balanced portfolio Variable Subaccount so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. A one-time request to rebalance the amounts allocated to the Subaccounts is not part of a Portfolio Rebalancing program and is subject to all of the requirements that are applicable to transfers made during the Accumulation Phase. We will automatically terminate this program if you request any transfer outside the Automatic Portfolio Rebalancing Program. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.


                                  23 PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Subaccounts (1.50% if you select the Enhanced Death Benefit Rider; 1.45% if you select the Income Benefit Rider; and 1.70% if you select both the Enhanced Death Benefit Rider and the Income Benefit Rider), and an additional charge ranging from 0.15% to 0.35% for the Enhanced Earnings Death Benefit described below.

The mortality and expense risk charge is for the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider, the Income Benefit Rider and the Enhanced Earnings Death Benefit Rider compensate us for the additional risk that we accept by providing these Riders.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase. After the Payout Start Date, mortality and expense risk charges for the Enhanced Death Benefit, the Income Benefit, and the Enhanced Earnings Death Benefit will cease.


ENHANCED EARNINGS DEATH BENEFIT RIDER CHARGE
If you elect the Enhanced Earnings Death Benefit Rider, we will increase the Mortality and Expense charge during the Accumulation Phase by the annual rates shown below based on the oldest Contract Owner's age on the Rider Date.


     AGE             ANNUAL CHARGE
--------------  ---------------------
     0-55                0.15%
    56-65                0.25%
    66-75
                         0.35%




ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Subaccounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge up to 0.50% of the transfer amount, but not less than $25, per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 8% of the purchase payment(s) you withdraw. The charge declines to 0% over an 8 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page 8. Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge penalty in effect on the following day, whichever is lower. Any Purchase Payments older than 8 years old, which have not been previously withdrawn, may be withdrawn without paying the withdrawal charge. During each Contract year, you can also withdraw the greater of earnings not previously withdrawn or 15% of your New Purchase Payments without paying the charge. New Purchase Payments are Purchase Payments received by us less than 8 years prior to withdrawal. Unused portions of this "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of calculating the withdrawal charge, the Contract Value is deemed to be withdrawn in the following order:

FIRST. Earnings - The amount of Contract Value in excess of all purchase payments that have not previously been withdrawn;

SECOND. Old Purchase Payments - Purchase payments received by us more than eight years prior to the date of withdrawal which have not been previously withdrawn;

THIRD. New Purchase Payments that are not subject to a withdrawal charge; and

FOURTH. New Purchase Payments that are subject to a withdrawal charge.

For federal income tax purposes, withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. Free withdrawal amounts are not cumulative.


                                  24 PROSPECTUS

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER.We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. You or the Annuitant, if the Contract Owner is not a living person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract Owner is not a living person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date;

2. you or the Annuitant, if the Contract Owner is not a living person, receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, if the Contract Owner is not a living person, claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not


                                  25 PROSPECTUS
it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Subaccounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see page 9. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment less any withdrawal charges, income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Variable Subaccounts according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire investment in a Variable Subaccount.

If you request a total withdrawal, we may require you to return your Contract to us. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract is a non-qualified contract or IRA, you may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. Systematic withdrawals will be deducted from the Variable Subaccounts and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account Options, on a pro rata basis. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Subaccounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. For income tax purposes, withdrawals are generally made from earnings first. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $2,000, we will inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional Purchase Payment to restore your Contract Value to the contractual minimum of $2,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


                                  26 PROSPECTUS

CONTRACT LOANS FOR 403(B) CONTRACTS
--------------------------------------------------------------------------------

Subject to the restrictions described below, we will make loans to the Contract Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Internal Revenue Code. Such loans are not available in Vermont. Loans are not available under non-qualified Contracts. We will only make loans after the right to cancel period and before the Payout Start Date. All loans are subject to the terms of the Contract, the relevant qualified plan, and the Internal Revenue Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the amount available for full withdrawal under your Contract on the date of the loan. In addition, you may not borrow a loan if the total of the requested loan and all of your loans under TSA plans is more than the lesser of (a) or (b) where:

  (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

  (b) equals the greater of $10,000 or half of the amount available for full withdrawal.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Payout Start Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Internal Revenue Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Variable Account and/or the Fixed Account Options to the LOAN ACCOUNT as collateral for the loan. The Loan Account is an account established for amounts transferred from the Variable Subaccounts or Fixed Account as security for an outstanding Contract loan. We will transfer to the Loan Account amounts from the Variable Account in proportion to the assets in each Subaccount. If your loan amount is greater than your Contract Value in the Subaccounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account Options. If your loan amount is greater than your contract value in the Subaccounts and the Guaranteed Maturity Fixed Account Options, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Options.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Subaccounts or the Fixed Account. We may, however, apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Subaccounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

  (1) the Death Proceeds;

  (2) full withdrawal proceeds;

  (3) the amount available for partial withdrawal;

  (4) the amount applied on the Payout Start Date to provide income payments.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Subaccount(s) in the proportion that you have selected for your most recent Purchase Payment. Allocations of loan payments are not permitted to the Fixed Accounts (Guaranteed Maturity Fixed Account and Dollar Cost Averaging Fixed Account Option). If your Purchase Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the PIMCO Money Market Subaccount.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in


                                  27 PROSPECTUS
payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount, incur the early withdrawal tax penalty. Until we are permitted by law to extinguish a defaulted loan, we will continue to charge interest and add unpaid interest to your outstanding loan balance.

If the total loan balance exceeds the amount available for full withdrawal, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date; and

.. no later than the day the Annuitant reaches age 90, or the 10th Contract
  Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2 may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Subaccount assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3).


                                  28 PROSPECTUS

In that case you may terminate all or part of the income payments at any time and withdraw their value, subject to withdrawal charges. For Variable Amount Income Payments, the value you may withdraw is equal to the present value of the Variable Amount Income Payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For Fixed Amount Income Payments, the value you may withdraw is equal to the present value of the Fixed Amount Income Payments being terminated, calculated using a discount rate equal to the applicable current interest rate. The applicable current interest rate is the rate we are using on the date we receive your withdrawal request to determine income payments for a new Income Plan with a payment period equal to the remaining payment period of the income payments being terminated. The value you may withdraw may be higher or lower than it would have been using the interest rate that was initially used to calculate your Fixed Account Income Payments and your total payments (withdrawal amount plus income payments already received) may be more or less than the amount applied to your Income Plan. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Subaccounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $50, and state law permits, we may:

.. pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

.. reduce the frequency of your payments so that each payment will be at least
  $50.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Subaccounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Subaccounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


INCOME BENEFIT RIDER
The Income Benefit Rider is no longer available. For Contract Owners and Annuitants up to and including age 75. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). This Rider does not affect the amounts paid as a death benefit, partial withdrawal or surrender. The Rider is optional, has additional charges and may not be available in all states.


                                  29 PROSPECTUS

QUALIFICATIONS. To qualify for the income benefit payments under this Rider, you must meet the following requirements as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the Rider Date;

.. The Payout Start Date must be prior to the oldest Annuitant's 90th birthday;

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. You must elect to receive fixed income payments, which will be calculated using the guaranteed payout rates listed in your Contract; and

.. The Income Plan you selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the Payout Start Date, or

  . 5 years, if the youngest Annuitant's age is greater than 80 on the Payout Start Date.

.. Of course, if your Contract Value, applied to the then current payout rates offered by Lincoln Benefit, generates higher income payments than those provided under the Income Benefit Rider, you will receive the higher payment amount. You may also elect to apply your Contract Value to any other income plan that we offer at that time.

The Income Benefit Rider will no longer be in effect and the mortality and expense charge for the Rider will end upon the change of the named Annuitant for reasons other than death. We may discontinue offering these options at any time.


INCOME BASE
The Income Base is used solely for the purpose of calculating the GUARANTEED INCOME BENEFIT under this Rider ("Guaranteed Income Benefit") and does not provide a Contract Value or guarantee performance of any investment option.

On the date we issue the Rider ("Rider Date"), the Income Base is equal to the Contract Value. After the Rider Date, the Income Base plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawal will accumulate daily at a rate equivalent to 5% per year until the earlier of the Payout Start Date, or the first day of the month after the oldest Contract Owner's (or Annuitant's, if the Contract Owner is not a living person) 85th birthday. The maximum Income Base is 200% of:

.. the Contract Value on the Rider Date; plus

.. any subsequent purchase payments; less

.. any subsequent withdrawal adjustments.


WITHDRAWAL ADJUSTMENT
The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where:

  (a) = the withdrawal amount

  (b) = the Contract Value immediately prior to the withdrawal, and

  (c) = the most recently calculated Income Base

The Guaranteed Income Benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

On the Payout Start Date, the income payment will be the greater of the guaranteed Income Benefit or the Income Payment provided in the Payout Phase section.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


                                  30 PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------


WE WILL PAY A DEATH BENEFIT PRIOR TO THE PAYOUT START DATE ON:
1. the death of any Contract Owner or,

2. the death of the Annuitant, if the Contract Owner is not a living person.

We will pay the death benefit to the new Contract Owner as determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiaries. If the Contract Owner is not a living person, in the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

A claim for a distribution on death must include DUE PROOF OF DEATH. Where there are multiple Beneficiaries, we will value the Death Benefit at the time the first Beneficiary submits a complete claim for payment of the Death Benefit. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.

Your beneficiary should submit a complete claim for payment of the Death Benefit within 180 days of the relevant death in order to claim the standard or enhanced Death Benefit. If your beneficiary does not submit a complete claim for payment of the Death Benefit within 180 days of the relevant death, the beneficiary will be paid the Contract Value which may be adjusted as described in "Death Benefit Payments" on page 33. You may specify that the death benefit be paid under a specific Income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different Income Plan or lump sum. Once we accept the written request, the change or restriction will take effect as of the date you signed the request.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the Death Benefit within 180 days of the date of death, the standard Death Benefit is equal to the greatest of:

.. the sum of all Purchase Payments reduced by withdrawal adjustments. The withdrawal adjustment for Purchase Payments is equal to (a) divided by (b), with the result multiplied by (c) where:

  (a) is the withdrawal amount;

  (b) is the Contract Value immediately prior to the withdrawal; and

  (c) is the sum of all prior purchase payments adjusted by any prior withdrawals; or

  .  the Contract Value on the date we determine the Death Benefit, or

  . the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value, i.e., the Contract Value adjusted by any market value adjustment, less any applicable withdrawal charge or premium tax) on the date we determine the Death Benefit, or

  . the Contract Value on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the Death Benefit, increased by any purchase payment made since that Death Benefit Anniversary and reduced by an adjustment for any withdrawals since that Death Benefit Anniversary.

In other words, for each Death Benefit Anniversary that occurs prior to the date we determine the Death Benefit, we will calculate an amount equal to the Contract Value on that Death Benefit Anniversary, plus any purchase payments made since that Death Benefit Anniversary, and minus an adjustment for any withdrawals made since that Death Benefit Anniversary. (The calculation of the withdrawal adjustment is described on page 33.) If there are multiple Death Benefit Anniversaries, we will make multiple calculations. The highest result will be compared to the other three values listed above in order to determine the Death Benefit.

"Death Benefit Anniversaries" occur every 7th Contract anniversary until the oldest Contract Owner's 80th birthday, or the Annuitant's 80th birthday if the Contract Owner is not a living person. The Contract Anniversary immediately following the oldest Contract Owner's 80th birthday, or the Annuitant's 80th birthday if the Contract Owner is not a living person, will also be a Death Benefit Anniversary and is the final Death Benefit Anniversary.

The Death Benefit Anniversary withdrawal adjustment is equal to (a) divided by
(b), with the result multiplied by (c), where:

  (a) is the withdrawal amount;

  (b) is the Contract Value immediately prior to the withdrawal; and

  (c) is the Contract Value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.

We will determine the value of the Death Benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.


                                  31 PROSPECTUS

ENHANCED DEATH BENEFIT RIDER
The Enhanced Death Benefit Rider is an optional benefit that you may elect if the Contract Owners and Annuitants are not older than age 80 on the date we receive the application, or the date we receive the written request to add this Rider, whichever is later. If the Contract Owner is a living individual, the Enhanced Death Benefit applies only upon the death of the Contract Owner. If the Contract Owner is not a living individual, the Enhanced Death Benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of the standard death benefit above, or the Enhanced Death Benefit. The Enhanced Death Benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit A or B may not be available in all states. This rider will automatically terminate on the Payout Start Date.

The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract. The Enhanced Death Benefit Rider and the mortality and expense charge for the Rider will terminate upon the change of Contract Owner (or the Annuitant if the Contract Owner is not a living person) for reasons other than death.

ENHANCED DEATH BENEFIT A. On the date we issue the Rider ("RIDER DATE"), Enhanced Death Benefit A is equal to the Contract Value on that date. After the Rider Date, Enhanced Death Benefit A is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by a withdrawal adjustment, as described below, for any partial withdrawals since that Anniversary.

We will calculate Anniversary Values for each Contract Anniversary up until the earlier of:

.. the date we determine the death benefit; or

.. the first Contract Anniversary following the oldest Contract Owner's or, if the Contract Owner is not a living person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit A only for purchase payments and withdrawals.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

    (a) = is the withdrawal amount,

    (b) = is the Contract Value immediately prior to the withdrawal, and

    (c) = the most recently calculated Enhanced Death Benefit A.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B on the Rider Date is equal to the Contract Value on that date. After the Rider Date, the Enhanced Death Benefit B, plus any subsequent purchase payments and less a withdrawal adjustment, as described below, will accumulate daily at a rate equivalent to 5% per year until the earlier of:

.. the date we determine the death benefit; or

.. the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit B only for purchase payments and withdrawals. The maximum amount of Enhanced Death Benefit B is 200% of:

.. the Contract Value on the Rider Date; plus

.. any subsequent purchase payments; less

.. any subsequent withdrawal adjustments.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

         (a) = the withdrawal amount,

         (b) = is the Contract Value immediately prior to the withdrawal, and

         (c) = is the most recently calculated Enhanced Death Benefit B.


ENHANCED EARNINGS DEATH BENEFIT RIDER
For Contract Owners and Annuitants up to and including age 75, the Enhanced Earnings Death Benefit Rider is an optional benefit that you may elect.

If the Contract Owner is a living person, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Contract Owner. If the Contract Owner is not a living person, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Annuitant. The Enhanced Earnings Death Benefit Rider and the annual charge for the Rider will terminate upon the change of Contract Owner (or the Annuitant if the Contract Owner is not a living person) for reasons other than death. The Rider may not be available in all states. We may discontinue the offering of the Rider at any time. This rider will automatically terminate on the Payout Start Date.

Under the Enhanced Earnings Death Benefit Rider, the Enhanced Earnings Death Benefit is determined as follows:

If the oldest Contract Owner, or the Annuitant if the Contract Owner is not a living person, is age 55 or younger on the date we receive the completed application, or we receive written request to add this


                                  32 PROSPECTUS
rider, whichever is later, the Enhanced Earnings Death Benefit will be:

.. the lesser of 100% of IN-FORCE PREMIUM (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Contract Owner, or the Annuitant if the Contract Owner is not a living person) or 50% of In-Force Earnings, calculated as of the date we receive due proof of death.

If the oldest Contract Owner, or the Annuitant if the Contract Owner is not a living person, is between the ages of 56 and 65 on the date we receive the completed application or the date we receive the written request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

.. the lesser of 80% of the In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Contract Owner, or the Annuitant if the Contract Owner is not a living person) or 40% of In-Force Earning, calculated as of the date we receive due proof of death.

If the oldest Contract Owner, or the Annuitant if the Contract Owner is not a living person, is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

.. the lesser of 50% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Contract Owner, or the Annuitant if the Contract Owner is not a living person) or 25% of In-Force Earnings, calculated as of the date we receive due proof of death.

For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

.. In-Force Earnings is the greater of (a) the current Contract Value less the In-Force Premium; or (b) zero.

.. In-Force Premiums are defined as follows:

  . If the Rider Date is the same as the Issue Date of the Contract:

  . The sum of all the purchase payments less the sum of all the Excess-of-Earnings Withdrawals.

.. If the Rider Date is later than the Contract issue date:

  . The Contract Value as of Rider Date plus all the purchase payments made after the Rider Date less the sum of all the Excess-of-Earnings Withdrawals after the Rider Date Excess-of-Earnings Withdrawals are defined as follows:

  . For each withdrawal, this amount is equal to the amount, if any, by which the withdrawal exceeds the In-Force Earnings immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Rider as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Rider may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your financial advisor can help you decide if the Enhanced Earnings Death Benefit Rider is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Rider, see Appendix C.


DEATH BENEFIT PAYMENTS
1. If the sole new Contract Owner is your spouse:

  (a) Your spouse may elect, within 180 days of the date of your death, to receive the Death Benefit described above in a lump sum.

  (b) Your spouse may elect, within 180 days of the date of your death, to receive an amount equal to the Death Benefit paid out through an Income Plan. Payments from the Income Plan must begin within one year of your date of death. The payments must be:

   (i) over the life of your spouse; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

   (iii) over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

If your spouse chooses to continue the Contract or, does not elect one of the options above within 180 days of your death, the Contract will continue in the Accumulation Phase as if no death has occurred. If the Contract continues in the Accumulation Phase, the following conditions apply:

  (a) On the date the Contract is continued, the Contract Value will be the Death Benefit as determined as of the Valuation Date on which we received due proof of death (the next Valuation Date, if we receive due proof of death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Benefit amount over the Contract Value will be allocated to the Subaccounts. This excess will be allocated in proportion to your Contract Value in those Subaccounts as of the end of the Valuation Period during which we receive the complete request for payment of the


                                  33 PROSPECTUS

Death Benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Subaccount. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfers without incurring a transfer fee:

  (i) transfer all or a portion of the excess among the Subaccounts;

  (ii) transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

  (iii) transfer all or a portion of the excess into a combination of Subaccounts, or the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract. The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge or Market Value Adjustment.

After the Contract is continued, prior to the Payout Start Date, the Death Benefit of the continued Contract will be the greatest of:

  (a) the sum of all purchase payments reduced by any withdrawal adjustments; or

  (b) the Contract Value on the date we determine the Death Benefit; or

  (c) the Settlement Value on the date we determine the Death Benefit; or

  (d) the Contract Value on each Death Benefit Anniversary prior to the date we determine the Death Benefit, increased by any Purchase Payments made since that Death Benefit Anniversary and reduced by an adjustment for any withdrawals, as defined in the Death Benefit provision.

Please see DEATH BENEFIT AMOUNT on page 32 for a detailed explanation of how these amounts are calculated.

Only one spousal continuation is allowed under the Contract.

2. If the new Contract Owner is not your spouse but is a living person, the new Contract Owner has the following options:

  (a) The new Contract Owner may elect, within 180 days of the date of your death, to receive the Death Benefit in a lump sum.

  (b) The new Contract Owner may elect, within 180 days of the date of your death, to receive an amount equal to the Death Benefit paid out through an Income Plan. Payments from the annuity option must begin within one year of your date of death. The Payments must be:

  (i) over the life of the new Contract Owner, or for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner; or

  (ii) over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

  (c) If the New Owner does not elect one of the options above within 180 days of death, then the New Owner must receive the Contract Value payable within 5 years of your date of death. Under this option, if the Settlement Value is greater than the Contract Value as determined as of the Valuation Date on which we received a complete request for settlement, which includes Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3:00 p.m. Central Time), we will allocate the excess to the Variable Subaccount selected by the New Owner. In the absence of instructions, we will allocate that amount to the Money Market Variable Subaccount. Until the Contract Value is withdrawn, it will vary in accordance with the investment options selected by the New Owner, and the New Owner may exercise all rights as set forth in the TRANSFERS section during this 5-year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.

If the New Owner dies prior to receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

3. If the new Contract Owner is a non-Living Person, the new Contract Owner has the following options:

  (a) The non-living Contract Owner may elect, within 180 days of your death, to receive the Death Benefit in a lump sum.

  (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. Under this option, if the Settlement Value is greater than the Contract Value as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3:00 pm Central
Time), we will allocate the excess to the Variable Subaccount selected by the New Owner. In the absence of instructions, we will allocate that amount to the Money Market Variable Subaccount. Until the Contract Value is withdrawn, it will vary in accordance with the investment options selected by the New Owner, and the New Owner may exercise all rights as set forth in the Transfers provision during this 5-year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.


                                  34 PROSPECTUS

We reserve the right to offer additional options upon Death of Owner. Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner.

If any new Contract Owner is not a Living Person, all new Contract Owners will be considered to be non-Living Persons for the above purposes.

We reserve the right to waive or extend the 180-day limit on a non-discriminatory basis.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the following options:

1. If the Contract Owner is a Living Person, the Contract will continue with a new Annuitant as described on page 12.

2. If the Contract Owner is not a Living Person:

  (a) The non-living Contract Owner may elect, within 180 days of the Annuitant's date of death, to receive the Death Benefit in a lump sum; or

  (b) If the Contract Owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. Under this option, if the Settlement Value is greater than the Contract Value as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3:00 pm Central Time), we will allocate the excess to the Variable Subaccount selected by the New Owner. In the absence of instructions, we will allocate that amount to the Money Market Variable Subaccount. Until the Contract Value is withdrawn, it will vary in accordance with the investment options selected by the New Owner, and the Contract Owner may then exercise all rights as set forth in the TRANSFERS section during this 5-year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

If the non-living Contract Owner does not make one of the above described elections, the Settlement Value must be withdrawn by a non-living Contract Owner on or before the mandatory distribution date 5 years after the Annuitant's death.

We reserve the right to waive or extend the 180-day limit on a non-discriminatory basis.


MORE INFORMATION
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY.
Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska, 68506-4142. Lincoln Benefit is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life" or "ALIC"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("AIC"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation ("Allstate").

 We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We intend to market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Variable Account and/or the Fixed Account.

Under our reinsurance agreements with Allstate Life, substantially all contract related transactions are transferred to Allstate Life and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. These assets represent our general account and are invested and managed by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

 Under the Company's reinsurance agreements with ALIC, the Company reinsures all reserve liabilities with ALIC except for variable contracts. The Company's variable contract assets and liabilities are held in legally-segregated, unitized Variable Accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to ALIC.


THE VARIABLE ACCOUNT
Lincoln Benefit established the Lincoln Benefit Life Variable Annuity Account in 1992. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Lincoln Benefit.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Nebraska law. That means we account for the Variable Account's income, gains and losses separately from the results of our


                                  35 PROSPECTUS
other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Variable Account consists of Variable Subaccounts. Each Variable Subaccount invests in a corresponding Portfolio. We may add new Variable Subaccounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Subaccounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Subaccounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Subaccounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Subaccount by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Subaccount by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Subaccounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 7.5% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1.5% of Purchase Payments and other cash bonuses to broker-dealers who maintain certain sales volume levels.



ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The


                                  36 PROSPECTUS
underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within a employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by William F. Emmons, Vice President, Assistant General Counsel and Assistant Secretary of Lincoln Benefit.


                                  37 PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF LINCOLN BENEFIT LIFE
COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable

Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Variable Account, then Lincoln Benefit may impose a charge against the Variable

Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Lincoln Benefit is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department


                                  38 PROSPECTUS
announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Lincoln

Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any


                                  39 PROSPECTUS
premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance, as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all


                                  40 PROSPECTUS
countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as investments as:

.. Individual Retirement Annuities (IRAs) under Section 408(b) of the Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension (SEP IRA) under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Section 408(p) of the Code; and

.. Tax Sheltered Annuities under Section 403(b) of the Code.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln

Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored retirement plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, IRAs (excluding Roth IRAs) and TSAs require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age


                                  41 PROSPECTUS

59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (applies only for IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from employer sponsored retirement plans, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


                                  42 PROSPECTUS

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.


Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.


ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Section 408(p) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).


These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


                                  43 PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Lincoln Benefit's annual report on Form 10-K for the year ended December 31, 2003, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. the address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

 If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Lincoln Benefit Life Company, P.O. Box 80469, Lincoln, Nebraska, 68501-0469 or 800-865-5237.












                                  44 PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

The Accumulation Unit Value is a unit of measure used to calculate the value of a Contract Owner's interest in a Variable Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Administrative Expense Charge. The beginning value for 2001 reflects the Accumulation Unit Value as of August 10, 2001, the effective date of the Registration Statement for this Contract. We maintain different Accumulation Unit Values for Base Contracts with different combinations of optional riders because the charges deducted from the Subaccounts are different. This Appendix includes Accumulation Unit Values reflecting the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all the other available combinations of optional riders. A brief explanation of how performance of the Subaccounts is calculated may also be found in the Statement of Additional Information. Please contact us at 1-800-865-5237 to obtain a copy of the Statement of Additional Information.


BASE POLICY WITH NO OPTIONAL RIDERS

                                             Year ending December 31,
                                             2001      2002       2003
FUND
-------------------------------------------------------------------------------
AIM Basic Value Fund (2)
 Accumulation Unit Value Beginning               --         --        --
 Accumulation Unit Value Ending                  --         --        --
 Number of Units Outstanding at End of           --         --        --
 Year
-------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
 Accumulation Unit Value Beginning         $  10.00  $    9.77  $  6.537
 Accumulation Unit Value Ending            $   9.77  $   6.537  $  8.865
 Number of Units Outstanding at End of        6,717     37,747    49,569
 Year
-------------------------------------------------------------------------------
Alger American Growth
 Accumulation Unit Value Beginning               --         --  $ 10.000
 Accumulation Unit Value Ending                  --         --  $ 12.361
 Number of Units Outstanding at End of           --         --    16,344
 Year
-------------------------------------------------------------------------------
Fidelity Equity-Income
 Accumulation Unit Value Beginning         $  10.00  $    9.63  $  7.873
 Accumulation Unit Value Ending            $   9.63  $   7.873  $ 10.099
 Number of Units Outstanding at End of        7,233    176,376   291,454
 Year
-------------------------------------------------------------------------------
Fidelity VIP Growth P
 Accumulation Unit Value Beginning               --         --  $ 10.000
 Accumulation Unit Value Ending                  --         --  $ 12.461
 Number of Units Outstanding at End of           --         --    42,866
 Year
-------------------------------------------------------------------------------
Fidelity Investment Grade Bond
 Accumulation Unit Value Beginning         $  10.00  $   10.15  $ 11.021
 Accumulation Unit Value Ending            $  10.15  $  11.021  $ 11.409
 Number of Units Outstanding at End of       10,192    204,156   340,857
 Year
-------------------------------------------------------------------------------
Fidelity Overseas
 Accumulation Unit Value Beginning         $  10.00      $9.35  $  7.339
 Accumulation Unit Value Ending            $   9.35  $   7.339  $ 10.356
 Number of Units Outstanding at End of          110      2,203    46,826
 Year
-------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation P
(3)
 Accumulation Unit Value Beginning               --         --        --
 Accumulation Unit Value Ending                  --         --        --
 Number of Units Outstanding at End of           --         --        --
 Year
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock (4)
 Accumulation Unit Value Beginning         $  10.00  $   10.69  $  9.136
 Accumulation Unit Value Ending            $  10.69  $   9.136  $ 12.021
 Number of Units Outstanding at End of          391     14,107    26,635
 Year
-------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth
 Accumulation Unit Value Beginning         $  10.00  $    9.63  $  7.060
 Accumulation Unit Value Ending            $   9.63  $   7.060  $  8.614
 Number of Units Outstanding at End of        3,165     97,061    77,756
 Year
-------------------------------------------------------------------------------
Lazard Retirement Emerging Markets
 Accumulation Unit Value Beginning         $  10.00  $    9.92  $  9.639
 Accumulation Unit Value Ending            $   9.92  $   9.639  $ 14.544
 Number of Units Outstanding at End of            0      4,579     9,947
 Year
-------------------------------------------------------------------------------
LSA Aggressive Growth Fund (7)
 AAccumulation Unit Value Beginning        $  10.00  $    9.41  $  6.348
 Accumulation Unit Value Ending            $   9.41  $   6.348  $  8.686
 Number of Units Outstanding at End of          649     22,935    45,902
 Year
-------------------------------------------------------------------------------
LSA Balanced Fund (2)
 Accumulation Unit Value Beginning         $  10.00  $    9.64  $  7.768
 Accumulation Unit Value Ending            $   9.64  $   7.768  $  9.902
 Number of Units Outstanding at End of       18,088    152,064   238,048
 Year
-------------------------------------------------------------------------------
LSA Basic Value Fund (2)
 Accumulation Unit Value Beginning         $  10.00  $    9.60  $  7.416
 Accumulation Unit Value Ending            $   9.60  $   7.416  $  9.761
 Number of Units Outstanding at End of       13,440    193,154   241,742
 Year
-------------------------------------------------------------------------------
LSA Blue Chip Fund (5)
 Accumulation Unit Value Beginning         $  10.00  $    9.76  $  7.103
 Accumulation Unit Value Ending            $   9.76  $   7.103  $  8.776
 Number of Units Outstanding at End of        3,387     91,543   224,286
 Year
-------------------------------------------------------------------------------
LSA Capital Appreciation Fund (3)
 Accumulation Unit Value Beginning         $  10.00  $   10.03  $  7.059
 Accumulation Unit Value Ending            $  10.03  $   7.059  $  9.077
 Number of Units Outstanding at End of        2,459     53,255   107,302
 Year
-------------------------------------------------------------------------------
LSA Disciplined Equity Fund (2)
 Accumulation Unit Value Beginning         $  10.00  $    9.59        --
 Accumulation Unit Value Ending            $   9.59  $   7.073        --
 Number of Units Outstanding at End of        1,065     64,810        --
 Year
-------------------------------------------------------------------------------
LSA Diversified Mid Cap Fund (6)
 Accumulation Unit Value Beginning         $  10.00  $   10.00  $  7.962
 Accumulation Unit Value Ending            $  10.00  $   7.962  $ 10.432
 Number of Units Outstanding at End of        9,409     97,423   130,830
 Year
-------------------------------------------------------------------------------
LSA Emerging Growth Equity Fund (7)
 Accumulation Unit Value Beginning         $  10.00  $   10.06  $  5.768
 Accumulation Unit Value Ending            $  10.06  $   5.768  $  8.361
 Number of Units Outstanding at End of          352     17,828    26,548
 Year
-------------------------------------------------------------------------------
LSA Equity Growth Fund (2) (3)
 Accumulation Unit Value Beginning         $  10.00  $    9.97  $  6.901
 Accumulation Unit Value Ending            $   9.97  $   6.901  $  8.405
 Number of Units Outstanding at End of        1,703     27,593   109,311
 Year
-------------------------------------------------------------------------------
LSA Capital Growth Fund (3)
 Accumulation Unit Value Beginning         $  10.00  $    9.68  $  7.225
 Accumulation Unit Value Ending            $   9.68  $   7.225  $  8.806
 Number of Units Outstanding at End of          856     31,959    53,695
 Year
-------------------------------------------------------------------------------
LSA Mid Cap Value Fund (6)
 Accumulation Unit Value Beginning         $  10.00  $   10.66  $  9.731
 Accumulation Unit Value Ending            $  10.66  $   9.731  $ 13.418
 Number of Units Outstanding at End of        7,420     82,491   122,723
 Year
-------------------------------------------------------------------------------
LSA Value Equity Fund (2)
 Accumulation Unit Value Beginning         $  10.00  $    9.62  $  7.389
 Accumulation Unit Value Ending            $   9.62  $   7.389  $  9.508
 Number of Units Outstanding at End of        2,032     38,421    98,093
 Year
-------------------------------------------------------------------------------
MFS New Discovery Series
 Accumulation Unit Value Beginning         $  10.00  $   10.35  $  6.963
 Accumulation Unit Value Ending            $  10.35  $   6.963  $  9.166
 Number of Units Outstanding at End of        1,040     63,132    81,084
 Year
-------------------------------------------------------------------------------
MFS Utilities Series
 Accumulation Unit Value Beginning         $  10.00  $    8.96  $  6.813
 Accumulation Unit Value Ending            $   8.96  $   6.813  $  9.112
 Number of Units Outstanding at End of       12,557     38,681    50,267
 Year
-------------------------------------------------------------------------------
PAVIT OpCap Balanced (2)
 Accumulation Unit Value Beginning               --         --        --
 Accumulation Unit Value Ending                  --         --        --
 Number of Units Outstanding at End of           --         --        --
 Year
-------------------------------------------------------------------------------
PAVIT PEA Science and Technology
 Accumulation Unit Value Beginning         $  10.00  $    9.59  $  4.768
 Accumulation Unit Value Ending            $   9.59  $   4.768  $  7.683
 Number of Units Outstanding at End of          906     18,884    56,004
 Year
-------------------------------------------------------------------------------
PAVIT OpCap SmallCap
 Accumulation Unit Value Beginning         $  10.00  $   10.09  $  7.802
 Accumulation Unit Value Ending            $  10.09  $   7.802  $ 10.980
 Number of Units Outstanding at End of          536     34,675    59,114
 Year
-------------------------------------------------------------------------------
Oppenheimer International Growth
 Accumulation Unit Value Beginning         $  10.00  $    9.11  $  6.781
 Accumulation Unit Value Ending            $   9.11  $   6.781  $  9.735
 Number of Units Outstanding at End of        1,054     23,843    23,597
 Year
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA
 Accumulation Unit Value Beginning         $  10.00  $   10.30  $  8.545
 Accumulation Unit Value Ending            $  10.30  $   8.545  $ 12.160
 Number of Units Outstanding at End of        2,185     52,157    87,171
 Year
-------------------------------------------------------------------------------
PIMCO Foreign Bond (U.S. Dollar-Hedged)
 Accumulation Unit Value Beginning         $  10.00  $   10.12  $ 10.806
 Accumulation Unit Value Ending            $  10.12  $  10.806  $ 10.901
 Number of Units Outstanding at End of          575     49,021    71,226
 Year
-------------------------------------------------------------------------------
PIMCO Money Market
 Accumulation Unit Value Beginning         $  10.00  $   10.04  $ 10.048
 Accumulation Unit Value Ending            $  10.04  $  10.048  $  9.983
 Number of Units Outstanding at End of       23,597    289,545   388,312
 Year
-------------------------------------------------------------------------------
PIMCO Real Return (1)
 Accumulation Unit Value Beginning               --         --  $ 10.000
 Accumulation Unit Value Ending                  --         --  $ 10.482
 Number of Units Outstanding at End of           --         --    22,724
 Year
-------------------------------------------------------------------------------
PIMCO Total Return
 Accumulation Unit Value Beginning         $  10.00  $   10.15  $ 10.919
 Accumulation Unit Value Ending            $  10.15  $  10.919  $ 11.314
 Number of Units Outstanding at End of       22,113   370.,770   504,244
 Year
-------------------------------------------------------------------------------
Putnam High Yield Fund
 Accumulation Unit Value Beginning         $  10.00  $    9.89  $  9.683
 Accumulation Unit Value Ending            $   9.89  $   9.683  $ 12.088
 Number of Units Outstanding at End of        4,328     49,831   121,267
 Year
-------------------------------------------------------------------------------
Putnam International Growth and Income
Fund
 Accumulation Unit Value Beginning         $  10.00  $    9.44  $  8.034
 Accumulation Unit Value Ending            $   9.44  $   8.034  $ 10.925
 Number of Units Outstanding at End of          935     19,992    36,251
 Year
-------------------------------------------------------------------------------
Rydex VT OTC Fund
 Accumulation Unit Value Beginning         $  10.00  $    9.80  $  5.913
 Accumulation Unit Value Ending            $   9.80  $   5.913  $  8.483
 Number of Units Outstanding at End of          577     23,308    31,257
 Year
-------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (1)
 Accumulation Unit Value Beginning               --         --  $ 10.000
 Accumulation Unit Value Ending                  --         --  $ 12.471
 Number of Units Outstanding at End of           --         --     1,384
 Year
-------------------------------------------------------------------------------
Salomon Brothers Variable All Cap Fund
 Accumulation Unit Value Beginning         $  10.00  $    9.68  $  7.159
 Accumulation Unit Value Ending            $   9.68  $   7.159  $  9.819
 Number of Units Outstanding at End of        1,864    101,018    82,721
 Year
-------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund
(2)
 Accumulation Unit Value Beginning               --         --        --
 Accumulation Unit Value Ending                  --         --        --
 Number of Units Outstanding at End of           --         --        --
 Year
-------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index Fund (1)
 Accumulation Unit Value Beginning               --         --  $ 10.000
 Accumulation Unit Value Ending                  --         --  $ 13.170
 Number of Units Outstanding at End of           --         --     1,561
 Year
-------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (1)
 Accumulation Unit Value Beginning               --         --  $ 10.000
 Accumulation Unit Value Ending                  --         --  $ 12.119
 Number of Units Outstanding at End of           --         --    27,529
 Year
-------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund (1)
 Accumulation Unit Value Beginning               --         --  $ 10.000
 Accumulation Unit Value Ending                  --         --  $ 13.867
 Number of Units Outstanding at End of           --         --    10,762
 Year
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth (5) (9)
 Accumulation Unit Value Beginning               --         --        --
 Accumulation Unit Value Ending                  --         --        --
 Number of Units Outstanding at End of           --         --        --
 Year
-------------------------------------------------------------------------------
Van Kampen UIF High Yield (9)
 Accumulation Unit Value Beginning         $  10.00  $    9.49  $  8.683
 Accumulation Unit Value Ending            $   9.49  $   8.683  $ 10.768
 Number of Units Outstanding at End of        7,458     45,587    70,594
 Year
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value (6) (9)
 Accumulation Unit Value Beginning               --         --        --
 Accumulation Unit Value Ending                  --         --        --
 Number of Units Outstanding at End of           --         --        --
 Year
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth
 Accumulation Unit Value Beginning               --         --        --
 Accumulation Unit Value Ending                  --         --        --
 Number of Units Outstanding at End of           --         --        --
 Year
-------------------------------------------------------------------------------
Van Kampen LIT Growth & Income (7)
 Accumulation Unit Value Beginning         $  10.00  $    9.64  $  8.108
 Accumulation Unit Value Ending            $   9.64  $   8.108  $ 10.212
 Number of Units Outstanding at End of        8,115    139,022   223,485
 Year
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate (1) (9)
 Accumulation Unit Value Beginning               --         --  $ 10.000
 Accumulation Unit Value Ending                  --         --  $ 12.780
 Number of Units Outstanding at End of           --         --     9,773
 Year
-------------------------------------------------------------------------------

(1) First offered May 1, 2003.

(2) Effective 4/30/04, the LSA Balance Fund, LSA Basic Value Fund and LSA Value Equity Fund were merged into the PAVIT OpCap Balanced Portfolio, AIM V.I. Basic Value Fund - Series I and Salomon Brothers Variable Investors Fund - Class I, respectively. Accordingly, on 4/30/04, we transferred the value of the LSA Balanced Variable Sub-Account and the LSA Value Equity Variable Sub-Account to the PAVIT OpCap Balanced Variable Sub-Account, AIM V.I. Basic Value Variable Sub-Account and the Salomon Brothers Variable Investors Variable Sub-Account, respectively.


                                  48 PROSPECTUS

(3) Effective 4/30/04, the LSA Capital Appreciation Fund was merged into the Janus Aspen Series Capital Appreciation Portfolio - Institutional Shares.
    Accordingly, on 4/30/04, we transferred the value of the LSA Capital Appreciation Variable Sub-Account to the Janus Aspen Series Capital Appreciation Variable Sub-Account.

(4) Effective 5/1/04 the Janus Aspen Series International Portfolio - Service Shares changed its name to the Janus Aspen Foreign Stock Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective 4/30/04, the LSA Blue Chip Fund, LSA Equity Growth Fund and LSA Capital Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio, Class I. Accordingly, on 4/30/04, we transferred the value of the LSA Blue Chip Variable Sub-Account, LSA Equity Growth Variable Sub-Account and LSA Capital Growth Variable Sub-Account to the Van Kampen UIF Equity Growth Variable Sub-Account.

(6) Effective 4/30/04, the LSA Diversified Mid-Cap Growth Fund and LSA MidCap Value Fund were merged into the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on 4/30/04, we transferred the value of the LSA Diversified Mid-Cap Growth Variable Sub-Account and the LSA MidCap Value Variable Sub-Account to the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

(7) Effective 4/30/04, the LSA Aggressive Growth Fund and LSA Emerging Growth Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio, Class
   II. Accordingly, on 4/30/04, we transferred the value of the LSA Aggressive Growth Variable Sub-Account and the LSA Emerging Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(8) Effective 5/1/04, the PIMCO VIT Foreign Bond Portfolio - Administrative Shares changed its name to PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares

(9) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances usingthe name Van Kampen.


BASE POLICY WITH ENHANCED DEATH BENEFIT RIDER, INCOME BENEFIT RIDER AND ENHANCED EARNINGS DEATH BENEFIT RIDER (66-75)

                                                   Year ending December 31,
                                                   2001      2002       2003
FUND
-------------------------------------------------------------------------------
AIM Basic Value Fund (2)
 Accumulation Unit Value Beginning                    --        --         --
 Accumulation Unit Value Ending                       --        --         --
 Number of Units Outstanding at End of Year           --        --         --
-------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
 Accumulation Unit Value Beginning                $10.00   $  9.74    $ 6.464
 Accumulation Unit Value Ending                   $ 9.74   $ 6.464    $ 8.695
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
Alger American Growth (1)
 Accumulation Unit Value Beginning                    --        --    $ 10.00
 Accumulation Unit Value Ending                       --        --    $12.294
 Number of Units Outstanding at End of Year           --        --      2,501
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income
 Accumulation Unit Value Beginning                $10.00   $  9.60    $ 7.786
 Accumulation Unit Value Ending                   $ 9.60   $ 7.786    $ 9.906
 Number of Units Outstanding at End of Year            0     4,628      5,624
-------------------------------------------------------------------------------
Fidelity VIP Growth (1)
 Accumulation Unit Value Beginning                    --        --    $ 10.00
 Accumulation Unit Value Ending                       --        --    $12.394
 Number of Units Outstanding at End of Year           --        --      1,046
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
 Accumulation Unit Value Beginning                $10.00   $ 10.12    $10.898
 Accumulation Unit Value Ending                   $10.12   $10.898    $11.191
 Number of Units Outstanding at End of Year            0     2,777      3,709
-------------------------------------------------------------------------------
Fidelity VIP Overseas
 Accumulation Unit Value Beginning                $10.00   $  9.32    $ 7.257
 Accumulation Unit Value Ending                   $ 9.32   $ 7.257    $10.158
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation (3)
 Accumulation Unit Value Beginning                    --        --         --
 Accumulation Unit Value Ending                       --        --         --
 Number of Units Outstanding at End of Year           --        --         --
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock (4)
 Accumulation Unit Value Beginning                $10.00   $ 10.66    $ 9.034
 Accumulation Unit Value Ending                   $10.66   $ 9.034    $11.791
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth
 Accumulation Unit Value Beginning                $10.00   $  9.60    $ 6.982
 Accumulation Unit Value Ending                   $ 9.60   $ 6.982    $ 8.449
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
Lazard Emerging Markets
 Accumulation Unit Value Beginning                $10.00   $  9.89    $ 9.532
 Accumulation Unit Value Ending                   $ 9.89   $ 9.532    $14.265
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
LSA Aggressive Growth Fund (7)
 Accumulation Unit Value Beginning                $10.00   $  9.38    $ 6.277
 Accumulation Unit Value Ending                   $ 9.38   $ 6.277    $ 8.519
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
LSA Balanced Fund (2)
 Accumulation Unit Value Beginning                $10.00   $  9.61    $ 7.681
 Accumulation Unit Value Ending                   $ 9.61   $ 7.681    $ 9.712
 Number of Units Outstanding at End of Year            0       790      1,466
-------------------------------------------------------------------------------
LSA Basic Value Fund (2)
 Accumulation Unit Value Beginning                $10.00   $  9.57    $ 7.333
 Accumulation Unit Value Ending                   $ 9.57   $ 7.333    $ 9.574
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
LSA Blue Chip Fund (5)
 Accumulation Unit Value Beginning                $10.00   $  9.73    $ 7.024
 Accumulation Unit Value Ending                   $ 9.73   $ 7.024    $ 8.608
 Number of Units Outstanding at End of Year            0         0        756
-------------------------------------------------------------------------------
LSA Capital Appreciation Fund (3)
 Accumulation Unit Value Beginning                $10.00   $ 10.00    $ 6.980
 Accumulation Unit Value Ending                   $10.00   $ 6.980    $ 8.903
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
LSA Disciplined Equity Fund (2)
 Accumulation Unit Value Beginning                $10.00   $  9.56         --
 Accumulation Unit Value Ending                   $ 9.56   $ 6.961         --
 Number of Units Outstanding at End of Year            0         0         --
-------------------------------------------------------------------------------
LSA Diversified Mid Cap Fund (6)
 Accumulation Unit Value Beginning                $10.00   $  9.96    $ 7.866
 Accumulation Unit Value Ending                   $ 9.96   $ 7.866    $10.232
 Number of Units Outstanding at End of Year            0         0        630
-------------------------------------------------------------------------------
LSA Emerging Growth Equity Fund (7)
 Accumulation Unit Value Beginning                $10.00   $ 10.03    $ 5.704
 Accumulation Unit Value Ending                   $10.03   $ 5.704    $ 8.201
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
LSA Equity Growth Fund (2) (3)
 Accumulation Unit Value Beginning                $10.00   $  9.94    $ 6.824
 Accumulation Unit Value Ending                   $ 9.94   $ 6.824    $ 8.244
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
LSA Capital Growth Fund (3)
 Accumulation Unit Value Beginning                $10.00   $  9.66    $ 7.142
 Accumulation Unit Value Ending                   $ 9.66   $ 7.142    $ 8.637
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
LSA Mid Cap Value Fund (6)
 Accumulation Unit Value Beginning                $10.00   $ 10.63    $ 9.602
 Accumulation Unit Value Ending                   $10.63   $ 9.602    $13.162
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
LSA Value Equity Fund (2)
 Accumulation Unit Value Beginning                $10.00   $  9.59    $ 7.306
 Accumulation Unit Value Ending                   $ 9.59   $ 7.306    $ 9.326
 Number of Units Outstanding at End of Year            0         0      1,401
-------------------------------------------------------------------------------
MFS New Discovery Series
 Accumulation Unit Value Beginning                $10.00   $ 10.32    $ 6.886
 Accumulation Unit Value Ending                   $10.32   $ 6.886    $ 8.990
 Number of Units Outstanding at End of Year            0         0        370
-------------------------------------------------------------------------------
MFS Utilities Series
 Accumulation Unit Value Beginning                $10.00   $  8.93    $ 6.737
 Accumulation Unit Value Ending                   $ 8.93   $ 6.737    $ 8.937
 Number of Units Outstanding at End of Year            0         0        399
-------------------------------------------------------------------------------
PAVIT OpCap Balanced (2)
 Accumulation Unit Value Beginning                    --        --         --
 Accumulation Unit Value Ending                       --        --         --
 Number of Units Outstanding at End of Year           --        --         --
-------------------------------------------------------------------------------
PAVIT PEA Science and Technology
 Accumulation Unit Value Beginning                $10.00   $  9.56    $ 4.715
 Accumulation Unit Value Ending                   $ 9.56   $ 4.715    $ 7.536
 Number of Units Outstanding at End of Year            0         0      4,942
-------------------------------------------------------------------------------
PAVIT OpCap SmallCap
 Accumulation Unit Value Beginning                $10.00   $ 10.06    $ 7.715
 Accumulation Unit Value Ending                   $10.06   $ 7.715    $10.770
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
Oppenheimer International Growth
 Accumulation Unit Value Beginning                $10.00   $  9.08    $ 6.705
 Accumulation Unit Value Ending                   $ 9.08   $ 6.705    $ 9.549
 Number of Units Outstanding at End of Year            0         0        387
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA
 Accumulation Unit Value Beginning                $10.00   $ 10.27    $ 8.450
 Accumulation Unit Value Ending                   $10.27   $ 8.450    $11.927
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
PIMCO Foreign Bond (U.S. Dollar-Hedged) (8)
 Accumulation Unit Value Beginning                $10.00   $ 10.09    $10.686
 Accumulation Unit Value Ending                   $10.09   $10.686    $10.692
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
PIMCO Money Market
 Accumulation Unit Value Beginning                $10.00   $ 10.01    $ 9.936
 Accumulation Unit Value Ending                   $10.01   $ 9.936    $ 9.792
 Number of Units Outstanding at End of Year            0         0      1,275
-------------------------------------------------------------------------------
PIMCO Real Return (1)
 Accumulation Unit Value Beginning                    --        --    $ 10.00
 Accumulation Unit Value Ending                       --        --    $10.425
 Number of Units Outstanding at End of Year           --        --      1,193
-------------------------------------------------------------------------------
PIMCO Total Return
 Accumulation Unit Value Beginning                $10.00   $ 10.12    $10.797
 Accumulation Unit Value Ending                   $10.12   $10.797    $11.098
 Number of Units Outstanding at End of Year            0     2,792      7,241
-------------------------------------------------------------------------------
Putnam High Yield Fund
 Accumulation Unit Value Beginning                $10.00   $  9.86    $ 9.576
 Accumulation Unit Value Ending                   $ 9.86   $ 9.576    $11.857
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
Putnam International Growth and Income Fund
 Accumulation Unit Value Beginning                $10.00   $  9.42    $ 7.944
 Accumulation Unit Value Ending                   $ 9.42   $ 7.944    $10.716
 Number of Units Outstanding at End of Year            0         0          0
-------------------------------------------------------------------------------
Rydex OTC Fund
 Accumulation Unit Value Beginning                $10.00   $  9.77    $ 5.847
 Accumulation Unit Value Ending                   $ 9.77   $ 5.847    $ 8.321
 Number of Units Outstanding at End of Year            0         0      1,833
-------------------------------------------------------------------------------
Rydex Sector Rotation Fund (1)
 Accumulation Unit Value Beginning                    --        --    $ 10.00
 Accumulation Unit Value Ending                       --        --    $12.403
 Number of Units Outstanding at End of Year           --        --          0
-------------------------------------------------------------------------------
Salomon Brothers Variable All Cap Fund
 Accumulation Unit Value Beginning                $10.00   $  9.65    $ 7.079
 Accumulation Unit Value Ending                   $ 9.65   $ 7.079    $ 9.631
 Number of Units Outstanding at End of Year            0         0        678
-------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund (2)
 Accumulation Unit Value Beginning                    --        --         --
 Accumulation Unit Value Ending                       --        --         --
 Number of Units Outstanding at End of Year           --        --         --
-------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index Fund (1)
 Accumulation Unit Value Beginning                    --        --    $ 10.00
 Accumulation Unit Value Ending                       --        --    $13.099
 Number of Units Outstanding at End of Year           --        --          0
-------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (1)
 Accumulation Unit Value Beginning                    --        --    $ 10.00
 Accumulation Unit Value Ending                       --        --    $12.053
 Number of Units Outstanding at End of Year           --        --          0
-------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund (1)
 Accumulation Unit Value Beginning                    --        --    $ 10.00
 Accumulation Unit Value Ending                       --        --    $13.792
 Number of Units Outstanding at End of Year           --        --          0
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth (7)
 Accumulation Unit Value Beginning                    --        --         --
 Accumulation Unit Value Ending                       --        --         --
 Number of Units Outstanding at End of Year           --        --         --
-------------------------------------------------------------------------------
Van Kampen LIT Growth & Income
 Accumulation Unit Value Beginning                $10.00   $  9.61    $ 8.017
 Accumulation Unit Value Ending                   $ 9.61   $ 8.017    $10.016
 Number of Units Outstanding at End of Year            0         0        357
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth (5) (9)
 Accumulation Unit Value Beginning                    --        --         --
 Accumulation Unit Value Ending                       --        --         --
 Number of Units Outstanding at End of Year           --        --         --
-------------------------------------------------------------------------------
Van Kampen UIF High Yield (9)
 Accumulation Unit Value Beginning                $10.00   $  9.46    $ 8.556
 Accumulation Unit Value Ending                   $ 9.46   $ 8.556    $10.562
 Number of Units Outstanding at End of Year            0         0      3,961
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value (6) (9)
 Accumulation Unit Value Beginning                    --        --         --
 Accumulation Unit Value Ending                       --        --         --
 Number of Units Outstanding at End of Year           --        --         --
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate (1) (9)
 Accumulation Unit Value Beginning                    --        --    $ 10.00
 Accumulation Unit Value Ending                       --        --    $12.711
 Number of Units Outstanding at End of Year           --        --          0
-------------------------------------------------------------------------------

(1) First offered May 1, 2003.

(2) Effective 4/30/04, the LSA Balance Fund, LSA Basic Value Fund and LSA Value Equity Fund were merged into the PAVIT OpCap Balanced Portfolio, AIM V.I. Basic Value Fund - Series I and Salomon Brothers Variable Investors Fund - Class I, respectively. Accordingly, on 4/30/04,


                                  52 PROSPECTUS
   we transferred the value of the LSA Balanced Variable Sub-Account and the LSA Value Equity Variable Sub-Account to the PAVIT OpCap Balanced Variable Sub-Account, AIM V.I. Basic Value Variable Sub-Account and the Salomon Brothers Variable Investors Variable Sub-Account, respectively.

(3) Effective 4/30/04, the LSA Capital Appreciation Fund was merged into the Janus Aspen Series Capital Appreciation Portfolio - Institutional Shares.
    Accordingly, on 4/30/04, we transferred the value of the LSA Capital Appreciation Variable Sub-Account to the Janus Aspen Series Capital Appreciation Variable Sub-Account.

(4) Effective 5/1/04 the Janus Aspen Series International Portfolio - Service Shares changed its name to the Janus Aspen Foreign Stock Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective 4/30/04, the LSA Blue Chip Fund, LSA Equity Growth Fund and LSA Capital Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio, Class I. Accordingly, on 4/30/04, we transferred the value of the LSA Blue Chip Variable Sub-Account, LSA Equity Growth Variable Sub-Account and LSA Capital Growth Variable Sub-Account to the Van Kampen UIF Equity Growth Variable Sub-Account.

(6) Effective 4/30/04, the LSA Diversified Mid-Cap Growth Fund and LSA MidCap Value Fund were merged into the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on 4/30/04, we transferred the value of the LSA Diversified Mid-Cap Growth Variable Sub-Account and the LSA MidCap Value Variable Sub-Account to the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

(7) Effective 4/30/04, the LSA Aggressive Growth Fund and LSA Emerging Growth Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio, Class
   II. Accordingly, on 4/30/04, we transferred the value of the LSA Aggressive Growth Variable Sub-Account and the LSA Emerging Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(8) Effective 5/1/04, the PIMCO VIT Foreign Bond Portfolio - Administrative Shares changed its name to PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares

(9) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances usingthe name Van Kampen.


                                  53 PROSPECTUS

APPENDIX B
MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:



I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period;

J = the Treasury Rate for a maturity equal to the term length of the Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout State Date to the end of the Guarantee Period.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                           .9 X [I-(J +.0025)] X N



To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30-day period after such Guarantee Period expires.

                       EXAMPLES OF MARKET VALUE ADJUSTMENT
Purchase Payment:       $10,000 allocated to a Guarantee Period
Guarantee Period:       5 years
Interest Rate:          4.50%
Full Withdrawal:        End of Contract Year 3
I (5-Year Treasury
Rate):                   4.50%


NOTE: These examples assume that premium taxes are not applicable and that previous withdrawals have not been taken.


                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract
 Value at End of Contract
 Year 3:                         = $10,000.00 X (1.045)/3/=   11,411.66
Step 2: Calculate the Free
 Withdrawal Amount:              =.15 X (  $10,000.00) =   $1,500.00 (GREATER THAN $1,411.66 EARNINGS IN THE CONTRACT)
Step 3: Calculate the
 Withdrawal Charge:
Under the Contract, earnings
are deemed to be withdrawn
before Purchase
Payments. Accordingly, in
this example, the amount of
the Purchase Payment
eligible for free withdrawal
would equal the Free Withdrawal
Amount less the
interest credited or
88.34 ( 1,500.00 -   1,411.66)
Therefore, the Withdrawal
Charge would be                  =.07 X (  $10,000 -   $88.34) =   $693.82
Step 4: Calculate the Market
 Value Adjustment:               I   =   4.50%
                                 J   =   4.20% (5-Year Treasury Rate at time of withdrawal)
                                        730 DAYS
                                 N =   --------   =   2
                                        365 DAYS
                                 Market Value Adjustment Factor:.9 X [I - (J +.0025)] X N
                                 =.9 X [.045 - (.042 +.0025)] X 2 =.0009
                                 Market Value Adjustment = Market Value Adjustment Factor X
                                 Amount Subject To Market Value Adjustment:
                                 =.0009 X   $11,411.66 =   $10.27

Step 5: Calculate the amount
received by Contract Owner as
a result of full withdrawal at
the end of Contract Year 3:     =   $11,411.66 -   $693.82 +  $ 10.27 = $10,728.11




                                  54 PROSPECTUS

                                           EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:     =  $10,000.00 X (1.045)/3/ =  $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                  =.15 X ($10,000.00) = $1,500.00 (GREATER THAN $1,411.66 IN EARNINGS)

Step 3: Calculate the Withdrawal Charge:
As above, in this example, the amount of
the Purchase Payment eligible for free
withdrawal would equal the Free Withdrawal
Amount less the interest credited or
88.34 ( 1,500 -  1,411.66). Therefore, the
Withdrawal Charge would be                                      =.07 X ( $10,000.00 -$88.34) = $693.82
Step 4: Calculate the Market Value Adjustment:
(5-Year Treasury Rate at time of withdrawal)                   J = 4.80%
                                                                        730 DAYS
                                                               N =    -----------   =   2
                                                                         365 DAYS
                                                               MARKET VALUE ADJUSTMENT FACTOR:.9 X [I - (J +.0025)] X N
                                                               =.9 X [(.045 - (.048 +.0025)] X (2) = -.0099
                                                               MARKET VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X
                                                               AMOUNT SUBJECT TO MARKET VALUE ADJUSTMENT:
                                                               = -.0099 X $11,411.66 = -(  $112.98)

Step    5: Calculate the amount received by Contract Owner as
a result of full withdrawal at the end of Contract Year 3:     =  $11,411.66 -  $693.82 -   $112.98 =   $10,604.86





                                  55 PROSPECTUS

APPENDIX C
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT
--------------------------------------------------------------------------------

EXAMPLE 1: In this example, assume that the oldest Contract Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Lincoln Benefit receives Due Proof Of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                    =      0
Purchase Payments in the 12 months after the      =       0
 Rider Date and prior to Death
In-Force Premium                                  =       $100,000
                                                       (  $100,000 +   0 - 0)
In-Force Earnings                                 =       $25,000
                                                       (  $125,000
                                                        -   $100,000)
ENHANCED EARNINGS PROTECTION DEATH BENEFIT        =    50% *   $25,000 = $12,500


Since 50% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.


EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In the second example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Lincoln Benefit receives Due Proof of Death will be assumed to be $114,000.

Excess-of-Earnings Withdrawals                    =     $5,000 ( $ 10,000 -   $5,000)
Purchase payments in the 12 months after the      =      0
 Rider Date and prior to Death
In-Force Premium                                  =     $ 95,000 (  $100,000 +   0 -  $
                                                        5,000)
In-Force Earnings                                 =     $19,000 ( $ 114,000 -  $95,000)
Enhanced Earnings Death Benefit                   =    50% x   $19,000 =  $9,500


Since 50% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months after the Rider Date and prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3.

This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 65 on the Rider Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Lincoln Benefit receives Due Proof of Death.

Excess-of-Earnings Withdrawals      =     $30,000 (  $50,000 -   $20,000)
Purchase payments in the 12 months
after the Rider Date and prior to
Death                               =      0

In-Force Premium                    =     $120,000 (  $110,000 +   $40,000 - $30,000)
In-Force Earnings                   =     $20,000 (  $140,000 -   $120,000)
Enhanced Earnings Death Benefit     =     40% of   $20,000 =   $8,000


In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.


                                  56 PROSPECTUS

Since 40% of In-Force Earnings is less than 80% of the In-Force Premium (excluding purchase payments in the 12 months after the Rider Date and prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.


                                  57 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION
--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchases of Contract
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Net Investment Factor
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  Calculation of Annuity Unit Values
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A  ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------










THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.




                                  58 PROSPECTUS

                       THE LBL ADVANTAGE VARIABLE ANNUITY

                          Lincoln Benefit Life Company
                        Variable Annuity Separate Account
                                  PO Box 80469
                             Lincoln, NE 68501-0469
                                1 (800) 525-9287


                       Statement of Additional Information
                                Dated May 1, 2004



This Statement of Additional Information supplements the information in the prospectus for the Lincoln Benefit Life Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2004, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Contracts.



                                TABLE OF CONTENTS

Description
Page

Additions, Deletions or Substitutions of Investments...................S-1
The Contract...........................................................S-2
         Purchases of Contracts........................................S-2
         Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)..S-2
         Calculation of Accumulation Unit Values.......................S-30
         Net Investment Factor.........................................S-30
         Calculation of Variable Income Payments.......................S-31
         Calculation of Annuity Unit Values............................S-31
General Matters........................................................S-32
         Incontestability..............................................S-32
         Settlements...................................................S-32
         Safekeeping of the Variable Account's Assets..................S-32
         Premium Taxes.................................................S-32
         Tax Reserves..................................................S-32
Experts................................................................S-32
Financial Statements...................................................S-32
Appendix A: Accumulation Unit Values...................................S-33









ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Subaccount to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different Fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Subaccount until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Subaccounts or series of Variable Subaccounts. Each additional Variable Subaccount would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Subaccounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Subaccounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Subaccounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Lincoln Benefit. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.



CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Subaccount and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Subaccount for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Subaccount for the current Valuation Period.

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges, including optional rider charges, are contained in the prospectus. Attached as Apendix A to this SAI are tables showing the Accumulation Unit Values for all other classes of Accumulation Units reflecting other combinations of optional riders available under the Contract. Accumulation Unit Values are shown since inception of the Variable Sub-Accounts or since the Contracts were first offered with the applicable optional riders, if later.

NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Subaccount assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge, including any increase to the mortality and expense risk charge for an optional benefit Rider. We determine the Net Investment Factor for each Variable Subaccount for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) The sum of:

     (1) the net asset value per share of the mutual fund underlying the Subaccount determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain distributions made by the mutual fund underlying the subaccount during the current Valuation Period.

(B) Divided by the net asset value per share of the mutual fund underlying the Subaccount determined as of the end of the immediately preceding Valuation Period.

(C) The result is reduced by the Mortality and Expense Risk Charge and the Administrative Expense Charge corresponding to the portion of the 365-day year (366 days for a Leap Year)that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Subaccount less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Subaccount's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Subaccount by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Subaccount.

CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Subaccount are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Subaccount invests. We calculate the Annuity Unit Value for each Variable Subaccount at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Subaccount's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.


GENERAL MATTERS

INCONTESTABILITY
We will not contest the Contract after we issue it.

SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Subaccounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES
Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES
We do not establish capital gains tax reserves for any Variable Subaccount nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements of Lincoln Benefit Life Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the related financial statement schedules incorporated by reference in the prospectus and included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is included hererin and incorporated by reference in the prospectus, and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Lincoln Benefit Variable Annuity Account as of December 31, 2003, and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2003, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, the related financial statement schedules and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and financial statement schedules of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contracts.







                                   APPENDIX A
                            ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges, including optional rider charges, are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units reflecting other combinations of optional riders available under the Contract. Accumulation Unit Values are shown since inception of the Variable Sub-Accounts or since the Contracts were first offered with the applicable optional riders, if later.


                                   Base Policy with Enhanced Earnings Death Benefit Rider (0-55)

                                                            Year ending        Year ending        Year ending
                                                           December 31,        December 31,       December 31,
Fund                                                           2001                2002               2003
------------------------------------------------------------------------     ---------------     -------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                             $10.000             $9.770             $6.514
Accumulation Unit Value Ending                                $9.770              $6.523             $8.812
Number of Units Outstanding at End of Year                       0                 202               20,968
Alger American Growth Portfolio - Class S
Accumulation Unit Value Beginning                               --                  --              $10.000
Accumulation Unit Value Ending                                  --                  --              $12.340
Number of Units Outstanding at End of Year                      --                  --               7,436
Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             $10.000             $9.630             $7.857
Accumulation Unit Value Ending                                $9.630              $7.857            $10.039
Number of Units Outstanding at End of Year                      344                3316             110,996
Fidelity VIP Growth Portfolio - Service Class 2 (1)
Accumulation Unit Value Beginning                               --                  --              $10.000
Accumulation Unit Value Ending                                  --                  --              $12.440
Number of Units Outstanding at End of Year                      --                  --               25,559
Fidelity Investment Grade Bond Portfolio-- Service
Class 2
Accumulation Unit Value Beginning                             $10.000            $10.140            $10.997
Accumulation Unit Value Ending                                $10.140            $10.997            $11.341
Number of Units Outstanding at End of Year                      423                2935             151,273
Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                             $10.000             $9.350             $7.324
Accumulation Unit Value Ending                                $9.350              $7.324            $10.294
Number of Units Outstanding at End of Year                       0                 215               16,081
Janus International Value Portfolio: Service Shares (1)
Accumulation Unit Value Beginning                             $10.000            $10.680             $9.116
Accumulation Unit Value Ending                                $10.680             $9.116            $11.949
Number of Units Outstanding at End of Year                       0                  0                11,641
Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                             $10.000             $9.630             $7.046
Accumulation Unit Value Ending                                $9.630              $7.046             $8.563
Number of Units Outstanding at End of Year                      447                3048              50,107
Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                             $10.000             $9.910             $9.619
Accumulation Unit Value Ending                                $9.910              $9.619            $14.456
Number of Units Outstanding at End of Year                       0                 350               9,280
LSA Aggressive Growth Fund (2)
Accumulation Unit Value Beginning                             $10.000             $9.400             $6.335
Accumulation Unit Value Ending                                $9.400              $6.335             $8.633
Number of Units Outstanding at End of Year                       0                  0                14,940
LSA Balanced Fund (3)
Accumulation Unit Value Beginning                             $10.000             $9.630             $7.751
Accumulation Unit Value Ending                                $9.630              $7.751             $9.843
Number of Units Outstanding at End of Year                       0                 874              108,037
LSA Basic Value Fund (3)
Accumulation Unit Value Beginning                             $10.000             $9.600             $7.400
Accumulation Unit Value Ending                                $9.600              $7.400             $9.702
Number of Units Outstanding at End of Year                      278                5835             160,832
LSA Blue Chip Fund (4)
Accumulation Unit Value Beginning                             $10.000             $9.750             $7.088
Accumulation Unit Value Ending                                $9.750              $7.088             $8.723
Number of Units Outstanding at End of Year                       0                 2682             176,854
LSA Capital Appreciation Fund (5)
Accumulation Unit Value Beginning                             $10.000            $10.020             $7.044
Accumulation Unit Value Ending                                $10.020             $7.044             $9.022
Number of Units Outstanding at End of Year                       0                  0                75,569
LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                             $10.000             $9.680             $7.210
Accumulation Unit Value Ending                                $9.680              $7.210             $8.753
Number of Units Outstanding at End of Year                       0                 203               55,652
LSA Diversified Mid Cap Fund (6)
Accumulation Unit Value Beginning                             $10.000             $9.990             $7.946
Accumulation Unit Value Ending                                $9.990              $7.946            $10.369
Number of Units Outstanding at End of Year                      812                957              148,999
LSA Emerging Growth Equity Fund (2)
Accumulation Unit Value Beginning                             $10.000            $10.050             $5.756
Accumulation Unit Value Ending                                $10.060             $5.756             $8.311
Number of Units Outstanding at End of Year                      187                664               9,613
LSA Equity Growth Fund (4)
Accumulation Unit Value Beginning                             $10.000             $9.960             $6.886
Accumulation Unit Value Ending                                $9.960              $6.886             $8.355
Number of Units Outstanding at End of Year                       0                  0                88,431
LSA Mid Cap Value Fund (6)
Accumulation Unit Value Beginning                             $10.000            $10.660             $9.711
Accumulation Unit Value Ending                                $10.660             $9.711            $13.338
Number of Units Outstanding at End of Year                      116                1673              64,920
LSA Value Equity Fund (3)
Accumulation Unit Value Beginning                             $10.000             $9.620             $7.373
Accumulation Unit Value Ending                                $9.620              $7.373             $9.451
Number of Units Outstanding at End of Year                      193                317               57,740
MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                             $10.000            $10.340             $6.949
Accumulation Unit Value Ending                                $10.340             $6.949             $9.111
Number of Units Outstanding at End of Year                      254                505               72,727
MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                             $10.000             $8.950             $6.799
Accumulation Unit Value Ending                                $8.950              $6.799             $9.057
Number of Units Outstanding at End of Year                       0                 1578              17,911
Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                             $10.000             $9.100             $6.767
Accumulation Unit Value Ending                                $9.100              $6.767             $9.677
Number of Units Outstanding at End of Year                      144                 59               14,339
Oppenheimer Main Street Small Cap Fund/VA -- Service
Class
Accumulation Unit Value Beginning                             $10.000            $10.300             $8.527
Accumulation Unit Value Ending                                $10.300             $8.527            $12.087
Number of Units Outstanding at End of Year                       0                 2118              91,019
PAVIT OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                             $10.000            $10.090             $7.786
Accumulation Unit Value Ending                                $10.090             $7.786            $10.914
Number of Units Outstanding at End of Year                      55                  40               34,057
PAVIT PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                             $10.000             $9.580             $4.758
Accumulation Unit Value Ending                                $9.580              $4.758             $7.637
Number of Units Outstanding at End of Year                       0                 1290              38,710
PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                             $10.000            $10.120            $10.784
Accumulation Unit Value Ending                                $10.120            $10.784            $10.835
Number of Units Outstanding at End of Year                       0                 767               29,765
PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                             $10.000            $10.040            $10.026
Accumulation Unit Value Ending                                $10.040            $10.026             $9.923
Number of Units Outstanding at End of Year                      212                676              188,442
PIMCO Real Return Portfolio
Accumulation Unit Value Beginning                               --                  --              $10.000
Accumulation Unit Value Ending                                  --                  --              $10.464
Number of Units Outstanding at End of Year                      --                  --               49,234
PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                             $10.000            $10.140            $10.896
Accumulation Unit Value Ending                                $10.140            $10.896            $11.246
Number of Units Outstanding at End of Year                      528                6918             163,294
Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                             $10.000             $9.880             $9.663
Accumulation Unit Value Ending                                $9.880              $9.663            $12.016
Number of Units Outstanding at End of Year                       0                 248               65,660
Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                             $10.000             $9.440             $8.017
Accumulation Unit Value Ending                                $9.440              $8.017            $10.860
Number of Units Outstanding at End of Year                       0                 2113              32,497
Rydex OTC Fund
Accumulation Unit Value Beginning                             $10.000             $9.800             $5.901
Accumulation Unit Value Ending                                $9.800              $5.901             $8.432
Number of Units Outstanding at End of Year                       0                  0                29,563
Rydex Sector Rotation Fund
Accumulation Unit Value Beginning                               --                  --              $10.000
Accumulation Unit Value Ending                                  --                  --              $12.450
Number of Units Outstanding at End of Year                      --                  --                474
Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                             $10.000             $9.680             $7.144
Accumulation Unit Value Ending                                $9.680              $7.144             $9.760
Number of Units Outstanding at End of Year                      896                2983              44,622
Scudder VIT EAFE Equity Index Fund - Class B
Accumulation Unit Value Beginning                               --                  --              $10.000
Accumulation Unit Value Ending                                  --                  --              $13.148
Number of Units Outstanding at End of Year                      --                  --                 0
Scudder VIT Equity 500 Index Fund - Class B
Accumulation Unit Value Beginning                               --                  --              $10.000
Accumulation Unit Value Ending                                  --                  --              $12.098
Number of Units Outstanding at End of Year                      --                  --               16,133
Scudder VIT Small Cap Index Fund - Class B
Accumulation Unit Value Beginning                               --                  --              $10.000
Accumulation Unit Value Ending                                  --                  --              $13.843
Number of Units Outstanding at End of Year                      --                  --               12,912
Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                             $10.000             $9.630             $8.091
Accumulation Unit Value Ending                                $9.630              $8.091            $10.151
Number of Units Outstanding at End of Year                      273                5315             137,514
Van Kampen UIF High Yield Portfolio - Class I
Accumulation Unit Value Beginning                             $10.000             $9.490             $8.665
Accumulation Unit Value Ending                                $9.490              $8.665            $10.704
Number of Units Outstanding at End of Year                       0                 734               28,482
Van Kampen UIF U.S. Real Estate Portfolio - Class II
Accumulation Unit Value Beginning                               --                  --              $10.000
Accumulation Unit Value Ending                                  --                  --              $12.758
Number of Units Outstanding at End of Year                      --                  --               17,904



------------------------------------------------------------------------------------------------------------------------------------










                                   Base Policy with Enhanced Earnings Death Benefit Rider (56-65)

                                                                 Year ending        Year ending       Year ending
                                                                 December 31,      December 31,       December 31,
Fund                                                                 2001              2002               2003
----------------------------------------------------------      --------------    ---------------    -------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                                  $10.000            $9.760             $6.514
Accumulation Unit Value Ending                                      $9.760            $6.514             $8.812
Number of Units Outstanding at End of Year                            0                  0                448
Alger American Growth Portfolio - Class S
Accumulation Unit Value Beginning                                     --                --              $10.000
Accumulation Unit Value Ending                                        --                --              $12.340
Number of Units Outstanding at End of Year                            --                --                 0
Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                  $10.000            $9.620             $7.846
Accumulation Unit Value Ending                                      $9.620            $7.846            $10.039
Number of Units Outstanding at End of Year                            0                8,979             12,169
Fidelity VIP Growth Portfolio - Service Class 2 (1)
Accumulation Unit Value Beginning                                     --                --              $10.000
Accumulation Unit Value Ending                                        --                --              $12.440
Number of Units Outstanding at End of Year                            --                --                232
Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                  $10.000            $10.140           $10.982
Accumulation Unit Value Ending                                     $10.140            $10.982           $11.341
Number of Units Outstanding at End of Year                            0                2,542             5,214
Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                                  $10.000            $9.340             $7.314
Accumulation Unit Value Ending                                      $9.340            $7.314            $10.294
Number of Units Outstanding at End of Year                            0                  0                 0
Janus International Value Portfolio: Service Shares (1)
Accumulation Unit Value Beginning                                  $10.000            $10.680            $9.104
Accumulation Unit Value Ending                                     $10.680            $9.104            $11.949
Number of Units Outstanding at End of Year                            0                  0                634
Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                                  $10.000            $9.620             $7.036
Accumulation Unit Value Ending                                      $9.620            $7.036             $8.563
Number of Units Outstanding at End of Year                            0                2,329             9,348
Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                                  $10.000            $9.910             $9.606
Accumulation Unit Value Ending                                      $9.910            $9.606            $14.456
Number of Units Outstanding at End of Year                            0                  0                 0
LSA Aggressive Growth Fund (2)
Accumulation Unit Value Beginning                                  $10.000            $9.400             $6.326
Accumulation Unit Value Ending                                      $9.400            $6.326             $8.633
Number of Units Outstanding at End of Year                            0                 202              2,349
LSA Balanced Fund (3)
Accumulation Unit Value Beginning                                  $10.000            $9.630             $7.740
Accumulation Unit Value Ending                                      $9.630            $7.740             $9.843
Number of Units Outstanding at End of Year                            0                1,941             1,616
LSA Basic Value Fund (3)
Accumulation Unit Value Beginning                                  $10.000            $9.590             $7.390
Accumulation Unit Value Ending                                      $9.590            $7.390             $9.702
Number of Units Outstanding at End of Year                            0                3,185             4,028
LSA Blue Chip Fund (4)
Accumulation Unit Value Beginning                                  $10.000            $9.750             $7.078
Accumulation Unit Value Ending                                      $9.750            $7.078             $8.723
Number of Units Outstanding at End of Year                            0                5,044             6,073
LSA Capital Appreciation Fund (5)
Accumulation Unit Value Beginning                                  $10.000            $10.020            $7.035
Accumulation Unit Value Ending                                     $10.020            $7.035             $9.022
Number of Units Outstanding at End of Year                            0                 814              1,962
LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                                  $10.000            $9.680             $7.200
Accumulation Unit Value Ending                                      $9.680            $7.197             $8.753
Number of Units Outstanding at End of Year                            0                  0                 0
LSA Diversified Mid Cap Fund (6)
Accumulation Unit Value Beginning                                  $10.000            $9.990             $7.935
Accumulation Unit Value Ending                                      $9.990            $7.935            $10.369
Number of Units Outstanding at End of Year                            0                 753               753
LSA Emerging Growth Equity Fund (2)
Accumulation Unit Value Beginning                                  $10.000            $10.050            $5.748
Accumulation Unit Value Ending                                     $10.050            $5.748             $8.311
Number of Units Outstanding at End of Year                            0                2,917             4,626
LSA Equity Growth Fund (4)
Accumulation Unit Value Beginning                                  $10.000            $9.960             $6.876
Accumulation Unit Value Ending                                      $9.960            $6.876             $8.355
Number of Units Outstanding at End of Year                            0                  0               1,778
LSA Mid Cap Value Fund (6)
Accumulation Unit Value Beginning                                  $10.000            $10.650            $9.697
Accumulation Unit Value Ending                                     $10.650            $9.677            $13.338
Number of Units Outstanding at End of Year                            0                  0                516
LSA Value Equity Fund (3)
Accumulation Unit Value Beginning                                  $10.000            $9.610             $7.363
Accumulation Unit Value Ending                                      $9.610            $7.363             $9.451
Number of Units Outstanding at End of Year                            0                  0               4,439
MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                                  $10.000            $10.340            $6.939
Accumulation Unit Value Ending                                     $10.340            $6.939             $9.111
Number of Units Outstanding at End of Year                            0                 588              3,302
MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                                  $10.000            $8.950             $6.789
Accumulation Unit Value Ending                                      $8.950            $6.789             $9.057
Number of Units Outstanding at End of Year                            0                4,337             9,104
Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                                  $10.000            $9.100             $8.653
Accumulation Unit Value Ending                                      $9.100            $6.757            $10.704
Number of Units Outstanding at End of Year                            0                1,597             1,035
Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                                  $10.000            $10.290            $6.757
Accumulation Unit Value Ending                                     $10.290            $8.515             $9.677
Number of Units Outstanding at End of Year                            0                 848              2,830
PAVIT OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                                  $10.000            $10.080            $8.515
Accumulation Unit Value Ending                                     $10.080            $7.775            $12.087
Number of Units Outstanding at End of Year                            0                  0                327
PAVIT PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                                  $10.000            $9.580             $7.775
Accumulation Unit Value Ending                                      $9.580            $4.751            $10.914
Number of Units Outstanding at End of Year                            0                  0                 0
PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                                  $10.000            $10.110            $4.751
Accumulation Unit Value Ending                                     $10.110            $10.769            $7.637
Number of Units Outstanding at End of Year                            0                2,170              509
PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                                  $10.000            $10.030           $10.769
Accumulation Unit Value Ending                                     $10.030            $10.012           $10.835
Number of Units Outstanding at End of Year                           806              11,921             3,680
PIMCO Real Return Portfolio
Accumulation Unit Value Beginning                                     --                --              $10.012
Accumulation Unit Value Ending                                        --                --               $9.923
Number of Units Outstanding at End of Year                            --                --               12,210
PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                                  $10.000            $10.140           $10.000
Accumulation Unit Value Ending                                     $10.140            $10.881           $10.464
Number of Units Outstanding at End of Year                            0                5,079               0
Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                                  $10.000            $9.880            $10.881
Accumulation Unit Value Ending                                      $9.880            $9.650            $11.246
Number of Units Outstanding at End of Year                            0                 282              7,672
Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                                  $10.000            $9.440             $9.650
Accumulation Unit Value Ending                                      $9.440            $8.006            $12.016
Number of Units Outstanding at End of Year                            0                2,769             2,763
Rydex OTC Fund
Accumulation Unit Value Beginning                                  $10.000            $9.790             $8.006
Accumulation Unit Value Ending                                      $9.790            $5.893            $10.860
Number of Units Outstanding at End of Year                            0                  0               4,827
Rydex Sector Rotation Fund
Accumulation Unit Value Beginning                                     --                --               $5.893
Accumulation Unit Value Ending                                        --                --               $8.432
Number of Units Outstanding at End of Year                            --                --                 0
Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                                  $10.000            $9.670            $10.000
Accumulation Unit Value Ending                                      $9.670            $7.134            $12.450
Number of Units Outstanding at End of Year                            0                5,473               0
Scudder VIT EAFE Equity Index Fund - Class B
Accumulation Unit Value Beginning                                     --                --               $7.134
Accumulation Unit Value Ending                                        --                --               $9.760
Number of Units Outstanding at End of Year                            --                --               13,513
Scudder VIT Equity 500 Index Fund - Class B
Accumulation Unit Value Beginning                                     --                --              $10.000
Accumulation Unit Value Ending                                        --                --              $13.148
Number of Units Outstanding at End of Year                            --                --                 0
Scudder VIT Small Cap Index Fund - Class B
Accumulation Unit Value Beginning                                     --                --              $10.000
Accumulation Unit Value Ending                                        --                --              $12.098
Number of Units Outstanding at End of Year                            --                --                 0
Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                                  $10.000            $9.630            $10.000
Accumulation Unit Value Ending                                      $9.630            $8.079            $13.843
Number of Units Outstanding at End of Year                            0                4,479               0
Van Kampen UIF High Yield Portfolio - Class I
Accumulation Unit Value Beginning                                  $10.000            $9.480             $8.079
Accumulation Unit Value Ending                                      $9.480            $8.653            $10.151
Number of Units Outstanding at End of Year                            0                 687              8,749
Van Kampen UIF U.S. Real Estate Portfolio - Class II
Accumulation Unit Value Beginning                                     --                --              $10.000
Accumulation Unit Value Ending                                        --                --              $12.758
Number of Units Outstanding at End of Year                            --                --                 0

------------------------------------------------------------------------------------------------------------------------------------










                                   Base Policy with Enhanced Earnings Death Benefit Rider (66-75)

                                                                  Year ending        Year ending         Year ending
                                                                  December 31,       December 31,       December 31,
Fund                                                                  2001               2002               2003
----------------------------------------------------------       --------------    ---------------      -------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                                   $10.000             $9.760             $6.505
Accumulation Unit Value Ending                                       $9.760             $6.505             $8.791
Number of Units Outstanding at End of Year                            595                595                 595

Alger American Growth Portfolio - Class S
Accumulation Unit Value Beginning                                      --                 --               $10.000
Accumulation Unit Value Ending                                         --                 --               $12.332
Number of Units Outstanding at End of Year                             --                 --                  0

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                   $10.000             $9.620             $7.835
Accumulation Unit Value Ending                                       $9.620             $7.835             $10.015
Number of Units Outstanding at End of Year                           2,083              7,310               7,104

Fidelity VIP Growth Portfolio - Service Class 2 (1)
Accumulation Unit Value Beginning                                      --                 --               $10.000
Accumulation Unit Value Ending                                         --                 --               $12.432
Number of Units Outstanding at End of Year                             --                 --                 824

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                   $10.000            $10.130             $10.967
Accumulation Unit Value Ending                                      $10.130            $10.967             $11.313
Number of Units Outstanding at End of Year                           2,916              7,725               6,773

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                                   $10.000             $9.340             $7.303
Accumulation Unit Value Ending                                       $9.340             $7.303             $10.269
Number of Units Outstanding at End of Year                             0                  0                   0

Janus International Value Portfolio: Service Shares (1)
Accumulation Unit Value Beginning                                    $10.00             $10.68             $9.091
Accumulation Unit Value Ending                                       $10.68             $9.09              $11.920
Number of Units Outstanding at End of Year                             0                  0                   0

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                                   $10.000             $9.620             $7.026
Accumulation Unit Value Ending                                       $9.620             $7.026             $8.542
Number of Units Outstanding at End of Year                             0                 834                 732

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                                   $10.000             $9.910             $9.592
Accumulation Unit Value Ending                                       $9.910             $9.592             $14.422
Number of Units Outstanding at End of Year                             0                  0                   0

LSA Aggressive Growth Fund (2)
Accumulation Unit Value Beginning                                   $10.000             $9.390             $6.317
Accumulation Unit Value Ending                                       $9.390             $6.317             $8.613
Number of Units Outstanding at End of Year                             0                  0                   0

LSA Balanced Fund (3)
Accumulation Unit Value Beginning                                   $10.000             $9.620             $7.730
Accumulation Unit Value Ending                                       $9.620             $7.730             $9.819
Number of Units Outstanding at End of Year                           1,750              4,244               3,857

LSA Basic Value Fund (3)
Accumulation Unit Value Beginning                                   $10.000             $9.590             $7.380
Accumulation Unit Value Ending                                       $9.590             $7.380             $9.679
Number of Units Outstanding at End of Year                           1,216              1,842               1,216

LSA Blue Chip Fund (4)
Accumulation Unit Value Beginning                                   $10.000             $9.740             $7.069
Accumulation Unit Value Ending                                       $9.740             $7.069             $8.702
Number of Units Outstanding at End of Year                             0                4,880               4,669

LSA Capital Appreciation Fund (5)
Accumulation Unit Value Beginning                                   $10.000            $10.020             $7.025
Accumulation Unit Value Ending                                      $10.020             $7.025             $9.001
Number of Units Outstanding at End of Year                             0                1,550                617

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                                   $10.000             $9.670             $7.190
Accumulation Unit Value Ending                                       $9.670             $7.190             $8.732
Number of Units Outstanding at End of Year                           1,072              2,594               2,410

LSA Diversified Mid Cap Fund (6)
Accumulation Unit Value Beginning                                   $10.000             $9.980             $7.924
Accumulation Unit Value Ending                                       $9.980             $7.924             $10.344
Number of Units Outstanding at End of Year                            883               2,995               3,626

LSA Emerging Growth Equity Fund (2)
Accumulation Unit Value Beginning                                   $10.000            $10.050             $5.740
Accumulation Unit Value Ending                                      $10.050             $5.740             $8.291
Number of Units Outstanding at End of Year                             0                  0                   0

LSA Equity Growth Fund (4)
Accumulation Unit Value Beginning                                   $10.000             $9.950             $6.867
Accumulation Unit Value Ending                                       $9.950             $6.867             $8.335
Number of Units Outstanding at End of Year                            828                828                3,794

LSA Mid Cap Value Fund (6)
Accumulation Unit Value Beginning                                   $10.000            $10.650             $9.684
Accumulation Unit Value Ending                                      $10.650             $9.684             $13.306
Number of Units Outstanding at End of Year                             0                 420                  0

LSA Value Equity Fund (3)
Accumulation Unit Value Beginning                                   $10.000             $9.610             $7.353
Accumulation Unit Value Ending                                       $9.610             $7.353             $9.428
Number of Units Outstanding at End of Year                             0                  0                   0

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                                   $10.000            $10.340             $6.929
Accumulation Unit Value Ending                                      $10.340             $6.929             $9.089
Number of Units Outstanding at End of Year                            612                612                 612

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                                   $10.000             $8.950             $6.780
Accumulation Unit Value Ending                                       $8.950             $6.780             $9.035
Number of Units Outstanding at End of Year                             0                  0                   0

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                                   $10.000             $9.090             $6.748
Accumulation Unit Value Ending                                       $9.090             $6.748             $9.654
Number of Units Outstanding at End of Year                             0                 183                 183

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                                   $10.000            $10.290             $8.504
Accumulation Unit Value Ending                                      $10.290             $8.504             $12.057
Number of Units Outstanding at End of Year                            767               1,446               1,062

PAVIT OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                                   $10.000            $10.080             $7.764
Accumulation Unit Value Ending                                      $10.080             $7.764             $10.888
Number of Units Outstanding at End of Year                             0                1,765               1,295

PAVIT PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                                   $10.000             $9.570             $4.745
Accumulation Unit Value Ending                                       $9.570             $4.745             $7.618
Number of Units Outstanding at End of Year                            516               1,587               1,457

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                                   $10.000            $10.110             $10.754
Accumulation Unit Value Ending                                      $10.110            $10.754             $10.809
Number of Units Outstanding at End of Year                             0                  0                   0

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                                   $10.000            $10.030             $9.999
Accumulation Unit Value Ending                                      $10.030             $9.999             $9.899
Number of Units Outstanding at End of Year                           1,303              7,183              17,701

PIMCO Real Return Portfolio
Accumulation Unit Value Beginning                                      --                 --               $10.000
Accumulation Unit Value Ending                                         --                 --               $10.457
Number of Units Outstanding at End of Year                             --                 --                  0

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                                   $10.000            $10.130             $10.866
Accumulation Unit Value Ending                                      $10.130            $10.866             $11.219
Number of Units Outstanding at End of Year                            881               14,359             12,203

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                                   $10.000             $9.870             $9.636
Accumulation Unit Value Ending                                       $9.870             $9.636             $11.987
Number of Units Outstanding at End of Year                           1,380              8,651               8,405

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                                   $10.000             $9.430             $7.995
Accumulation Unit Value Ending                                       $9.430             $7.995             $10.833
Number of Units Outstanding at End of Year                             0                 159                 350

Rydex OTC Fund
Accumulation Unit Value Beginning                                   $10.000             $9.790             $5.885
Accumulation Unit Value Ending                                       $9.790             $5.885             $8.412
Number of Units Outstanding at End of Year                             0                  0                   0

Rydex Sector Rotation Fund
Accumulation Unit Value Beginning                                      --                 --               $10.000
Accumulation Unit Value Ending                                         --                 --               $12.441
Number of Units Outstanding at End of Year                             --                 --                  0

Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                                   $10.000             $9.670             $7.124
Accumulation Unit Value Ending                                       $9.670             $7.124             $9.737
Number of Units Outstanding at End of Year                            662               1,411                662

Scudder VIT EAFE Equity Index Fund - Class B
Accumulation Unit Value Beginning                                      --                 --               $10.000
Accumulation Unit Value Ending                                         --                 --               $13.139
Number of Units Outstanding at End of Year                             --                 --                  0

Scudder VIT Equity 500 Index Fund - Class B
Accumulation Unit Value Beginning                                      --                 --               $10.000
Accumulation Unit Value Ending                                         --                 --               $12.090
Number of Units Outstanding at End of Year                             --                 --                  0

Scudder VIT Small Cap Index Fund - Class B
Accumulation Unit Value Beginning                                      --                 --               $10.000
Accumulation Unit Value Ending                                         --                 --               $13.834
Number of Units Outstanding at End of Year                             --                 --                  0

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                                   $10.000             $9.630             $8.068
Accumulation Unit Value Ending                                       $9.630             $8.068             $10.126
Number of Units Outstanding at End of Year                            613               8,928               8,765

Van Kampen UIF High Yield Portfolio - Class I
Accumulation Unit Value Beginning                                   $10.000             $9.480             $8.641
Accumulation Unit Value Ending                                       $9.480             $8.641             $10.678
Number of Units Outstanding at End of Year                             0                 937                 823

Van Kampen UIF U.S. Real Estate Portfolio - Class II
Accumulation Unit Value Beginning                                      --                 --               $10.000
Accumulation Unit Value Ending                                         --                 --               $12.750
Number of Units Outstanding at End of Year                             --                 --                  0


------------------------------------------------------------------------------------------------------------------------------------







                                           Base Policy with Enhanced Death Benefit Rider


                                                                  Year ending       Year ending         Year ending
                                                                 December 31,       December 31,        December 31,
Fund                                                                 2001               2002                2003
----------------------------------------------------------       -------------     -------------       -------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                                   $10.000            $9.760              $6.514
Accumulation Unit Value Ending                                      $9.760             $6.514              $8.812
Number of Units Outstanding at End of Year                           2,435             22,908              20,968

Alger American Growth Portfolio - Class S
Accumulation Unit Value Beginning                                     --                 --               $10.000
Accumulation Unit Value Ending                                        --                 --               $12.340
Number of Units Outstanding at End of Year                            --                 --                  0

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                   $10.000            $9.620              $7.846
Accumulation Unit Value Ending                                      $9.620             $7.846             $10.039
Number of Units Outstanding at End of Year                           3,052             67,561             110,996

Fidelity VIP Growth Portfolio - Service Class 2 (1)
Accumulation Unit Value Beginning                                     --                 --               $10.000
Accumulation Unit Value Ending                                        --                 --               $12.440
Number of Units Outstanding at End of Year                            --                 --                25,559

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                   $10.000           $10.140             $10.982
Accumulation Unit Value Ending                                      $10.140           $10.982             $11.341
Number of Units Outstanding at End of Year                           3,664            101,969             151,273

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                                   $10.000            $9.340              $7.314
Accumulation Unit Value Ending                                      $9.340             $7.314             $10.294
Number of Units Outstanding at End of Year                            175              4,624               16,081

Janus International Value Portfolio: Service Shares (1)
Accumulation Unit Value Beginning                                   $10.000           $10.680              $9.104
Accumulation Unit Value Ending                                      $10.680            $9.104             $11.949
Number of Units Outstanding at End of Year                            186              5,159               11,641

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                                   $10.000            $9.620              $7.036
Accumulation Unit Value Ending                                      $9.620             $7.036              $8.563
Number of Units Outstanding at End of Year                           9,171             40,925              50,107

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                                   $10.000            $9.910              $9.606
Accumulation Unit Value Ending                                      $9.910             $9.606             $14.456
Number of Units Outstanding at End of Year                            180              1,769               9,280

LSA Aggressive Growth Fund (2)
Accumulation Unit Value Beginning                                   $10.000            $9.400              $6.326
Accumulation Unit Value Ending                                      $9.400             $6.326              $8.633
Number of Units Outstanding at End of Year                           1,565             11,823              14,940

LSA Balanced Fund (3)
Accumulation Unit Value Beginning                                   $10.000            $9.630              $7.740
Accumulation Unit Value Ending                                      $9.630             $7.740              $9.843
Number of Units Outstanding at End of Year                           3,147             65,681             108,037

LSA Basic Value Fund (3)
Accumulation Unit Value Beginning                                   $10.000            $9.590              $7.390
Accumulation Unit Value Ending                                      $9.590             $7.390              $9.702
Number of Units Outstanding at End of Year                          25,537            133,587             160,832

LSA Blue Chip Fund (4)
Accumulation Unit Value Beginning                                   $10.000            $9.750              $7.078
Accumulation Unit Value Ending                                      $9.750             $7.078              $8.723
Number of Units Outstanding at End of Year                           3,993            117,834             176,854

LSA Capital Appreciation Fund (5)
Accumulation Unit Value Beginning                                   $10.000           $10.020              $7.035
Accumulation Unit Value Ending                                      $10.020            $7.035              $9.022
Number of Units Outstanding at End of Year                           5,545             38,086              75,569

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                                   $10.000            $9.680              $7.200
Accumulation Unit Value Ending                                      $9.680             $7.200              $8.753
Number of Units Outstanding at End of Year                             0               26,443              55,652

LSA Diversified Mid Cap Fund (6)
Accumulation Unit Value Beginning                                   $10.000            $9.990              $7.935
Accumulation Unit Value Ending                                      $9.990             $7.935             $10.369
Number of Units Outstanding at End of Year                          12,114            101,893             148,999

LSA Emerging Growth Equity Fund (2)
Accumulation Unit Value Beginning                                   $10.000           $10.050              $5.748
Accumulation Unit Value Ending                                      $10.050            $5.748              $8.311
Number of Units Outstanding at End of Year                            636              1,071               9,613

LSA Equity Growth Fund (4)
Accumulation Unit Value Beginning                                   $10.000            $9.960              $6.876
Accumulation Unit Value Ending                                      $9.960             $6.876              $8.355
Number of Units Outstanding at End of Year                           2,314             39,129              88,431

LSA Mid Cap Value Fund (6)
Accumulation Unit Value Beginning                                   $10.000           $10.650              $9.697
Accumulation Unit Value Ending                                      $10.650            $9.697             $13.338
Number of Units Outstanding at End of Year                           2,268             52,017              64,920

LSA Value Equity Fund (3)
Accumulation Unit Value Beginning                                   $10.000            $9.610              $7.363
Accumulation Unit Value Ending                                      $9.610             $7.363              $9.451
Number of Units Outstanding at End of Year                           1,629             24,248              57,740

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                                   $10.000           $10.340              $6.939
Accumulation Unit Value Ending                                      $10.340            $6.939              $9.111
Number of Units Outstanding at End of Year                          17,153             63,239              72,727

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                                   $10.000            $8.950              $6.789
Accumulation Unit Value Ending                                      $8.950             $6.789              $9.057
Number of Units Outstanding at End of Year                          17,622             19,018              17,911

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                                   $10.000            $9.100              $6.757
Accumulation Unit Value Ending                                      $9.100             $6.757              $9.677
Number of Units Outstanding at End of Year                           1,052             15,658              14,339

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                                   $10.000           $10.290              $8.515
Accumulation Unit Value Ending                                      $10.290            $8.515             $12.087
Number of Units Outstanding at End of Year                           3,041             67,418              91,019

PAVIT OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.080              $7.775
Accumulation Unit Value Ending                                      $10.080            $7.775             $10.914
Number of Units Outstanding at End of Year                           1,185             19,049              34,057

PAVIT PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                                   $10.000            $9.580              $4.751
Accumulation Unit Value Ending                                      $9.580             $4.751              $7.637
Number of Units Outstanding at End of Year                           1,470             7,493               38,710

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.110             $10.769
Accumulation Unit Value Ending                                      $10.110           $10.769             $10.835
Number of Units Outstanding at End of Year                           2,641             16,558              29,765

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.030             $10.012
Accumulation Unit Value Ending                                      $10.030           $10.012              $9.923
Number of Units Outstanding at End of Year                           7,931            104,709             188,442

PIMCO Real Return Portfolio
Accumulation Unit Value Beginning                                     --                 --               $10.000
Accumulation Unit Value Ending                                        --                 --               $10.464
Number of Units Outstanding at End of Year                            --                 --                49,234

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.140             $10.881
Accumulation Unit Value Ending                                      $10.140           $10.881             $11.246
Number of Units Outstanding at End of Year                           6,987            127,723             163,294

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                                   $10.000            $9.880              $9.650
Accumulation Unit Value Ending                                      $9.880             $9.650             $12.016
Number of Units Outstanding at End of Year                           4,837             35,193              65,660

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                                   $10.000            $9.440              $8.006
Accumulation Unit Value Ending                                      $9.440             $8.006             $10.860
Number of Units Outstanding at End of Year                           1,603             10,816              32,497

Rydex OTC Fund
Accumulation Unit Value Beginning                                   $10.000            $9.790              $5.893
Accumulation Unit Value Ending                                      $9.790             $5.893              $8.432
Number of Units Outstanding at End of Year                           1,826             25,294              29,563

Rydex Sector Rotation Fund
Accumulation Unit Value Beginning                                     --                 --               $10.000
Accumulation Unit Value Ending                                        --                 --               $12.450
Number of Units Outstanding at End of Year                            --                 --                 474

Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                                   $10.000            $9.670              $7.134
Accumulation Unit Value Ending                                      $9.670             $7.134              $9.760
Number of Units Outstanding at End of Year                            851              26,557              44,622

Scudder VIT EAFE Equity Index Fund - Class B
Accumulation Unit Value Beginning                                     --                 --               $10.000
Accumulation Unit Value Ending                                        --                 --               $13.148
Number of Units Outstanding at End of Year                            --                 --

Scudder VIT Equity 500 Index Fund - Class B
Accumulation Unit Value Beginning                                     --                 --               $10.000
Accumulation Unit Value Ending                                        --                 --               $12.098
Number of Units Outstanding at End of Year                            --                 --                16,133

Scudder VIT Small Cap Index Fund - Class B
Accumulation Unit Value Beginning                                     --                 --               $10.000
Accumulation Unit Value Ending                                        --                 --               $13.843
Number of Units Outstanding at End of Year                            --                 --                12,912

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                                   $10.000            $9.630              $8.079
Accumulation Unit Value Ending                                      $9.630             $8.079             $10.151
Number of Units Outstanding at End of Year                           7,538             98,568             137,514

Van Kampen UIF High Yield Portfolio - Class I
Accumulation Unit Value Beginning                                   $10.000            $9.480              $8.653
Accumulation Unit Value Ending                                      $9.480             $8.653             $10.704
Number of Units Outstanding at End of Year                           1,847             11,083              28,482

Van Kampen UIF U.S. Real Estate Portfolio - Class II
Accumulation Unit Value Beginning                                     --                 --               $10.000
Accumulation Unit Value Ending                                        --                 --               $12.758
Number of Units Outstanding at End of Year                            --                 --                17,904

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












                   Base Policy with Enhanced Death Benefit Rider and Enhanced Earnings Death Benefit Rider (0-55)

                                                                  Year ending        Year ending       Year ending
                                                                  December 31,      December 31,       December 31,
Fund                                                                  2001              2002               2003
-------------------------------------------                      -------------      -------------     -------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                                   $10.000            $9.760             $6.501
Accumulation Unit Value Ending                                       $9.760            $6.501             $8.780
Number of Units Outstanding at End of Year                             0                1,123             1,219

Alger American Growth Portfolio - Class S
Accumulation Unit Value Beginning                                      --                --              $10.000
Accumulation Unit Value Ending                                         --                --              $12.328
Number of Units Outstanding at End of Year                             --                --                262

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                   $10.000            $9.620             $7.829
Accumulation Unit Value Ending                                       $9.620            $7.829            $10.002
Number of Units Outstanding at End of Year                             0                1,674             2,217

Fidelity VIP Growth Portfolio - Service Class 2 (1)
Accumulation Unit Value Beginning                                      --                --              $10.000
Accumulation Unit Value Ending                                         --                --              $12.427
Number of Units Outstanding at End of Year                             --                --                367

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                   $10.000            $10.130           $10.959
Accumulation Unit Value Ending                                      $10.130            $10.959           $11.300
Number of Units Outstanding at End of Year                             0                 670              2,817

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                                   $10.000            $9.340             $7.298
Accumulation Unit Value Ending                                       $9.340            $7.298            $10.257
Number of Units Outstanding at End of Year                             0                 567               556

Janus International Value Portfolio: Service Shares (1)
Accumulation Unit Value Beginning                                   $10.000            $10.670            $9.085
Accumulation Unit Value Ending                                      $10.670            $9.085            $11.906
Number of Units Outstanding at End of Year                             0                  0                 0

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                                   $10.000            $6.920             $7.021
Accumulation Unit Value Ending                                       $6.920            $7.021             $8.532
Number of Units Outstanding at End of Year                             0                 935               591

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                                   $10.000            $9.910             $9.586
Accumulation Unit Value Ending                                       $9.910            $9.586            $14.404
Number of Units Outstanding at End of Year                             5                 58                357

LSA Aggressive Growth Fund (2)
Accumulation Unit Value Beginning                                   $10.000            $9.400             $6.313
Accumulation Unit Value Ending                                       $9.400            $6.313             $8.602
Number of Units Outstanding at End of Year                             0                2,078             1,588

LSA Balanced Fund (3)
Accumulation Unit Value Beginning                                   $10.000            $9.620             $7.724
Accumulation Unit Value Ending                                       $9.620            $7.724             $9.807
Number of Units Outstanding at End of Year                             0                3,156             3,938

LSA Basic Value Fund (3)
Accumulation Unit Value Beginning                                   $10.000            $9.590             $7.375
Accumulation Unit Value Ending                                       $9.590            $7.375             $9.667
Number of Units Outstanding at End of Year                             0                2,459             3,492

LSA Blue Chip Fund (4)
Accumulation Unit Value Beginning                                   $10.000            $9.740             $7.064
Accumulation Unit Value Ending                                       $9.740            $7.064             $8.691
Number of Units Outstanding at End of Year                             0                1,087             1,108

LSA Capital Appreciation Fund (5)
Accumulation Unit Value Beginning                                   $10.000            $10.020            $7.020
Accumulation Unit Value Ending                                      $10.020            $7.020             $8.990
Number of Units Outstanding at End of Year                             0                1,914             1,394

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                                   $10.000            $9.670             $7.185
Accumulation Unit Value Ending                                       $9.670            $7.185             $8.721
Number of Units Outstanding at End of Year                             19                292               654

LSA Diversified Mid Cap Fund (6)
Accumulation Unit Value Beginning                                   $10.000            $9.980             $7.918
Accumulation Unit Value Ending                                       $9.980            $7.918            $10.331
Number of Units Outstanding at End of Year                             16                226               503

LSA Emerging Growth Equity Fund (2)
Accumulation Unit Value Beginning                                   $10.000            $10.050            $5.736
Accumulation Unit Value Ending                                      $10.050            $5.736             $8.281
Number of Units Outstanding at End of Year                             0                  0               1,497

LSA Equity Growth Fund (4)
Accumulation Unit Value Beginning                                   $10.000            $9.950             $6.862
Accumulation Unit Value Ending                                       $9.950            $6.862             $8.325
Number of Units Outstanding at End of Year                             0                  0               3,666

LSA Mid Cap Value Fund (6)
Accumulation Unit Value Beginning                                   $10.000            $10.650            $9.677
Accumulation Unit Value Ending                                      $10.650            $9.677            $13.290
Number of Units Outstanding at End of Year                             0                 999              1,643

LSA Value Equity Fund (3)
Accumulation Unit Value Beginning                                   $10.000            $9.610             $7.347
Accumulation Unit Value Ending                                       $9.610            $7.347             $9.417
Number of Units Outstanding at End of Year                             28                440               650

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                                   $10.000            $10.330            $6.924
Accumulation Unit Value Ending                                      $10.330            $6.924             $9.078
Number of Units Outstanding at End of Year                             0                 960               924

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                                   $10.000            $8.940             $6.775
Accumulation Unit Value Ending                                       $8.940            $6.775             $9.025
Number of Units Outstanding at End of Year                             0                 339               323

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                                   $10.000            $9.090             $6.743
Accumulation Unit Value Ending                                       $9.090            $6.743             $9.642
Number of Units Outstanding at End of Year                             21                318               278

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                                   $10.000            $10.290            $8.498
Accumulation Unit Value Ending                                      $10.290            $8.498            $12.043
Number of Units Outstanding at End of Year                             9                1,259              587

PAVIT OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                                   $10.000            $10.080            $7.759
Accumulation Unit Value Ending                                      $10.080            $7.759            $10.875
Number of Units Outstanding at End of Year                             0                 274               264

PAVIT PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                                   $10.000            $9.570             $4.741
Accumulation Unit Value Ending                                       $9.570            $4.741             $7.609
Number of Units Outstanding at End of Year                             0                  0                 0

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                                   $10.000            $10.110           $10.746
Accumulation Unit Value Ending                                      $10.110            $10.746           $10.796
Number of Units Outstanding at End of Year                             14                991              2,071

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                                   $10.000            $10.030            $9.992
Accumulation Unit Value Ending                                      $10.030            $9.992             $9.887
Number of Units Outstanding at End of Year                             12               4,460             8,034

PIMCO Real Return Portfolio
Accumulation Unit Value Beginning                                      --                --              $10.000
Accumulation Unit Value Ending                                         --                --              $10.453
Number of Units Outstanding at End of Year                             --                --                 0

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                                   $10.000            $10.130           $10.858
Accumulation Unit Value Ending                                      $10.130            $10.858           $11.206
Number of Units Outstanding at End of Year                             31               2,748             7,696

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                                   $10.000            $9.870             $9.630
Accumulation Unit Value Ending                                       $9.870            $9.630            $11.972
Number of Units Outstanding at End of Year                             0                 635              1,811

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                                   $10.000            $9.430             $7.989
Accumulation Unit Value Ending                                       $9.430            $7.989            $10.820
Number of Units Outstanding at End of Year                             0                  0                 50

Rydex OTC Fund
Accumulation Unit Value Beginning                                   $10.000            $9.790             $5.880
Accumulation Unit Value Ending                                       $9.790            $5.880             $8.402
Number of Units Outstanding at End of Year                             0                 851               694

Rydex Sector Rotation Fund
Accumulation Unit Value Beginning                                      --                --              $10.000
Accumulation Unit Value Ending                                         --                --              $12.437
Number of Units Outstanding at End of Year                             --                --                 0

Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                                   $10.000            $9.670             $7.119
Accumulation Unit Value Ending                                       $9.670            $7.119             $9.725
Number of Units Outstanding at End of Year                             0                 309               295

Scudder VIT EAFE Equity Index Fund - Class B
Accumulation Unit Value Beginning                                      --                --              $10.000
Accumulation Unit Value Ending                                         --                --              $13.134
Number of Units Outstanding at End of Year                             --                --                117

Scudder VIT Equity 500 Index Fund - Class B
Accumulation Unit Value Beginning                                      --                --              $10.000
Accumulation Unit Value Ending                                         --                --              $12.086
Number of Units Outstanding at End of Year                             --                --                522

Scudder VIT Small Cap Index Fund - Class B
Accumulation Unit Value Beginning                                      --                --              $10.000
Accumulation Unit Value Ending                                         --                --              $13.829
Number of Units Outstanding at End of Year                             --                --                235

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                                   $10.000            $9.620             $8.062
Accumulation Unit Value Ending                                       $9.620            $8.062            $10.114
Number of Units Outstanding at End of Year                             0                2,870             3,738

Van Kampen UIF High Yield Portfolio - Class I
Accumulation Unit Value Beginning                                   $10.000            $9.480             $8.635
Accumulation Unit Value Ending                                       $9.480            $8.635            $10.665
Number of Units Outstanding at End of Year                             5                2,309             2,744

Van Kampen UIF U.S. Real Estate Portfolio - Class II
Accumulation Unit Value Beginning                                      --                --              $10.000
Accumulation Unit Value Ending                                         --                --              $12.745
Number of Units Outstanding at End of Year                             --                --                 40


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


















                  Base Policy with Enhanced Death Benefit Rider and Enhanced Earnings Death Benefit Rider (56-65)

                                                             Year ending      Year ending       Year ending
                                                            December 31,      December 31,     December 31,
Fund                                                            2001              2002             2003
-------------------------------------------                 -------------    -------------     -------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                              $10.000           $9.760           $6.492
Accumulation Unit Value Ending                                 $9.760            $6.492           $8.759
Number of Units Outstanding at End of Year                        0              5,882             8,345

Alger American Growth Portfolio - Class S
Accumulation Unit Value Beginning                                --                --             $10.000
Accumulation Unit Value Ending                                   --                --             $12.319
Number of Units Outstanding at End of Year                       --                --                0

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                              $10.000           $9.620           $7.818
Accumulation Unit Value Ending                                 $9.620            $7.818           $9.978
Number of Units Outstanding at End of Year                        0               478              1,586

Fidelity VIP Growth Portfolio - Service Class 2 (1)
Accumulation Unit Value Beginning                                --                --             $10.000
Accumulation Unit Value Ending                                   --                --             $12.419
Number of Units Outstanding at End of Year                       --                --              1,882

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                              $10.000          $10.130           $10.944
Accumulation Unit Value Ending                                 $10.130          $10.944           $11.272
Number of Units Outstanding at End of Year                        0              10,749           14,580

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                              $10.000           $9.340           $7.288
Accumulation Unit Value Ending                                 $9.340            $7.288           $10.232
Number of Units Outstanding at End of Year                        0                0                 0

Janus International Value Portfolio: Service Shares (1)
Accumulation Unit Value Beginning                              $10.000          $10.670           $9.072
Accumulation Unit Value Ending                                 $10.670           $9.072           $11.877
Number of Units Outstanding at End of Year                        0                0                 0

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                              $10.000           $9.620           $7.011
Accumulation Unit Value Ending                                 $9.620            $7.011           $8.511
Number of Units Outstanding at End of Year                        0               428               137

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                              $10.000           $9.900           $9.572
Accumulation Unit Value Ending                                 $9.900            $9.572           $14.369
Number of Units Outstanding at End of Year                        0                0                 0

LSA Aggressive Growth Fund (2)
Accumulation Unit Value Beginning                              $10.000           $9.390           $6.304
Accumulation Unit Value Ending                                 $9.390            $6.304           $8.581
Number of Units Outstanding at End of Year                        0               593               115

LSA Balanced Fund (3)
Accumulation Unit Value Beginning                              $10.000           $9.620           $7.713
Accumulation Unit Value Ending                                 $9.620            $7.713           $9.783
Number of Units Outstanding at End of Year                        0               904               410

LSA Basic Value Fund (3)
Accumulation Unit Value Beginning                              $10.000           $9.580           $7.364
Accumulation Unit Value Ending                                 $9.580            $7.364           $9.644
Number of Units Outstanding at End of Year                        0              6,764            11,770

LSA Blue Chip Fund (4)
Accumulation Unit Value Beginning                              $10.000           $9.740           $7.054
Accumulation Unit Value Ending                                 $9.740            $7.054           $8.670
Number of Units Outstanding at End of Year                        0                75              4,368

LSA Capital Appreciation Fund (5)
Accumulation Unit Value Beginning                              $10.000          $10.010           $7.010
Accumulation Unit Value Ending                                 $10.010           $7.010           $8.968
Number of Units Outstanding at End of Year                        0              2,544             4,611

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                              $10.000           $9.670           $7.175
Accumulation Unit Value Ending                                 $9.670            $7.175           $8.700
Number of Units Outstanding at End of Year                        0               528              1,134

LSA Diversified Mid Cap Fund (6)
Accumulation Unit Value Beginning                              $10.000           $9.980           $7.907
Accumulation Unit Value Ending                                 $9.980            $7.907           $10.306
Number of Units Outstanding at End of Year                        0               392              4,883

LSA Emerging Growth Equity Fund (2)
Accumulation Unit Value Beginning                              $10.000          $10.040           $5.728
Accumulation Unit Value Ending                                 $10.040           $5.728           $8.261
Number of Units Outstanding at End of Year                        0                0               1,807

LSA Equity Growth Fund (4)
Accumulation Unit Value Beginning                              $10.000           $9.950           $6.852
Accumulation Unit Value Ending                                 $9.950            $6.852           $8.304
Number of Units Outstanding at End of Year                        0                0              17,213

LSA Mid Cap Value Fund (6)
Accumulation Unit Value Beginning                              $10.000          $10.640           $9.663
Accumulation Unit Value Ending                                 $10.640           $9.663           $13.258
Number of Units Outstanding at End of Year                        0               947              3,407

LSA Value Equity Fund (3)
Accumulation Unit Value Beginning                              $10.000           $9.610           $7.337
Accumulation Unit Value Ending                                 $9.610            $7.337           $9.394
Number of Units Outstanding at End of Year                        0              1,353             3,544

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                              $10.000          $10.330           $6.915
Accumulation Unit Value Ending                                 $10.330           $6.915           $9.056
Number of Units Outstanding at End of Year                        0               633              3,436

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                              $10.000           $8.940           $6.766
Accumulation Unit Value Ending                                 $8.940            $6.766           $9.003
Number of Units Outstanding at End of Year                        0                0               1,170

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                              $10.000           $9.090           $6.734
Accumulation Unit Value Ending                                 $9.090            $6.734           $9.619
Number of Units Outstanding at End of Year                        0              2,980             7,031

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                              $10.000          $10.280           $8.486
Accumulation Unit Value Ending                                 $10.280           $8.486           $12.014
Number of Units Outstanding at End of Year                        0              1,041             3,855

PAVIT OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                              $10.000          $10.070           $7.748
Accumulation Unit Value Ending                                 $10.070           $7.748           $10.848
Number of Units Outstanding at End of Year                        0              7,108            10,342

PAVIT PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                              $10.000           $9.570           $4.735
Accumulation Unit Value Ending                                 $9.570            $4.735           $7.591
Number of Units Outstanding at End of Year                        0               407              2,019

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                              $10.000          $10.100           $10.731
Accumulation Unit Value Ending                                 $10.100          $10.731           $10.770
Number of Units Outstanding at End of Year                        0                75              1,642

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                              $10.000          $10.020           $9.978
Accumulation Unit Value Ending                                 $10.020           $9.978           $9.864
Number of Units Outstanding at End of Year                        0              1,409             2,205

PIMCO Real Return Portfolio
Accumulation Unit Value Beginning                                --                --             $10.000
Accumulation Unit Value Ending                                   --                --             $10.446
Number of Units Outstanding at End of Year                       --                --              2,734

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                              $10.000          $10.130           $10.843
Accumulation Unit Value Ending                                 $10.130          $10.843           $11.179
Number of Units Outstanding at End of Year                        0              26,388           23,791

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                              $10.000           $9.870           $9.616
Accumulation Unit Value Ending                                 $9.870            $9.616           $11.943
Number of Units Outstanding at End of Year                        0               585              1,698

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                              $10.000           $9.430           $7.978
Accumulation Unit Value Ending                                 $9.430            $7.978           $10.794
Number of Units Outstanding at End of Year                        0              2,806             4,483

Rydex OTC Fund
Accumulation Unit Value Beginning                              $10.000           $9.780           $5.872
Accumulation Unit Value Ending                                 $9.780            $5.872           $8.381
Number of Units Outstanding at End of Year                        0                88              3,101

Rydex Sector Rotation Fund
Accumulation Unit Value Beginning                                --                --             $10.000
Accumulation Unit Value Ending                                   --                --             $12.429
Number of Units Outstanding at End of Year                       --                --                0

Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                              $10.000           $9.670           $7.109
Accumulation Unit Value Ending                                 $9.670            $7.109           $9.702
Number of Units Outstanding at End of Year                        0              1,543             5,824

Scudder VIT EAFE Equity Index Fund - Class B
Accumulation Unit Value Beginning                                --                --             $10.000
Accumulation Unit Value Ending                                   --                --             $13.126
Number of Units Outstanding at End of Year                       --                --                0

Scudder VIT Equity 500 Index Fund - Class B
Accumulation Unit Value Beginning                                --                --             $10.000
Accumulation Unit Value Ending                                   --                --             $12.078
Number of Units Outstanding at End of Year                       --                --                0

Scudder VIT Small Cap Index Fund - Class B
Accumulation Unit Value Beginning                                --                --             $10.000
Accumulation Unit Value Ending                                   --                --             $13.820
Number of Units Outstanding at End of Year                       --                --                0

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                              $10.000           $9.620           $8.051
Accumulation Unit Value Ending                                 $9.620            $8.051           $10.089
Number of Units Outstanding at End of Year                        0              1,571             7,383

Van Kampen UIF High Yield Portfolio - Class I
Accumulation Unit Value Beginning                              $10.000           $9.470           $8.623
Accumulation Unit Value Ending                                 $9.470            $8.623           $10.639
Number of Units Outstanding at End of Year                        0                62              1,434

Van Kampen UIF U.S. Real Estate Portfolio - Class II
Accumulation Unit Value Beginning                                --                --             $10.000
Accumulation Unit Value Ending                                   --                --             $12.737
Number of Units Outstanding at End of Year                       --                --                0


------------------------------------------------------------------------------------------------------------------------------------




                  Base Policy with Enhanced Death Benefit Rider and Enhanced Earnings Death Benefit Rider (66-75)

                                                                  Year ending       Year ending        Year ending
                                                                  December 31,     December 31,        December 31,
Fund                                                                  2001             2002                2003
-------------------------------------------                      -------------     -------------      -------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                                   $10.000           $9.750              $6.482
Accumulation Unit Value Ending                                       $9.750           $6.482              $8.738
Number of Units Outstanding at End of Year                             0                 0                1,032

Alger American Growth Portfolio - Class S
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $12.311
Number of Units Outstanding at End of Year                             --               --                 734

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                   $10.000           $9.610              $7.807
Accumulation Unit Value Ending                                       $9.610           $7.807              $9.954
Number of Units Outstanding at End of Year                             0                352                920

Fidelity VIP Growth Portfolio - Service Class 2 (1)
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $12.411
Number of Units Outstanding at End of Year                             --               --                 732

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                   $10.000           $10.120            $10.928
Accumulation Unit Value Ending                                      $10.120           $10.928            $11.245
Number of Units Outstanding at End of Year                             0               2,201              1,797

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                                   $10.000           $9.330              $7.278
Accumulation Unit Value Ending                                       $9.330           $7.278             $10.207
Number of Units Outstanding at End of Year                             0                 0                  0

Janus International Value Portfolio: Service Shares (1)
Accumulation Unit Value Beginning                                   $10.000           $10.670             $9.059
Accumulation Unit Value Ending                                      $10.670           $9.059             $11.848
Number of Units Outstanding at End of Year                             0                 0                 612

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                                   $10.000           $9.610              $7.001
Accumulation Unit Value Ending                                       $9.610           $7.001              $8.490
Number of Units Outstanding at End of Year                             0               1,502              1,715

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                                   $10.000           $9.900              $9.559
Accumulation Unit Value Ending                                       $9.900           $9.559             $14.335
Number of Units Outstanding at End of Year                             0                 0                  0

LSA Aggressive Growth Fund (2)
Accumulation Unit Value Beginning                                   $10.000           $9.390              $6.295
Accumulation Unit Value Ending                                       $9.390           $6.295              $8.561
Number of Units Outstanding at End of Year                             0                 0                 432

LSA Balanced Fund (3)
Accumulation Unit Value Beginning                                   $10.000           $9.620              $7.599
Accumulation Unit Value Ending                                       $9.620           $7.599              $9.760
Number of Units Outstanding at End of Year                             0                 0                 742

LSA Basic Value Fund (3)
Accumulation Unit Value Beginning                                   $10.000           $9.580              $7.354
Accumulation Unit Value Ending                                       $9.580           $7.354              $9.621
Number of Units Outstanding at End of Year                             0               1,439              2,391

LSA Blue Chip Fund (4)
Accumulation Unit Value Beginning                                   $10.000           $9.730              $7.044
Accumulation Unit Value Ending                                       $9.730           $7.044              $8.649
Number of Units Outstanding at End of Year                             0                 0                1,004

LSA Capital Appreciation Fund (5)
Accumulation Unit Value Beginning                                   $10.000           $10.010             $7.000
Accumulation Unit Value Ending                                      $10.010           $7.000              $8.946
Number of Units Outstanding at End of Year                             0                 0                 958

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                                   $10.000           $9.660              $7.165
Accumulation Unit Value Ending                                       $9.660           $7.165              $8.679
Number of Units Outstanding at End of Year                             0               1,309              3,409

LSA Diversified Mid Cap Fund (6)
Accumulation Unit Value Beginning                                   $10.000           $9.970              $7.888
Accumulation Unit Value Ending                                       $9.970           $7.888             $10.282
Number of Units Outstanding at End of Year                             0                 0                1,154

LSA Emerging Growth Equity Fund (2)
Accumulation Unit Value Beginning                                   $10.000           $10.040             $5.720
Accumulation Unit Value Ending                                      $10.040           $5.720              $8.241
Number of Units Outstanding at End of Year                             0                 0                 242

LSA Equity Growth Fund (4)
Accumulation Unit Value Beginning                                   $10.000           $9.940              $6.843
Accumulation Unit Value Ending                                       $9.940           $6.843              $8.284
Number of Units Outstanding at End of Year                             0               1,522              5,913

LSA Mid Cap Value Fund (6)
Accumulation Unit Value Beginning                                   $10.000           $10.640             $9.650
Accumulation Unit Value Ending                                      $10.640           $9.650             $13.225
Number of Units Outstanding at End of Year                             0               1,032              1,317

LSA Value Equity Fund (3)
Accumulation Unit Value Beginning                                   $10.000           $9.600              $7.327
Accumulation Unit Value Ending                                       $9.600           $7.327              $9.371
Number of Units Outstanding at End of Year                             0                 0                 951

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                                   $10.000           $10.330             $6.905
Accumulation Unit Value Ending                                      $10.330           $6.905              $9.034
Number of Units Outstanding at End of Year                             0               1,069              1,276

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                                   $10.000           $8.940              $6.756
Accumulation Unit Value Ending                                       $8.940           $6.756              $8.981
Number of Units Outstanding at End of Year                             0                 0                 195

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                                   $10.000           $9.090              $6.724
Accumulation Unit Value Ending                                       $9.090           $6.724              $9.595
Number of Units Outstanding at End of Year                             0                 0                 437

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                                   $10.000           $10.280             $8.474
Accumulation Unit Value Ending                                      $10.280           $8.474             $11.985
Number of Units Outstanding at End of Year                             0                 0                 166

PAVIT OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.070             $7.737
Accumulation Unit Value Ending                                      $10.070           $7.737             $10.822
Number of Units Outstanding at End of Year                             0               1,299              1,123

PAVIT PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                                   $10.000           $9.560              $4.728
Accumulation Unit Value Ending                                       $9.560           $4.728              $7.572
Number of Units Outstanding at End of Year                             0               2,308              3,525

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.100            $10.716
Accumulation Unit Value Ending                                      $10.100           $10.716            $10.744
Number of Units Outstanding at End of Year                             0                527                777

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.020             $9.964
Accumulation Unit Value Ending                                      $10.020           $9.964              $9.840
Number of Units Outstanding at End of Year                             0               2,169              3,165

PIMCO Real Return Portfolio
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $10.439
Number of Units Outstanding at End of Year                             --               --                 287

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.120            $10.828
Accumulation Unit Value Ending                                      $10.120           $10.828            $11.152
Number of Units Outstanding at End of Year                             0               5,143              6,060

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                                   $10.000           $9.870              $9.603
Accumulation Unit Value Ending                                       $9.870           $9.603             $11.914
Number of Units Outstanding at End of Year                             0                232                703

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                                   $10.000           $9.420              $7.967
Accumulation Unit Value Ending                                       $9.420           $7.967             $10.768
Number of Units Outstanding at End of Year                             0                 0                 478

Rydex OTC Fund
Accumulation Unit Value Beginning                                   $10.000           $9.780              $5.864
Accumulation Unit Value Ending                                       $9.780           $5.864              $8.361
Number of Units Outstanding at End of Year                             0                 0                 451

Rydex Sector Rotation Fund
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $12.420
Number of Units Outstanding at End of Year                             --               --                  0

Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                                   $10.000           $9.660              $7.099
Accumulation Unit Value Ending                                       $9.660           $7.099              $9.678
Number of Units Outstanding at End of Year                             0               2,462              2,268

Scudder VIT EAFE Equity Index Fund - Class B
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $13.117
Number of Units Outstanding at End of Year                             --               --                  0

Scudder VIT Equity 500 Index Fund - Class B
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $12.070
Number of Units Outstanding at End of Year                             --               --                 738

Scudder VIT Small Cap Index Fund - Class B
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $13.811
Number of Units Outstanding at End of Year                             --               --                 372

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                                   $10.000           $9.620              $8.040
Accumulation Unit Value Ending                                       $9.620           $8.040             $10.065
Number of Units Outstanding at End of Year                             0               2,274              2,980

Van Kampen UIF High Yield Portfolio - Class I
Accumulation Unit Value Beginning                                   $10.000           $9.470              $8.611
Accumulation Unit Value Ending                                       $9.470           $8.611             $10.613
Number of Units Outstanding at End of Year                             0                 0                 781

Van Kampen UIF U.S. Real Estate Portfolio - Class II
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $12.728
Number of Units Outstanding at End of Year                             --               --                 471


------------------------------------------------------------------------------------------------------------------------------------
















                                               Base Policy with Income Benefit Rider


                                                                  Year ending       Year ending        Year ending
                                                                  December 31,     December 31,        December 31,
Fund                                                                  2001             2002                2003
-------------------------------------------                      -------------     -------------      -------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                                   $10.000           $9.770              $6.519
Accumulation Unit Value Ending                                       $9.770           $6.519              $8.823
Number of Units Outstanding at End of Year                             0               9,930              26,479

Alger American Growth Portfolio - Class S
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $12.344
Number of Units Outstanding at End of Year                             --               --                19,316

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                   $10.000           $9.630              $7.851
Accumulation Unit Value Ending                                       $9.630           $7.851             $10.051
Number of Units Outstanding at End of Year                            193             42,291             115,689

Fidelity VIP Growth Portfolio - Service Class 2 (1)
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $12.444
Number of Units Outstanding at End of Year                             --               --                30,676

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                   $10.000           $10.140            $10.990
Accumulation Unit Value Ending                                      $10.140           $10.990            $11.354
Number of Units Outstanding at End of Year                           14,650           24,510              64,788

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                                   $10.000           $9.350              $7.319
Accumulation Unit Value Ending                                       $9.350           $7.319             $10.306
Number of Units Outstanding at End of Year                             0               9,146              30,440

Janus International Value Portfolio: Service Shares (1)
Accumulation Unit Value Beginning                                   $10.000           $10.680             $9.110
Accumulation Unit Value Ending                                      $10.680           $9.110             $11.964
Number of Units Outstanding at End of Year                            159              8,590              18,916

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                                   $10.000           $9.630              $7.041
Accumulation Unit Value Ending                                       $9.630           $7.041              $8.573
Number of Units Outstanding at End of Year                           28,811           27,526              38,916

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                                   $10.000           $9.910              $9.613
Accumulation Unit Value Ending                                       $9.910           $9.613             $14.474
Number of Units Outstanding at End of Year                             0               2,863              5,904

LSA Aggressive Growth Fund (2)
Accumulation Unit Value Beginning                                   $10.000           $9.400              $6.330
Accumulation Unit Value Ending                                       $9.400           $6.330              $8.644
Number of Units Outstanding at End of Year                           17,786            9,601              37,835

LSA Balanced Fund (3)
Accumulation Unit Value Beginning                                   $10.000           $9.630              $7.746
Accumulation Unit Value Ending                                       $9.630           $7.746              $9.854
Number of Units Outstanding at End of Year                            380             36,390              83,488

LSA Basic Value Fund (3)
Accumulation Unit Value Beginning                                   $10.000           $9.590              $7.395
Accumulation Unit Value Ending                                       $9.590           $7.395              $9.714
Number of Units Outstanding at End of Year                            517             46,746             113,787

LSA Blue Chip Fund (4)
Accumulation Unit Value Beginning                                   $10.000           $9.750              $7.083
Accumulation Unit Value Ending                                       $9.750           $7.083              $8.734
Number of Units Outstanding at End of Year                           13,467           50,493             109,723

LSA Capital Appreciation Fund (5)
Accumulation Unit Value Beginning                                   $10.000           $10.020             $7.039
Accumulation Unit Value Ending                                      $10.020           $7.039              $9.033
Number of Units Outstanding at End of Year                            331             19,276              52,609

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                                   $10.000           $9.680              $7.205
Accumulation Unit Value Ending                                       $9.680           $7.205              $8.763
Number of Units Outstanding at End of Year                           15,949           13,451              20,695

LSA Diversified Mid Cap Fund (6)
Accumulation Unit Value Beginning                                   $10.000           $9.990              $7.940
Accumulation Unit Value Ending                                       $9.990           $7.940             $10.381
Number of Units Outstanding at End of Year                            363             18,631              51,577

LSA Emerging Growth Equity Fund (2)
Accumulation Unit Value Beginning                                   $10.000           $10.060             $5.752
Accumulation Unit Value Ending                                      $10.060           $5.752              $8.321
Number of Units Outstanding at End of Year                             0               4,671              9,777

LSA Equity Growth Fund (4)
Accumulation Unit Value Beginning                                   $10.000           $9.960              $6.881
Accumulation Unit Value Ending                                       $9.960           $6.881              $8.365
Number of Units Outstanding at End of Year                             0               5,008              66,675

LSA Mid Cap Value Fund (6)
Accumulation Unit Value Beginning                                   $10.000           $10.660             $9.704
Accumulation Unit Value Ending                                      $10.660           $9.704             $13.354
Number of Units Outstanding at End of Year                             4              33,030              78,598

LSA Value Equity Fund (3)
Accumulation Unit Value Beginning                                   $10.000           $9.620              $7.368
Accumulation Unit Value Ending                                       $9.620           $7.368              $9.462
Number of Units Outstanding at End of Year                            127             15,599              38,707

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                                   $10.000           $10.340             $6.944
Accumulation Unit Value Ending                                      $10.340           $6.944              $9.122
Number of Units Outstanding at End of Year                             0              22,039              44,462

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                                   $10.000           $8.950              $6.794
Accumulation Unit Value Ending                                       $8.950           $6.794              $9.068
Number of Units Outstanding at End of Year                           16,875           10,195              28,211

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                                   $10.000           $9.100              $6.762
Accumulation Unit Value Ending                                       $9.100           $6.762              $9.689
Number of Units Outstanding at End of Year                             0               9,687              28,802

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                                   $10.000           $10.300             $8.521
Accumulation Unit Value Ending                                      $10.300           $8.521             $12.101
Number of Units Outstanding at End of Year                           2,751            22,706              82,375

PAVIT OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.090             $7.781
Accumulation Unit Value Ending                                      $10.090           $7.781             $10.927
Number of Units Outstanding at End of Year                            269             17,166              53,270

PAVIT PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                                   $10.000           $9.580              $4.755
Accumulation Unit Value Ending                                       $9.580           $4.755              $7.646
Number of Units Outstanding at End of Year                             0               8,495              39,347

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.120            $10.776
Accumulation Unit Value Ending                                      $10.120           $10.776            $10.849
Number of Units Outstanding at End of Year                             0               2,502              28,058

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.040            $10.020
Accumulation Unit Value Ending                                      $10.040           $10.020             $9.935
Number of Units Outstanding at End of Year                            324             87,926             135,689

PIMCO Real Return Portfolio
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $10.468
Number of Units Outstanding at End of Year                             --               --                18,192

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.140            $10.888
Accumulation Unit Value Ending                                      $10.140           $10.888            $11.260
Number of Units Outstanding at End of Year                           14,712           114,683            207,174

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                                   $10.000           $9.890              $9.657
Accumulation Unit Value Ending                                       $9.890           $9.657             $12.030
Number of Units Outstanding at End of Year                            526             23,629              58,782

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                                   $10.000           $9.440              $8.012
Accumulation Unit Value Ending                                       $9.440           $8.012             $10.873
Number of Units Outstanding at End of Year                            278              5,328              11,251

Rydex OTC Fund
Accumulation Unit Value Beginning                                   $10.000           $9.800              $5.897
Accumulation Unit Value Ending                                       $9.800           $5.897              $8.442
Number of Units Outstanding at End of Year                           5,301            16,828              35,513

Rydex Sector Rotation Fund
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $12.454
Number of Units Outstanding at End of Year                             --               --                2,328

Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                                   $10.000           $9.680              $7.139
Accumulation Unit Value Ending                                       $9.680           $7.139              $9.772
Number of Units Outstanding at End of Year                             0               7,463              29,292

Scudder VIT EAFE Equity Index Fund - Class B
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $13.152
Number of Units Outstanding at End of Year                             --               --                 904

Scudder VIT Equity 500 Index Fund - Class B
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $12.102
Number of Units Outstanding at End of Year                             --               --                39,328

Scudder VIT Small Cap Index Fund - Class B
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $13.848
Number of Units Outstanding at End of Year                             --               --                16,078

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                                   $10.000           $9.630              $8.085
Accumulation Unit Value Ending                                       $9.630           $8.085             $10.163
Number of Units Outstanding at End of Year                           1,313            40,098             126,966

Van Kampen UIF High Yield Portfolio - Class I
Accumulation Unit Value Beginning                                   $10.000           $9.480              $8.659
Accumulation Unit Value Ending                                       $9.480           $8.659             $10.717
Number of Units Outstanding at End of Year                             0               5,177              57,290

Van Kampen UIF U.S. Real Estate Portfolio - Class II
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $12.763
Number of Units Outstanding at End of Year                             --               --                15,985


------------------------------------------------------------------------------------------------------------------------------------








                       Base Policy with Income Benefit Rider and Enhanced Earnings Death Benefit Rider (0-55)

                                                                  Year ending       Year ending        Year ending
                                                                  December 31,     December 31,        December 31,
Fund                                                                  2001             2002                2003
-------------------------------------------                      -------------     -------------      -------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                                   $10.000           $9.760              $6.505
Accumulation Unit Value Ending                                       $9.760           $6.505              $8.791
Number of Units Outstanding at End of Year                             0                92                 738

Alger American Growth Portfolio - Class S
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $12.332
Number of Units Outstanding at End of Year                             --               --                  0

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                   $10.000           $9.620              $7.835
Accumulation Unit Value Ending                                       $9.620           $7.835             $10.015
Number of Units Outstanding at End of Year                             0               1,953              3,647

Fidelity VIP Growth Portfolio - Service Class 2 (1)
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $12.432
Number of Units Outstanding at End of Year                             --               --                1,080

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                      10              10.13             $10.967
Accumulation Unit Value Ending                                      $10.130           $10.967            $11.313
Number of Units Outstanding at End of Year                           $0.000         $1,190.000            1,612

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                                      10              9.34               $7.303
Accumulation Unit Value Ending                                       $9.340           $7.303             $10.269
Number of Units Outstanding at End of Year                           $0.000          $184.000              937

Janus International Value Portfolio: Service Shares (1)
Accumulation Unit Value Beginning                                      10              10.66              $9.091
Accumulation Unit Value Ending                                      $10.660           $9.091             $11.920
Number of Units Outstanding at End of Year                           $0.000           $0.000                94

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                                      10              9.62               $7.026
Accumulation Unit Value Ending                                       $9.620           $7.026              $8.542
Number of Units Outstanding at End of Year                           $0.000          $243.000              825

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                                   $10.000           $9.910              $9.592
Accumulation Unit Value Ending                                       $9.910           $9.592             $14.422
Number of Units Outstanding at End of Year                             0                 0                  36

LSA Aggressive Growth Fund (2)
Accumulation Unit Value Beginning                                   $10.000           $9.390              $6.317
Accumulation Unit Value Ending                                       $9.390           $6.317              $8.613
Number of Units Outstanding at End of Year                             0               1,004              1,399

LSA Balanced Fund (3)
Accumulation Unit Value Beginning                                   $10.000           $9.620              $7.730
Accumulation Unit Value Ending                                       $9.620           $7.730              $9.819
Number of Units Outstanding at End of Year                             0                888               4,177

LSA Basic Value Fund (3)
Accumulation Unit Value Beginning                                   $10.000           $9.590              $7.380
Accumulation Unit Value Ending                                       $9.590           $7.380              $9.679
Number of Units Outstanding at End of Year                             0                726               1,157

LSA Blue Chip Fund (4)
Accumulation Unit Value Beginning                                   $10.000           $9.740              $7.069
Accumulation Unit Value Ending                                       $9.740           $7.069              $8.702
Number of Units Outstanding at End of Year                             0                540                919

LSA Capital Appreciation Fund (5)
Accumulation Unit Value Beginning                                   $10.000           $10.020             $7.025
Accumulation Unit Value Ending                                      $10.020           $7.025              $9.001
Number of Units Outstanding at End of Year                             0                855               1,532

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                                   $10.000           $9.670              $7.190
Accumulation Unit Value Ending                                       $9.670           $7.190              $8.732
Number of Units Outstanding at End of Year                             0                827               1,563

LSA Diversified Mid Cap Fund (6)
Accumulation Unit Value Beginning                                   $10.000           $9.980              $7.924
Accumulation Unit Value Ending                                       $9.980           $7.924             $10.344
Number of Units Outstanding at End of Year                             0               1,905              2,206

LSA Emerging Growth Equity Fund (2)
Accumulation Unit Value Beginning                                   $10.000           $10.050             $5.740
Accumulation Unit Value Ending                                      $10.050           $5.740              $8.291
Number of Units Outstanding at End of Year                             0                 0                  26

LSA Equity Growth Fund (4)
Accumulation Unit Value Beginning                                   $10.000           $9.950              $6.867
Accumulation Unit Value Ending                                       $9.950           $6.867              $8.335
Number of Units Outstanding at End of Year                             0                469               1,160

LSA Mid Cap Value Fund (6)
Accumulation Unit Value Beginning                                   $10.000           $10.650             $9.684
Accumulation Unit Value Ending                                      $10.650           $9.684             $13.306
Number of Units Outstanding at End of Year                             0                939               1,904

LSA Value Equity Fund (3)
Accumulation Unit Value Beginning                                   $10.000           $9.610              $7.353
Accumulation Unit Value Ending                                       $9.610           $7.353              $9.428
Number of Units Outstanding at End of Year                             0                183                772

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                                   $10.000           $10.340             $6.929
Accumulation Unit Value Ending                                      $10.340           $6.929              $9.089
Number of Units Outstanding at End of Year                             0                202                486

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                                   $10.000           $8.950              $6.780
Accumulation Unit Value Ending                                       $8.950           $6.780              $9.035
Number of Units Outstanding at End of Year                             0                 0                 241

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                                   $10.000           $9.090              $6.748
Accumulation Unit Value Ending                                       $9.090           $6.748              $9.654
Number of Units Outstanding at End of Year                             0                 0                  48

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                                   $10.000           $10.290             $8.504
Accumulation Unit Value Ending                                      $10.290           $8.504             $12.057
Number of Units Outstanding at End of Year                             0               1,490              1,854

PAVIT OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.080             $7.764
Accumulation Unit Value Ending                                      $10.080           $7.764             $10.888
Number of Units Outstanding at End of Year                             0               1,029               901

PAVIT PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                                   $10.000           $9.570              $4.745
Accumulation Unit Value Ending                                       $9.570           $4.745              $7.618
Number of Units Outstanding at End of Year                             0                80                 699

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.110            $10.754
Accumulation Unit Value Ending                                      $10.110           $10.754            $10.809
Number of Units Outstanding at End of Year                             0                 0                1,744

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.030             $9.999
Accumulation Unit Value Ending                                      $10.030           $9.999              $9.899
Number of Units Outstanding at End of Year                             0                573               16,464

PIMCO Real Return Portfolio
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $10.457
Number of Units Outstanding at End of Year                             --               --                 379

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                                   $10.000           $10.130            $10.866
Accumulation Unit Value Ending                                      $10.130           $10.866            $11.219
Number of Units Outstanding at End of Year                             0                288                494

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                                   $10.000           $9.870              $9.636
Accumulation Unit Value Ending                                       $9.870           $9.636             $11.987
Number of Units Outstanding at End of Year                             0               1,346               138

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                                   $10.000           $9.430              $7.995
Accumulation Unit Value Ending                                       $9.430           $7.995             $10.833
Number of Units Outstanding at End of Year                             0                26                 201

Rydex OTC Fund
Accumulation Unit Value Beginning                                   $10.000           $9.790              $5.885
Accumulation Unit Value Ending                                       $9.790           $5.885              $8.412
Number of Units Outstanding at End of Year                             0                 0                  23

Rydex Sector Rotation Fund
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $12.441
Number of Units Outstanding at End of Year                             --               --                  0

Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                                   $10.000           $9.670              $7.124
Accumulation Unit Value Ending                                       $9.670           $7.124              $9.737
Number of Units Outstanding at End of Year                             0                479                104

Scudder VIT EAFE Equity Index Fund - Class B
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $13.139
Number of Units Outstanding at End of Year                             --               --                 298

Scudder VIT Equity 500 Index Fund - Class B
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $12.090
Number of Units Outstanding at End of Year                             --               --                  0

Scudder VIT Small Cap Index Fund - Class B
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $13.834
Number of Units Outstanding at End of Year                             --               --                  0

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                                   $10.000           $9.630              $8.068
Accumulation Unit Value Ending                                       $9.630           $8.068             $10.126
Number of Units Outstanding at End of Year                             0                988               3,446

Van Kampen UIF High Yield Portfolio - Class I
Accumulation Unit Value Beginning                                   $10.000           $9.480              $8.641
Accumulation Unit Value Ending                                       $9.480           $8.641             $10.678
Number of Units Outstanding at End of Year                             0                 0                  96

Van Kampen UIF U.S. Real Estate Portfolio - Class II
Accumulation Unit Value Beginning                                      --               --               $10.000
Accumulation Unit Value Ending                                         --               --               $12.750
Number of Units Outstanding at End of Year                             --               --                  80


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












                      Base Policy with Income Benefit Rider and Enhanced Earnings Death Benefit Rider (56-65)


                                                                   Year ending      Year ending      Year ending
                                                                   December 31,    December 31,      December 31,
Fund                                                                   2001            2002              2003
-------------------------------------------                       -------------    -------------    -------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                                    $10.000          $9.760            $6.496
Accumulation Unit Value Ending                                        $9.760          $6.496            $8.770
Number of Units Outstanding at End of Year                              74              398              412

Alger American Growth Portfolio - Class S
Accumulation Unit Value Beginning                                       --              --             $10.000
Accumulation Unit Value Ending                                          --              --             $12.323
Number of Units Outstanding at End of Year                              --              --                0

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                    $10.000          $9.620            $7.824
Accumulation Unit Value Ending                                        $9.620          $7.824            $9.990
Number of Units Outstanding at End of Year                            1,254            1,254            1,254

Fidelity VIP Growth Portfolio - Service Class 2 (1)
Accumulation Unit Value Beginning                                       --              --             $10.000
Accumulation Unit Value Ending                                          --              --             $12.423
Number of Units Outstanding at End of Year                              --              --                0

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                    $10.000          $10.130          $10.951
Accumulation Unit Value Ending                                       $10.130          $10.951          $11.286
Number of Units Outstanding at End of Year                              0                0                0

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                                    $10.000          $9.340            $7.293
Accumulation Unit Value Ending                                        $9.340          $7.293           $10.244
Number of Units Outstanding at End of Year                              0                0                0

Janus International Value Portfolio: Service Shares (1)
Accumulation Unit Value Beginning                                    $10.000          $10.670           $9.078
Accumulation Unit Value Ending                                       $10.670          $9.078           $11.891
Number of Units Outstanding at End of Year                              0                0                0

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                                    $10.000          $9.620            $7.016
Accumulation Unit Value Ending                                        $9.620          $7.016            $8.521
Number of Units Outstanding at End of Year                              0               844              844

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                                    $10.000          $9.900            $9.579
Accumulation Unit Value Ending                                        $9.900          $9.579           $14.387
Number of Units Outstanding at End of Year                              0                0                0

LSA Aggressive Growth Fund (2)
Accumulation Unit Value Beginning                                    $10.000          $9.390            $6.320
Accumulation Unit Value Ending                                        $9.390          $6.320            $8.625
Number of Units Outstanding at End of Year                              0                0                0

LSA Balanced Fund (3)
Accumulation Unit Value Beginning                                    $10.000          $9.620            $7.615
Accumulation Unit Value Ending                                        $9.620          $7.615            $9.795
Number of Units Outstanding at End of Year                              0                0               520

LSA Basic Value Fund (3)
Accumulation Unit Value Beginning                                    $10.000          $9.580            $7.369
Accumulation Unit Value Ending                                        $9.580          $7.369            $9.656
Number of Units Outstanding at End of Year                              76              360              380

LSA Blue Chip Fund (4)
Accumulation Unit Value Beginning                                    $10.000          $9.740            $7.059
Accumulation Unit Value Ending                                        $9.740          $7.059            $8.681
Number of Units Outstanding at End of Year                              0                0                0

LSA Capital Appreciation Fund (5)
Accumulation Unit Value Beginning                                    $10.000          $10.010           $7.015
Accumulation Unit Value Ending                                       $10.010          $7.015            $8.979
Number of Units Outstanding at End of Year                             555             1,864            1,864

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                                    $10.000          $9.670            $7.177
Accumulation Unit Value Ending                                        $9.670          $7.177            $8.710
Number of Units Outstanding at End of Year                              0                0                0

LSA Diversified Mid Cap Fund (6)
Accumulation Unit Value Beginning                                    $10.000          $9.980            $7.905
Accumulation Unit Value Ending                                        $9.980          $7.905           $10.319
Number of Units Outstanding at End of Year                              0                0              1,204

LSA Emerging Growth Equity Fund (2)
Accumulation Unit Value Beginning                                    $10.000          $10.050           $5.732
Accumulation Unit Value Ending                                       $10.050          $5.732            $8.271
Number of Units Outstanding at End of Year                              0                0                0

LSA Equity Growth Fund (4)
Accumulation Unit Value Beginning                                    $10.000          $9.950            $6.857
Accumulation Unit Value Ending                                        $9.950          $6.857            $8.314
Number of Units Outstanding at End of Year                              0                0                0

LSA Mid Cap Value Fund (6)
Accumulation Unit Value Beginning                                    $10.000          $10.640           $9.670
Accumulation Unit Value Ending                                       $10.640          $9.670           $13.274
Number of Units Outstanding at End of Year                             500              499              500

LSA Value Equity Fund (3)
Accumulation Unit Value Beginning                                    $10.000          $9.610            $7.342
Accumulation Unit Value Ending                                        $9.610          $7.342            $9.405
Number of Units Outstanding at End of Year                              0              1,251            1,251

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                                    $10.000          $10.330           $6.920
Accumulation Unit Value Ending                                       $10.330          $6.920            $9.067
Number of Units Outstanding at End of Year                              0               835              835

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                                    $10.000          $8.940            $6.770
Accumulation Unit Value Ending                                        $8.940          $6.770            $9.014
Number of Units Outstanding at End of Year                              0                0              1,147

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                                    $10.000          $9.090            $6.738
Accumulation Unit Value Ending                                        $9.090          $6.738            $9.630
Number of Units Outstanding at End of Year                              0                0                0

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                                    $10.000          $10.290           $8.492
Accumulation Unit Value Ending                                       $10.290          $8.492           $12.028
Number of Units Outstanding at End of Year                             256              256              256

PAVIT OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                                    $10.000          $10.080           $7.753
Accumulation Unit Value Ending                                       $10.080          $7.753           $10.862
Number of Units Outstanding at End of Year                              0                0                0

PAVIT PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                                    $10.000          $9.570            $4.738
Accumulation Unit Value Ending                                        $9.570          $4.738            $7.600
Number of Units Outstanding at End of Year                              76              627              481

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                                    $10.000          $10.110          $10.739
Accumulation Unit Value Ending                                       $10.110          $10.739          $10.783
Number of Units Outstanding at End of Year                              0                0                0

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                                    $10.000          $10.030           $9.985
Accumulation Unit Value Ending                                       $10.030          $9.985            $9.875
Number of Units Outstanding at End of Year                            2,093            2,093            12,653

PIMCO Real Return Portfolio
Accumulation Unit Value Beginning                                       --              --             $10.000
Accumulation Unit Value Ending                                          --              --             $10.450
Number of Units Outstanding at End of Year                              --              --                0

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                                    $10.000          $10.130          $10.850
Accumulation Unit Value Ending                                       $10.130          $10.850          $11.192
Number of Units Outstanding at End of Year                              0                0              2,197

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                                    $10.000          $9.870            $9.623
Accumulation Unit Value Ending                                        $9.870          $9.623           $11.958
Number of Units Outstanding at End of Year                              0                0               828

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                                    $10.000          $9.430            $7.984
Accumulation Unit Value Ending                                        $9.430          $7.984           $10.807
Number of Units Outstanding at End of Year                              0                0                0

Rydex OTC Fund
Accumulation Unit Value Beginning                                    $10.000          $9.790            $5.876
Accumulation Unit Value Ending                                        $9.790          $5.876            $8.391
Number of Units Outstanding at End of Year                              0              2,461            2,461

Rydex Sector Rotation Fund
Accumulation Unit Value Beginning                                       --              --             $10.000
Accumulation Unit Value Ending                                          --              --             $12.433
Number of Units Outstanding at End of Year                              --              --                0

Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                                    $10.000          $9.670            $7.114
Accumulation Unit Value Ending                                        $9.670          $7.114            $9.713
Number of Units Outstanding at End of Year                              76              387             1,449

Scudder VIT EAFE Equity Index Fund - Class B
Accumulation Unit Value Beginning                                       --              --             $10.000
Accumulation Unit Value Ending                                          --              --             $13.130
Number of Units Outstanding at End of Year                              --              --                0

Scudder VIT Equity 500 Index Fund - Class B
Accumulation Unit Value Beginning                                       --              --             $10.000
Accumulation Unit Value Ending                                          --              --             $12.082
Number of Units Outstanding at End of Year                              --              --                0

Scudder VIT Small Cap Index Fund - Class B
Accumulation Unit Value Beginning                                       --              --             $10.000
Accumulation Unit Value Ending                                          --              --             $13.825
Number of Units Outstanding at End of Year                              --              --                0

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                                    $10.000          $9.620            $8.057
Accumulation Unit Value Ending                                        $9.620          $8.057           $10.102
Number of Units Outstanding at End of Year                              76             1,497            3,576

Van Kampen UIF High Yield Portfolio - Class I
Accumulation Unit Value Beginning                                    $10.000          $9.480            $8.629
Accumulation Unit Value Ending                                        $9.480          $8.629           $10.652
Number of Units Outstanding at End of Year                              0               797             1,723

Van Kampen UIF U.S. Real Estate Portfolio - Class II
Accumulation Unit Value Beginning                                       --              --             $10.000
Accumulation Unit Value Ending                                          --              --             $12.741
Number of Units Outstanding at End of Year                              --              --               786


------------------------------------------------------------------------------------------------------------------------------------














                      Base Policy with Income Benefit Rider and Enhanced Earnings Death Benefit Rider (66-75)

                                                                  Year ending      Year ending      Year ending
                                                                  December 31,    December 31,      December 31,
Fund                                                                  2001            2002              2003
-------------------------------------------                      -------------    -------------    -------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                                   $10.000          $9.750            $6.487
Accumulation Unit Value Ending                                       $9.750          $6.487            $8.748
Number of Units Outstanding at End of Year                             0                0                0

Alger American Growth Portfolio - Class S
Accumulation Unit Value Beginning                                      --              --             $10.000
Accumulation Unit Value Ending                                         --              --             $12.315
Number of Units Outstanding at End of Year                             --              --                0

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                   $10.000          $9.610            $7.813
Accumulation Unit Value Ending                                       $9.610          $7.813            $9.966
Number of Units Outstanding at End of Year                             0               298              298

Fidelity VIP Growth Portfolio - Service Class 2 (1)
Accumulation Unit Value Beginning                                      --              --             $10.000
Accumulation Unit Value Ending                                         --              --             $12.415
Number of Units Outstanding at End of Year                             --              --                0

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                   $10.000          $10.130          $10.936
Accumulation Unit Value Ending                                      $10.130          $10.936          $11.259
Number of Units Outstanding at End of Year                             0                0                0

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                                   $10.000          $9.330            $7.283
Accumulation Unit Value Ending                                       $9.330          $7.283           $10.220
Number of Units Outstanding at End of Year                             0                0                0

Janus International Value Portfolio: Service Shares (1)
Accumulation Unit Value Beginning                                   $10.000          $10.670           $9.066
Accumulation Unit Value Ending                                      $10.670          $9.066           $11.863
Number of Units Outstanding at End of Year                             0                0                0

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                                   $10.000          $9.610            $7.006
Accumulation Unit Value Ending                                       $9.610          $7.006            $8.501
Number of Units Outstanding at End of Year                             0                0                0

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                                   $10.000          $9.900            $9.566
Accumulation Unit Value Ending                                       $9.900          $9.566           $14.352
Number of Units Outstanding at End of Year                             0                0                0

LSA Aggressive Growth Fund (2)
Accumulation Unit Value Beginning                                   $10.000          $9.390            $6.299
Accumulation Unit Value Ending                                       $9.390          $6.299            $8.571
Number of Units Outstanding at End of Year                             0                0                0

LSA Balanced Fund (3)
Accumulation Unit Value Beginning                                   $10.000          $9.620            $7.708
Accumulation Unit Value Ending                                       $9.620          $7.708            $9.771
Number of Units Outstanding at End of Year                             0               314              318

LSA Basic Value Fund (3)
Accumulation Unit Value Beginning                                   $10.000          $9.580            $7.359
Accumulation Unit Value Ending                                       $9.580          $7.359            $9.632
Number of Units Outstanding at End of Year                             0                0                0

LSA Blue Chip Fund (4)
Accumulation Unit Value Beginning                                   $10.000          $9.740            $7.049
Accumulation Unit Value Ending                                       $9.740          $7.049            $8.660
Number of Units Outstanding at End of Year                             0                0                0

LSA Capital Appreciation Fund (5)
Accumulation Unit Value Beginning                                   $10.000          $10.010           $7.005
Accumulation Unit Value Ending                                      $10.010          $7.005            $8.957
Number of Units Outstanding at End of Year                             0                0                0

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                                   $10.000          $9.660            $7.170
Accumulation Unit Value Ending                                       $9.660          $7.170            $8.689
Number of Units Outstanding at End of Year                             0               326              326

LSA Diversified Mid Cap Fund (6)
Accumulation Unit Value Beginning                                   $10.000          $9.970            $7.901
Accumulation Unit Value Ending                                       $9.970          $6.986           $10.294
Number of Units Outstanding at End of Year                             0                0                0

LSA Emerging Growth Equity Fund (2)
Accumulation Unit Value Beginning                                   $10.000          $10.040           $5.724
Accumulation Unit Value Ending                                      $10.040          $5.724            $8.251
Number of Units Outstanding at End of Year                             0                0                0

LSA Equity Growth Fund (4)
Accumulation Unit Value Beginning                                   $10.000          $9.950            $6.848
Accumulation Unit Value Ending                                       $9.950          $6.848            $8.294
Number of Units Outstanding at End of Year                             0                0                0

LSA Mid Cap Value Fund (6)
Accumulation Unit Value Beginning                                   $10.000          $10.640           $9.656
Accumulation Unit Value Ending                                      $10.640          $9.636           $13.241
Number of Units Outstanding at End of Year                             0                0                0

LSA Value Equity Fund (3)
Accumulation Unit Value Beginning                                   $10.000          $9.600            $7.332
Accumulation Unit Value Ending                                       $9.600          $7.332            $9.383
Number of Units Outstanding at End of Year                             0                0                0

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                                   $10.000          $10.330           $6.910
Accumulation Unit Value Ending                                      $10.330          $6.910            $9.045
Number of Units Outstanding at End of Year                             0                0                0

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                                   $10.000          $8.940            $6.761
Accumulation Unit Value Ending                                       $8.940          $6.761            $8.992
Number of Units Outstanding at End of Year                             0                0                0

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                                   $10.000          $9.090            $6.729
Accumulation Unit Value Ending                                       $9.090          $6.729            $9.607
Number of Units Outstanding at End of Year                             0                0                0

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                                   $10.000          $10.280           $8.480
Accumulation Unit Value Ending                                      $10.280          $8.480           $11.999
Number of Units Outstanding at End of Year                             0                0                0

PAVIT OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                                   $10.000          $10.070           $7.742
Accumulation Unit Value Ending                                      $10.070          $7.742           $10.835
Number of Units Outstanding at End of Year                             0                0                0

PAVIT PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                                   $10.000          $9.570            $4.731
Accumulation Unit Value Ending                                       $9.570          $7.731            $7.581
Number of Units Outstanding at End of Year                             0                0                0

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                                   $10.000          $10.100          $10.724
Accumulation Unit Value Ending                                      $10.100          $10.724          $10.757
Number of Units Outstanding at End of Year                             0                0                0

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                                   $10.000          $10.020           $9.971
Accumulation Unit Value Ending                                      $10.020          $9.971            $9.852
Number of Units Outstanding at End of Year                             0                0                0

PIMCO Real Return Portfolio
Accumulation Unit Value Beginning                                      --              --             $10.000
Accumulation Unit Value Ending                                         --              --             $10.443
Number of Units Outstanding at End of Year                             --              --                0

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                                   $10.000          $10.130          $10.835
Accumulation Unit Value Ending                                      $10.130          $10.835          $11.165
Number of Units Outstanding at End of Year                             0              2,505            2,385

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                                   $10.000          $9.870            $9.609
Accumulation Unit Value Ending                                       $9.870          $9.609           $11.929
Number of Units Outstanding at End of Year                             0              2,580            2,458

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                                   $10.000          $9.420            $7.972
Accumulation Unit Value Ending                                       $9.420          $7.972           $10.781
Number of Units Outstanding at End of Year                             0                0                0

Rydex OTC Fund
Accumulation Unit Value Beginning                                   $10.000          $9.780            $5.868
Accumulation Unit Value Ending                                       $9.780          $5.868            $8.371
Number of Units Outstanding at End of Year                             0                0                0

Rydex Sector Rotation Fund
Accumulation Unit Value Beginning                                      --              --             $10.000
Accumulation Unit Value Ending                                         --              --             $12.424
Number of Units Outstanding at End of Year                             --              --                0

Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                                   $10.000          $9.660            $7.104
Accumulation Unit Value Ending                                       $9.660          $7.104            $9.690
Number of Units Outstanding at End of Year                             0                0                0

Scudder VIT EAFE Equity Index Fund - Class B
Accumulation Unit Value Beginning                                      --              --             $10.000
Accumulation Unit Value Ending                                         --              --             $13.121
Number of Units Outstanding at End of Year                             --              --                0

Scudder VIT Equity 500 Index Fund - Class B
Accumulation Unit Value Beginning                                      --              --             $10.000
Accumulation Unit Value Ending                                         --              --             $12.074
Number of Units Outstanding at End of Year                             --              --                0

Scudder VIT Small Cap Index Fund - Class B
Accumulation Unit Value Beginning                                      --              --             $10.000
Accumulation Unit Value Ending                                         --              --             $13.815
Number of Units Outstanding at End of Year                             --              --                0

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                                   $10.000          $9.620            $8.045
Accumulation Unit Value Ending                                       $9.620          $8.045           $10.077
Number of Units Outstanding at End of Year                             0               290              290

Van Kampen UIF High Yield Portfolio - Class I
Accumulation Unit Value Beginning                                   $10.000          $9.470            $8.617
Accumulation Unit Value Ending                                       $9.470          $8.617           $10.626
Number of Units Outstanding at End of Year                             0                0                0

Van Kampen UIF U.S. Real Estate Portfolio - Class II
Accumulation Unit Value Beginning                                      --              --             $10.000
Accumulation Unit Value Ending                                         --              --             $12.732
Number of Units Outstanding at End of Year                             --              --                0


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



















                               Base Policy with Enhanced Death Benefit Rider and Income Benefit Rider


                                                                   Year ending        Year ending         Year ending
                                                                   December 31,       December 31,       December 31,
Fund                                                                   2001               2002               2003
-------------------------------------------                       -------------      -------------       -------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                                    $10.000             $9.760             $6.496
Accumulation Unit Value Ending                                        $9.760             $6.496             $8.770
Number of Units Outstanding at End of Year                             668               23,917             31,224

Alger American Growth Portfolio - Class S
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $12.323
Number of Units Outstanding at End of Year                              --                 --                2,721

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                    $10.000             $9.620             $7.824
Accumulation Unit Value Ending                                        $9.620             $7.824             $9.990
Number of Units Outstanding at End of Year                            1,678              85,977             90,742

Fidelity VIP Growth Portfolio - Service Class 2 (1)
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $12.423
Number of Units Outstanding at End of Year                              --                 --                5,477

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                    $10.000            $10.130             $10.951
Accumulation Unit Value Ending                                       $10.130            $10.951             $11.286
Number of Units Outstanding at End of Year                            3,090              67,622             116,483

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                                    $10.000             $9.340             $7.293
Accumulation Unit Value Ending                                        $9.340             $7.293             $10.244
Number of Units Outstanding at End of Year                              0                2,963              13,039

Janus International Value Portfolio: Service Shares (1)
Accumulation Unit Value Beginning                                    $10.000            $10.670             $9.078
Accumulation Unit Value Ending                                       $10.670             $9.078             $11.891
Number of Units Outstanding at End of Year                              0                4,988              18,844

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                                    $10.000             $9.620             $7.016
Accumulation Unit Value Ending                                        $9.620             $7.016             $8.521
Number of Units Outstanding at End of Year                              53               15,897             17,517

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                                    $10.000             $9.900             $9.579
Accumulation Unit Value Ending                                        $9.900             $9.579             $14.387
Number of Units Outstanding at End of Year                              0                 590                2,303

LSA Aggressive Growth Fund (2)
Accumulation Unit Value Beginning                                    $10.000             $9.400             $6.308
Accumulation Unit Value Ending                                        $9.400             $6.308             $8.592
Number of Units Outstanding at End of Year                              0                7,447              17,601

LSA Balanced Fund (3)
Accumulation Unit Value Beginning                                    $10.000             $9.620             $7.719
Accumulation Unit Value Ending                                        $9.620             $7.719             $9.795
Number of Units Outstanding at End of Year                            3,381              31,471             45,707

LSA Basic Value Fund (3)
Accumulation Unit Value Beginning                                    $10.000             $9.580             $7.369
Accumulation Unit Value Ending                                        $9.580             $7.369             $9.656
Number of Units Outstanding at End of Year                             128               15,609             42,960

LSA Blue Chip Fund (4)
Accumulation Unit Value Beginning                                    $10.000             $9.740             $7.059
Accumulation Unit Value Ending                                        $9.740             $7.059             $8.681
Number of Units Outstanding at End of Year                              26               43,317             89,396

LSA Capital Appreciation Fund (5)
Accumulation Unit Value Beginning                                    $10.000            $10.010             $7.015
Accumulation Unit Value Ending                                       $10.010             $7.015             $8.979
Number of Units Outstanding at End of Year                              0                12,701             23,663

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                                    $10.000             $9.670             $7.180
Accumulation Unit Value Ending                                        $9.670             $7.180             $8.710
Number of Units Outstanding at End of Year                             551               18,394             34,077

LSA Diversified Mid Cap Fund (6)
Accumulation Unit Value Beginning                                    $10.000             $9.980             $7.912
Accumulation Unit Value Ending                                        $9.980             $7.912             $10.319
Number of Units Outstanding at End of Year                              17               16,115             57,695

LSA Emerging Growth Equity Fund (2)
Accumulation Unit Value Beginning                                    $10.000            $10.050             $5.732
Accumulation Unit Value Ending                                       $10.050             $5.732             $8.271
Number of Units Outstanding at End of Year                              0                 455                6,222

LSA Equity Growth Fund (4)
Accumulation Unit Value Beginning                                    $10.000             $9.950             $6.857
Accumulation Unit Value Ending                                        $9.950             $6.857             $8.314
Number of Units Outstanding at End of Year                              21               4,662              105,965

LSA Mid Cap Value Fund (6)
Accumulation Unit Value Beginning                                    $10.000            $10.640             $9.670
Accumulation Unit Value Ending                                       $10.640             $9.670             $13.274
Number of Units Outstanding at End of Year                             925               14,189             22,629

LSA Value Equity Fund (3)
Accumulation Unit Value Beginning                                    $10.000             $9.610             $7.342
Accumulation Unit Value Ending                                        $9.610             $7.342             $9.405
Number of Units Outstanding at End of Year                              0                3,957              19,695

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                                    $10.000            $10.330             $6.920
Accumulation Unit Value Ending                                       $10.330             $6.920             $9.067
Number of Units Outstanding at End of Year                              29               13,595             27,441

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                                    $10.000             $8.940             $6.770
Accumulation Unit Value Ending                                        $8.940             $6.770             $9.014
Number of Units Outstanding at End of Year                             581               9,893              14,820

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                                    $10.000             $9.090             $6.738
Accumulation Unit Value Ending                                        $9.090             $6.738             $9.630
Number of Units Outstanding at End of Year                              28               5,555               7,764

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                                    $10.000            $10.290             $8.492
Accumulation Unit Value Ending                                       $10.290             $8.492             $12.028
Number of Units Outstanding at End of Year                              25               33,951             62,912

PAVIT OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                                    $10.000            $10.080             $7.753
Accumulation Unit Value Ending                                       $10.080             $7.753             $10.862
Number of Units Outstanding at End of Year                            1,335              6,658              30,023

PAVIT PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                                    $10.000             $9.570             $4.738
Accumulation Unit Value Ending                                        $9.570             $4.738             $7.600
Number of Units Outstanding at End of Year                              22               7,810              63,241

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                                    $10.000            $10.110             $10.739
Accumulation Unit Value Ending                                       $10.110            $10.739             $10.783
Number of Units Outstanding at End of Year                              21               7,364              26,391

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                                    $10.000            $10.030             $9.985
Accumulation Unit Value Ending                                       $10.030             $9.985             $9.875
Number of Units Outstanding at End of Year                            1,606              92,364             109,382

PIMCO Real Return Portfolio
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $10.450
Number of Units Outstanding at End of Year                              --                 --               11,897

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                                    $10.000            $10.130             $10.850
Accumulation Unit Value Ending                                       $10.130            $10.850             $11.192
Number of Units Outstanding at End of Year                            2,902              85,667             144,211

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                                    $10.000             $9.870             $9.623
Accumulation Unit Value Ending                                        $9.870             $9.623             $11.958
Number of Units Outstanding at End of Year                            1,735              22,109             36,957

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                                    $10.000             $9.430             $7.984
Accumulation Unit Value Ending                                        $9.430             $7.984             $10.807
Number of Units Outstanding at End of Year                              0                2,752              23,225

Rydex OTC Fund
Accumulation Unit Value Beginning                                    $10.000             $9.790             $5.876
Accumulation Unit Value Ending                                        $9.790             $5.876             $8.391
Number of Units Outstanding at End of Year                              0                9,378              21,716

Rydex Sector Rotation Fund
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $12.433
Number of Units Outstanding at End of Year                              --                 --                 353

Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                                    $10.000             $9.670             $7.114
Accumulation Unit Value Ending                                        $9.670             $7.114             $9.713
Number of Units Outstanding at End of Year                              70               29,096             60,002

Scudder VIT EAFE Equity Index Fund - Class B
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $13.130
Number of Units Outstanding at End of Year                              --                 --                  2

Scudder VIT Equity 500 Index Fund - Class B
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $12.082
Number of Units Outstanding at End of Year                              --                 --               25,262

Scudder VIT Small Cap Index Fund - Class B
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $13.825
Number of Units Outstanding at End of Year                              --                 --               14,041

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                                    $10.000             $9.620             $8.057
Accumulation Unit Value Ending                                        $9.620             $8.057             $10.102
Number of Units Outstanding at End of Year                            2,468              58,173             94,429

Van Kampen UIF High Yield Portfolio - Class I
Accumulation Unit Value Beginning                                    $10.000             $9.480             $8.629
Accumulation Unit Value Ending                                        $9.480             $8.629             $10.652
Number of Units Outstanding at End of Year                            1,255              8,381              21,450

Van Kampen UIF U.S. Real Estate Portfolio - Class II
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $12.741
Number of Units Outstanding at End of Year                              --                 --               18,970


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


















                                Base Policy with Enhanced Death Benefit Rider, Income Benefit Rider and Enhanced Earnings Death Benefit Rider (0-55)


                                                                   Year ending        Year ending         Year ending
                                                                   December 31,       December 31,       December 31,
Fund                                                                   2001               2002               2003
-------------------------------------------                       -------------      -------------       -------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                                    $10.000             $9.750             $6.482
Accumulation Unit Value Ending                                        $9.750             $6.482             $8.738
Number of Units Outstanding at End of Year                              65               1,401               1,401

Alger American Growth Portfolio - Class S
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $12.311
Number of Units Outstanding at End of Year                              --                 --

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                    $10.000             $9.610             $7.807
Accumulation Unit Value Ending                                        $9.610             $7.807             $9.954
Number of Units Outstanding at End of Year                              13               7,501              16,054

Fidelity VIP Growth Portfolio - Service Class 2 (1)
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $12.411
Number of Units Outstanding at End of Year                              --                 --                 661

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                    $10.000            $10.120             $10.928
Accumulation Unit Value Ending                                       $10.120            $10.928             $11.245
Number of Units Outstanding at End of Year                             156               1,800               7,640

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                                    $10.000             $9.330             $7.278
Accumulation Unit Value Ending                                        $9.330             $7.278             $10.207
Number of Units Outstanding at End of Year                              0                1,466               1,374

Janus International Value Portfolio: Service Shares (1)
Accumulation Unit Value Beginning                                    $10.000            $10.670             $9.059
Accumulation Unit Value Ending                                       $10.670             $9.059             $11.848
Number of Units Outstanding at End of Year                              0                 204                 690

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                                    $10.000             $9.610             $7.001
Accumulation Unit Value Ending                                        $9.610             $7.001             $8.490
Number of Units Outstanding at End of Year                              0                 880                2,110

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                                    $10.000             $9.900             $9.559
Accumulation Unit Value Ending                                        $9.900             $9.559             $14.335
Number of Units Outstanding at End of Year                              0                1,325               1,803

LSA Aggressive Growth Fund (2)
Accumulation Unit Value Beginning                                    $10.000             $9.390             $6.295
Accumulation Unit Value Ending                                        $9.390             $6.295             $8.561
Number of Units Outstanding at End of Year                              0                 543                1,677

LSA Balanced Fund (3)
Accumulation Unit Value Beginning                                    $10.000             $9.620             $7.703
Accumulation Unit Value Ending                                        $9.620             $7.703             $9.760
Number of Units Outstanding at End of Year                             107               2,509              10,441

LSA Basic Value Fund (3)
Accumulation Unit Value Beginning                                    $10.000             $9.580             $7.354
Accumulation Unit Value Ending                                        $9.580             $7.354             $9.621
Number of Units Outstanding at End of Year                              0                6,441              22,170

LSA Blue Chip Fund (4)
Accumulation Unit Value Beginning                                    $10.000             $9.730             $7.044
Accumulation Unit Value Ending                                        $9.730             $7.044             $8.649
Number of Units Outstanding at End of Year                             118               4,894               8,960

LSA Capital Appreciation Fund (5)
Accumulation Unit Value Beginning                                    $10.000            $10.010             $7.000
Accumulation Unit Value Ending                                       $10.010             $7.000             $8.946
Number of Units Outstanding at End of Year                              0                 214                1,845

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                                    $10.000             $9.660             $7.165
Accumulation Unit Value Ending                                        $9.660             $7.165             $8.679
Number of Units Outstanding at End of Year                              0                4,002              10,710

LSA Diversified Mid Cap Fund (6)
Accumulation Unit Value Beginning                                    $10.000             $9.970             $7.896
Accumulation Unit Value Ending                                        $9.970             $7.896             $10.282
Number of Units Outstanding at End of Year                              96               5,157               7,173

LSA Emerging Growth Equity Fund (2)
Accumulation Unit Value Beginning                                    $10.000            $10.040             $5.720
Accumulation Unit Value Ending                                       $10.040             $5.720             $8.241
Number of Units Outstanding at End of Year                              0                 117                 474

LSA Equity Growth Fund (4)
Accumulation Unit Value Beginning                                    $10.000             $9.940             $6.843
Accumulation Unit Value Ending                                        $9.940             $6.843             $8.284
Number of Units Outstanding at End of Year                              0                 360                5,280

LSA Mid Cap Value Fund (6)
Accumulation Unit Value Beginning                                    $10.000            $10.640             $9.650
Accumulation Unit Value Ending                                       $10.640             $9.650             $13.225
Number of Units Outstanding at End of Year                              0                4,595              13,786

LSA Value Equity Fund (3)
Accumulation Unit Value Beginning                                    $10.000             $9.600             $7.327
Accumulation Unit Value Ending                                        $9.600             $7.327             $9.371
Number of Units Outstanding at End of Year                              22               3,079               4,909

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                                    $10.000            $10.330             $6.905
Accumulation Unit Value Ending                                       $10.330             $6.905             $9.034
Number of Units Outstanding at End of Year                              0                5,529              10,209

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                                    $10.000             $8.940             $6.756
Accumulation Unit Value Ending                                        $8.940             $6.756             $8.981
Number of Units Outstanding at End of Year                             162               1,385               2,253

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                                    $10.000             $9.090             $6.724
Accumulation Unit Value Ending                                        $9.090             $6.724             $9.595
Number of Units Outstanding at End of Year                              0                1,293               5,376

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                                    $10.000            $10.280             $8.474
Accumulation Unit Value Ending                                       $10.280             $8.474             $11.985
Number of Units Outstanding at End of Year                              83                 6                 9,557

PAVIT OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                                    $10.000            $10.070             $7.737
Accumulation Unit Value Ending                                       $10.070             $7.737             $10.822
Number of Units Outstanding at End of Year                              0                 377                7,574

PAVIT PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                                    $10.000             $9.560             $4.728
Accumulation Unit Value Ending                                        $9.560             $4.728             $7.572
Number of Units Outstanding at End of Year                              0                3,397               7,531

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                                    $10.000            $10.100             $10.716
Accumulation Unit Value Ending                                       $10.100            $10.716             $10.744
Number of Units Outstanding at End of Year                              0                  83                1,026

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                                    $10.000            $10.020             $9.964
Accumulation Unit Value Ending                                       $10.020             $9.964             $9.840
Number of Units Outstanding at End of Year                              80                871               44,853

PIMCO Real Return Portfolio
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $10.439
Number of Units Outstanding at End of Year                              --                 --                4,009

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                                    $10.000            $10.120             $10.828
Accumulation Unit Value Ending                                       $10.120            $10.828             $11.152
Number of Units Outstanding at End of Year                              17               4,336              16,331

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                                    $10.000             $9.870             $9.603
Accumulation Unit Value Ending                                        $9.870             $9.603             $11.914
Number of Units Outstanding at End of Year                              85               1,122               1,567

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                                    $10.000             $9.420             $7.967
Accumulation Unit Value Ending                                        $9.420             $7.967             $10.768
Number of Units Outstanding at End of Year                              0                 698                2,432

Rydex OTC Fund
Accumulation Unit Value Beginning                                    $10.000             $9.780             $5.864
Accumulation Unit Value Ending                                        $9.780             $5.864             $8.361
Number of Units Outstanding at End of Year                              7                 574                2,726

Rydex Sector Rotation Fund
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $12.420
Number of Units Outstanding at End of Year                              --                 --                3,021

Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                                    $10.000             $9.660             $7.099
Accumulation Unit Value Ending                                        $9.660             $7.099             $9.678
Number of Units Outstanding at End of Year                              0                3,712               6,318

Scudder VIT EAFE Equity Index Fund - Class B
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $13.117
Number of Units Outstanding at End of Year                              --                 --

Scudder VIT Equity 500 Index Fund - Class B
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $12.070
Number of Units Outstanding at End of Year                              --                 --                 180

Scudder VIT Small Cap Index Fund - Class B
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $13.811
Number of Units Outstanding at End of Year                              --                 --

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                                    $10.000             $9.620             $8.040
Accumulation Unit Value Ending                                        $9.620             $8.040             $10.065
Number of Units Outstanding at End of Year                              0                3,487               6,117

Van Kampen UIF High Yield Portfolio - Class I
Accumulation Unit Value Beginning                                    $10.000             $9.470             $8.611
Accumulation Unit Value Ending                                        $9.470             $8.611             $10.613
Number of Units Outstanding at End of Year                              0                2,080               3,566

Van Kampen UIF U.S. Real Estate Portfolio - Class II
Accumulation Unit Value Beginning                                       --                 --               $10.000
Accumulation Unit Value Ending                                          --                 --               $12.728
Number of Units Outstanding at End of Year                              --                 --                2,901


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




















                                Base Policy with Enhanced Death Benefit Rider, Income Benefit Rider and Enhanced Earnings Death Benefit Rider (56-65)

                                                                   Year ending       Year ending      Year ending
                                                                   December 31,     December 31,      December 31,
Fund                                                                   2001             2002              2003
-------------------------------------------                       -------------     -------------    -------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                                    $10.000           $9.750            $6.473
Accumulation Unit Value Ending                                        $9.750           $6.473            $8.717
Number of Units Outstanding at End of Year                              0                 0               929

Alger American Growth Portfolio - Class S
Accumulation Unit Value Beginning                                       --               --             $10.000
Accumulation Unit Value Ending                                          --               --             $12.302
Number of Units Outstanding at End of Year                              --               --              3,291

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                    $10.000           $9.610            $7.797
Accumulation Unit Value Ending                                        $9.610           $7.797            $9.930
Number of Units Outstanding at End of Year                              0               5,809            17,216

Fidelity VIP Growth Portfolio - Service Class 2 (1)
Accumulation Unit Value Beginning                                       --               --             $10.000
Accumulation Unit Value Ending                                          --               --             $12.402
Number of Units Outstanding at End of Year                              --               --              4,060

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                                    $10.000           $10.120          $10.913
Accumulation Unit Value Ending                                       $10.120           $10.913          $11.218
Number of Units Outstanding at End of Year                              0               4,199            4,579

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                                    $10.000           $9.330            $7.268
Accumulation Unit Value Ending                                        $9.330           $7.268           $10.182
Number of Units Outstanding at End of Year                              0                 0                0

Janus International Value Portfolio: Service Shares (1)
Accumulation Unit Value Beginning                                    $10.000           $10.660           $9.046
Accumulation Unit Value Ending                                       $10.660           $9.046           $11.820
Number of Units Outstanding at End of Year                              0               3,847            9,525

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                                    $10.000           $9.610            $6.991
Accumulation Unit Value Ending                                        $9.610           $6.991            $8.470
Number of Units Outstanding at End of Year                              0               1,512            2,230

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                                    $10.000           $9.890            $9.545
Accumulation Unit Value Ending                                        $9.890           $9.545           $14.300
Number of Units Outstanding at End of Year                              0               1,942            10,093

LSA Aggressive Growth Fund (2)
Accumulation Unit Value Beginning                                    $10.000           $9.380            $6.286
Accumulation Unit Value Ending                                        $9.380           $6.286            $8.540
Number of Units Outstanding at End of Year                              0               3,047            5,694

LSA Balanced Fund (3)
Accumulation Unit Value Beginning                                    $10.000           $9.610            $7.692
Accumulation Unit Value Ending                                        $9.610           $7.692            $9.736
Number of Units Outstanding at End of Year                              0               1,671            2,374

LSA Basic Value Fund (3)
Accumulation Unit Value Beginning                                    $10.000           $9.580            $7.344
Accumulation Unit Value Ending                                        $9.580           $7.344            $9.597
Number of Units Outstanding at End of Year                            2,677             3,662            13,547

LSA Blue Chip Fund (4)
Accumulation Unit Value Beginning                                    $10.000           $9.730            $7.034
Accumulation Unit Value Ending                                        $9.730           $7.034            $8.629
Number of Units Outstanding at End of Year                              0                 0               214

LSA Capital Appreciation Fund (5)
Accumulation Unit Value Beginning                                    $10.000           $10.000           $6.990
Accumulation Unit Value Ending                                       $10.000           $6.990            $8.925
Number of Units Outstanding at End of Year                              0                968             21,951

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                                    $10.000           $9.660            $7.152
Accumulation Unit Value Ending                                        $9.660           $7.152            $8.658
Number of Units Outstanding at End of Year                              0                 0              6,425

LSA Diversified Mid Cap Fund (6)
Accumulation Unit Value Beginning                                    $10.000           $9.970            $7.885
Accumulation Unit Value Ending                                        $9.970           $7.885           $10.257
Number of Units Outstanding at End of Year                              0                747             1,415

LSA Emerging Growth Equity Fund (2)
Accumulation Unit Value Beginning                                    $10.000           $10.040           $5.712
Accumulation Unit Value Ending                                       $10.040           $5.712            $8.221
Number of Units Outstanding at End of Year                              0                 0              24,033

LSA Equity Growth Fund (4)
Accumulation Unit Value Beginning                                    $10.000           $9.940            $6.833
Accumulation Unit Value Ending                                        $9.940           $6.833            $8.264
Number of Units Outstanding at End of Year                              0                 0              2,124

LSA Mid Cap Value Fund (6)
Accumulation Unit Value Beginning                                    $10.000           $10.630           $9.636
Accumulation Unit Value Ending                                       $10.630           $9.636           $13.193
Number of Units Outstanding at End of Year                              0               2,102            15,912

LSA Value Equity Fund (3)
Accumulation Unit Value Beginning                                    $10.000           $9.600            $7.317
Accumulation Unit Value Ending                                        $9.600           $7.317            $9.349
Number of Units Outstanding at End of Year                            2,699             4,360            7,574

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                                    $10.000           $10.320           $6.895
Accumulation Unit Value Ending                                       $10.320           $6.895            $9.012
Number of Units Outstanding at End of Year                              0               4,721            6,846

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                                    $10.000           $8.930            $6.747
Accumulation Unit Value Ending                                        $8.930           $6.747            $8.959
Number of Units Outstanding at End of Year                              0               1,680            1,808

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                                    $10.000           $9.080            $6.715
Accumulation Unit Value Ending                                        $9.080           $6.715            $9.572
Number of Units Outstanding at End of Year                              0               1,913            1,913

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                                    $10.000           $10.280           $8.462
Accumulation Unit Value Ending                                       $10.280           $8.462           $11.956
Number of Units Outstanding at End of Year                              0               7,523            11,704

PAVIT OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                                    $10.000           $10.070           $7.726
Accumulation Unit Value Ending                                       $10.070           $7.726           $10.796
Number of Units Outstanding at End of Year                              0               1,393            3,683

PAVIT PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                                    $10.000           $9.560            $4.721
Accumulation Unit Value Ending                                        $9.560           $4.721            $7.554
Number of Units Outstanding at End of Year                              0                 0              1,352

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                                    $10.000           $10.100          $10.701
Accumulation Unit Value Ending                                       $10.100           $10.701          $10.718
Number of Units Outstanding at End of Year                              0               3,570            2,224

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                                    $10.000           $10.020           $9.950
Accumulation Unit Value Ending                                       $10.020           $9.950            $9.816
Number of Units Outstanding at End of Year                             393             61,542            11,683

PIMCO Real Return Portfolio
Accumulation Unit Value Beginning                                       --               --             $10.000
Accumulation Unit Value Ending                                          --               --             $10.432
Number of Units Outstanding at End of Year                              --               --              9,955

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                                    $10.000           $10.120          $10.813
Accumulation Unit Value Ending                                       $10.120           $10.813          $11.125
Number of Units Outstanding at End of Year                              0               5,393            12,415

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                                    $10.000           $9.860            $9.589
Accumulation Unit Value Ending                                        $9.860           $9.589           $11.886
Number of Units Outstanding at End of Year                              0               3,297            8,850

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                                    $10.000           $9.420            $7.956
Accumulation Unit Value Ending                                        $9.420           $7.956           $10.742
Number of Units Outstanding at End of Year                              0               1,672            2,156

Rydex OTC Fund
Accumulation Unit Value Beginning                                    $10.000           $9.780            $5.856
Accumulation Unit Value Ending                                        $9.780           $5.856            $8.341
Number of Units Outstanding at End of Year                              0                 0              14,687

Rydex Sector Rotation Fund
Accumulation Unit Value Beginning                                       --               --             $10.000
Accumulation Unit Value Ending                                          --               --             $12.412
Number of Units Outstanding at End of Year                              --               --               408

Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                                    $10.000           $9.660            $7.089
Accumulation Unit Value Ending                                        $9.660           $7.089            $9.655
Number of Units Outstanding at End of Year                              0               5,442            8,033

Scudder VIT EAFE Equity Index Fund - Class B
Accumulation Unit Value Beginning                                       --               --             $10.000
Accumulation Unit Value Ending                                          --               --             $13.108
Number of Units Outstanding at End of Year                              --               --                0

Scudder VIT Equity 500 Index Fund - Class B
Accumulation Unit Value Beginning                                       --               --             $10.000
Accumulation Unit Value Ending                                          --               --             $12.061
Number of Units Outstanding at End of Year                              --               --                89

Scudder VIT Small Cap Index Fund - Class B
Accumulation Unit Value Beginning                                       --               --             $10.000
Accumulation Unit Value Ending                                          --               --             $13.801
Number of Units Outstanding at End of Year                              --               --                0

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                                    $10.000           $9.610            $8.028
Accumulation Unit Value Ending                                        $9.610           $8.028           $10.041
Number of Units Outstanding at End of Year                              0                 0              4,664

Van Kampen UIF High Yield Portfolio - Class I
Accumulation Unit Value Beginning                                    $10.000           $9.470            $8.599
Accumulation Unit Value Ending                                        $9.470           $8.599           $10.588
Number of Units Outstanding at End of Year                              0               4,970            1,809

Van Kampen UIF U.S. Real Estate Portfolio - Class II
Accumulation Unit Value Beginning                                       --               --             $10.000
Accumulation Unit Value Ending                                          --               --             $12.719
Number of Units Outstanding at End of Year                              --               --              1,396

------------------------------------------------------------------------------------------------------------------------------------

(1) Effective 5/1/04 the Janus Aspen Series International Portfolio - Service Shares changed its name to the Janus Aspen Foreign Stock Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(2) Effective 4/30/04, the LSA Aggressive Growth Fund and LSA Emerging Growth Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio, Class
     II. Accordingly, on 4/30/04, we transferred the value of the LSA Aggressive Growth Variable Sub-Account and the LSA Emerging Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(3) Effective 4/30/04, the LSA Balanced Fund, LSA Basic Value Fund and LSA Value Equity Fund were merged into the PAVIT OpCap Balanced Portfolio, AIM V.I. Basic Value Fund - Series I and Salomon Brothers Variable Investors Fund - Class I, respectively. Accordingly, on 4/30/04, we transferred the value of the LSA Balanced Variable Sub-Account and the LSA Value Equity Variable Sub-Account to the PAVIT OpCap Balanced Variable Sub-Account, AIM V.I. Basic Value Variable Sub-Account and the Salomon Brothers Variable Investors Variable Sub-Account, respectively.

(4) Effective 4/30/04, the LSA Blue Chip Fund, LSA Equity Growth Fund and LSA Capital Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio, Class I. Accordingly, on 4/30/04, we transferred the value of the LSA Blue Chip Variable Sub-Account, LSA Equity Growth Variable Sub-Account and LSA Capital Growth Variable Sub-Account to the Van Kampen UIF Equity Growth Variable Sub-Account.

(5) Effective 4/30/04, the LSA Capital Appreciation Fund was merged into the Janus Aspen Series Capital Appreciation Portfolio - Institutional Shares. Accordingly, on 4/30/04, we transferred the value of the LSA Capital
     Appreciation Variable Sub-Account to the Janus Aspen Serioed Capital Appreciation Variable Sub-Account.

(6) Effective 4/30/04, the LSA Diversified Mid-Cap Growth Fund and LSA MidCap Value Fund were merged into the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on 4/30/04, we transferred the value of the LSA Diversified Mid-Cap Growth Variable Sub-Account and the LSA MidCap Value Variable Sub-Account to the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2003 and 2002, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2003. Our audits also included Schedule I
- Summary of Investments - Other Than Investments In Related Parties and
Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other Than Investments in Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 4, 2004

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
(IN THOUSANDS)                                           2003         2002         2001
                                                      ----------   ----------   ----------
REVENUES
Net investment income                                 $   11,434   $   11,621   $   12,144
Realized capital gains and losses                             73       (4,084)      (1,352)
                                                      ----------   ----------   ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE          11,507        7,537       10,792
Income tax expense                                         4,092        2,629        3,768
                                                      ----------   ----------   ----------

NET INCOME                                                 7,415        4,908        7,024
                                                      ----------   ----------   ----------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX

Change in unrealized net capital gains and losses         (3,557)       5,892        2,818
                                                      ----------   ----------   ----------

COMPREHENSIVE INCOME                                  $    3,858   $   10,800   $    9,842
                                                      ==========   ==========   ==========

                       See notes to financial statements.


                                       2

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION
                                                                                           DECEMBER 31,
                                                                                   ------------------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                   2003            2002
                                                                                   --------------   -------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $197,942 and $182,757)   $      209,118   $     199,406
   Short-term                                                                               1,107           3,201
                                                                                   --------------   -------------
      Total investments                                                                   210,225         202,607

Cash                                                                                       23,456         130,249
Reinsurance recoverable from Allstate Life Insurance Company, net                      14,594,260      12,178,831
Reinsurance recoverable from non-affiliates, net                                          692,971         569,569
Current income taxes receivable                                                             1,428             111
Other assets                                                                               69,968          56,325
Separate accounts                                                                       1,911,619       1,413,221
                                                                                   --------------   -------------
        TOTAL ASSETS                                                               $   17,503,927   $  14,550,913
                                                                                   ==============   =============

LIABILITIES
Contractholder funds                                                               $   13,802,815   $  11,658,966
Reserve for life-contingent contract benefits                                           1,476,314       1,082,690
Unearned premiums                                                                          19,974          14,280
Deferred income taxes                                                                       4,172           4,587
Payable to affiliates, net                                                                 23,332         116,720
Other liabilities and accrued expenses                                                     55,688          57,849
Separate accounts                                                                       1,911,619       1,413,221
                                                                                   --------------   -------------
        TOTAL LIABILITIES                                                              17,293,914      14,348,313
                                                                                   --------------   -------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY

Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
   issued and outstanding                                                                   2,500           2,500
Additional capital paid-in                                                                130,305         126,750
Retained income                                                                            69,943          62,528
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                  7,265          10,822
                                                                                   --------------   -------------
        Total accumulated other comprehensive income                                        7,265          10,822
                                                                                   --------------   -------------
        TOTAL SHAREHOLDER'S EQUITY                                                        210,013         202,600
                                                                                   --------------   -------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                 $   17,503,927   $  14,550,913
                                                                                   ==============   =============

                       See notes to financial statements.


                                       3

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------
(IN THOUSANDS)                                                                2003           2002            2001
                                                                         -------------   -------------   -------------
COMMON STOCK                                                             $       2,500   $       2,500   $       2,500
                                                                         -------------   -------------   -------------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                                     126,750         126,750         126,750
Capital contribution                                                             3,555              --              --
                                                                         -------------   -------------   -------------
Balance, end of year                                                           130,305         126,750         126,750
                                                                         -------------   -------------   -------------

RETAINED INCOME
Balance, beginning of year                                                      62,528          57,620          50,596
Net income                                                                       7,415           4,908           7,024
                                                                         -------------   -------------   -------------
Balance, end of year                                                            69,943          62,528          57,620
                                                                         -------------   -------------   -------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                      10,822           4,930           2,112
Change in unrealized net capital gains and losses                               (3,557)          5,892           2,818
                                                                         -------------   -------------   -------------
Balance, end of year                                                             7,265          10,822           4,930
                                                                         -------------   -------------   -------------

TOTAL SHAREHOLDER'S EQUITY                                               $     210,013   $     202,600   $     191,800
                                                                         =============   =============   =============

                       See notes to financial statements.


                                       4

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------
(IN THOUSANDS)                                                                2003            2002            2001
                                                                         -------------   -------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                               $       7,415   $       4,908   $       7,024
Adjustments to reconcile net income to net cash provided by operating activities:
     Amortization and other non-cash items                                           2            (204)           (531)
     Realized capital gains and losses                                             (73)          4,084           1,352
     Changes in:
       Life-contingent contract benefits and contractholder funds,
         net of reinsurance recoverables                                        (1,358)          4,255             511
       Income taxes                                                                184          (5,332)            922
       Payable to affiliates, net                                              (89,833)         97,527         (25,138)
       Other operating assets and liabilities                                  (10,111)        (15,031)         68,347
                                                                         -------------   -------------   -------------
         Net cash (used in) provided by operating activities                   (93,774)         90,207          52,487
                                                                         -------------   -------------   -------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
     Proceeds from sales                                                        19,930          16,847          10,922
     Investment collections                                                     32,686          22,010          15,346
     Investments purchases                                                     (67,729)        (46,266)        (39,422)
Change in short-term investments                                                 2,094           3,655           4,387
                                                                         -------------   -------------   -------------
         Net cash used in investing activities                                 (13,019)         (3,754)         (8,767)
                                                                         -------------   -------------   -------------

NET (DECREASE) INCREASE IN CASH                                               (106,793)         86,453          43,720
CASH AT BEGINNING OF YEAR                                                      130,249          43,796              76
                                                                         -------------   -------------   -------------
CASH AT END OF YEAR                                                      $      23,456   $     130,249   $      43,796
                                                                         =============   =============   =============

                       See notes to financial statements.


                                       5

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln
Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate
Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the 2003 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The mission of Lincoln Benefit is to assist financial services professionals in meeting their customers' financial protection, savings and retirement needs by providing top-tier products delivered with reliable and efficient service. The Company's product line includes a wide variety of financial protection, savings and retirement products aimed at serving the financial needs of the Company's customers. Products include traditional life, interest-sensitive life, variable life and long-term care insurance, and both variable and fixed annuities. Products are sold through a variety of distribution channels including Allstate exclusive agencies, independent agents
(including master brokerage agencies) and broker/dealers. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control or other factors affecting these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

     The Company is authorized to sell life insurance and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2003, the top geographic locations for statutory premiums and annuity considerations for the Company were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Recent legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed and mortgage-backed securities. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations.

                                       6

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

Periodic changes in fair values, net of deferred income taxes, are reflected as a component of other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other than temporary declines in fair value. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND
INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.
Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities, and immediate annuities without life contingencies are considered investment contracts.
Deposits received for such contracts are reported as contractholder funds deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed life products are based on a specified interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate accounts products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate accounts contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance,


                                       7

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

REINSURANCE RECOVERABLE

     The Company has reinsurance agreements whereby the Company cedes 90%, 80% or 60% of the mortality risk on certain life policies, depending upon the issue year and product, to a pool of thirteen non-affiliated reinsurers. The remaining amounts are ceded to ALIC. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage.

     Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses, which are ceded to ALIC. Deposits to the separate accounts are not included in the Statements of Cash Flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses.
Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds is outlined in Note 6.


                                       8

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

PENDING ACCOUNTING STANDARDS

STATEMENT OF POSITION 03-01, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES
FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS"
("SOP NO. 03-01")

     In July 2003, the American Institute of Certified Public Accountants issued
SOP 03-01 which applies to several of the Company's insurance products and product features. The effective date of the SOP is for fiscal years beginning after December 15, 2003. A provision of the SOP requires the establishment of reserves in addition to the account balance for contracts containing certain features that provide guaranteed death or other insurance benefits and guaranteed income benefits. These reserves are not currently established by the Company. When established, these reserves will be ceded to ALIC under the terms of the reinsurance agreements.

PROPOSED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE TOPIC NO. 03-01, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF NO. 03-01")

     The Emerging Issues Task Force ("EITF") is currently deliberating EITF No.
03-01, which attempts to define other-than-temporary impairment and highlight its application to investment securities accounted for under both SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS No.
115") and Accounting Principles Board Opinion No. 18, "The Equity Method of
Accounting for Investments in Common Stocks"("APB No. 18"). The current issue summary, which has yet to be finalized, proposes that if, at the evaluation date, the fair value of an investment security is less than its carrying value then an impairment exists for which a determination must be made as to whether the impairment is other-than-temporary. If it is determined that an impairment is other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's carrying value and its fair value at the reporting date. In recent deliberations, the EITF discussed different models to assess whether impairment is other-than-temporary for different types of investments (e.g. SFAS No. 115 marketable equity securities, SFAS No. 115 debt securities, and equity and cost method investments subject to APB No. 18) and subsequently decided to use a unified model. Due to the uncertainty of the final model (or models) that may be adopted, the estimated impact to the Company's
Statements of Operations and Comprehensive Income and Financial Position is presently not determinable. In November 2003, the EITF reached a consensus with respect to certain disclosures effective for fiscal years ending after December
15, 2003. Quantitative and qualitative disclosures are required for fixed income and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115. The Company has included those disclosures at December 31, 2003 (see Note 4).

3. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $112.6 million, $67.4 million and $70.0 million in 2003, 2002 and 2001, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under reinsurance agreements.

BROKER/DEALER SERVICES

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense for these services of $35.9 million, $33.0 million and $25.8 million for the years ended December
31, 2003, 2002 and 2001, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     During 2003, the Company entered into a service agreement with Allstate
Distributors, LLC


                                       9

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

("ADLLC"), a broker/dealer affiliate of the Company, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $138 thousand for the year ended December 31, 2003 that was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------
(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Premiums and contract charges                                            $     546,741   $     484,684   $     330,799
Interest credited to contractholder funds, contract benefits and
   certain expenses                                                          1,272,290       1,012,038         728,750

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $3.2 million, $19.1 million and $1.5 million from AIC in 2003, 2002 and 2001, respectively, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance agreements.

CAPITAL CONTRIBUTION

     During the third quarter of 2003, the Executive Committee of ALIC authorized the forgiveness of $3.6 million of intercompany debt that the Company owed to ALIC. This transaction was recognized as a non-cash capital contribution and reflected in additional capital paid-in on the Statements of Financial
Position.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement during the three years ended December 31, 2003.


                                       10

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                         GROSS UNREALIZED
                                                  AMORTIZED      -------------------------------         FAIR
(IN THOUSANDS)                                      COST             GAINS           LOSSES              VALUE
                                                --------------   --------------   --------------    --------------
AT DECEMBER 31, 2003
U.S. government and agencies                    $       65,632   $        5,448   $         (376)   $       70,704
Corporate                                               77,283            4,985             (892)           81,376
Municipal                                                  503               68                -               571
Asset-backed securities                                 14,203            1,240                -            15,443
Mortgage-backed securities                              40,321            1,015             (312)           41,024
                                                --------------   --------------   --------------    --------------
     Total fixed income securities              $      197,942   $       12,756   $       (1,580)   $      209,118
                                                ==============   ==============   ==============    ==============

AT DECEMBER 31, 2002
U.S. government and agencies                    $       57,672   $        6,730   $            -    $       64,402
Corporate                                               77,697            6,421              (38)           84,080
Municipal                                                  504               63                -               567
Asset-backed securities                                 14,246            1,350                -            15,596
Mortgage-backed securities                              31,637            2,104                -            33,741
Foreign government                                       1,001               19                -             1,020
                                                --------------   --------------   --------------    --------------
     Total fixed income securities              $      182,757   $       16,687   $          (38)   $      199,406
                                                ==============   ==============   ==============    ==============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2003:

                                                     AMORTIZED       FAIR
(IN THOUSANDS)                                         COST         VALUE
                                                     ----------   ----------
Due in one year or less                              $   10,819   $   11,142
Due after one year through five years                    44,384       47,787
Due after five years through ten years                   69,547       72,851
Due after ten years                                      18,668       20,871
                                                     ----------   ----------
                                                        143,418      152,651
Mortgage and asset-backed securities                     54,524       56,467
                                                     ----------   ----------
     Total                                           $  197,942   $  209,118
                                                     ==========   ==========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Fixed income securities                                                  $      11,324   $      11,665   $      11,959
Short-term investments                                                             384             273             598
                                                                         -------------   -------------   -------------
     Investment income, before expense                                          11,708          11,938          12,557
     Investment expense                                                            274             317             413
                                                                         -------------   -------------   -------------
     Net investment income                                               $      11,434   $      11,621   $      12,144
                                                                         =============   =============   =============


                                       11

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Fixed income securities                                                  $          73   $      (4,084)  $      (1,352)
Income tax (expense) benefit                                                       (26)          1,429             473
                                                                         -------------   -------------   -------------
Realized capital gains and losses, after-tax                             $          47   $      (2,655)  $        (879)
                                                                         =============   =============   =============

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Write-downs in value                                                    $            -   $      (4,323)  $           -
Sales - fixed income securities                                                     73             239          (1,352)
                                                                         -------------   -------------   -------------
     Realized capital gains and losses                                              73          (4,084)         (1,352)
     Income tax (expense) benefit                                                  (26)          1,429             473
                                                                         -------------   -------------   -------------
     Realized capital gains and losses, after-tax                        $          47   $      (2,655)  $        (879)
                                                                         =============   =============   =============

     Excluding the effects of calls and prepayments, gross gains of $289 thousand, $471 thousand and $123 thousand and gross losses of $216 thousand, $232 thousand and $1.5 million were realized on sales of fixed income securities during 2003, 2002 and 2001, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31, 2003 are as follows:

                                                                         GROSS UNREALIZED
                                                     FAIR         -------------------------------      UNREALIZED
(IN THOUSANDS)                                      VALUE             GAINS            LOSSES          NET GAINS
                                                --------------    --------------   --------------    --------------
Fixed income securities                         $      209,118    $       12,756   $       (1,580)   $       11,176
Deferred income taxes                                                                                        (3,911)
                                                                                                     --------------
Unrealized net capital gains and losses                                                              $        7,265
                                                                                                     ==============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     Change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Fixed income securities                                                  $      (5,473)  $       9,064   $       4,336
Deferred income taxes                                                            1,916          (3,172)         (1,518)
                                                                         -------------   -------------   -------------
(Decrease) increase in unrealized net capital gains and losses           $      (3,557)  $       5,892   $       2,818
                                                                         =============   =============   =============

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.


                                       12

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     At December 31, 2003, the Company has unrealized losses of $1.6 million which relate to 22 holdings of fixed income securities with a fair value of $44.1 million, all of which are investment grade and which have been in an unrealized loss position for a period less than 12 months. Investment grade is defined as a security having a rating from the National Association of Insurance
Commissioners ("NAIC") of 1 or 2; a Moody's rating of Aaa, Aa, A or Baa; a
Standard & Poor's ("S&P") rating of AAA, AA, A or BBB; or a comparable internal rating. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired. As of December 31, 2003, the Company has the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

SECURITIES ON DEPOSIT

     At December 31, 2003, fixed income securities with a carrying value of $9.9 million were on deposit with regulatory authorities as required by law.

5. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets
(including reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                                    DECEMBER 31, 2003            DECEMBER 31, 2002
                                                -------------------------   --------------------------
                                                  CARRYING       FAIR         CARRYING        FAIR
(IN THOUSANDS)                                     VALUE         VALUE         VALUE          VALUE
                                                -----------   -----------   -----------   ------------
Fixed income securities                         $   209,118   $   209,118   $   199,406   $    199,406
Short-term investments                                1,107         1,107         3,201          3,201
Separate accounts                                 1,911,619     1,911,619     1,413,221      1,413,221

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

                                                      DECEMBER 31, 2003           DECEMBER 31, 2002
                                               ---------------------------   -------------------------
                                                 CARRYING         FAIR         CARRYING       FAIR
(IN THOUSANDS)                                     VALUE          VALUE         VALUE         VALUE
                                               ------------   ------------   -----------   -----------
Contractholder funds on investment contracts   $ 11,646,022   $ 11,201,101   $ 9,702,733   $ 9,445,862
Separate accounts                                 1,911,619      1,911,619     1,413,221     1,413,221

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements.
The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges and immediate annuities without life contingencies are valued at the present value of future benefits at current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate accounts liabilities are carried at the fair value of the underlying assets.


                                       13

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2003 or 2002.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                               2003           2002
                                                         ------------   ------------
Immediate annuities:
   Structured settlement annuities                       $    600,275   $    384,419
   Other immediate annuities                                   74,524         32,872
Traditional life                                              642,126        569,500
Other                                                         159,389         95,899
                                                         ------------   ------------
   Total reserve for life-contingent contract benefits   $  1,476,314   $  1,082,690
                                                         ============   ============

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

            PRODUCT                         MORTALITY                 INTEREST RATE             ESTIMATION METHOD
---------------------------------   -------------------------   -------------------------   ------------------------
Structured settlement annuities     U.S. population with        Interest rate assumptions   Present value of
                                    projected calendar year     range from 5.5% - 7.5%      contractually specified
                                    improvements; age                                       future benefits
                                    setbacks for impaired
                                    lives grading to standard

Other immediate annuities           1983 group annuity          Interest rate assumptions   Present value of
                                    mortality table             range from 3.0% - 8.8%      expected future benefits
                                                                                            based on historical
                                                                                            experience

Traditional                         life Actual company experience Interest rate
                                    assumptions Net level premium plus loading
                                    range from 4.0% - 8.0% reserve method using
                                    the
                                                                                            Company's withdrawal
                                                                                            experience rates

Other                               Actual company experience                               Net level premium
                                    plus loading                                            reserve method using the
                                                                                            Company's withdrawal
                                                                                            experience rates

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                                  2003             2002
                                            -------------   -------------
Interest-sensitive life                     $   2,177,330   $   2,014,313
Investment contracts:
     Immediate annuities                          356,620         286,722
     Fixed annuities                           11,268,865       9,357,931
                                            -------------   -------------
     Total contractholder funds             $  13,802,815   $  11,658,966
                                            =============   =============


                                       14

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to contractholder funds:
         PRODUCT                  INTEREST RATE            WITHDRAWAL/SURRENDER CHARGES
-------------------------   --------------------------   ---------------------------------
Interest-sensitive life     Interest rates credited      Either a percentage of account
                            range from 2.0% - 6.0%       balance or dollar amount grading
                                                         off generally over 20 years

Investment                  contracts Interest rates credited Either a declining
                            or a level range from 2.8% to 6.0% percentage charge
                            generally over for immediate annuities nine years or
                            less. Additionally, and 0.0% - 15.5% for fixed
                            approximately 50.7% of fixed annuities (which
                            include annuities are subject to market
                            equity-indexed annuities value adjustment for whose
                            returns are indexed discretionary withdrawals.
                            to the S&P 500)

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                           2003            2002
                                                    --------------   -------------
Balance, beginning of year                          $   11,658,966   $   9,287,599
Deposits                                                 2,678,157       2,868,550
Benefits and withdrawals                                (1,022,329)       (829,169)
Interest credited to contractholder funds                  654,439         524,477
Transfers (to) from Separate accounts                      (64,084)        (61,537)
Contract charges                                          (135,376)       (114,906)
Other adjustments                                           33,042         (16,048)
                                                    --------------   -------------
Balance, end of year                                $   13,802,815   $  11,658,966
                                                    ==============   =============

7. REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The
Company continues to have primary liability as the direct insurer for risks reinsured. Estimating the amount of reinsurance recoverable is impacted by many of the uncertainties involved in the establishment of loss reserves. The Company cedes a portion of the mortality risk on certain life policies with a pool of thirteen non-affiliated reinsurers.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Except for ALIC, no single reinsurer had a material obligation to the Company.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                           2003          2002          2001
                                                      -----------   ----------   -----------
PREMIUMS AND CONTRACT CHARGES
Direct                                                $   870,257   $  689,970   $   572,949
Assumed                                                         2            2             4
Ceded:
   Affiliate                                             (546,741)    (484,684)     (330,799)
   Non-affiliate                                         (323,518)    (205,288)     (242,154)
                                                      -----------   ----------   -----------
Premiums and contract charges, net of reinsurance     $         -   $        -   $         -
                                                      ===========   ==========   ===========

                                       15

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and certain expenses for the years ended December 31 are as follows:

(IN THOUSANDS)                                                      2003            2002            2001
                                                                ------------    ------------    ------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND CERTAIN EXPENSES
Direct                                                          $  1,602,127    $  1,343,929    $  1,007,684
Assumed                                                                  202               -               -
Ceded:
   Affiliate                                                      (1,272,290)     (1,012,038)       (728,750)
   Non-affiliate                                                    (330,039)       (331,891)       (278,934)
                                                                ------------    ------------    ------------
Interest credited to contractholder funds, contract
   benefits and certain expenses, net of reinsurance            $          -    $          -    $          -
                                                                ============    ============    ============

8. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $879 thousand, $1.1 million and $1.1 million in 2003, 2002 and 2001, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2003 are as follows:

                                          OPERATING
(IN THOUSANDS)                             LEASES
                                         -----------
2004                                     $       953
2005                                             657
2006                                             116
2007                                              56
2008                                               4
Thereafter                                         -
                                         -----------
                                         $     1,786
                                         ===========

GUARANTEES

     The Company has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. The Company has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2003, the amount due under the commercial paper program is $300 million and the cash surrender value of the policies is $306 million. The repayment guarantee expires April 30, 2006. These contracts are ceded to ALIC under the terms of the reinsurance agreements.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits.
The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Because the obligated amounts of the indemnifications are not explicitly stated in many cases, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     In addition, the Company indemnifies its directors, officers and other individuals serving at the request


                                       16

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

of the Company as a director or officer to the extent provided in its charter and by-laws. Since these indemnifications are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnifications.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2003.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products or competing non-insurance products that may impact the relative desirability of various personal investment products and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.

     AIC is defending various lawsuits involving worker classification issues.
These lawsuits include a number of putative class actions and one certified class action challenging the overtime exemption claimed by AIC under the Fair
Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal
Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is currently defending a nationwide class action alleging, among other things, breach of contract and breach of the implied covenant of good faith and fair dealing as a result of a change in the rate and cap on an annuity product. The court certified the class and entered summary judgment in favor of the Company and against the certified class. Plaintiff filed notice of appeal and the Company filed a cross appeal. The outcome of the appeal is currently uncertain. The Company has been vigorously defending this suit.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of lawsuits, some of which involve claims for substantial or indeterminate amounts. This litigation is based on a variety of issues including insurance and claim settlement practices. The outcome of these disputes is currently unpredictable. However, at this time, based on their present status and the existence of the reinsurance agreement with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not


                                       17

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

expected to have a material effect on the results of operations, liquidity or financial position of the Company.

9. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the
"Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the
Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The
Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN THOUSANDS)

                                                2003         2002
                                             ---------    ---------
DEFERRED ASSETS
Difference in tax bases of investments       $       -    $   1,195
Other assets                                         -           55
                                             ---------    ---------
     Total deferred assets                           -        1,250

DEFERRED LIABILITIES
Unrealized net capital gains                    (3,911)      (5,827)
Difference in tax bases of investments            (248)           -
Other liabilities                                  (13)         (10)
                                             ---------    ---------
     Total deferred liabilities                 (4,172)      (5,837)
                                             ---------    ---------
         Net deferred liabilities            $  (4,172)   $  (4,587)
                                             =========    =========

     The components of income tax expense for the years ended December 31 are as follows:

(IN THOUSANDS)                               2003       2002        2001
                                          ---------   ---------   --------
Current                                   $   2,999   $   4,204   $  3,706
Deferred                                      1,093      (1,575)        62
                                          ---------   ---------   --------
     Total income tax expense             $   4,092   $   2,629   $  3,768
                                          =========   =========   ========

     The Company paid income taxes of $4.3 million, $8.0 million and $2.8 million in 2003, 2002 and 2001, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                           2003     2002     2001
                                          ------   ------   ------
Statutory federal income tax rate           35.0%    35.0%    35.0%
Adjustment for prior year liabilities        0.7        -        -
Tax exempt income                           (0.1)    (0.1)    (0.1)
                                          ------   ------   ------
Effective income tax rate                   35.6%    34.9%    34.9%
                                          ======   ======   ======

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at


                                       18

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

December 31, 2003, approximately $340 thousand, will result in federal income taxes payable of $119 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10. STATUTORY FINANCIAL INFORMATION

     The following table reconciles net income for the years ended December 31, and shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                            NET INCOME                 SHAREHOLDER'S EQUITY
                                                ---------------------------------    ------------------------
(IN THOUSANDS)                                    2003         2002        2001         2003          2002
                                                --------    ---------    --------    ----------    ----------
Balance per GAAP                                $  7,415    $   4,908    $  7,024    $  210,013    $  202,600
Unrealized gain on fixed income securities             -            -           -       (11,176)      (16,649)
Deferred income taxes                              1,093       (1,575)         62         3,956         6,695
Reserves and non-admitted assets                   2,990         (315)        245           (91)       (2,368)
Other                                             (3,108)           9         112          (563)        4,600
                                                --------    ---------    --------    ----------    ----------
Balance per statutory accounting practices      $  8,390    $   3,027    $  7,443    $  202,139    $  194,878
                                                ========    =========    ========    ==========    ==========

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska.
Effective January 1, 2001, the State of Nebraska required insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the National Association of Insurance Commissioner ("NAIC")
Accounting Practices and Procedures Manual ("Codification"), subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors.
The amount of dividends that can be paid to the shareholder without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Nebraska
Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2004 without prior approval of the Nebraska
Department of Insurance is $20.0 million.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December
31, 2003, RBC for the Company was above a level that would require regulatory action.


                                       19

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

11. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the years ended December 31 are as follows:

(IN THOUSANDS)

                                                                               2003
                                                                 ---------------------------------
                                                                                           AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                              PRETAX        TAX         TAX
                                                                 ---------   ---------   ---------
   Unrealized holding (losses) gains arising during the period   $  (5,349)  $   1,873   $  (3,476)
   Less: reclassification adjustments                                  124         (43)         81
                                                                 ---------   ---------   ---------
   Unrealized net capital gains and losses                          (5,473)      1,916      (3,557)
                                                                 ---------   ---------   ---------
   Other comprehensive (loss) income                             $  (5,473)  $   1,916   $  (3,557)
                                                                 =========   =========   =========

                                                                               2002
                                                                 ---------------------------------
                                                                                           AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                               PRETAX       TAX         TAX
                                                                 ---------   ---------   ----------
   Unrealized holding gains arising during the period            $   4,980   $  (1,743)  $    3,237
   Less: reclassification adjustments                               (4,084)      1,429       (2,655)
                                                                 ---------   ---------   ----------
   Unrealized net capital gains and losses                           9,064      (3,172)       5,892
                                                                 ---------   ---------   ----------
   Other comprehensive income                                    $   9,064   $  (3,172)  $    5,892
                                                                 =========   =========   ==========

                                                                               2001
                                                                 ---------------------------------
                                                                                          AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                               PRETAX       TAX        TAX
                                                                 ---------   ---------   ---------
   Unrealized holding gains arising during the period            $   2,984   $  (1,045)  $   1,939
   Less: reclassification adjustments                               (1,352)        473        (879)
                                                                 ---------   ---------   ---------
   Unrealized net capital gains and losses                           4,336      (1,518)      2,818
                                                                 ---------   ---------   ---------
   Other comprehensive income                                    $   4,336   $  (1,518)  $   2,818
                                                                 =========   =========   =========

                                       20

                                   ---------------------------------------------
                                   LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT FINANCIAL STATEMENTS AS OF DECEMBER 31, 2003 AND FOR THE PERIODS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2003, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2003, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable
                                      Insurance Funds
                                        Sub-Account                       The Alger American Fund Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                       AIM V. I. Dent                          Income &           Leveraged           MidCap
                                        Demographics         Growth             Growth              AllCap            Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       1,267,075  $      23,000,541  $      26,120,750  $      18,048,803  $      31,408,156
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       1,267,075  $      23,000,541  $      26,120,750  $      18,048,803  $      31,408,156
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       1,255,086  $      22,973,569  $      26,065,126  $      18,032,401  $      31,401,837
Contracts in payout (annuitization)
  period                                        11,989             26,972             55,624             16,402              6,319
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       1,267,075  $      23,000,541  $      26,120,750  $      18,048,803  $      31,408,156
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            243,201            690,914          2,787,700            642,535          1,706,965
                                     =================  =================  =================  =================  =================
   Cost of investments               $       1,097,090  $      29,984,360  $      30,564,604  $      21,374,436  $      31,280,513
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.72  $            6.17  $            6.74  $            5.45  $            8.70
                                     =================  =================  =================  =================  =================
   Highest                           $            8.87  $           11.60  $           12.62  $           13.60  $           15.90
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                            The Alger
                                         The Alger        American Fund
                                       American Fund      (Series - S)
                                        Sub-Accounts       Sub-Account             Federated Insurance Series Sub-Accounts
                                     -----------------  -----------------  -------------------------------------------------------
                                                                                                 Federated
                                                                              Federated         Fund for U.S.       Federated
                                          Small               Growth        Capital Income       Governement       High Income
                                      Capitalization       (Series - S)         Fund II         Securities II      Bond Fund II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      12,924,725  $       1,699,275  $       9,112,619  $      57,279,003  $      27,543,636
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      12,924,725  $       1,699,275  $       9,112,619  $      57,279,003  $      27,543,636
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      12,919,300  $       1,699,275  $       9,078,418  $      57,254,454  $      27,520,549
Contracts in payout (annuitization)
  period                                         5,425                  -             34,201             24,549             23,087
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      12,924,725  $       1,699,275  $       9,112,619  $      57,279,003  $      27,543,636
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            743,655             51,214          1,079,694          4,866,525          3,447,264
                                     =================  =================  =================  =================  =================
   Cost of investments               $      11,985,500  $       1,607,020  $      11,702,220  $      56,060,529  $      25,956,563
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            5.06  $           12.29  $            6.86  $           12.01  $           10.58
                                     =================  =================  =================  =================  =================
   Highest                           $            8.21  $           12.36  $           12.28  $           15.50  $           15.76
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                         Fidelity Variable Insurance Products Fund Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         VIP Asset                            VIP Equity-
                                          Manager        VIP Contrafund         Income           VIP Growth       VIP Index 500
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      18,162,988  $      69,173,335  $      76,823,948  $      53,359,730  $      68,653,738
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      18,162,988  $      69,173,335  $      76,823,948  $      53,359,730  $      68,653,738
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      18,132,156  $      69,151,042  $      76,775,052  $      53,287,592  $      68,555,890
Contracts in payout (annuitization)
  period                                        30,832             22,293             48,896             72,138             97,848
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      18,162,988  $      69,173,335  $      76,823,948  $      53,359,730  $      68,653,738
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          1,256,085          2,990,633          3,314,234          1,719,063            544,309
                                     =================  =================  =================  =================  =================
   Cost of investments               $      18,859,130  $      65,402,486  $      72,886,159  $      63,606,935  $      69,958,714
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.38  $            9.08  $           10.76  $            6.08  $            7.52
                                     =================  =================  =================  =================  =================
   Highest                           $           16.44  $           19.33  $           23.74  $           21.45  $           10.74
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         Fidelity Variable Insurance                     Fidelity Variable Insurance
                                          Products Fund Sub-Accounts            Products Fund (Service Class 2) Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                                                               VIP Equity-                        VIP Investment
                                         VIP Money                               Income          VIP Growth         Grade Bond
                                           Market         VIP Overseas     (Service Class 2)  (Service Class 2)  (Service Class 2)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      66,353,706  $      14,774,648  $       6,825,043  $       3,785,077  $      18,453,548
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      66,353,706  $      14,774,648  $       6,825,043  $       3,785,077  $      18,453,548
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      66,172,757  $      14,740,378  $       6,793,262  $       3,785,077  $      18,387,504
Contracts in payout (annuitization)
  period                                       180,949             34,270             31,781                  -             66,044
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      66,353,706  $      14,774,648  $       6,825,043  $       3,785,077  $      18,453,548
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                         66,353,706            947,700            297,258            123,212          1,366,929
                                     =================  =================  =================  =================  =================
   Cost of investments               $      66,353,706  $      14,370,362  $       5,817,939  $       3,577,577  $      17,993,203
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.37  $            7.21  $            9.91  $           12.39  $           11.06
                                     =================  =================  =================  =================  =================
   Highest                           $           13.44  $           13.88  $           10.10  $           12.46  $           11.41
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable
                                         Insurance
                                       Products Fund                                            J. P. Morgan          Janus
                                     (Service Class 2)         Goldman Sachs Variable          Series Trust II     Aspen Series
                                        Sub-Accounts        Insurance Trust Sub-Accounts         Sub-Account       Sub-Accounts
                                     -----------------  ------------------------------------  -----------------  -----------------
                                       VIP Overseas         VIT CORE       VIT International
                                     (Service Class 2)  Small Cap Equity        Equity          Small Company        Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       1,811,624  $       4,670,171  $       3,660,857  $       4,021,689  $      75,826,248
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       1,811,624  $       4,670,171  $       3,660,857  $       4,021,689  $      75,826,248
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       1,811,624  $       4,670,171  $       3,641,963  $       4,015,340  $      75,647,926
Contracts in payout (annuitization)
  period                                             -                  -             18,894              6,349            178,322
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       1,811,624  $       4,670,171  $       3,660,857  $       4,021,689  $      75,826,248
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            116,879            359,520            386,574            286,038          3,299,663
                                     =================  =================  =================  =================  =================
   Cost of investments               $       1,541,559  $       4,040,459  $       3,932,331  $       3,743,342  $      75,512,828
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.21  $           15.10  $            8.61  $           11.41  $            9.27
                                     =================  =================  =================  =================  =================
   Highest                           $           10.89  $           15.22  $            8.68  $           11.51  $           25.48
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Janus
                                                                                                                   Aspen Series
                                                                                                                 (Service Shares)
                                                           Janus Aspen Series Sub-Accounts                         Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                                                                                                  International
                                         Flexible                               Mid Cap           Worldwide       Value (Service
                                          Income              Growth            Growth             Growth             Shares)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      29,735,332  $      52,040,420  $      29,457,772  $      58,867,272  $       3,877,438
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      29,735,332  $      52,040,420  $      29,457,772  $      58,867,272  $       3,877,438
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      29,719,409  $      52,028,432  $      29,451,464  $      58,848,957  $       3,877,438
Contracts in payout (annuitization)
  period                                        15,923             11,988              6,308             18,315                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      29,735,332  $      52,040,420  $      29,457,772  $      58,867,272  $       3,877,438
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          2,380,731          2,706,210          1,376,531          2,279,910            324,472
                                     =================  =================  =================  =================  =================
   Cost of investments               $      29,080,638  $      66,638,981  $      48,051,263  $      70,551,475  $       3,223,543
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           12.48  $            5.75  $            3.71  $            5.56  $           10.13
                                     =================  =================  =================  =================  =================
   Highest                           $           19.15  $           19.98  $           19.29  $           21.93  $           12.02
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                           Janus
                                        Aspen Series
                                      (Service Shares)            Lazard Retirement                  LSA Variable Series
                                        Sub-Accounts          Series, Inc. Sub-Accounts               Trust Sub-Accounts
                                     -----------------  ------------------------------------  ------------------------------------
                                         Worldwide                                                   LSA
                                      Growth (Service       Emerging         International       Aggressive
                                           Shares)           Markets            Equity              Growth         LSA Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       2,625,588  $       3,074,597  $       1,930,695  $       2,279,279  $      21,256,070
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       2,625,588  $       3,074,597  $       1,930,695  $       2,279,279  $      21,256,070
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       2,625,588  $       3,074,597  $       1,930,695  $       2,279,279  $      21,217,490
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -             38,580
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       2,625,588  $       3,074,597  $       1,930,695  $       2,279,279  $      21,256,070
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            102,163            286,542            185,822            256,387          2,073,763
                                     =================  =================  =================  =================  =================

   Cost of investments               $       2,363,952  $       2,408,391  $       1,858,999  $       1,999,696  $      19,165,263
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.47  $           12.79  $            8.30  $            8.54  $            9.71
                                     =================  =================  =================  =================  =================
   Highest                           $            9.52  $           14.54  $            8.37  $            9.98  $           11.56
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                LSA Variable Series Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                                    LSA                LSA
                                         LSA Basic           LSA Blue         LSA Capital         Capital          Diversified
                                           Value               Chip          Appreciation          Growth            Mid Cap
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      17,754,592  $       9,686,387  $       4,000,164  $       6,820,349  $       8,814,083
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      17,754,592  $       9,686,387  $       4,000,164  $       6,820,349  $       8,814,083
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      17,737,505  $       9,686,387  $       4,000,164  $       6,797,032  $       8,814,083
Contracts in payout (annuitization)
  period                                        17,087                  -                  -             23,317                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      17,754,592  $       9,686,387  $       4,000,164  $       6,820,349  $       8,814,083
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          1,764,870          1,089,582            437,176            800,510            819,915
                                     =================  =================  =================  =================  =================
   Cost of investments               $      15,146,810  $       8,782,967  $       3,531,222  $       6,787,536  $       7,696,218
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.60  $            8.61  $            8.92  $            8.40  $           10.12
                                     =================  =================  =================  =================  =================
   Highest                           $           10.07  $            9.85  $           10.49  $            9.96  $           10.43
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    MFS Variable
                                                                                                                  Insurance Trust
                                                     LSA Variable Series Trust Sub-Accounts                        Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                           LSA
                                         Emerging          LSA Equity         LSA Mid Cap         LSA Value        MFS Emerging
                                       Growth Equity         Growth              Value              Equity        Growth Series
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      10,368,788  $      10,035,464  $      14,066,779  $      12,431,402  $       6,685,923
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      10,368,788  $      10,035,464  $      14,066,779  $      12,431,402  $       6,685,923
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      10,367,563  $      10,029,166  $      14,058,459  $      12,358,691  $       6,667,306
Contracts in payout (annuitization)
  period                                         1,225              6,298              8,320             72,711             18,617
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      10,368,788  $      10,035,464  $      14,066,779  $      12,431,402  $       6,685,923
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          1,491,912          1,343,436          1,062,446          1,170,565            431,072
                                     =================  =================  =================  =================  =================
   Cost of investments               $      10,953,545  $       9,586,606  $      12,021,256  $      11,451,494  $       9,487,443
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.03  $            7.56  $           11.55  $            9.33  $            4.43
                                     =================  =================  =================  =================  =================
   Highest                           $            9.97  $           11.64  $           13.42  $           11.62  $            9.00
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   MFS Variable
                                                                                                                     Insurance
                                                                                                                  Trust (Service
                                                                                                                      Class)
                                                      MFS Variable Insurance Trust Sub-Accounts                    Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                                                                                                     MFS New
                                                             MFS New                                                Discovery
                                       MFS Investors        Discovery        MFS Research         MFS Total           Series
                                       Trust Series          Series             Series          Return Series     (Service Class)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       6,566,486  $      12,453,047  $       4,295,760  $      28,160,099  $       4,137,521
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       6,566,486  $      12,453,047  $       4,295,760  $      28,160,099  $       4,137,521
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       6,566,486  $      12,447,982  $       4,295,760  $      28,075,981  $       4,137,521
Contracts in payout (annuitization)
  period                                             -              5,065                  -             84,118                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

   Total net assets                  $       6,566,486  $      12,453,047  $       4,295,760  $      28,160,099  $       4,137,521
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            401,866            892,052            321,780          1,438,207            298,738
                                     =================  =================  =================  =================  =================

   Cost of investments               $       6,976,184  $      11,847,698  $       5,372,255  $      26,191,146  $       3,652,629
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            7.57  $            7.37  $            6.23  $           11.74  $            8.99
                                     =================  =================  =================  =================  =================

   Highest                           $            9.09  $           15.74  $            9.10  $           13.18  $            9.83
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                       MFS Variable       Oppenheimer          Panorama
                                         Insurance      Variable Account     Series Fund,
                                      Trust (Service     Funds (Service      Inc. (Service
                                          Class)          Class ("SC"))      Class ("SC"))         PIMCO Advisors Variable
                                       Sub-Accounts        Sub-Account        Sub-Account        Insurance Trust Sub-Accounts
                                     -----------------  -----------------  -----------------  ------------------------------------
                                                          Oppenheimer
                                            MFS           Main Street         Oppenheimer
                                     Utilities Series      Small Cap         International                            OpCap
                                      (Service Class)     Growth (SC)         Growth (SC)       OpCap Equity        Small Cap
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       2,389,462  $      17,137,457  $       1,613,304  $       4,693,669  $      16,305,836
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       2,389,462  $      17,137,457  $       1,613,304  $       4,693,669  $      16,305,836
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       2,370,516  $      17,127,602  $       1,613,304  $       4,693,669  $      16,291,823
Contracts in payout (annuitization)
  period                                        18,946              9,855                  -                  -             14,013
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       2,389,462  $      17,137,457  $       1,613,304  $       4,693,669  $      16,305,836
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            150,565          1,278,915          1,390,779            144,599            531,481
                                     =================  =================  =================  =================  =================
   Cost of investments               $       2,029,475  $      14,301,753  $       1,410,592  $       4,401,241  $      14,271,927
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.94  $           11.08  $            9.55  $           10.28  $           10.05
                                     =================  =================  =================  =================  =================
   Highest                           $           11.19  $           12.16  $           10.10  $           10.37  $           17.59
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                      PIMCO Advisors
                                         Variable
                                      Insurance Trust
                                       Sub-Accounts                   PIMCO Variable Insurance Trust Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                            PEA
                                        Science and                                                PIMCO              PIMCO
                                         Technology        Foreign Bond       Money Market       Real Return       Total Return
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      14,359,798  $      14,430,324  $      26,639,394  $       1,261,772  $      77,949,664
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      14,359,798  $      14,430,324  $      26,639,394  $       1,261,772  $      77,949,664
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      14,357,152  $      14,422,875  $      26,567,452  $       1,261,772  $      77,822,068
Contracts in payout (annuitization)
  period                                         2,646              7,449             71,942                  -            127,596
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      14,359,798  $      14,430,324  $      26,639,394  $       1,261,772  $      77,949,664
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          7,326,427          1,438,716         26,639,394            102,085          7,524,099
                                     =================  =================  =================  =================  =================
   Cost of investments               $      12,863,254  $      14,596,678  $      26,639,394  $       1,255,675  $      77,094,431
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            2.89  $           10.57  $            9.79  $           10.42  $           10.85
                                     =================  =================  =================  =================  =================
   Highest                           $           11.49  $           12.55  $           10.71  $           10.48  $           13.11
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                       PIMCO Variable
                                      Insurance Trust            Putnam Variable                         Rydex Variable
                                        Sub-Accounts            Trust Sub-Accounts                     Trust Sub-Accounts
                                     -----------------  ------------------------------------  ------------------------------------
                                         StocksPLUS                        VT International                           Rydex
                                         Growth and                           Growth and                              Sector
                                           Income         VT High Yield         Income            Rydex OTC          Rotation
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       6,980,544  $       6,502,047  $       3,957,084  $       3,120,861  $          99,141
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       6,980,544  $       6,502,047  $       3,957,084  $       3,120,861  $          99,141
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       6,969,572  $       6,502,047  $       3,957,084  $       3,120,861  $          99,141
Contracts in payout (annuitization)
  period                                        10,972                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       6,980,544  $       6,502,047  $       3,957,084  $       3,120,861  $          99,141
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            753,838            818,898            349,875            237,147              9,835
                                     =================  =================  =================  =================  =================

   Cost of investments               $       6,561,054  $       5,959,466  $       3,267,884  $       2,685,751  $          95,193
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.10  $           11.89  $           10.74  $            4.95  $           12.41
                                     =================  =================  =================  =================  =================
   Highest                           $            9.18  $           12.09  $           11.16  $            8.48  $           12.47
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                      Salomon Brothers
                                       Variable Series                                                               Scudder
                                           Funds                      Scudder Variable Insurance                 Variable Series I
                                        Sub-Account                  Trust (Class B) Sub-Accounts                  Sub-Accounts
                                     -----------------  -------------------------------------------------------  -----------------
                                                              EAFE              Equity            Small Cap
                                                           Equity Index        500 Index            Index
                                          All Cap           (Class B)          (Class B)          (Class B)          Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      10,749,245  $          37,910  $       1,333,005  $         753,128  $      19,803,522
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      10,749,245  $          37,910  $       1,333,005  $         753,128  $      19,803,522
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      10,727,429  $          37,910  $       1,333,005  $         753,128  $      19,774,304
Contracts in payout (annuitization)
  period                                        21,816                  -                  -                  -             29,218
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      10,749,245  $          37,910  $       1,333,005  $         753,128  $      19,803,522
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            688,172              4,623            114,618             61,580          1,771,335
                                     =================  =================  =================  =================  =================
   Cost of investments               $       9,503,685  $          34,485  $       1,237,713  $         714,287  $      21,526,110
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.63  $           13.13  $           12.06  $           13.81  $            8.60
                                     =================  =================  =================  =================  =================
   Highest                           $           13.69  $           13.17  $           12.12  $           13.87  $           19.27
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   STI Classic
                                                                                                                  Variable Trust
                                                        Scudder Variable Series I Sub-Accounts                     Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                                              Global          Growth and                           STI Capital
                                            Bond            Discovery           Income          International      Appreciation
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      20,921,216  $       7,673,251  $       3,858,500  $       3,444,174  $       1,871,307
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total assets                     $      20,921,216  $       7,673,251  $       3,858,500  $       3,444,174  $       1,871,307
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      20,813,393  $       7,673,251  $       3,858,500  $       3,444,174  $       1,871,307
Contracts in payout (annuitization)
  period                                       107,823                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total net assets                 $      20,921,216  $       7,673,251  $       3,858,500  $       3,444,174  $       1,871,307
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
    Number of shares                         2,971,764            739,234            453,941            416,970            121,435
                                     =================  =================  =================  =================  =================
    Cost of investments              $      20,361,233  $       6,696,492  $       3,998,372  $       3,444,833  $       1,820,384
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
    Lowest                           $           12.03  $            7.78  $            7.85  $            5.95  $            7.99
                                     =================  =================  =================  =================  =================
    Highest                          $           15.13  $           14.32  $            8.87  $            8.51  $            8.65
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                Strong         Strong Variable       T. Rowe
                                                                              Opportunity         Insurance        Price Equity
                                              STI Classic Variable           Fund II, Inc.       Funds, Inc.       Series, Inc.
                                               Trust Sub-Accounts             Sub-Account        Sub-Account       Sub-Accounts
                                     ------------------------------------  -----------------  -----------------  -----------------
                                                                                                   Mid Cap           T. Rowe
                                       STI International     STI Value        Opportunity          Growth          Price Equity
                                           Equity          Income Stock         Fund II            Fund II            Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $          90,500  $       1,856,773  $      16,545,396  $       7,403,191  $      28,311,028
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $          90,500  $       1,856,773  $      16,545,396  $       7,403,191  $      28,311,028
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $          90,500  $       1,856,773  $      16,527,266  $       7,397,519  $      28,279,189
Contracts in payout (annuitization)
  period                                             -                  -             18,130              5,672             31,839
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $          90,500  $       1,856,773  $      16,545,396  $       7,403,191  $      28,311,028
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                              9,597            147,363            871,269            539,198          1,402,230
                                     =================  =================  =================  =================  =================
   Cost of investments               $          77,946  $       1,747,349  $      15,967,670  $       9,469,490  $      25,805,531
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.09  $            9.00  $            9.28  $            4.43  $           12.07
                                     =================  =================  =================  =================  =================
   Highest                           $            8.91  $           11.28  $           14.26  $           10.06  $           13.14
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                             T. Rowe Price
                                                                             International
                                             T. Rowe Price Equity             Series, Inc.        The Universal Institutional
                                           Series, Inc. Sub-Accounts          Sub-Account          Funds, Inc. Sub-Accounts
                                     ------------------------------------  -----------------  ------------------------------------
                                       T. Rowe Price      T. Rowe Price      T. Rowe Price       Van Kampen         Van Kampen
                                          Mid-Cap          New America       International        UIF High          UIF Mid Cap
                                          Growth             Growth              Stock              Yield              Core
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      26,890,944  $       3,397,961  $       4,715,463  $       5,631,002  $       6,227,531
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      26,890,944  $       3,397,961  $       4,715,463  $       5,631,002  $       6,227,531
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      26,884,540  $       3,384,540  $       4,715,463  $       5,588,140  $       6,227,531
Contracts in payout (annuitization)
  period                                         6,404             13,421                  -             42,862                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      26,890,944  $       3,397,961  $       4,715,463  $       5,631,002  $       6,227,531
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          1,351,304            193,616            394,930            794,218            419,928
                                     =================  =================  =================  =================  =================
   Cost of investments               $      23,015,082  $       3,168,720  $       4,417,343  $       5,345,069  $       5,613,622
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.29  $            7.28  $            6.72  $            9.68  $           12.35
                                     =================  =================  =================  =================  =================
   Highest                           $           15.51  $            9.09  $            9.20  $           10.77  $           12.45
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------

                                                          The Universal
                                       The Universal      Institutional       Van Kampen
                                       Institutional       Funds, Inc.      Life Investment
                                        Funds, Inc.        (Class II)       Trust (Class II)
                                       Sub-Accounts        Sub-Account        Sub-Account
                                     -----------------  -----------------  -----------------
                                                          Van Kampen
                                        Van Kampen         UIF U.S.           LIT Growth
                                        UIF Mid Cap       Real Estate         and Income
                                          Growth          (Class II)          (Class II)
                                     -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       5,413,708  $         871,235  $      17,817,199
                                     -----------------  -----------------  -----------------
   Total assets                      $       5,413,708  $         871,235  $      17,817,199
                                     =================  =================  =================

NET ASSETS
Accumulation units                   $       5,402,859  $         871,235  $      17,812,570
Contracts in payout (annuitization)
  period                                        10,849                  -              4,629
                                     -----------------  -----------------  -----------------
   Total net assets                  $       5,413,708  $         871,235  $      17,817,199
                                     =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            635,412             56,064          1,046,224
                                     =================  =================  =================
   Cost of investments               $       5,747,603  $         830,958  $      15,451,594
                                     =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.27  $           12.72  $           10.02
                                     =================  =================  =================
   Highest                           $            8.34  $           12.78  $           10.29
                                     =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                       AIM Variable
                                      Insurance Funds
                                        Sub-Account                        The Alger American Fund Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                       AIM V. I. Dent                          Income &           Leveraged           MidCap
                                        Demographics         Growth             Growth              AllCap            Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -  $          67,659  $               -  $               -
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (14,601)          (228,829)          (285,732)          (208,403)          (277,877)
  Administrative expense                          (981)           (19,762)           (24,121)           (16,774)           (22,882)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (15,582)          (248,591)          (242,194)          (225,177)          (300,759)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                          242,218          5,036,799          9,991,171         14,301,962          5,838,249
  Cost of investments sold                     238,774          8,354,090         13,690,066         17,580,232          7,640,882
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                     3,444         (3,317,291)        (3,698,895)        (3,278,270)        (1,802,633)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                  3,444         (3,317,291)        (3,698,895)        (3,278,270)        (1,802,633)

Change in unrealized gains (losses)            309,524          8,691,282          9,464,821          7,891,350          9,799,004
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            312,968          5,373,991          5,765,926          4,613,080          7,996,371
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $         297,386  $       5,125,400  $       5,523,732  $       4,387,903  $       7,695,612
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                           The Alger
                                         The Alger       American Fund
                                       American Fund      (Series - S)
                                        Sub-Accounts       Sub-Account             Federated Insurance Series Sub-Accounts
                                     -----------------  -----------------  -------------------------------------------------------
                                                                                                  Federated
                                                                               Federated        Fund for U.S.       Federated
                                          Small             Growth          Capital Income       Government        High Income
                                      Capitalization    (Series - S) (a)      Fund II (b)       Securities II      Bond Fund II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -  $         533,303  $       3,096,089  $       1,589,428
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (119,503)            (4,102)          (103,888)          (937,309)          (299,754)
  Administrative expense                        (9,912)              (288)           (10,120)           (84,792)           (27,840)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)              (129,415)            (4,390)           419,295          2,073,988          1,261,834
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        8,068,107            119,111          3,021,519         48,335,073         37,516,097
  Cost of investments sold                   8,394,582            113,507          4,583,498         47,556,807         37,573,928
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                  (326,475)             5,604         (1,561,979)           778,266            (57,831)

Realized gain distributions                          -                  -                  -            401,533                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)               (326,475)             5,604         (1,561,979)         1,179,799            (57,831)

Change in unrealized gains (losses)          3,524,657             92,255          2,567,228         (2,537,562)         3,176,305
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          3,198,182             97,859          1,005,249         (1,357,763)         3,118,474
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       3,068,767  $          93,469  $       1,424,544  $         716,225  $       4,380,308
                                     =================  =================  =================  =================  =================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(b) Previously known as Federated Utility Fund II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                        Fidelity Variable Insurance Products Fund Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         VIP Asset                           VIP Equity-
                                          Manager        VIP Contrafund         Income           VIP Growth        VIP Index 500
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         596,339  $         236,513  $       1,139,988  $         123,584  $         777,345
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (203,845)          (699,466)          (794,579)          (554,180)          (717,104)
  Administrative expense                       (20,710)           (64,744)           (80,350)           (55,760)           (61,967)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               371,784           (527,697)           265,059           (486,356)            (1,726)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        4,242,783          8,474,169         14,205,935         12,020,413         18,931,797
  Cost of investments sold                   4,956,823          9,738,389         16,688,046         18,696,061         22,911,764
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                  (714,040)        (1,264,220)        (2,482,111)        (6,675,648)        (3,979,967)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)               (714,040)        (1,264,220)        (2,482,111)        (6,675,648)        (3,979,967)

Change in unrealized gains (losses)          2,795,647         15,073,858         18,318,761         18,801,966         17,284,931
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          2,081,607         13,809,638         15,836,650         12,126,318         13,304,964
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       2,453,391  $      13,281,941  $      16,101,709  $      11,639,962  $      13,303,238
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         Fidelity Variable Insurance                    Fidelity Variable Insurance
                                          Products Fund Sub-Accounts            Products Fund (Service Class 2) Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                                                              VIP Equity-         VIP Growth      VIP Investment
                                         VIP Money                              Income             (Service         Grade Bond
                                           Market          VIP Overseas    (Service Class 2)     Class 2) (a)    (Service Class 2)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         880,263  $          82,590  $          63,742  $               -  $         346,063
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                (1,114,849)          (134,842)           (66,522)            (9,995)          (196,818)
  Administrative expense                       (99,877)           (13,325)            (4,517)              (713)           (14,063)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)              (334,463)           (65,577)            (7,297)           (10,708)           135,182
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                      216,927,844         23,367,108          1,497,855             97,931          4,628,104
  Cost of investments sold                 216,927,844         23,998,295          1,515,475             93,420          4,583,573
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                         -           (631,187)           (17,620)             4,511             44,531

Realized gain distributions                          -                  -                  -                  -            126,446
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                      -           (631,187)           (17,620)             4,511            170,977

Change in unrealized gains (losses)                  -          4,518,606          1,246,563            207,500            129,232
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments                  -          3,887,419          1,228,943            212,011            300,209
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $        (334,463) $       3,821,842  $       1,221,646  $         201,303  $         435,391
                                     =================  =================  =================  =================  =================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable
                                        Insurance
                                       Products Fund                                            J. P. Morgan           Janus
                                     (Service Class 2)         Goldman Sachs Variable          Series Trust II     Aspen Series
                                       Sub-Accounts         Insurance Trust Sub-Accounts         Sub-Account       Sub-Accounts
                                     -----------------  ------------------------------------  -----------------  -----------------
                                       VIP Overseas          VIT CORE      VIT International
                                     (Service Class 2)   Small Cap Equity       Equity          Small Company         Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           1,507  $           9,737  $         123,343  $               -  $       1,654,336
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                    (9,292)           (36,639)           (36,864)           (40,321)          (966,391)
  Administrative expense                          (651)            (2,662)            (2,704)            (2,954)           (89,077)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                (8,436)           (29,564)            83,775            (43,275)           598,868
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                           78,902            900,722            498,615            706,845         18,341,675
  Cost of investments sold                      77,558            923,366            723,048            942,003         19,532,561
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                     1,344            (22,644)          (224,433)          (235,158)        (1,190,886)

Realized gain distributions                          -            143,467                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                  1,344            120,823           (224,433)          (235,158)        (1,190,886)

Change in unrealized gains (losses)            301,428            936,675            996,367          1,164,204          9,381,556
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            302,772          1,057,498            771,934            929,046          8,190,670
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $         294,336  $       1,027,934  $         855,709  $         885,771  $       8,789,538
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Janus
                                                                                                                   Aspen Series
                                                                                                                 (Service Shares)
                                                          Janus Aspen Series Sub-Accounts                          Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                                                                                                   International
                                          Flexible                              Mid Cap           Worldwide       Value (Service
                                           Income             Growth           Growth (c)           Growth          Shares) (d)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       1,506,831  $          42,777  $               -  $         621,496  $          17,870
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (420,242)          (626,454)          (347,379)          (721,996)           (39,858)
  Administrative expense                       (37,618)           (60,876)           (33,430)           (71,470)            (3,121)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)             1,048,971           (644,553)          (380,809)          (171,970)           (25,109)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                       18,702,889         14,325,119         10,030,685         19,249,841          5,982,978
  Cost of investments sold                  18,062,378         21,652,704         16,411,536         25,780,668          5,929,025
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   640,511         (7,327,585)        (6,380,851)        (6,530,827)            53,953

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                640,511         (7,327,585)        (6,380,851)        (6,530,827)            53,953

Change in unrealized gains (losses)           (201,378)        20,973,604         14,402,344         18,007,046            871,855
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            439,133         13,646,019          8,021,493         11,476,219            925,808
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       1,488,104  $      13,001,466  $       7,640,684  $      11,304,249  $         900,699
                                     =================  =================  =================  =================  =================

(c) Previously known as Aggressive Growth

(d) Previously known as Global Value (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                           Janus
                                        Aspen Series
                                      (Service Shares)            Lazard Retirement                    LSA Variable Series
                                        Sub-Accounts          Series, Inc. Sub-Accounts                 Trust Sub-Accounts
                                     -----------------  ------------------------------------  ------------------------------------
                                         Worldwide                                                  LSA
                                      Growth (Service       Emerging         International       Aggressive
                                          Shares)            Markets            Equity             Growth          LSA Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          17,032  $             952  $           4,918  $               -  $         228,686
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (27,594)           (23,406)           (20,570)           (16,123)          (189,896)
  Administrative expense                        (1,944)            (1,648)            (1,499)            (1,132)           (13,924)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (12,506)           (24,102)           (17,151)           (17,255)            24,866
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                          681,553            454,690            482,284            152,341          3,178,653
  Cost of investments sold                     726,773            484,990            627,136            148,405          3,288,370
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   (45,220)           (30,300)          (144,852)             3,936           (109,717)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                (45,220)           (30,300)          (144,852)             3,936           (109,717)

Change in unrealized gains (losses)            493,845            823,393            520,968            357,366          3,486,198
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            448,625            793,093            376,116            361,302          3,376,481
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $         436,119  $         768,991  $         358,965  $         344,047  $       3,401,347
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                               LSA Variable Series Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                                    LSA               LSA
                                         LSA Basic          LSA Blue          LSA Capital         Capital          Disciplined
                                           Value              Chip           Appreciation        Growth (e)         Equity (f)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $           1,778  $               -  $          12,952  $          10,110
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (134,428)           (74,684)           (34,980)           (77,851)           (21,361)
  Administrative expense                       (10,070)            (5,362)            (2,448)            (5,589)            (1,496)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)              (144,498)           (78,268)           (37,428)           (70,488)           (12,747)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        2,075,067            615,899            908,582          1,862,376          5,587,819
  Cost of investments sold                   2,093,955            611,531            880,351          2,186,108          6,619,409
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   (18,888)             4,368             28,231           (323,732)        (1,031,590)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                (18,888)             4,368             28,231           (323,732)        (1,031,590)

Change in unrealized gains (losses)          3,171,058          1,300,943            595,750          1,497,203          1,243,904
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          3,152,170          1,305,311            623,981          1,173,471            212,314
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       3,007,672  $       1,227,043  $         586,553  $       1,102,983  $         199,567
                                     =================  =================  =================  =================  =================

(e) Previously known as LSA Growth Equity

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                LSA Variable Series Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                            LSA                LSA
                                        Diversified          Emerging          LSA Equity        LSA Mid Cap        LSA Value
                                          Mid Cap         Growth Equity      Growth (f) (g)         Value             Equity
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           5,550    $             -    $             -  $          10,478  $         162,171
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (63,179)           (57,470)           (94,239)          (111,151)          (114,701)
  Administrative expense                        (4,647)            (4,306)            (6,694)            (8,611)            (8,513)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (62,276)           (61,776)          (100,933)          (109,284)            38,957
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        1,300,070          3,036,814          1,379,774          2,571,050          2,508,710
  Cost of investments sold                   1,296,771          3,284,921          1,669,026          2,366,088          2,771,195
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                     3,299           (248,107)          (289,252)           204,962           (262,485)

Realized gain distributions                          -                  -                  -            515,691                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                  3,299           (248,107)          (289,252)           720,653           (262,485)

Change in unrealized gains (losses)          1,419,353          1,436,806          1,806,917          2,204,051          2,448,248
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          1,422,652          1,188,699          1,517,665          2,924,704          2,185,763
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       1,360,376  $       1,126,923  $       1,416,732  $       2,815,420  $       2,224,720
                                     =================  =================  =================  =================  =================

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity

(g) Previously known as LSA Focused Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                              MFS Variable Insurance Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                MFS New
                                        MFS Emerging      MFS Investors        Discovery        MFS Research         MFS Total
                                       Growth Series       Trust Series         Series             Series          Return Series
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          34,985  $               -  $          25,271  $         324,105
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (72,999)           (76,907)          (123,888)           (50,920)          (271,982)
  Administrative expense                        (5,339)            (5,724)            (8,864)            (3,846)           (20,454)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (78,338)           (47,646)          (132,752)           (29,495)            31,669
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:

  Proceeds from sales                        1,290,980          2,293,736          1,450,317            969,117          2,757,774
  Cost of investments sold                   2,244,845          2,601,219          1,656,506          1,417,553          2,809,680
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                  (953,865)          (307,483)          (206,189)          (448,436)           (51,906)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)               (953,865)          (307,483)          (206,189)          (448,436)           (51,906)

Change in unrealized gains (losses)          2,348,006          1,459,068          2,831,113          1,281,713          3,048,627
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          1,394,141          1,151,585          2,624,924            833,277          2,996,721
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       1,315,803  $       1,103,939  $       2,492,172  $         803,782  $       3,028,390
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                              Oppenheimer         Panorama
                                                                            Variable Account     Series Fund,    PIMCO Advisors
                                                                             Funds (Service     Inc. (Service       Variable
                                         MFS Variable Insurance Trust        Class ("SC"))      Class ("SC"))    Insurance Trust
                                         (Service Class) Sub-Accounts         Sub-Account        Sub-Account     Sub-Accounts (h)
                                     ------------------------------------  -----------------  -----------------  -----------------
                                          MFS New                             Oppenheimer
                                         Discovery            MFS             Main Street        Oppenheimer
                                          Series        Utilities Series       Small Cap        International
                                      (Service Class)   (Service Class)       Growth (SC)         Growth (SC)    OpCap Equity (i)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          26,688  $               -  $           7,419  $          37,330
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (36,195)           (20,554)          (125,713)           (10,527)           (45,526)
  Administrative expense                        (2,653)            (1,443)            (9,348)              (832)            (3,309)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (38,848)             4,691           (135,061)            (3,940)           (11,505)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                          680,532            593,322          6,309,220            520,561            366,023
  Cost of investments sold                     661,890            550,797          5,924,286            515,297            423,493
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                    18,642             42,525            384,934              5,264            (57,470)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gains (losses)                18,642             42,525            384,934              5,264            (57,470)

Change in unrealized gains (losses)            721,912            388,451          3,160,501            306,778            911,639
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            740,554            430,976          3,545,435            312,042            854,169
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $         701,706  $         435,667  $       3,410,374  $         308,102  $         842,664
                                     =================  =================  =================  =================  =================

(h) Previously known as OCC Accumulation Trust

(i) Previously known as OCC Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                           PIMCO Advisors Variable
                                       Insurance Trust Sub-Accounts (h)          PIMCO Variable Insurance Trust Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                                              PEA
                                           OpCap          Science and                                                 PIMCO
                                       Small Cap (j)     Technology (k)      Foreign Bond        Money Market     Real Return (a)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           2,993  $               -  $         266,300  $         201,026  $           2,283
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (112,256)           (82,356)          (134,462)          (386,715)            (4,975)
  Administrative expense                        (8,555)            (5,687)           (11,190)           (28,079)              (324)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)              (117,818)           (88,043)           120,648           (213,768)            (3,016)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        3,180,149          4,543,605          4,648,198         21,673,795            114,290
  Cost of investments sold                   3,211,232          4,097,649          4,632,615         21,673,795            112,917
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   (31,083)           445,956             15,583                  -              1,373

Realized gain distributions                          -                  -                  -                  -             22,315
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                (31,083)           445,956             15,583                  -             23,688

Change in unrealized gains (losses)          3,085,834          1,804,001           (258,136)                 -              6,097
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          3,054,751          2,249,957           (242,553)                 -             29,785
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       2,936,933  $       2,161,914  $        (121,905) $        (213,768) $          26,769
                                     =================  =================  =================  =================  =================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(h) Previously known as OCC Accumulation Trust

(j) Previously known as OCC Small Cap

(k) Previously known as OCC Science and Technology

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Rydex
                                           PIMCO Variable Insurance                  Putnam Variable              Variable Trust
                                              Trust Sub-Accounts                   Trust Sub-Accounts              Sub-Accounts
                                     ------------------------------------  ------------------------------------  -----------------
                                                           StocksPLUS                         VT International
                                            PIMCO          Growth and                           Growth and
                                        Total Return         Income          VT High Yield         Income            Rydex OTC
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       1,801,045  $         113,796  $         253,971  $          29,080  $               -
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (871,450)           (65,587)           (52,718)           (38,307)           (26,954)
  Administrative expense                       (67,907)            (4,769)            (3,700)            (3,081)            (1,852)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               861,688             43,440            197,553            (12,308)           (28,806)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                       19,841,265          1,726,224            848,862         28,150,211            542,579
  Cost of investments sold                  19,561,287          1,948,378            816,668         27,837,687            520,410
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   279,978           (222,154)            32,194            312,524             22,169

Realized gain distributions                    603,374                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                883,352           (222,154)            32,194            312,524             22,169

Change in unrealized gains (losses)            140,764          1,431,005            557,825            756,599            647,374
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          1,024,116          1,208,851            590,019          1,069,123            669,543
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       1,885,804  $       1,252,291  $         787,572  $       1,056,815  $         640,737
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Salomon Brothers
                                           Rydex        Variable Series
                                       Variable Trust        Funds                       Scudder Variable Insurance
                                        Sub-Accounts      Sub-Account                   Trust (Class B) Sub-Accounts
                                     -----------------  ----------------  -------------------------------------------------------
                                           Rydex                                 EAFE              Equity            Small Cap
                                           Sector                            Equity Index         500 Index            Index
                                        Rotation (a)       All Cap (l)       (Class B) (a)      (Class B) (a)      (Class B) (a)
                                     -----------------  ----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          23,026  $               -  $               -  $               -
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                      (235)          (104,884)              (141)            (4,862)            (1,736)
  Administrative expense                           (15)            (7,494)               (10)              (326)              (118)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                  (250)           (89,352)              (151)            (5,188)            (1,854)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                           42,106          1,771,133             64,120            235,891             61,493
  Cost of investments sold                      40,463          1,996,913             61,841            222,849             58,634
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                     1,643           (225,780)             2,279             13,042              2,859

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                  1,643           (225,780)             2,279             13,042              2,859

Change in unrealized gains (losses)              3,948          2,761,550              3,425             95,292             38,841
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments              5,591          2,535,770              5,704            108,334             41,700
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $           5,341  $       2,446,418  $           5,553  $         103,146  $          39,846
                                     =================  =================  =================  =================  =================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(l) Previously known as Capital

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                Scudder Variable Series I Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                Global           Growth and
                                          Balanced            Bond             Discovery            Income        International
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         439,856  $         899,748  $           3,521  $          30,458  $          27,076
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (233,000)          (275,408)           (62,703)           (39,475)           (38,287)
  Administrative expense                       (22,899)           (24,643)            (4,668)            (3,005)            (2,801)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               183,957            599,697            (63,850)           (12,022)           (14,012)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        4,489,023          9,370,014          1,874,586          1,022,965         13,240,282
  Cost of investments sold                   5,407,158          9,187,081          1,988,928          1,194,935         13,147,807
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                  (918,135)           182,933           (114,342)          (171,970)            92,475

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)               (918,135)           182,933           (114,342)          (171,970)            92,475

Change in unrealized gains (losses)          3,506,506            (21,542)         2,038,681            874,045            731,852
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gains
      (losses) on investments                2,588,371            161,391          1,924,339            702,075            824,327
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       2,772,328  $         761,088  $       1,860,489  $         690,053  $         810,315
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Strong         Strong Variable
                                                                                                 Opportunity         Insurance
                                                                                                Fund II, Inc.       Funds, Inc.
                                              STI Classic Variable Trust Sub-Accounts            Sub-Account        Sub-Account
                                     -------------------------------------------------------  -----------------  -----------------
                                                                                                                      Mid Cap
                                         STI Capital    STI International      STI Value         Opportunity          Growth
                                        Appreciation         Equity           Income Stock         Fund II            Fund II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $             596  $          24,112  $          10,933  $               -
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (19,719)            (1,242)           (22,388)          (190,546)           (89,921)
  Administrative expense                        (1,446)              (103)            (1,611)           (13,872)            (6,675)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net investment income (loss)               (21,165)              (749)               113           (193,485)           (96,596)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                          581,792            170,163            829,239          9,282,692          6,182,652
  Cost of investments sold                     637,486            207,324            931,173         10,058,881          6,771,657
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   (55,694)           (37,161)          (101,934)          (776,189)          (589,005)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                (55,694)           (37,161)          (101,934)          (776,189)          (589,005)

Change in unrealized gains (losses)            312,312             54,256            398,645          5,187,989          2,378,309
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            256,618             17,095            296,711          4,411,800          1,789,304
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $         235,453  $          16,346  $         296,824  $       4,218,315  $       1,692,708
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                T. Rowe Price     The Universal
                                                                                                International     Institutional
                                                                                                 Series, Inc.      Funds, Inc.
                                         T. Rowe Price Equity Series, Inc. Sub-Accounts          Sub-Account       Sub-Accounts
                                     -------------------------------------------------------  -----------------  -----------------
                                           T. Rowe        T. Rowe Price      T. Rowe Price      T. Rowe Price       Van Kampen
                                        Price Equity         Mid-Cap          New America       International        UIF High
                                           Income            Growth            Growth               Stock              Yield
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         353,445    $             -    $             -  $          49,476    $             -
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (268,637)          (238,792)           (30,888)           (45,835)           (48,836)
  Administrative expense                       (19,820)           (17,553)            (2,329)            (3,416)            (3,521)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                64,988           (256,345)           (33,217)               225            (52,357)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        3,903,393          7,094,936          5,132,057         16,836,290          1,228,281
  Cost of investments sold                   4,312,719          7,079,298          5,508,613         16,967,521          1,288,864
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                  (409,326)            15,638           (376,556)          (131,231)           (60,583)

Realized gain distributions                          -                  -                  -              3,806                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)               (409,326)            15,638           (376,556)          (127,425)           (60,583)

Change in unrealized gains (losses)          4,886,629          5,867,898            941,472            955,130            831,158
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          4,477,303          5,883,536            564,916            827,705            770,575
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       4,542,291  $       5,627,191  $         531,699  $         827,930  $         718,218
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------

                                                                             The Universal
                                                                             Institutional       Van Kampen
                                                                              Funds, Inc.      Life Investment
                                         The Universal Institutional           (Class II)      Trust (Class II)
                                           Funds, Inc. Sub-Accounts           Sub-Account         Sub-Account
                                     ------------------------------------  -----------------  -----------------
                                                                               Van Kampen
                                        Van Kampen         Van Kampen           UIF U.S.         LIT Growth
                                        UIF Mid Cap        UIF Mid Cap        Real Estate        and Income
                                         Core (m)            Growth          (Class II) (a)      (Class II)
                                     -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -  $               -  $          44,430
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (65,114)           (50,119)            (2,227)          (127,774)
  Administrative expense                        (4,751)            (3,663)              (142)            (9,380)
                                     -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)              (69,865)           (53,782)            (2,369)           (92,724)
                                     -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                          789,570            503,004             80,693          1,468,092
  Cost of investments sold                     953,149            743,555             76,331          1,451,238
                                     -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on
      fund shares                            (163,579)          (240,551)             4,362             16,854

Realized gain distributions                          -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)              (163,579)          (240,551)             4,362             16,854

Change in unrealized gains (losses)          1,863,150          1,497,635             40,277          2,613,760
                                     -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments         1,699,571          1,257,084             44,639          2,630,614
                                     -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       1,629,706  $       1,203,302  $          42,270  $       2,537,890
                                     =================  =================  =================  =================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(m) Previously known as Van Kampen UIF Mid Cap Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable Insurance
                                           Funds Sub-Account                      The Alger American Fund Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------
                                              AIM V.I. Dent
                                              Demographics                       Growth                      Income & Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (15,582)  $      (6,517)  $    (248,591)  $    (283,017)  $    (242,194)  $    (191,793)
Net realized gains (losses)                   3,444         (22,604)     (3,317,291)     (5,515,976)     (3,698,895)     (4,511,875)
Change in unrealized gains (losses)         309,524        (144,254)      8,691,282      (3,176,884)      9,464,821      (6,047,512)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           297,386        (173,375)      5,125,400      (8,975,877)      5,523,732     (10,751,180)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    191,779         571,142       3,099,612       1,890,105       2,228,655       3,198,642
Benefit payments                                  -          (1,034)       (171,981)       (242,980)       (239,997)       (339,842)
Payments on termination                     (77,412)        (45,066)     (1,842,819)     (1,609,906)     (2,032,068)     (2,657,651)
Loans - net                                       -               -            (880)           (833)           (618)           (469)
Contract administration charges                   -               -         (14,685)        (16,502)        (13,343)        (13,828)
Transfers among the sub-accounts
  and with the Fixed Account - net          176,289         224,251       1,513,150      (3,755,895)        450,642      (1,739,909)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                290,656         749,293       2,582,397      (3,736,011)        393,271      (1,553,057)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           588,042         575,918       7,707,797     (12,711,888)      5,917,003     (12,304,237)

NET ASSETS AT BEGINNING OF PERIOD           679,033         103,115      15,292,744      28,004,632      20,203,747      32,507,984
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   1,267,075   $     679,033   $  23,000,541   $  15,292,744   $  26,120,750   $  20,203,747
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               104,196          10,554       2,014,754       2,404,567       2,331,350       2,449,570
    Units issued                             72,767         111,062       1,165,834         561,592       1,432,715         910,160
    Units redeemed                          (33,266)        (17,420)       (764,339)       (951,405)     (1,316,716)     (1,028,380)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        143,697         104,196       2,416,249       2,014,754       2,447,349       2,331,350
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   The Alger American Fund Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                            Leveraged AllCap                  MidCap Growth               Small Capitalization
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (225,177)  $    (238,682)  $    (300,759)  $    (269,230)  $    (129,415)  $    (121,542)
Net realized gains (losses)              (3,278,270)     (5,674,300)     (1,802,633)     (5,197,213)       (326,475)     (4,669,393)
Change in unrealized gains (losses)       7,891,350      (1,499,383)      9,799,004      (1,734,845)      3,524,657       1,635,108
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         4,387,903      (7,412,365)      7,695,612      (7,201,288)      3,068,767      (3,155,827)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,807,140       2,502,275       6,471,725       3,438,544       1,725,892       1,364,489
Benefit payments                           (120,801)       (220,709)       (174,807)       (154,740)        (85,688)        (40,866)
Payments on termination                  (1,108,899)     (1,627,358)     (1,934,104)     (2,113,570)       (930,321)       (751,557)
Loans - net                                    (726)         (1,074)           (572)           (614)           (610)           (488)
Contract administration charges             (17,860)        (18,808)        (15,896)        (14,094)         (6,865)         (5,799)
Transfers among the sub-accounts
  and with the Fixed Account - net         (534,738)     (1,780,650)      4,292,166      (2,669,922)      2,403,586         333,893
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,024,116      (1,146,324)      8,638,512      (1,514,396)      3,105,994         899,672
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         5,412,019      (8,558,689)     16,334,124      (8,715,684)      6,174,761      (2,256,155)

NET ASSETS AT BEGINNING OF PERIOD        12,636,784      21,195,473      15,074,032      23,789,716       6,749,964       9,006,119
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  18,048,803   $  12,636,784   $  31,408,156   $  15,074,032   $  12,924,725   $   6,749,964
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,543,268       1,582,873       1,574,822       1,617,721       1,232,096       1,183,888
    Units issued                          3,830,562         958,285       1,931,479       1,085,753       2,312,877       3,131,084
    Units redeemed                       (3,523,826)       (997,890)     (1,022,559)     (1,128,652)     (1,805,758)     (3,082,876)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,850,004       1,543,268       2,483,742       1,574,822       1,739,215       1,232,096
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                        The Alger
                                      American Fund
                                       (Series - S)
                                       Sub-Account                   Federated Insurance Series Sub-Accounts
                                      -------------   -------------------------------------------------------------
                                          Growth            Federated Capital            Federated Fund for U.S.
                                       (Series - S)         Income Fund II (b)          Government Securities II
                                      -------------   -----------------------------   -----------------------------
                                         2003 (a)         2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (4,390)  $     419,295   $     485,340   $   2,073,988   $   1,264,261
Net realized gains (losses)                   5,604      (1,561,979)     (2,467,108)      1,179,799         939,675
Change in unrealized gains (losses)          92,255       2,567,228      (1,416,952)     (2,537,562)      2,540,523
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            93,469       1,424,544      (3,398,720)        716,225       4,744,459
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,037,551         810,020         720,100      10,370,941      10,365,140
Benefit payments                                  -        (120,094)       (195,764)       (893,269)       (927,434)
Payments on termination                      (3,664)     (1,190,561)     (1,288,115)    (11,492,745)    (11,424,835)
Loans - net                                       -             (46)            (38)         (1,302)           (961)
Contract administration charges                  (7)         (5,516)         (6,235)        (32,763)        (26,772)
Transfers among the sub-accounts
  and with the Fixed Account - net          571,926        (515,413)     (1,567,363)    (24,064,531)     22,022,181
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,605,806      (1,021,610)     (2,337,415)    (26,113,669)     20,007,319
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,699,275         402,934      (5,736,135)    (25,397,444)     24,751,778

NET ASSETS AT BEGINNING OF PERIOD                 -       8,709,685      14,445,820      82,676,447      57,924,669
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   1,699,275   $   9,112,619   $   8,709,685   $  57,279,003   $  82,676,447
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -       1,106,859       1,363,383       6,221,063       4,587,482
    Units issued                            146,787         326,061         365,860       3,407,575       6,387,390
    Units redeemed                           (9,173)       (424,844)       (622,384)     (5,295,985)     (4,753,809)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        137,614       1,008,076       1,106,859       4,332,653       6,221,063
                                      =============   =============   =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(b) Previously known as Federated Utility Fund II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                           Federated Insurance
                                           Series Sub-Accounts           Fidelity Variable Insurance Products Fund Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------
                                          Federated High Income
                                              Bond Fund II                  VIP Asset Manager                VIP Contrafund
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $   1,261,834   $   1,968,778   $     371,784   $     487,866   $    (527,697)  $    (290,869)
Net realized gains (losses)                 (57,831)     (2,652,288)       (714,040)     (1,280,329)     (1,264,220)     (3,290,820)
Change in unrealized gains (losses)       3,176,305         806,114       2,795,647      (1,262,094)     15,073,858      (2,401,825)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         4,380,308         122,604       2,453,391      (2,054,557)     13,281,941      (5,983,514)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  6,267,206       2,827,568       1,907,051       1,370,615       9,891,095       5,018,832
Benefit payments                           (317,005)       (237,112)       (201,865)       (449,152)       (337,804)       (536,649)
Payments on termination                  (5,514,988)     (3,826,773)     (2,866,019)     (2,991,878)     (5,640,364)     (5,172,245)
Loans - net                                    (409)           (483)           (458)           (376)         (1,595)         (2,279)
Contract administration charges             (10,092)         (7,129)         (9,694)         (9,868)        (36,767)        (34,400)
Transfers among the sub-accounts
  and with the Fixed Account - net        5,694,502      (2,752,711)        836,678        (108,322)      4,577,725         564,394
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              6,119,214      (3,996,640)       (334,307)     (2,188,981)      8,452,290        (162,347)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        10,499,522      (3,874,036)      2,119,084      (4,243,538)     21,734,231      (6,145,861)

NET ASSETS AT BEGINNING OF PERIOD        17,044,114      20,918,150      16,043,904      20,287,442      47,439,104      53,584,965
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  27,543,636   $  17,044,114   $  18,162,988   $  16,043,904   $  69,173,335   $  47,439,104
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,595,207       1,971,187       1,364,536       1,494,640       4,103,417       3,931,211
    Units issued                          6,150,563       4,819,243         413,661         353,778       2,041,686       1,826,874
    Units redeemed                       (5,467,314)     (5,195,223)       (400,427)       (483,882)     (1,023,350)     (1,654,668)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      2,278,456       1,595,207       1,377,770       1,364,536       5,121,753       4,103,417
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Fidelity Variable Insurance Products Fund Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                            VIP Equity-Income                  VIP Growth                     VIP Index 500
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     265,059   $     296,358   $    (486,356)  $    (637,326)  $      (1,726)  $     (16,965)
Net realized gains (losses)              (2,482,111)     (2,483,202)     (6,675,648)    (10,483,715)     (3,979,967)     (6,404,674)
Change in unrealized gains (losses)      18,318,761     (13,622,314)     18,801,966     (11,220,742)     17,284,931      (9,953,047)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                        16,101,709     (15,809,158)     11,639,962     (22,341,783)     13,303,238     (16,374,686)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  5,197,937       4,154,170       5,118,961       3,766,394      12,264,539       6,598,403
Benefit payments                           (728,590)       (674,911)       (410,600)       (577,533)       (606,650)       (316,973)
Payments on termination                  (8,526,193)    (10,060,423)     (6,348,265)     (8,464,150)     (5,832,369)     (6,538,972)
Loans - net                                  (2,496)         (3,061)         (1,875)         (2,175)         (1,475)         (1,415)
Contract administration charges             (39,474)        (41,887)        (39,921)        (44,834)        (37,851)        (36,993)
Transfers among the sub-accounts
  and with the Fixed Account - net        4,454,946      (1,533,332)        425,365      (5,454,790)        476,081      (2,897,392)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                356,130      (8,159,444)     (1,256,335)    (10,777,088)      6,262,275      (3,193,342)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        16,457,839     (23,968,602)     10,383,627     (33,118,871)     19,565,513     (19,568,028)

NET ASSETS AT BEGINNING OF PERIOD        60,366,109      84,334,711      42,976,103      76,094,974      49,088,225      68,656,253
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  76,823,948   $  60,366,109   $  53,359,730   $  42,976,103   $  68,653,738   $  49,088,225
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             4,571,333       5,013,601       3,992,254       4,539,916       6,156,362       6,553,949
    Units issued                          1,721,392       2,855,585       1,727,224       1,503,765       4,755,218       2,873,324
    Units redeemed                       (1,535,385)     (3,297,853)     (1,510,559)     (2,051,427)     (3,857,383)     (3,270,911)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      4,757,340       4,571,333       4,208,919       3,992,254       7,054,197       6,156,362
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Fidelity Variable
                                                                                                        Insurance Products Fund
                                         Fidelity Variable Insurance Products Fund Sub-Accounts      (Service Class 2) Sub-Accounts
                                      -------------------------------------------------------------  ------------------------------
                                                                                                              VIP Equity-
                                             VIP Money Market                 VIP Overseas              Income (Service Class 2)
                                      -----------------------------   -----------------------------  ------------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (334,463)  $     350,360   $     (65,577)  $     (91,440)  $      (7,297)  $     (21,052)
Net realized gains (losses)                       -               -        (631,187)     (3,537,215)        (17,620)        (42,108)
Change in unrealized gains (losses)               -               -       4,518,606       1,243,466       1,246,563        (246,105)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                          (334,463)        350,360       3,821,842      (2,385,189)      1,221,646        (309,265)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 32,742,496      61,866,534       1,897,106       1,021,477       1,295,915       2,022,399
Benefit payments                           (691,179)     (1,724,688)        (71,395)       (142,803)        (67,481)              -
Payments on termination                 (63,270,252)    (98,419,372)     (1,617,479)     (1,614,566)       (409,976)        (56,061)
Loans - net                                  (2,833)         (2,385)           (366)           (414)            (36)            (12)
Contract administration charges             (39,726)        (32,495)         (6,872)         (7,275)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net       (8,920,075)     37,832,576       1,522,141      (1,647,400)      1,520,824       1,454,517
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions            (40,181,569)       (479,830)      1,723,135      (2,390,981)      2,339,246       3,420,843
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS       (40,516,032)       (129,470)      5,544,977      (4,776,170)      3,560,892       3,111,578

NET ASSETS AT BEGINNING OF PERIOD       106,869,738     106,999,208       9,229,671      14,005,841       3,264,151         152,573
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  66,353,706   $ 106,869,738   $  14,774,648   $   9,229,671   $   6,825,043   $   3,264,151
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             8,987,743       8,979,667       1,097,589       1,271,389         415,756          15,849
    Units issued                         26,017,056      94,914,991       3,765,754      15,811,296         483,592         466,327
    Units redeemed                      (29,306,326)    (94,906,915)     (3,508,793)    (15,985,096)       (220,495)        (66,420)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      5,698,473       8,987,743       1,354,550       1,097,589         678,853         415,756
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                        Fidelity Variable Insurance Products Fund (Service Class 2) Sub Accounts
                                      -----------------------------------------------------------------------------
                                        VIP Growth
                                         (Service       VIP Investment Grade Bond              VIP Overseas
                                         Class 2)           (Service Class 2)               (Service Class 2)
                                      -------------   -----------------------------   -----------------------------
                                         2003 (a)         2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (10,708)  $     135,182   $     (21,089)  $      (8,436)  $      (1,959)
Net realized gains (losses)                   4,511         170,977           8,766           1,344          42,995
Change in unrealized gains (losses)         207,500         129,232         332,323         301,428         (31,367)
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           201,303         435,391         320,000         294,336           9,669
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,866,175       6,677,745       3,502,631         563,766         176,578
Benefit payments                                  -         (21,228)           (228)              -               -
Payments on termination                     (27,063)     (1,237,386)       (207,132)        (31,633)         (8,401)
Loans - net                                       -              (6)              -               -               -
Contract administration charges                 (29)         (1,342)            (68)            (41)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,744,691       4,999,179       3,630,175         763,629          41,057
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              3,583,774      10,416,962       6,925,378       1,295,721         209,234
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         3,785,077      10,852,353       7,245,378       1,590,057         218,903

NET ASSETS AT BEGINNING OF PERIOD                 -       7,601,195         355,817         221,567           2,664
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   3,785,077   $  18,453,548   $   7,601,195   $   1,811,624   $     221,567
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -         698,089          35,091          29,830             285
    Units issued                            311,470       1,563,610         811,829         154,307         247,118
    Units redeemed                           (7,430)       (614,852)       (148,831)        (11,972)       (217,573)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        304,040       1,646,847         698,089         172,165          29,830
                                      =============   =============   =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              J. P. Morgan
                                           Goldman Sachs Variable Insurance Trust Sub-Accounts         Series Trust II Sub-Account
                                      -------------------------------------------------------------   -----------------------------
                                        VIT CORE Small Cap Equity       VIT International Equity              Small Company
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (29,564)  $     (22,889)  $      83,775   $      (9,224)  $     (43,275)  $     (32,315)
Net realized gains (losses)                 120,823         (29,754)       (224,433)       (251,066)       (235,158)        (65,034)
Change in unrealized gains (losses)         936,675        (376,668)        996,367        (321,015)      1,164,204        (594,503)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,027,934        (429,311)        855,709        (581,305)        885,771        (691,852)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    812,949         784,672         651,952         431,729         562,883         861,221
Benefit payments                             (3,306)         (6,012)        (18,005)        (13,379)        (34,380)              -
Payments on termination                    (860,068)       (162,202)       (330,382)       (137,648)       (562,320)       (112,748)
Loans - net                                       -               -             (93)           (116)            (14)            (18)
Contract administration charges                (952)           (603)         (1,028)           (843)         (1,263)           (637)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,724,171        (107,313)        107,543         (66,337)        492,552         330,765
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,672,794         508,542         409,987         213,406         457,458       1,078,583
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,700,728          79,231       1,265,696        (367,899)      1,343,229         386,731

NET ASSETS AT BEGINNING OF PERIOD         1,969,443       1,890,212       2,395,161       2,763,060       2,678,460       2,291,729
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   4,670,171   $   1,969,443   $   3,660,857   $   2,395,161   $   4,021,689   $   2,678,460
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               186,654         150,074         369,509         343,137         312,621         206,555
    Units issued                            207,544         115,262         145,294         121,400         136,610         137,587
    Units redeemed                          (86,498)        (78,682)        (91,800)        (95,028)        (98,798)        (31,521)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        307,700         186,654         423,003         369,509         350,433         312,621
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                     Janus Aspen Series Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                Balanced                     Flexible Income                     Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     598,868   $     844,427   $   1,048,971   $     865,615   $    (644,553)  $    (931,442)
Net realized gains (losses)              (1,190,886)     (1,607,093)        640,511         101,507      (7,327,585)    (13,243,877)
Change in unrealized gains (losses)       9,381,556      (6,232,390)       (201,378)      1,099,337      20,973,604      (7,904,847)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         8,789,538      (6,995,056)      1,488,104       2,066,459      13,001,466     (22,080,166)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  6,075,698       8,221,354       7,285,402       3,987,906       2,749,973       4,400,388
Benefit payments                           (974,115)     (1,181,424)       (104,892)       (378,912)       (457,270)       (908,613)
Payments on termination                  (8,209,483)     (8,598,485)     (6,110,326)     (3,489,222)     (6,120,290)     (8,884,826)
Loans - net                                  (1,236)         (1,261)           (297)           (275)         (1,917)         (2,938)
Contract administration charges             (49,118)        (47,698)        (12,957)         (7,874)        (44,468)        (52,019)
Transfers among the sub-accounts
  and with the Fixed Account - net       (5,193,095)     (4,992,057)     (3,007,507)      6,576,099      (4,629,929)    (12,030,033)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (8,351,349)     (6,599,571)     (1,950,577)      6,687,722      (8,503,901)    (17,478,041)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           438,189     (13,594,627)       (462,473)      8,754,181       4,497,565     (39,558,207)

NET ASSETS AT BEGINNING OF PERIOD        75,388,059      88,982,686      30,197,805      21,443,624      47,542,855      87,101,062
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  75,826,248   $  75,388,059   $  29,735,332   $  30,197,805   $  52,040,420   $  47,542,855
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             5,210,802       5,446,605       2,107,551       1,579,900       4,763,012       6,102,612
    Units issued                          1,600,413       1,754,350       1,732,945       1,641,881       1,112,673       1,430,537
    Units redeemed                       (1,889,160)     (1,990,153)     (1,759,244)     (1,114,230)     (1,689,479)     (2,770,137)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      4,922,055       5,210,802       2,081,252       2,107,551       4,186,206       4,763,012
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Janus Aspen Series
                                                     Janus Aspen Series Sub-Accounts                  (Service Shares) Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                                                                           International Value
                                           Mid Cap Growth (c)               Worldwide Growth               (Service Shares) (d)
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (380,809)  $    (471,719)  $    (171,970)  $    (451,599)  $     (25,109)  $      (9,538)
Net realized gains (losses)              (6,380,851)    (18,862,333)     (6,530,827)    (14,615,784)         53,953        (145,720)
Change in unrealized gains (losses)      14,402,344       6,544,032      18,007,046     (11,121,490)        871,855        (218,218)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         7,640,684     (12,790,020)     11,304,249     (26,188,873)        900,699        (373,476)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,486,182       2,098,414       3,305,796       3,729,542       1,198,889         728,257
Benefit payments                           (195,996)       (324,837)       (493,529)       (794,084)              -         (16,696)
Payments on termination                  (2,942,439)     (4,552,017)     (7,607,728)     (9,894,257)       (213,751)       (132,036)
Loans - net                                  (1,116)         (1,578)         (2,512)         (4,158)              -              (8)
Contract administration charges             (34,828)        (39,459)        (48,943)        (60,926)         (1,100)           (745)
Transfers among the sub-accounts
  and with the Fixed Account - net       (2,563,600)     (6,535,766)     (7,633,409)    (13,772,241)       (455,551)      2,235,093
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (3,251,797)     (9,355,243)    (12,480,325)    (20,796,124)        528,487       2,813,865
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         4,388,887     (22,145,263)     (1,176,076)    (46,984,997)      1,429,186       2,440,389

NET ASSETS AT BEGINNING OF PERIOD        25,068,885      47,214,148      60,043,348     107,028,345       2,448,252           7,863
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  29,457,772   $  25,068,885   $  58,867,272   $  60,043,348   $   3,877,438   $   2,448,252
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             2,706,488       3,416,664       5,370,097       6,817,127         309,314             735
    Units issued                          1,255,854       2,464,683       2,128,671       8,055,592       1,145,158         645,858
    Units redeemed                       (1,411,282)     (3,174,859)     (2,970,758)     (9,502,622)     (1,089,065)       (337,279)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      2,551,060       2,706,488       4,528,010       5,370,097         365,407         309,314
                                      =============   =============   =============   =============   =============   =============

(c) Previously known as Aggressive Growth

(d) Previously known as Global Value (Service Shares)

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                           Janus Aspen Series
                                      (Service Shares) Sub-Accounts            Lazard Retirement Series, Inc. Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------
                                                Worldwide
                                         Growth (Service Shares)             Emerging Markets             International Equity
                                      ------------------------------  -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (12,506)  $      (6,383)  $     (24,102)  $      (9,307)  $     (17,151)  $     (21,754)
Net realized gains (losses)                 (45,220)        (21,873)        (30,300)        (38,871)       (144,852)       (118,454)
Change in unrealized gains (losses)         493,845        (246,414)        823,393         (14,074)        520,968         (72,765)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           436,119        (274,670)        768,991         (62,252)        358,965        (212,973)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    617,538       1,338,519         759,900         409,266         281,345         392,755
Benefit payments                             (9,848)              -          (3,416)         (2,709)         (9,765)         (5,446)
Payments on termination                     (63,675)        (20,052)       (243,216)        (85,572)       (258,262)       (119,275)
Loans - net                                      (7)              -               -               -               -               -
Contract administration charges                (289)             (1)           (748)           (579)           (699)           (613)
Transfers among the sub-accounts
  and with the Fixed Account - net           74,243         194,183         556,530         234,251           2,204          78,421
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                617,962       1,512,649       1,069,050         554,657          14,823         345,842
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,054,081       1,237,979       1,838,041         492,405         373,788         132,869

NET ASSETS AT BEGINNING OF PERIOD         1,571,507         333,528       1,236,556         744,151       1,556,907       1,424,038
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,625,588   $   1,571,507   $   3,074,597   $   1,236,556   $   1,930,695   $   1,556,907
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               220,218          34,647         143,210          84,605         236,105         190,084
    Units issued                            172,618         260,781         155,465         135,567          86,531         120,704
    Units redeemed                          (96,554)        (75,210)        (64,489)        (76,962)        (91,387)        (74,683)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        296,282         220,218         234,186         143,210         231,249         236,105
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 LSA Variable Series Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                          LSA Aggressive Growth               LSA Balanced                   LSA Basic Value
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (17,255)  $      (4,453)  $      24,866   $     (24,355)  $    (144,498)  $     (42,043)
Net realized gains (losses)                   3,936         (16,929)       (109,717)       (307,759)        (18,888)       (238,649)
Change in unrealized gains (losses)         357,366         (83,844)      3,486,198      (1,060,899)      3,171,058        (589,976)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           344,047        (105,226)      3,401,347      (1,393,013)      3,007,672        (870,668)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    959,313         277,314       5,654,776       3,818,309       6,089,388       3,040,545
Benefit payments                             (7,088)              -         (56,000)        (34,592)        (31,646)         (7,307)
Payments on termination                     (70,943)        (21,768)       (916,173)       (500,399)       (501,775)        (97,211)
Loans - net                                     (32)              -            (284)           (167)              -             (46)
Contract administration charges                 (49)              -          (4,324)         (1,825)         (1,919)           (351)
Transfers among the sub-accounts
  and with the Fixed Account - net          562,791         152,926       3,967,672       2,438,681       3,896,915       2,810,107
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,443,992         408,472       8,645,667       5,720,007       9,450,963       5,745,737
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,788,039         303,246      12,047,014       4,326,994      12,458,635       4,875,069

NET ASSETS AT BEGINNING OF PERIOD           491,240         187,994       9,209,056       4,882,062       5,295,957         420,888
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,279,279   $     491,240   $  21,256,070   $   9,209,056   $  17,754,592   $   5,295,957
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                75,180          20,000       1,061,536         438,223         706,572          43,870
    Units issued                            190,588         120,845       1,317,923         939,935       1,491,111         950,433
    Units redeemed                          (19,848)        (65,665)       (448,566)       (316,622)       (408,909)       (287,731)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        245,920          75,180       1,930,893       1,061,536       1,788,774         706,572
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 LSA Variable Series Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                              LSA Blue Chip             LSA Capital Appreciation         LSA Capital Growth (e)
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (78,268)  $     (23,159)  $     (37,428)  $      (8,313)  $     (70,488)  $     (60,391)
Net realized gains (losses)                   4,368         (31,730)         28,231         (34,110)       (323,732)       (436,374)
Change in unrealized gains (losses)       1,300,943        (398,541)        595,750        (133,699)      1,497,203        (770,648)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,227,043        (453,430)        586,553        (176,122)      1,102,983      (1,267,413)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,332,790       1,643,922       1,546,795         761,983       1,507,332       1,722,424
Benefit payments                            (32,010)              -          (8,068)              -         (87,635)        (45,190)
Payments on termination                    (289,860)        (81,609)       (178,595)        (23,005)       (449,966)       (408,465)
Loans - net                                     (19)             (5)            (16)             (9)            (12)            (15)
Contract administration charges                (365)            (15)            (83)             (8)         (1,607)         (1,180)
Transfers among the sub-accounts
  and with the Fixed Account - net        2,761,608       1,373,683         958,938         442,688         149,885         690,163
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              5,772,144       2,935,976       2,318,971       1,181,649       1,117,997       1,957,737
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         6,999,187       2,482,546       2,905,524       1,005,527       2,220,980         690,324

NET ASSETS AT BEGINNING OF PERIOD         2,687,200         204,654       1,094,640          89,113       4,599,369       3,909,045
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   9,686,387   $   2,687,200   $   4,000,164   $   1,094,640   $   6,820,349   $   4,599,369
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               373,029          20,990         152,518           8,891         657,095         419,197
    Units issued                            799,213         404,317         395,166         169,379         429,539         493,443
    Units redeemed                         (116,942)        (52,278)       (124,934)        (25,752)       (287,281)       (255,545)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,055,300         373,029         422,750         152,518         799,353         657,095
                                      =============   =============   =============   =============   =============   =============

(e) Previously known as LSA Growth Equity

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 LSA Variable Series Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                         LSA Disciplined Equity          LSA Diversified Mid Cap       LSA Emerging Growth Equity
                                      -----------------------------   -----------------------------   -----------------------------
                                        2003 (f)          2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (12,747)  $     (30,967)  $     (62,276)  $     (20,299)  $     (61,776)  $     (28,909)
Net realized gains (losses)              (1,031,590)       (242,706)          3,299         (50,861)       (248,107)       (398,878)
Change in unrealized gains (losses)       1,243,904        (803,073)      1,419,353        (319,449)      1,436,806        (727,420)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           199,567      (1,076,746)      1,360,376        (390,609)      1,126,923      (1,155,207)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    372,312       2,120,590       3,207,152       1,991,389       1,057,647         463,164
Benefit payments                            (14,869)        (36,451)              -            (728)         (3,462)         (4,471)
Payments on termination                     (85,232)       (180,423)       (393,002)        (66,466)       (405,510)       (135,227)
Loans - net                                     (19)            (13)            (31)             (7)           (139)           (149)
Contract administration charges                (340)           (929)           (525)            (74)         (2,427)           (851)
Transfers among the sub-accounts
  and with the Fixed Account - net       (4,828,369)        679,433       1,842,835       1,026,924       6,747,729         286,380
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (4,556,517)      2,582,207       4,656,429       2,951,038       7,393,838         608,846
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (4,356,950)      1,505,461       6,016,805       2,560,429       8,520,761        (546,361)

NET ASSETS AT BEGINNING OF PERIOD         4,356,950       2,851,489       2,797,278         236,849       1,848,027       2,394,388
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD            $          -   $   4,356,950   $   8,814,083   $   2,797,278   $  10,368,788   $   1,848,027
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               653,319         324,621         354,346          23,710         322,613         245,862
    Units issued                            190,231         478,519         688,155         429,920       1,346,283         220,773
    Units redeemed                         (843,550)       (149,821)       (184,874)        (99,284)       (549,697)       (144,022)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period              -         653,319         857,627         354,346       1,119,199         322,613
                                      =============   =============   =============   =============   =============   =============

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 LSA Variable Series Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                          LSA Equity Growth (g)             LSA Mid Cap Value               LSA Value Equity
                                      -----------------------------   -----------------------------   -----------------------------
                                        2003 (f)          2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (100,933)  $     (39,557)  $    (109,284)  $     (23,624)  $      38,957   $     (80,249)
Net realized gains (losses)                (289,252)       (369,755)        720,653        (106,849)       (262,485)       (275,949)
Change in unrealized gains (losses)       1,806,917        (617,844)      2,204,051        (164,916)      2,448,248      (1,157,467)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,416,732      (1,027,156)      2,815,420        (295,389)      2,224,720      (1,513,665)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,225,900         930,193       3,969,204       1,808,590       3,054,767       2,228,882
Benefit payments                            (22,329)        (14,101)        (14,422)        (37,085)        (45,679)         (5,128)
Payments on termination                    (683,564)       (167,367)       (624,044)       (120,277)       (557,403)       (372,137)
Loans - net                                    (183)           (165)           (145)            (24)            (36)            (21)
Contract administration charges              (1,617)           (558)         (2,283)           (638)         (2,229)         (1,558)
Transfers among the sub-accounts
  and with the Fixed Account - net        5,588,909        (251,544)      2,568,857       3,875,327       1,236,772       1,815,354
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              6,107,116         496,458       5,897,167       5,525,893       3,686,192       3,665,392
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         7,523,848        (530,698)      8,712,587       5,230,504       5,910,912       2,151,727

NET ASSETS AT BEGINNING OF PERIOD         2,511,616       3,042,314       5,354,192         123,688       6,520,490       4,368,763
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  10,035,464   $   2,511,616   $  14,066,779   $   5,354,192   $  12,431,402   $   6,520,490
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               393,625         336,022         605,189          11,604         745,503         372,934
    Units issued                          1,102,495         175,936         942,277         852,045         716,126         554,495
    Units redeemed                         (218,811)       (118,333)       (386,099)       (258,460)       (323,043)       (181,926)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,277,309         393,625       1,161,367         605,189       1,138,586         745,503
                                      =============   =============   =============   =============   =============   =============

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity

(g) Previously known as LSA Focused Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                MFS Variable Insurance Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                       MFS Emerging Growth Series      MFS Investors Trust Series       MFS New Discovery Series
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (78,338)  $     (91,590)  $     (47,646)  $     (48,155)  $    (132,752)  $    (123,231)
Net realized gains (losses)                (953,865)     (2,039,063)       (307,483)       (535,341)       (206,189)     (1,792,622)
Change in unrealized gains (losses)       2,348,006        (801,659)      1,459,068        (891,804)      2,831,113      (1,865,599)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,315,803      (2,932,312)      1,103,939      (1,475,300)      2,492,172      (3,781,452)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    968,522         733,586       1,056,774         661,549       3,349,317       2,144,130
Benefit payments                            (69,922)        (61,483)       (140,205)       (192,622)        (41,134)       (121,808)
Payments on termination                    (351,408)       (437,932)       (451,101)       (436,429)       (616,238)       (669,346)
Loans - net                                     (76)            (87)             (4)              -             (58)           (135)
Contract administration charges              (5,924)         (5,872)         (3,523)         (3,439)         (5,796)         (5,322)
Transfers among the sub-accounts
  and with the Fixed Account - net          218,386      (1,086,843)         76,123         (45,467)        537,514         308,143
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                759,578        (858,631)        538,064         (16,408)      3,223,605       1,655,662
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,075,381      (3,790,943)      1,642,003      (1,491,708)      5,715,777      (2,125,790)

NET ASSETS AT BEGINNING OF PERIOD         4,610,542       8,401,485       4,924,483       6,416,191       6,737,270       8,863,060
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   6,685,923   $   4,610,542   $   6,566,486   $   4,924,483   $  12,453,047   $   6,737,270
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               741,670         851,967         668,510         671,851         699,891         572,962
    Units issued                            363,970         211,785         456,434         233,265         653,994       1,130,671
    Units redeemed                         (203,622)       (322,082)       (369,286)       (236,606)       (227,280)     (1,003,742)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        902,018         741,670         755,658         668,510       1,126,605         699,891
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       MFS Variable Insurance Trust
                                                MFS Variable Insurance Trust Sub-Accounts              (Service Class) Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                                                                           MFS New Discovery
                                           MFS Research Series           MFS Total Return Series         Series (Service Class)
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (29,495)  $     (49,731)  $      31,669   $      45,706   $     (38,848)  $     (13,307)
Net realized gains (losses)                (448,436)       (607,755)        (51,906)       (252,951)         18,642         (29,736)
Change in unrealized gains (losses)       1,281,713        (684,906)      3,048,627      (1,114,473)        721,912        (266,640)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           803,782      (1,342,392)      3,028,390      (1,321,718)        701,706        (309,683)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    328,441         385,894       4,634,911       4,937,857       1,112,555       1,029,128
Benefit payments                            (95,386)        (13,398)       (323,234)        (83,621)        (15,270)           (788)
Payments on termination                    (217,642)       (190,419)     (1,945,037)     (1,209,594)       (171,479)        (40,267)
Loans - net                                     (16)            (14)            (16)             (9)             (8)              -
Contract administration charges              (2,462)         (2,565)        (10,524)         (7,108)           (240)            (44)
Transfers among the sub-accounts
  and with the Fixed Account - net         (110,639)       (424,894)      6,273,176       2,017,891         917,381         717,145
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                (97,704)       (245,396)      8,629,276       5,655,416       1,842,939       1,705,174
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           706,078      (1,587,788)     11,657,666       4,333,698       2,544,645       1,395,491

NET ASSETS AT BEGINNING OF PERIOD         3,589,682       5,177,470      16,502,433      12,168,735       1,592,876         197,385
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   4,295,760   $   3,589,682   $  28,160,099   $  16,502,433   $   4,137,521   $   1,592,876
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               503,749         535,639       1,474,824       1,003,996         225,737          19,088
    Units issued                            154,253         130,439       1,150,875       1,260,822         312,842         230,672
    Units redeemed                         (160,860)       (162,329)       (418,232)       (789,994)        (99,137)        (24,023)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        497,142         503,749       2,207,467       1,474,824         439,442         225,737
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Oppenheimer Variable Account           Panorama Series
                                      MFS Variable Insurance Trust        Funds (Service Class             Fund, Inc. (Service
                                      (Service Class) Sub-Accounts        ("SC")) Sub-Account           Class ("SC")) Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------
                                             MFS Utilities               Oppenheimer Main Street               Oppenheimer
                                         Series (Service Class)           Small Cap Growth (SC)         International Growth (SC)
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       4,691   $      (1,428)  $    (135,061)  $     (27,343)  $      (3,940)  $      (4,913)
Net realized gains (losses)                  42,525         (34,430)        384,934        (114,870)          5,264          79,143
Change in unrealized gains (losses)         388,451         (27,432)      3,160,501        (330,800)        306,778        (104,385)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           435,667         (63,290)      3,410,374        (473,013)        308,102         (30,155)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    760,491         325,289       5,210,005       2,303,174         183,943         345,041
Benefit payments                             (1,393)              -         (35,310)         (7,325)        (10,429)              -
Payments on termination                    (111,241)        (54,601)     (1,058,485)        (52,011)        (69,336)         (3,538)
Loans - net                                     (10)              -              (4)              -             (22)              -
Contract administration charges                (296)              -          (2,063)           (160)           (101)             (8)
Transfers among the sub-accounts
  and with the Fixed Account - net          539,770         131,212       5,214,751       2,533,652         701,301         167,582
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,187,321         401,900       9,328,894       4,777,330         805,356         509,077
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,622,988         338,610      12,739,268       4,304,317       1,113,458         478,922

NET ASSETS AT BEGINNING OF PERIOD           766,474         427,864       4,398,189          93,872         499,846          20,924
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,389,462   $     766,474   $  17,137,457   $   4,398,189   $   1,613,304   $     499,846
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               107,954          47,797         544,026           9,118          73,493           2,299
    Units issued                            208,111         155,609       1,803,589       2,552,912         161,112       1,654,375
    Units redeemed                          (77,958)        (95,452)       (839,106)     (2,018,004)        (71,007)     (1,583,181)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        238,107         107,954       1,508,509         544,026         163,598          73,493
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                         PIMCO Advisors Variable Insurance Trust Sub-Accounts (h)
                                      ---------------------------------------------------------------------------------------------
                                            OpCap Equity (i)               OpCap Small Cap (j)       PEA Science and Technology (k)
                                      -----------------------------   -----------------------------  ------------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (11,505)  $     (19,437)  $    (117,818)  $     (56,655)  $     (88,043)  $     (12,252)
Net realized gains (losses)                 (57,470)        (85,744)        (31,083)        (25,135)        445,956         (44,539)
Change in unrealized gains (losses)         911,639        (547,450)      3,085,834      (1,223,463)      1,804,001        (279,633)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           842,664        (652,631)      2,936,933      (1,305,253)      2,161,914        (336,424)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    774,621         972,375       4,205,034       2,117,291       2,369,092         505,550
Benefit payments                            (17,289)              -         (32,738)        (15,255)        (22,406)         (1,524)
Payments on termination                    (200,898)       (159,010)       (524,729)       (218,209)       (298,166)        (54,250)
Loans - net                                     (87)           (116)            (80)             (6)            (23)             (4)
Contract administration charges              (1,130)           (832)         (2,528)         (1,663)         (3,290)           (720)
Transfers among the sub-accounts
  and with the Fixed Account - net          758,086         185,309       4,773,116       2,412,796       9,359,544         383,908
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,313,303         997,726       8,418,075       4,294,954      11,404,751         832,960
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,155,967         345,095      11,355,008       2,989,701      13,566,665         496,536

NET ASSETS AT BEGINNING OF PERIOD         2,537,702       2,192,607       4,950,828       1,961,127         793,133         296,597
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   4,693,669   $   2,537,702   $  16,305,836   $   4,950,828   $  14,359,798   $     793,133
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               310,979         208,152         522,443         122,684         296,245          76,919
    Units issued                            197,204         195,621       1,416,157         650,834       3,218,107         529,913
    Units redeemed                          (54,276)        (92,794)       (613,016)       (251,075)     (1,050,544)       (310,587)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        453,907         310,979       1,325,584         522,443       2,463,808         296,245
                                      =============   =============   =============   =============   =============   =============

(h) Previously known as OCC Accumulation Trust

(i) Previously known as OCC Equity

(j) Previously known as OCC Small Cap

(k) Previously known as OCC Science and Technology

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                       PIMCO Variable Insurance Trust Sub-Accounts
                                      -----------------------------------------------------------------------------
                                                                                                          PIMCO
                                               Foreign Bond                   Money Market             Real Return
                                      -----------------------------   -----------------------------   -------------
                                          2003            2002            2003            2002          2003 (a)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     120,648   $      40,994   $    (213,768)  $     (18,536)  $      (3,016)
Net realized gains (losses)                  15,583          25,020               -               -          23,688
Change in unrealized gains (losses)        (258,136)         81,501               -               -           6,097
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                          (121,905)        147,515        (213,768)        (18,536)         26,769
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,705,063       1,298,237      13,796,213      15,964,598         439,316
Benefit payments                            (11,603)        (22,991)       (355,209)        (80,364)              -
Payments on termination                  (1,619,259)       (115,449)     (4,009,117)     (5,525,703)        (15,752)
Loans - net                                    (233)              -            (749)           (107)              -
Contract administration charges              (2,701)           (322)         (5,150)         (2,048)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        8,348,375       2,176,049      (8,415,203)      2,648,920         811,439
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             10,419,642       3,335,524       1,010,785      13,005,296       1,235,003
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        10,297,737       3,483,039         797,017      12,986,760       1,261,772

NET ASSETS AT BEGINNING OF PERIOD         4,132,587         649,548      25,842,377      12,855,617               -
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  14,430,324   $   4,132,587   $  26,639,394   $  25,842,377   $   1,261,772
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               368,246          56,148       2,446,399       1,195,588               -
    Units issued                          1,475,654         448,437       2,831,233       4,712,292         132,738
    Units redeemed                         (543,892)       (136,339)     (2,716,922)     (3,461,481)        (12,134)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,300,008         368,246       2,560,710       2,446,399         120,604
                                      =============   =============   =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Putnam Variable
                                               PIMCO Variable Insurance Trust Sub-Accounts                 Trust Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                           PIMCO Total Return         StocksPLUS Growth and Income            VT High Yield
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     861,688   $     521,621   $      43,440   $      48,448   $     197,553   $      27,557
Net realized gains (losses)                 883,352         525,783        (222,154)       (265,652)         32,194          (8,298)
Change in unrealized gains (losses)         140,764         681,976       1,431,005        (534,266)        557,825         (17,159)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,885,804       1,729,380       1,252,291        (751,470)        787,572           2,100
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 23,409,649      12,926,286       2,200,822         839,797       2,354,809         844,347
Benefit payments                           (348,273)        (86,606)        (14,170)        (41,660)         (7,579)           (985)
Payments on termination                  (7,420,656)     (1,739,974)       (383,657)       (310,823)       (196,545)        (44,236)
Loans - net                                    (807)           (348)            (97)           (124)            (29)             (7)
Contract administration charges             (16,787)         (4,655)         (1,763)         (1,322)           (205)              -
Transfers among the sub-accounts
  and with the Fixed Account - net       15,972,544      25,219,087         382,693       1,240,805       1,914,818         720,623
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             31,595,670      36,313,790       2,183,828       1,726,673       4,065,269       1,519,742
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        33,481,474      38,043,170       3,436,119         975,203       4,852,841       1,521,842

NET ASSETS AT BEGINNING OF PERIOD        44,468,190       6,425,020       3,544,425       2,569,222       1,649,206         127,364
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  77,949,664   $  44,468,190   $   6,980,544   $   3,544,425   $   6,502,047   $   1,649,206
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             3,913,128         553,457         497,508         283,630         171,022          12,891
    Units issued                          5,800,080       4,366,446         542,440         397,485         469,554         183,979
    Units redeemed                       (3,046,166)     (1,006,775)       (276,762)       (183,607)        (98,162)        (25,848)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      6,667,042       3,913,128         763,186         497,508         542,414         171,022
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable
                                           Trust Sub-Accounts               Rydex Variable Trust Sub-Accounts
                                      -----------------------------   ---------------------------------------------
                                            VT International                                              Rydex
                                            Growth and Income                   Rydex OTC            Sector Rotation
                                      -----------------------------   -----------------------------  ---------------
                                          2003            2002            2003            2002          2003 (a)
                                      -------------   -------------   -------------   -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (12,308)  $      (7,787)  $     (28,806)  $     (10,021)  $        (250)
Net realized gains (losses)                 312,524          45,161          22,169         (83,932)          1,643
Change in unrealized gains (losses)         756,599         (67,930)        647,374        (216,160)          3,948
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,056,815         (30,556)        640,737        (310,113)          5,341
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    891,383         375,809         671,276         702,883          94,628
Benefit payments                                  -          (7,034)         (9,147)         (1,588)              -
Payments on termination                    (191,831)        (15,683)        (75,194)        (11,061)              -
Loans - net                                      (1)              -               -               -               -
Contract administration charges                (712)            (85)           (454)            (77)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          826,970       1,025,424         885,626         427,917            (828)
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,525,809       1,378,431       1,472,107       1,118,074          93,800
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,582,624       1,347,875       2,112,844         807,961          99,141

NET ASSETS AT BEGINNING OF PERIOD         1,374,460          26,585       1,008,017         200,056               -
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   3,957,084   $   1,374,460   $   3,120,861   $   1,008,017   $      99,141
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               168,883           2,816         235,724          29,374               -
    Units issued                          4,100,585       2,005,433         386,035         263,410          11,397
    Units redeemed                       (3,910,847)     (1,839,366)        (93,132)        (57,060)         (3,428)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        358,621         168,883         528,627         235,724           7,969
                                      =============   =============   =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                        Salomon Brothers Variable           Scudder Variable Insurance Trust
                                        Series Funds Sub-Account                 (Class B) Sub-Accounts
                                      -----------------------------   ---------------------------------------------
                                                                          EAFE           Equity         Small Cap
                                                                      Equity Index      500 Index         Index
                                               All Cap (l)              (Class B)       (Class B)       (Class B)
                                      -----------------------------   -------------   -------------   -------------
                                          2003            2002           2003 (a)        2003 (a)        2003 (a)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (89,352)  $     (54,045)  $        (151)  $      (5,188)  $      (1,854)
Net realized gains (losses)                (225,780)       (296,583)          2,279          13,042           2,859
Change in unrealized gains (losses)       2,761,550      (1,465,984)          3,425          95,292          38,841
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         2,446,418      (1,816,612)          5,553         103,146          39,846
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,919,199       2,272,749          11,900         535,344         158,369
Benefit payments                            (67,393)         (3,183)              -               -               -
Payments on termination                    (876,327)       (363,653)              -          (6,347)           (947)
Loans - net                                     (14)            (17)              -               -               -
Contract administration charges              (2,456)         (1,823)              -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,159,379         876,260          20,457         700,862         555,860
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              2,132,388       2,780,333          32,357       1,229,859         713,282
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         4,578,806         963,721          37,910       1,333,005         753,128

NET ASSETS AT BEGINNING OF PERIOD         6,170,439       5,206,718               -               -               -
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  10,749,245   $   6,170,439   $      37,910   $   1,333,005   $     753,128
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               672,516         387,048               -               -               -
    Units issued                            430,798         456,906           8,182         134,342          58,909
    Units redeemed                         (242,033)       (171,438)         (5,301)        (24,184)         (4,509)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        861,281         672,516           2,881         110,158          54,400
                                      =============   =============   =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(l) Previously known as Capital

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Scudder Variable Series I Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                Balanced                          Bond                      Global Discovery
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     183,957   $     333,351   $     599,697   $     840,723   $     (63,850)  $     (45,273)
Net realized gains (losses)                (918,135)     (1,832,394)        182,933          (4,121)       (114,342)       (733,995)
Change in unrealized gains (losses)       3,506,506      (2,363,559)        (21,542)        340,637       2,038,681           5,150
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         2,772,328      (3,862,602)        761,088       1,177,239       1,860,489        (774,118)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,727,406       1,729,826       4,735,909       3,723,965       1,370,700         546,596
Benefit payments                           (150,074)       (354,602)        (71,597)       (165,616)        (55,468)        (51,950)
Payments on termination                  (2,612,895)     (2,735,753)     (3,603,296)     (3,077,382)       (268,184)       (161,444)
Loans - net                                    (277)           (223)            (81)           (200)             (7)              -
Contract administration charges             (10,999)        (11,229)         (9,441)         (6,610)         (2,503)         (1,663)
Transfers among the sub-accounts
  and with the Fixed Account - net           99,065      (2,387,778)     (1,425,518)         37,650       1,499,888         226,854
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (947,774)     (3,759,759)       (374,024)        511,807       2,544,426         558,393
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,824,554      (7,622,361)        387,064       1,689,046       4,404,915        (215,725)

NET ASSETS AT BEGINNING OF PERIOD        17,978,968      25,601,329      20,534,152      18,845,106       3,268,336       3,484,061
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  19,803,522   $  17,978,968   $  20,921,216   $  20,534,152   $   7,673,251   $   3,268,336
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,493,378       1,762,083       1,611,787       1,558,850         368,759         298,124
    Units issued                            464,559         488,457       1,015,742       1,239,373         561,594         690,669
    Units redeemed                         (458,879)       (757,162)     (1,016,044)     (1,186,436)       (289,682)       (620,034)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,499,058       1,493,378       1,611,485       1,611,787         640,671         368,759
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          STI Classic Variable
                                                 Scudder Variable Series I Sub-Accounts                    Trust Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                            Growth and Income                 International             STI Capital Appreciation
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (12,022)  $     (11,703)  $     (14,012)  $     (36,548)  $     (21,165)  $     (15,303)
Net realized gains (losses)                (171,970)       (376,102)         92,475       1,040,219         (55,694)        (41,505)
Change in unrealized gains (losses)         874,045        (514,834)        731,852        (124,045)        312,312        (240,734)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           690,053        (902,639)        810,315         879,626         235,453        (297,542)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    805,647         624,154         806,230         303,555         396,537         841,438
Benefit payments                            (79,052)        (23,571)        (32,868)         (2,824)        (44,020)        (26,240)
Payments on termination                    (428,207)       (430,601)       (271,409)       (303,309)        (72,064)        (75,835)
Loans - net                                     (32)            (36)              -               -               -               -
Contract administration charges              (1,778)         (1,387)         (1,039)           (866)         (1,128)           (410)
Transfers among the sub-accounts
  and with the Fixed Account - net          168,102          40,190         238,388      (2,654,704)        137,047          27,426
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                464,680         208,749         739,302      (2,658,148)        416,372         766,379
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,154,733        (693,890)      1,549,617      (1,778,522)        651,825         468,837

NET ASSETS AT BEGINNING OF PERIOD         2,703,767       3,397,657       1,894,557       3,673,079       1,219,482         750,645
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   3,858,500   $   2,703,767   $   3,444,174   $   1,894,557   $   1,871,307   $   1,219,482
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               387,744         367,713         295,742         446,952         168,012          79,016
    Units issued                            203,793         191,003       2,608,867      32,777,372         138,347         160,027
    Units redeemed                         (142,562)       (170,972)     (2,445,764)    (32,928,582)        (83,854)        (71,031)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        448,975         387,744         458,845         295,742         222,505         168,012
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Strong Opportunity
                                                 STI Classic Variable Trust Sub-Accounts                Fund II, Inc. Sub-Account
                                      -------------------------------------------------------------   -----------------------------
                                        STI International Equity         STI Value Income Stock            Opportunity Fund II
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $        (749)  $     (12,257)  $         113   $      (1,652)  $    (193,485)  $    (141,158)
Net realized gains (losses)                 (37,161)         23,962        (101,934)       (273,608)       (776,189)     (2,364,471)
Change in unrealized gains (losses)          54,256          14,176         398,645        (230,121)      5,187,989      (2,471,445)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            16,346          25,881         296,824        (505,381)      4,218,315      (4,977,074)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      2,984          48,900         305,194         421,241       2,639,703       3,378,732
Benefit payments                                  -          (3,638)         (5,645)         (8,872)        (90,279)       (109,326)
Payments on termination                     (30,347)        (95,096)       (130,441)       (226,735)       (828,089)       (853,780)
Loans - net                                       -               -               -              (1)            (23)            (60)
Contract administration charges                (162)         (1,098)         (1,272)         (1,006)         (8,436)         (7,332)
Transfers among the sub-accounts
  and with the Fixed Account - net         (124,051)       (790,316)       (472,041)     (1,270,903)     (1,045,368)      2,355,898
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (151,576)       (841,248)       (304,205)     (1,086,276)        667,508       4,764,132
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (135,230)       (815,367)         (7,381)     (1,591,657)      4,885,823        (212,942)

NET ASSETS AT BEGINNING OF PERIOD           225,730       1,041,097       1,864,154       3,455,811      11,659,573      11,872,515
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $      90,500   $     225,730   $   1,856,773   $   1,864,154   $  16,545,396   $  11,659,573
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                34,461         127,676         241,196         371,924       1,225,079         863,645
    Units issued                            290,297       2,305,290          94,073         309,080       1,090,868       1,862,973
    Units redeemed                         (314,507)     (2,398,505)       (143,735)       (439,808)       (964,949)     (1,501,539)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         10,251          34,461         191,534         241,196       1,350,998       1,225,079
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                Strong Variable Insurance                 T. Rowe Price Equity
                                                Funds, Inc. Sub-Accounts                Series, Inc. Sub-Accounts
                                      ---------------------------------------------   -----------------------------
                                        Discovery
                                         Fund II         Mid Cap Growth Fund II        T. Rowe Price Equity Income
                                      -------------   -----------------------------   -----------------------------
                                        2002 (n)          2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (5,738)  $     (96,596)  $     (89,483)  $      64,988   $      47,462
Net realized gains (losses)                (119,737)       (589,005)     (2,678,971)       (409,326)     (1,313,001)
Change in unrealized gains (losses)         149,806       2,378,309        (516,790)      4,886,629      (2,345,325)
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            24,331       1,692,708      (3,285,244)      4,542,291      (3,610,864)
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     14,070       1,135,422         644,377       5,754,360       4,995,425
Benefit payments                             (9,097)        (50,624)        (66,137)       (323,103)        (92,895)
Payments on termination                     (25,772)       (407,552)       (346,543)     (1,437,857)     (1,613,348)
Loans - net                                       -             (28)            (99)            (85)            (76)
Contract administration charges                (388)         (5,408)         (5,591)        (10,153)         (9,082)
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,271,699)        460,330        (662,280)      3,015,622       1,114,616
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (1,292,886)      1,132,140        (436,273)      6,998,784       4,394,640
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (1,268,555)      2,824,848      (3,721,517)     11,541,075         783,776

NET ASSETS AT BEGINNING OF PERIOD         1,268,555       4,578,343       8,299,860      16,769,953      15,986,177
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD          $            -   $   7,403,191   $   4,578,343   $  28,311,028   $  16,769,953
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               107,137         723,121         759,712       1,608,602       1,302,771
    Units issued                             53,989       1,281,173       1,346,145       1,190,989       1,738,833
    Units redeemed                         (161,126)     (1,038,775)     (1,382,736)       (583,463)     (1,433,002)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period              -         965,519         723,121       2,216,128       1,608,602
                                      =============   =============   =============   =============   =============

(n) For the period beginning January 1, 2002 and ended May 16, 2002

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       T. Rowe Price International
                                             T. Rowe Price Equity Series, Inc. Sub-Accounts              Series, Inc. Sub-Account
                                      -------------------------------------------------------------   -----------------------------
                                                                             T. Rowe Price                    T. Rowe Price
                                      T. Rowe Price Mid-Cap Growth         New America Growth              International Stock
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (256,345)  $    (192,027)  $     (33,217)  $     (21,679)  $         225   $     (52,504)
Net realized gains (losses)                  15,638      (1,299,541)       (376,556)       (276,734)       (127,425)      1,053,441
Change in unrealized gains (losses)       5,867,898      (2,482,986)        941,472        (309,224)        955,130         (88,470)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         5,627,191      (3,974,554)        531,699        (607,637)        827,930         912,467
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  5,649,809       3,323,173         858,082         205,353       1,095,721         429,462
Benefit payments                            (76,682)        (59,008)        (12,688)         (1,852)        (59,978)              -
Payments on termination                  (1,246,141)     (1,001,296)       (274,699)       (152,681)       (365,854)       (323,754)
Loans - net                                     (20)            (77)            (14)            (20)            (21)            (17)
Contract administration charges              (9,049)         (6,791)         (1,532)           (886)         (1,609)         (1,365)
Transfers among the sub-accounts
  and with the Fixed Account - net        4,708,107       3,718,346        (363,764)      1,540,740         669,834      (3,422,500)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              9,026,024       5,974,347         205,385       1,590,654       1,338,093      (3,318,174)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        14,653,215       1,999,793         737,084         983,017       2,166,023      (2,405,707)

NET ASSETS AT BEGINNING OF PERIOD        12,237,729      10,237,936       2,660,877       1,677,860       2,549,440       4,955,147
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  26,890,944   $  12,237,729   $   3,397,961   $   2,660,877   $   4,715,463   $   2,549,440
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,180,752         733,837         409,524         177,917         375,829         573,698
    Units issued                          1,565,458       2,099,171         760,148       1,722,323       3,121,223      35,648,713
    Units redeemed                         (751,826)     (1,652,256)       (771,211)     (1,490,716)     (2,933,975)    (35,846,582)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,994,384       1,180,752         398,461         409,524         563,077         375,829
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                          The Universal Institutional Funds, Inc. Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                               Van Kampen                     Van Kampen
                                        Van Kampen UIF High Yield          UIF Mid Cap Core (m)            UIF Mid Cap Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (52,357)  $     202,242   $     (69,865)  $     (60,408)  $     (53,782)  $     (42,741)
Net realized gains (losses)                 (60,583)       (137,709)       (163,579)       (274,569)       (240,551)       (377,009)
Change in unrealized gains (losses)         831,158        (197,126)      1,863,150      (1,169,543)      1,497,635        (765,253)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           718,218        (132,593)      1,629,706      (1,504,520)      1,203,302      (1,185,003)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,587,504       1,003,702         639,105       1,596,757       1,001,509         878,841
Benefit payments                            (15,813)           (228)        (24,134)        (40,743)        (14,158)         (5,023)
Payments on termination                    (409,948)       (125,026)       (313,298)       (288,765)       (353,250)       (218,394)
Loans - net                                       -               -               -               -               -               -
Contract administration charges                (624)           (200)         (2,119)         (1,421)         (1,526)         (1,144)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,390,311         178,382         261,473         694,900         972,506         176,831
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              2,551,430       1,056,630         561,027       1,960,728       1,605,081         831,111
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         3,269,648         924,037       2,190,733         456,208       2,808,383        (353,892)

NET ASSETS AT BEGINNING OF PERIOD         2,361,354       1,437,317       4,036,798       3,580,590       2,605,325       2,959,217
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   5,631,002   $   2,361,354   $   6,227,531   $   4,036,798   $   5,413,708   $   2,605,325
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               292,033         166,138         453,307         285,184         437,507         337,215
    Units issued                            417,675         227,949         153,727         303,390         321,111         217,338
    Units redeemed                         (151,133)       (102,054)       (105,478)       (135,267)       (107,708)       (117,046)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        558,575         292,033         501,556         453,307         650,910         437,507
                                      =============   =============   =============   =============   =============   =============

(m) Previously known as Van Kampen UIF Mid Cap Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------

                                      The Universal
                                      Institutional
                                       Funds, Inc.
                                       (Class II)      Van Kampen Life Investment
                                       Sub-Account    Trust (Class II) Sub-Account
                                      -------------   -----------------------------
                                       Van Kampen
                                      UIF U.S. Real
                                         Estate                LIT Growth
                                       (Class II)         and Income (Class II)
                                      -------------   -----------------------------
                                        2003 (a)          2003            2002
                                      -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (2,369)  $     (92,724)  $     (25,855)
Net realized gains (losses)                   4,362          16,854         (76,243)
Change in unrealized gains (losses)          40,277       2,613,760        (255,871)
                                      -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            42,270       2,537,890        (357,969)
                                      -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    263,483       5,711,496       2,718,445
Benefit payments                                  -         (37,628)        (31,729)
Payments on termination                      (2,549)       (732,849)       (207,259)
Loans - net                                       -             (28)              -
Contract administration charges                   -          (1,521)           (156)
Transfers among the sub-accounts
  and with the Fixed Account - net          568,031       5,567,332       2,454,704
                                      -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                828,965      10,506,802       4,934,005
                                      -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           871,235      13,044,692       4,576,036

NET ASSETS AT BEGINNING OF PERIOD                 -       4,772,507         196,471
                                      -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $     871,235   $  17,817,199   $   4,772,507
                                      =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -         588,415          20,395
    Units issued                             79,976       1,395,061         688,124
    Units redeemed                          (11,671)       (240,389)       (120,104)
                                      -------------   -------------   -------------
  Units outstanding at end of period         68,305       1,743,087         588,415
                                      =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Lincoln Benefit sells five variable annuity contracts, Investor's Select, Consultant I, Consultant II, Premier Planner and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. After December 31, 2003, Investor's Select accepts deposits from existing contractholders, but is not available to new investors. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS                         J.P. MORGAN SERIES TRUST II
       AIM V.I. Dent Demographics                             Small Company
     THE ALGER AMERICAN FUND                              JANUS ASPEN SERIES
       Growth                                                 Balanced
       Income & Growth                                        Flexible Income
       Leveraged AllCap                                       Growth
       MidCap Growth                                          Mid Cap Growth (Previously known as
       Small Capitalization                                     Aggressive Growth)
     THE ALGER AMERICAN FUND (SERIES - S)                     Worldwide Growth
       Growth (Series - S)                                JANUS ASPEN SERIES (SERVICE SHARES)
     FEDERATED INSURANCE SERIES                               International Value (Service Shares)
       Federated Capital Income Fund II (Previously             (Previously known as Global Value (Service
          known as Federated Utility Fund II)                   Shares))
       Federated Fund for U.S. Government Securities II       Worldwide Growth (Service Shares)
       Federated High Income Bond Fund II                 LAZARD RETIREMENT SERIES, INC.
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND                Emerging Markets
       VIP Asset Manager                                      International Equity
       VIP Contrafund                                     LSA VARIABLE SERIES TRUST
       VIP Equity-Income                                      LSA Aggressive Growth
       VIP Growth                                             LSA Balanced
       VIP Index 500                                          LSA Basic Value
       VIP Money Market                                       LSA Blue Chip
       VIP Overseas                                           LSA Capital Appreciation
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND                LSA Capital Growth (Previously known as LSA
      (SERVICE CLASS 2)                                         Growth Equity)
       VIP Equity-Income (Service Class 2)                    LSA Disciplined Equity (Merged on April 30,
       VIP Growth (Service Class 2)                             2003 into LSA Equity Growth previously
       VIP Investment Grade Bond (Service Class 2)              known as LSA Focused Equity)
       VIP Overseas (Service Class 2)                         LSA Diversified Mid Cap
     GOLDMAN SACHS VARIABLE INSURANCE TRUST                   LSA Emerging Growth Equity
       VIT CORE Small Cap Equity                              LSA Equity Growth (Previously known as LSA
       VIT International Equity                                 Focused Equity)
                                                              LSA Mid Cap Value
                                                              LSA Value Equity

--------------------------------------------------------------------------------

     MFS VARIABLE INSURANCE TRUST                         SCUDDER VARIABLE INSURANCE TRUST (CLASS B)
       MFS Emerging Growth Series                             EAFE Equity Index (Class B)
       MFS Investors Trust Series                             Equity 500 Index (Class B)
       MFS New Discovery Series                               Small Cap Index (Class B)
       MFS Research Series                                SCUDDER VARIABLE SERIES I
       MFS Total Return Series                                Balanced
     MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)             Bond
       MFS New Discovery Series (Service Class)               Global Discovery
       MFS Utilities Series (Service Class)                   Growth and Income
     OPPENHEIMER VARIABLE ACCOUNT                             International
      FUNDS (SERVICE CLASS ("SC"))                        STI CLASSIC VARIABLE TRUST
       Oppenheimer Main Street Small Cap Growth (SC)          STI Capital Appreciation
     PANORAMA SERIES FUND, INC. (SERVICE                      STI International Equity
      CLASS ("SC"))                                           STI Value Income Stock
       Oppenheimer International Growth (SC)              STRONG OPPORTUNITY FUND II, INC.
     PIMCO ADVISORS VARIABLE INSURANCE TRUST                  Opportunity Fund II
      (PREVIOUSLY KNOWN AS OCC ACCUMULATION TRUST)        STRONG VARIABLE INSURANCE FUNDS, INC
       OpCap Equity (Previously known as OCC Equity)          Discovery Fund II (Closed May 16, 2002)
       OpCap Small Cap (Previously known as OCC               Mid Cap Growth Fund II
         Small Cap)                                       T. ROWE PRICE EQUITY SERIES, INC.
       PEA Science and Technology (Previously known           T. Rowe Price Equity Income
         as OCC Science and Technology)                       T. Rowe Price Mid-Cap Growth
     PIMCO VARIABLE INSURANCE TRUST                           T. Rowe Price New America Growth
       Foreign Bond                                       T. ROWE PRICE INTERNATIONAL SERIES, INC.
       Money Market                                           T. Rowe Price International Stock
       PIMCO Real Return                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
       PIMCO Total Return                                     Van Kampen UIF High Yield
       StocksPLUS Growth and Income                           Van Kampen UIF Mid Cap Core (Previously
     PUTNAM VARIABLE TRUST                                      known as Van Kampen UIF Mid Cap Value)
       VT High Yield                                          Van Kampen UIF Mid Cap Growth
       VT International Growth and Income                 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     RYDEX VARIABLE TRUST                                   (CLASS II)
       Rydex OTC                                              Van Kampen UIF U.S. Real Estate (Class II)
       Rydex Sector Rotation                              VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
     SALOMON BROTHERS VARIABLE SERIES FUNDS                   LIT Growth and Income (Class II)
       All Cap (Previously known as Capital)

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the general account of Lincoln Benefit.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

--------------------------------------------------------------------------------

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.80% to 1.05%.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Lincoln Benefit.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.05% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering

--------------------------------------------------------------------------------

     the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT ADMINISTRATION CHARGE - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. The contract administration charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations but are remitted to Lincoln Benefit.

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2003 were as follows:

                                                                                      Purchases
                                                                                    -------------
Investments in the AIM Variable Insurance Funds Sub-Account:
      AIM V. I. Dent Demographics                                                   $     517,292

Investments in The Alger American Fund Sub-Accounts:
      Growth                                                                            7,370,604
      Income & Growth                                                                  10,142,248
      Leveraged AllCap                                                                 15,100,901
      MidCap Growth                                                                    14,176,002
      Small Capitalization                                                             11,044,686

Investments in The Alger American Fund (Series - S) Sub-Account:
      Growth (Series - S) (a)                                                           1,720,527

Investments in the Federated Insurance Series Sub-Accounts:
      Federated Capital Income Fund II (b)                                              2,419,203
      Federated Fund for U.S. Government Securities II                                 24,696,925
      Federated High Income Bond Fund II                                               44,897,145

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
      VIP Asset Manager                                                                 4,280,261
      VIP Contrafund                                                                   16,398,762
      VIP Equity-Income                                                                14,827,123
      VIP Growth                                                                       10,277,723
      VIP Index 500                                                                    25,192,345
      VIP Money Market                                                                176,411,813
      VIP Overseas                                                                     25,024,665

Investments in the Fidelity Variable Insurance Products Fund
  (Service Class 2) Sub-Accounts:
      VIP Equity-Income (Service Class 2)                                               3,829,804
      VIP Growth (Service Class 2) (a)                                                  3,670,996
      VIP Investment Grade Bond (Service Class 2)                                      15,306,694
      VIP Overseas (Service Class 2)                                                    1,366,186

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
      VIT CORE Small Cap Equity                                                         2,687,419
      VIT International Equity                                                            992,377

Investments in the J.P. Morgan Series Trust II Sub-Account:
      Small Company                                                                     1,121,027

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(b) Previously known as Federated Utility Fund II

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                    -------------
Investments in the Janus Aspen Series Sub-Accounts:
      Balanced                                                                      $  10,589,194
      Flexible Income                                                                  17,801,284
      Growth                                                                            5,176,665
      Mid Cap Growth (c)                                                                6,398,080
      Worldwide Growth                                                                  6,597,547

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
      International Value (Service Shares) (d)                                          6,486,356
      Worldwide Growth (Service Shares)                                                 1,287,008

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                                  1,499,639
      International Equity                                                                479,956

Investments in the LSA Variable Series Trust Sub-Accounts:
      LSA Aggressive Growth                                                             1,579,079
      LSA Balanced                                                                     11,849,186
      LSA Basic Value                                                                  11,381,532
      LSA Blue Chip                                                                     6,309,774
      LSA Capital Appreciation                                                          3,190,125
      LSA Capital Growth (e)                                                            2,909,885
      LSA Disciplined Equity (f)                                                        1,018,555
      LSA Diversified Mid Cap                                                           5,894,223
      LSA Emerging Growth Equity                                                       10,368,876
      LSA Equity Growth (f) (g)                                                         7,385,956
      LSA Mid Cap Value                                                                 8,874,625
      LSA Value Equity                                                                  6,233,859

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Emerging Growth Series                                                        1,972,220
      MFS Investors Trust Series                                                        2,784,154
      MFS New Discovery Series                                                          4,541,171
      MFS Research Series                                                                 841,918
      MFS Total Return Series                                                          11,418,719

(c) Previously known as Aggressive Growth

(d) Previously known as Global Value (Service Shares)

(e) Previously known as LSA Growth Equity

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity

(g) Previously known as LSA Focused Equity

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                    -------------
Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
      MFS New Discovery Series (Service Class)                                      $   2,484,624
      MFS Utilities Series (Service Class)                                              1,785,333

Investments in the Oppenheimer Variable Account Funds
  (Service Class ("SC")) Sub-Account:
      Oppenheimer Main Street Small Cap Growth (SC)                                    15,503,053

Investments in the Panorama Series Fund, Inc. (Service Class ("SC")) Sub-Account:
      Oppenheimer International Growth (SC)                                             1,321,977

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts (h):
      OpCap Equity (i)                                                                  1,667,821
      OpCap Small Cap (j)                                                              11,480,407
      PEA Science and Technology (k)                                                   15,860,313

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                                     15,188,488
      Money Market                                                                     22,470,813
      PIMCO Real Return (a)                                                             1,368,592
      PIMCO Total Return                                                               52,901,997
      StocksPLUS Growth and Income                                                      3,953,491

Investments in the Putnam Variable Trust Sub-Accounts:
      VT High Yield                                                                     5,111,685
      VT International Growth and Income                                               29,663,711

Investments in the Rydex Variable Trust Sub-Accounts:
      Rydex OTC                                                                         1,985,880
      Rydex Sector Rotation (a)                                                           135,656

Investments in the Salomon Brothers Variable Series Funds Sub-Account:
      All Cap (l)                                                                       3,814,169

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(h) Previously known as OCC Accumulation Trust

(i) Previously known as OCC Equity

(j) Previously known as OCC Small Cap

(k) Previously known as OCC Science and Technology

(l) Previously known as Capital

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                    -------------
Investments in the Scudder Variable Insurance Trust (Class B) Sub-Accounts:
      EAFE Equity Index (Class B) (a)                                               $      96,327
      Equity 500 Index (Class B) (a)                                                    1,460,562
      Small Cap Index (Class B) (a)                                                       772,921

Investments in the Scudder Variable Series I Sub-Accounts:
      Balanced                                                                          3,725,206
      Bond                                                                              9,595,687
      Global Discovery                                                                  4,355,162
      Growth and Income                                                                 1,475,624
      International                                                                    13,965,573

Investments in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation                                                            976,999
      STI International Equity                                                             17,838
      STI Value Income Stock                                                              525,147

Investments in the Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                               9,756,716

Investments in the Strong Variable Insurance Funds, Inc. Sub-Account:
      Mid Cap Growth Fund II                                                            7,218,196

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
      T. Rowe Price Equity Income                                                      10,967,165
      T. Rowe Price Mid-Cap Growth                                                     15,864,616
      T. Rowe Price New America Growth                                                  5,304,225

Investments in the T. Rowe Price International Series, Inc. Sub-Account:
      T. Rowe Price International Stock                                                18,178,415

Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
      Van Kampen UIF High Yield                                                         3,727,354
      Van Kampen UIF Mid Cap Core (m)                                                   1,280,733
      Van Kampen UIF Mid Cap Growth                                                     2,054,303

Investment in The Universal Institutional Funds, Inc. (Class II) Sub-Account:
      Van Kampen UIF U.S. Real Estate (Class II) (a)                                      907,289

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Account:
      LIT Growth and Income (Class II)                                                 11,882,170
                                                                                    -------------

                                                                                    $ 899,148,552
                                                                                    =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(m) Previously known as Van Kampen UIF Mid Cap Value

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return are presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

     As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit fair values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit fair values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charge, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit fair values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit fair values. The ratio does not include any expenses assessed through the redemption of units.

               Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the AIM Variable
  Insurance Funds Sub-Account:
    AIM V. I. Dent Demographics
       2003                             144  $   8.72 -  $   8.87  $    1,267            0.00%   1.35% - 2.05%     -12.83% -  35.61%
       2002                             104      6.48 -      6.54         679            0.00    1.35  - 1.95      -33.53  - -33.12
       2001 (o)                          11      9.75 -      9.77         103            0.00    1.35  - 1.95       -2.48  -  -2.26

(o) For the period beginning August 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Alger American
  Fund Sub-Accounts:
    Growth
      2003                            2,416  $   6.17 - $   10.20  $   23,001            0.00%   1.25% - 1.80%      32.75% -  33.48%
      2002                            2,015      4.65 -      7.64      15,293            0.04    1.25  - 1.80      -34.19  - -33.83
      2001                            2,405      7.07 -     11.54      28,005            0.23    1.25  - 1.80      -13.40  - -12.92
    Income & Growth
      2003                            2,447      6.74 -     11.64      26,121            0.29    1.25  - 1.80       27.53  -  28.23
      2002                            2,331      5.28 -      9.08      20,204            0.67    1.25  - 1.80      -32.33  - -31.96
      2001                            2,450      7.81 -     13.34      32,508            0.37    1.25  - 1.80      -15.86  - -15.39
    Leveraged AllCap
      2003                            1,850      5.45 -     12.06      18,049            0.00    1.25  - 1.80       32.32  -  33.05
      2002                            1,543      4.12 -      9.06      12,637            0.01    1.25  - 1.80      -35.09  - -34.73
      2001                            1,583      6.34 -     13.88      21,195            0.00    1.25  - 1.80      -17.44  - -16.98
    MidCap Growth
      2003                            2,484      8.70 -     15.26      31,408            0.00    1.25  - 1.80       45.16  -  45.96
      2002                            1,575      6.00 -     10.46      15,074            0.00    1.25  - 1.80      -30.80  - -30.42
      2001                            1,618      8.66 -     15.03      23,790            0.00    1.25  - 1.80       -8.20  -  -7.69
    Small Capitalization
      2003                            1,739      5.06 -      8.21      12,925            0.00    1.25  - 1.80       39.81  -  40.58
      2002                            1,232      3.62 -      5.84       6,750            0.00    1.25  - 1.80      -27.54  - -27.14
      2001                            1,184      4.99 -      8.02       9,006            0.04    1.25  - 1.80      -30.78  - -30.40

Investments in the Alger American
  Fund (Series - S) Sub-Account:
    Growth (Series - S)
      2003 (a)                          138     12.29 -     12.36       1,699            0.00    1.35  - 2.15       22.94  -  23.61

Investments in the Federated
  Insurance Series Sub-Accounts:
    Federated Capital
      Income Fund II (b)
         2003                         1,008      6.86 -      7.67       9,113            5.98    1.25  - 1.80       18.52  -  19.17
         2002                         1,107      5.78 -      6.43       8,710            5.48    1.25  - 1.80      -25.31  - -24.89
         2001                         1,363      7.74 -      8.57      14,446            3.47    1.25  - 1.80      -15.27  - -14.80
      Federated Fund for U.S.
        Government Securities II
         2003                         4,333     12.01 -     12.71      57,279            4.42    1.25  - 1.80        0.54  -   1.09
         2002                         6,221     11.94 -     12.57      82,676            3.11    1.25  - 1.80        7.10  -   7.69
         2001                         4,587     11.15 -     11.67      57,925            3.23    1.25  - 1.80        5.11  -   5.69

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(b)  Previously known as Federated Utility Fund II

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Federated
  Insurance Series Sub-Accounts
    (continued):
       Federated High Income
         Bond Fund II
           2003                       2,278  $  10.81 - $   10.94  $   27,544            7.13%   1.25% - 1.80%      20.04% -  20.70%
           2002                       1,595      8.96 -      9.11      17,044           11.73    1.25  - 1.80       -0.42  -   0.13
           2001                       1,971      8.95 -      9.15      20,918           13.16    1.25  - 1.80       -0.44  -   0.11

Investments in the Fidelity
  Variable Insurance Products Fund
  Sub-Accounts:
    VIP Asset Manager
           2003                       1,378      9.38 -     11.19      18,163            3.49    1.25  - 1.80       15.87  -  16.51
           2002                       1,365      8.09 -      9.60      16,044            4.06    1.25  - 1.80      -10.36  -  -9.86
           2001                       1,495      9.03 -     10.65      20,287            4.19    1.25  - 1.80       -5.81  -  -5.29
    VIP Contrafund
           2003                       5,122      9.08 -     12.76      69,173            0.41    1.25  - 1.80       26.17  -  26.87
           2002                       4,103      7.19 -     10.06      47,439            0.84    1.25  - 1.80      -10.97  - -10.48
           2001                       3,931      8.08 -     11.24      53,585            0.78    1.25  - 1.80      -13.82  - -13.34
    VIP Equity-Income
           2003                       4,757     10.76 -     12.07      76,824            1.66    1.25  - 1.80       28.01  -  28.71
           2002                       4,571      8.41 -      9.38      60,366            1.84    1.25  - 1.80      -18.43  - -17.98
           2001                       5,014     10.30 -     11.43      84,335            1.72    1.25  - 1.80       -6.66  -  -6.14
    VIP Growth
           2003                       4,209      6.08 -     10.22      53,360            0.26    1.25  - 1.80       30.48  -  31.20
           2002                       3,992      4.66 -      7.79      42,976            0.26    1.25  - 1.80      -31.35  - -30.97
           2001                       4,540      6.79 -     11.28      76,095            0.08    1.25  - 1.80      -19.13  - -18.68
    VIP Index 500
           2003                       7,054      7.52 -     10.24      68,654            1.32    1.25  - 1.80       26.12  -  26.81
           2002                       6,156      5.96 -      8.07      49,088            1.38    1.25  - 1.80      -23.64  - -23.22
           2001                       6,554      7.80 -     10.51      68,656            1.12    1.25  - 1.80      -13.68  - -13.20
    VIP Money Market
           2003                       5,698     10.37 -     11.41      66,354            1.02    1.25  - 1.80       -0.80  -  -0.26
           2002                       8,988     10.46 -     11.44     106,870            1.79    1.25  - 1.80       -0.12  -   0.43
           2001                       8,980     10.47 -     11.39     106,999            4.02    1.25  - 1.80        2.32  -   2.89
    VIP Overseas
           2003                       1,355      7.21 -     10.25      14,775            0.69    1.25  - 1.80       40.81  -  41.59
           2002                       1,098      5.12 -      7.24       9,230            0.75    1.25  - 1.80      -21.70  - -21.27
           2001                       1,271      6.54 -      9.20      14,006            5.80    1.25  - 1.80      -22.58  - -22.15

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Fidelity
  Variable Insurance Products Fund
  (Service Class 2) Sub-Accounts:
    VIP Equity-Income (Service
      Class 2)
        2003                            679  $   9.91 - $   10.10  $    6,825            1.26%   1.35% - 2.15%      27.24% -  28.27%
        2002                            416      7.79 -      7.87       3,264            0.27    1.35  - 2.15      -22.14  - -18.27
        2001 (o)                         16      9.61 -      9.63         153            0.00    1.35  - 1.95       -3.88  -  -3.66
    VIP Growth (Service Class 2)
        2003 (a)                        304     12.39 -     12.46       3,785            0.00    1.35  - 2.15       23.94  -  24.61
    VIP Investment Grade Bond
      (Service Class 2)
        2003                          1,647     11.19 -     11.41      18,454            2.66    1.35  - 2.15        2.69  -   3.53
        2002                            698     10.90 -     11.02       7,601            0.59    1.35  - 2.15        8.61  -   8.98
        2001 (o)                         35     10.12 -     10.15         356            0.00    1.35  - 1.95        1.24  -   1.47
    VIP Overseas (Service Class 2)
        2003                            172     10.21 -     10.36       1,812            0.15    1.35  - 1.95       40.25  -  41.11
        2002                             30      7.28 -      7.34         222            0.07    1.35  - 1.95      -27.22  - -21.53
        2001 (o)                         <1      9.34 -      9.35           3            0.00    1.35  - 1.60       -6.56  -  -6.47

Investments in the Goldman Sachs
  Variable Insurance Trust
  Sub-Accounts:
    VIT CORE Small Cap Equity
        2003                            308     15.10 -     15.22       4,670            0.29    1.40  - 1.60       43.69  -  43.98
        2002                            187     10.51 -     10.57       1,969            0.30    1.40  - 1.60      -16.32  - -16.15
        2001                            150     12.55 -     12.61       1,890            0.31    1.40  - 1.60        2.86  -   3.07
    VIT International Equity
        2003                            423      8.61 -      8.68       3,661            4.07    1.40  - 1.60       33.34  -  33.61
        2002                            370      6.45 -      6.49       2,395            1.13    1.40  - 1.60      -19.63  - -19.47
        2001                            343      8.03 -      8.07       2,763            1.51    1.40  - 1.60      -23.50  - -23.35

Investments in the IAI Retirement
  Funds, Inc.
    Sub-Accounts:
      Balanced Portfolio
        2001 (p)                          -       N/A -       N/A           -            4.67    1.40  - 1.40         N/A  -    N/A
      Regional Portfolio
        2001 (p)                          -       N/A -       N/A           -            1.46    1.40  - 1.40         N/A  -    N/A
      Reserve Portfolio
        2001 (p)                          -       N/A -       N/A           -            0.09    1.40  - 1.40         N/A  -    N/A

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(o)  For the period beginning August 1, 2001 and ended December 31, 2001
(p)  For the period beginning January 1, 2001 and ended March 15, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in J.P. Morgan Series
  Trust II Sub-Account:
    Small Company
      2003                              350  $  11.41 - $   11.51  $    4,022            0.00%   1.40% - 1.60%      33.82% -  34.09%
      2002                              313      8.53 -      8.58       2,678            0.19    1.40  - 1.60      -22.90  - -22.74
      2001                              207     11.06 -     11.11       2,292            0.04    1.40  - 1.60       -9.50  -  -9.32

Investments in the Janus
  Aspen Series Sub-Accounts:
    Balanced
      2003                            4,922      9.27 -     13.83      75,826            2.19    1.25  - 1.80       12.02  -  12.63
      2002                            5,211      8.27 -     12.28      75,388            2.43    1.25  - 1.80       -8.11  -  -7.61
      2001                            5,447      9.00 -     13.29      88,983            2.70    1.25  - 1.80       -6.38  -  -5.86
    Flexible Income
      2003                            2,081     12.48 -     13.17      29,735            5.03    1.25  - 1.80        4.50  -   5.07
      2002                            2,108     11.94 -     12.53      30,198            4.63    1.25  - 1.80        8.51  -   9.10
      2001                            1,580     11.01 -     11.49      21,444            5.71    1.25  - 1.80        5.80  -   6.39
    Growth
      2003                            4,186      5.75 -      9.98      52,040            0.09    1.25  - 1.80       29.38  -  30.10
      2002                            4,763      4.44 -      7.67      47,543            0.00    1.25  - 1.80      -27.82  - -27.42
      2001                            6,103      6.15 -     10.57      87,101            0.07    1.25  - 1.80      -26.09  - -25.68
    Mid Cap Growth (c)
      2003                            2,551      3.71 -     10.44      29,458            0.00    1.25  - 1.80       32.69  -  33.43
      2002                            2,706      2.80 -      7.83      25,069            0.00    1.25  - 1.80      -29.22  - -28.83
      2001                            3,417      3.96 -     11.00      47,214            0.00    1.25  - 1.80      -40.54  - -40.21
    Worldwide Growth
      2003                            4,528      5.56 -      9.97      58,867            1.05    1.25  - 1.80       21.78  -  22.45
      2002                            5,370      4.56 -      8.14      60,043            0.84    1.25  - 1.80      -26.83  - -26.43
      2001                            6,817      6.24 -     11.07     107,028            0.44    1.25  - 1.80      -23.83  - -23.41

Investments in the Janus Aspen
  Series (Service Shares)
   Sub-Accounts:
    International Value
     (Service Shares) (d)
      2003                              365     10.23 -     11.82       3,877            0.56    1.25  - 2.05       30.66  -  31.73
      2002                              309      7.76 -      9.05       2,448            0.66    1.25  - 2.05      -22.38  -  -9.54
      2001 (o)                            1     10.68 -     10.69           8            0.11    1.35  - 1.60        6.79  -   6.89

(c)  Previously known as Aggressive Growth
(d)  Previously known as Global Value (Service Shares)
(o)  For the period beginning August 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Janus Aspen
  Series (Service Shares)
  Sub-Accounts (continued):
    Worldwide Growth
      (Service Shares)
       2003                             296  $   8.47 - $    8.61  $    2,626            0.81%   1.35% - 2.05%      21.15% -  22.01%
       2002                             220      6.99 -      7.06       1,572            0.86    1.35  - 2.05      -30.09  - -26.71
       2001 (o)                          35      9.62 -      9.63         334            0.12    1.35  - 1.80       -3.83  -  -3.66
Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts:
    Emerging Markets
       2003                             234     14.30 -     14.54       3,075            0.04    1.35  - 2.05       49.81  -  50.88
       2002                             143      9.55 -      9.64       1,237            0.74    1.35  - 2.05       -4.55  -  -3.61
       2001                              85      8.81 -      9.91         744            0.53    1.40  - 1.75       -6.40  -  -0.95
    International Equity
       2003                             231      8.30 -      8.37       1,931            0.28    1.40  - 1.60       26.49  -  26.74
       2002                             236      6.57 -      6.61       1,557            0.09    1.40  - 1.60      -12.13  - -11.95
       2001                             190      7.47 -      7.50       1,424            0.00    1.40  - 1.60      -25.28  - -25.13

Investments in the LSA Variable
  Series Trust Sub-Accounts:
    LSA Aggressive Growth
       2003                             246      8.54 -      8.69       2,279            0.00    1.35  - 2.05       35.85  -  36.82
       2002                              75      6.29 -      6.35         491            0.00    1.35  - 2.05      -37.14  - -32.52
       2001 (o)                          20      9.40 -      9.41         188            0.00    1.35  - 1.60       -6.02  -  -5.93
    LSA Balanced
       2003                           1,931      9.71 -     11.07      21,256            1.50    1.25  - 2.15       26.45  -  27.62
       2002                           1,062      7.68 -      8.68       9,209            1.09    1.25  - 2.15      -23.19  - -13.22
       2001                             438      9.62 -      9.64       4,882            2.52    1.35  - 1.95       -3.85  -  -3.62
    LSA Basic Value
       2003                           1,789      9.60 -     10.07      17,755            0.00    1.25  - 2.05       30.69  -  31.77
       2002                             707      7.34 -      7.65       5,296            0.00    1.25  - 2.05      -23.55  - -23.31
       2001 (o)                          44      9.58 -      9.60         421            0.02    1.35  - 2.05       -4.24  -  -3.99
    LSA Blue Chip
       2003                           1,055      8.61 -      8.78       9,686            0.03    1.35  - 2.15      -13.92  -  23.55
       2002                             373      7.04 -      7.10       2,687            0.00    1.35  - 1.95      -27.64  - -27.19
       2001 (o)                          21      9.73 -      9.76         205            0.00    1.35  - 1.95       -2.66  -  -2.44
    LSA Capital Appreciation
       2003                             423      8.92 -      9.08       4,000            0.00    1.35  - 2.05       27.67  -  28.58
       2002                             153      6.99 -      7.06       1,095            0.00    1.35  - 2.05      -30.10  - -29.62
       2001 (o)                           9     10.01 -     10.03          89            0.00    1.35  - 1.80        0.13  -   0.31

(o)  For the period beginning August 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the LSA Variable
  Series Trust Sub-Accounts
  (continued):
    LSA Capital Growth (e)
      2003                              799  $   8.66 - $    8.81  $    6,820            0.23%   1.35% - 2.05%     -13.42% -  21.87%
      2002                              657      7.16 -      7.23       4,599            0.04    1.35  - 1.95      -28.35  - -25.39
      2001                              419      9.67 -      9.68       3,909            0.00    1.35  - 1.80       -3.32  -  -3.15
    LSA Disciplined Equity
      2003 (f)                            -      7.29 -      7.38           -            0.46    1.35  - 2.05        4.04  -   4.28
      2002                              653      7.00 -      7.07       4,357            0.58    1.35  - 2.05      -26.79  - -26.27
      2001                              325      9.57 -      9.59       2,851            0.28    1.35  - 2.05       -4.33  -  -4.07
    LSA Diversified Mid Cap
      2003                              858     10.22 -     10.23       8,814            0.10    1.25  - 2.15        2.32  -  31.15
      2002                              354      7.79 -      7.88       2,797            0.17    1.25  - 2.05      -22.09  - -21.15
      2001 (o)                           24      9.97 -     10.00         237            0.13    1.35  - 1.95       -0.27  -  -0.05
    LSA Emerging Growth
     Equity
      2003                            1,119      8.22 -      9.97      10,369            0.00    1.25  - 2.05      -17.79  -  45.11
      2002                              323      5.72 -      6.87       1,848            0.00    1.25  - 1.95      -42.80  - -31.32
      2001                              246      9.71 -     10.06       2,394            0.03    1.35  - 1.60      -19.15  -   0.63
    LSA Equity Growth (g)
      2003 (f)                        1,277      8.26 -      8.41      10,035            0.00    1.35  - 2.05      -17.36  -  21.81
      2002                              394      6.84 -      6.90       2,512            0.00    1.35  - 1.95      -31.57  - -30.76
      2001                              336      9.95 -      9.97       3,042            0.07    1.35  - 1.80       -0.50  -  -0.33
    LSA Mid Cap Value
      2003                            1,161     11.66 -     13.19      14,067            0.11    1.25  - 2.05       36.92  -  38.04
      2002                              605      8.45 -      9.64       5,354            0.40    1.25  - 2.05      -15.54  -  -3.64
      2001 (o)                           12     10.64 -     10.66         124            0.69    1.35  - 1.80        6.45  -   6.63
    LSA Value Equity
      2003                            1,139      9.33 -     10.20      12,431            1.71    1.25  - 2.15       -6.74  -  28.82
      2002                              746      7.32 -      7.92       6,520            0.00    1.25  - 2.05      -23.77  - -20.80
      2001                              373      9.60 -      9.62       4,369            0.65    1.35  - 2.05       -4.02  -  -3.77

Investments in the MFS Variable
  Insurance Trust Sub-Accounts:
    MFS Emerging Growth Series
      2003                              902      4.43 -      9.00       6,686            0.00    1.25  - 1.80       27.91  -  28.61
      2002                              742      3.46 -      6.99       4,611            0.00    1.25  - 1.80      -34.94  - -34.58
      2001                              852      5.33 -     10.69       8,401            0.00    1.25  - 1.80      -34.68  - -34.32

(e)  Previously known as LSA Growth Equity
(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity
(g)  Previously known as LSA Focused Equity
(o)  For the period beginning August 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the MFS Variable
  Insurance Trust Sub-Accounts
  (continued):
    MFS Investors Trust Series
      2003                              756  $   7.57 - $    9.09  $    6,566            0.61%   1.25% - 1.80%      19.97% -  20.63%
      2002                              669      6.31 -      7.54       4,924            0.56    1.25  - 1.80      -22.38  - -21.95
      2001                              672      8.13 -      9.66       6,416            0.47    1.25  - 1.80      -17.46  - -17.00
    MFS New Discovery Series
      2003                            1,127      7.37 -     15.74      12,453            0.00    1.25  - 1.80       31.33  -  32.06
      2002                              700      5.61 -     11.92       6,737            0.00    1.25  - 1.80      -32.85  - -32.48
      2001                              573      8.36 -     17.65       8,863            0.00    1.25  - 1.80       -6.73  -  -6.22
    MFS Research Series
      2003                              497      6.23 -      9.10       4,296            0.64    1.25  - 1.80       22.48  -  23.16
      2002                              504      5.08 -      7.39       3,590            0.27    1.25  - 1.80      -25.89  - -25.48
      2001                              536      6.86 -      9.92       5,177            0.01    1.25  - 1.80      -22.67  - -22.24
    MFS Total Return Series
      2003                            2,207     11.74 -     13.18      28,160            1.45    1.25  - 1.80       14.25  -  14.88
      2002                            1,475     10.27 -     11.47      16,502            1.88    1.25  - 1.80       -6.86  -  -6.35
      2001                            1,004     11.03 -     12.25      12,169            1.99    1.25  - 1.80       -1.55  -  -1.01

Investments in the MFS Variable
  Insurance Trust (Service Class)
  Sub-Accounts:
    MFS New Discovery Series
     (Service Class)
      2003                              439      8.99 -      9.17       4,138            0.00    1.35  - 2.15      -10.10  -  31.63
      2002                              226      6.90 -      6.96       1,593            0.00    1.35  - 2.05      -32.72  - -31.05
      2001 (o)                           19     10.33 -     10.35         197            0.00    1.35  - 1.80        3.33  -   3.50
    MFS Utilities Series
     (Service Class)
      2003                              238      8.94 -      9.11       2,389            1.69    1.35  - 2.15      -10.63  -  33.74
      2002                              108      6.75 -      6.81         766            0.92    1.35  - 2.05      -32.53  - -23.94
      2001 (o)                           48      8.94 -      8.96         428            0.00    1.35  - 1.95      -10.63  - -10.42

Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Account:
    Oppenheimer Main Street
     Small Cap Growth (SC)
      2003                            1,509     11.18 -     11.96      17,137            0.00    1.25  - 2.05       41.29  -  42.45
      2002                              544      7.85 -      8.46       4,398            0.00    1.25  - 2.05      -21.53  - -15.38
      2001 (o)                            9     10.28 -     10.30          94            0.00    1.35  - 1.95        2.80  -   3.03

(o)  For the period beginning August 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Panorama
  Series Fund, Inc. (Service
  Class ("SC")) Sub-Account:
    Oppenheimer International
     Growth (SC)
       2003                             164  $   9.55 - $    9.74  $    1,613            0.70%   1.35% - 2.15%      -4.51% -  43.57%
       2002                              73      6.71 -      6.78         500            0.27    1.35  - 2.05      -32.85  - -25.53
       2001 (o)                           2      9.09 -      9.11          21            0.00    1.35  - 1.80       -9.10  -  -8.94

Investments in the PIMCO Advisors
   Variable Insurance Trust
   Sub-Accounts (h):
     OpCap Equity (i)
       2003                             454     10.28 -     10.37       4,694            1.03    1.40  - 1.60       26.53  -  26.79
       2002                             311      8.13 -      8.18       2,538            0.70    1.40  - 1.60      -22.66  - -22.51
       2001                             208     10.51 -     10.56       2,193            0.49    1.40  - 1.60       -8.50  -  -8.32
     OpCap Small Cap (j)
       2003                           1,326     10.14 -     10.80      16,306            0.03    1.25  - 2.05       39.73  -  40.88
       2002                             522      7.20 -      7.73       4,951            0.04    1.25  - 2.05      -28.00  - -22.74
       2001                             123     10.08 -     10.09       1,961            0.54    1.35  - 1.80        0.76  -   0.93
     PEA Science and
      Technology (k)
       2003                           2,464      7.54 -     11.49      14,360            0.00    1.25  - 2.15      -24.64  -  61.31
       2002                             296      4.73 -      7.13         793            0.00    1.25  - 1.95      -52.72  - -28.74
       2001 (q)                          77      9.57 -      9.59         297            0.00    1.35  - 1.80       -4.30  -  -4.14

(h)  Previously known as OCC Accumulation Trust
(i)  Previously known as OCC Equity
(j)  Previously known as OCC Small Cap
(k)  Previously known as OCC Science and Technology
(o)  For the period beginning August 1, 2001 and ended December 31, 2001
(q)  For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the PIMCO Variable
  Insurance Trust Sub-Accounts:
    Foreign Bond
      2003                            1,300  $  10.67 - $   10.72  $   14,430            2.87%   1.25% - 2.05%       0.16% -   0.99%
      2002                              368     10.56 -     10.70       4,133            2.88    1.25  - 2.05        5.65  -   7.01
      2001                               56     10.11 -     10.12         650            4.02    1.35  - 1.80        1.07  -   1.24
    Money Market
      2003                            2,561      9.79 -      9.98      26,639            0.77    1.35  - 2.15       -2.08  -  -0.64
      2002                            2,446      9.95 -     10.05      25,842            1.50    1.35  - 2.05       -0.67  -   0.04
      2001                            1,196     10.02 -     10.04      12,856            2.58    1.35  - 2.05        0.17  -   0.44
    PIMCO Real Return
      2003 (a)                          121     10.42 -     10.48       1,262            0.36    1.35  - 2.15        4.25  -   4.82
    PIMCO Total Return
      2003                            6,667     10.95 -     11.10      77,950            2.94    1.25  - 2.15        2.78  -   3.73
      2002                            3,913     10.56 -     10.80      44,468            3.18    1.25  - 2.15        5.57  -   7.97
      2001                              553     10.12 -     10.15       6,425            4.14    1.35  - 1.95        1.23  -   1.46
    StocksPLUS Growth and Income
      2003                              763      9.10 -      9.18       6,981            2.16    1.40  - 1.60       28.31  -  28.57
      2002                              498      7.09 -      7.14       3,544            3.05    1.40  - 1.60      -21.48  - -21.32
      2001                              284      9.03 -      9.07       2,569            4.00    1.40  - 1.60      -12.85  - -12.68

Investments in the Putnam
  Variable Trust Sub-Accounts:
    VT High Yield
      2003                              542     11.89 -     12.09       6,502            6.23    1.35  - 2.05       23.95  -  24.83
      2002                              171      9.59 -      9.68       1,649            4.50    1.35  - 2.05       -4.11  -  -2.07
      2001                               13      9.87 -      9.89         127            0.00    1.35  - 1.95       -1.35  -  -1.12
    VT International Growth
     and Income
      2003                              359     10.74 -     11.16       3,957            1.09    1.25  - 2.05       35.02  -  36.14
      2002                              169      7.96 -      8.20       1,374            0.04    1.25  - 2.05      -20.44  - -18.02
      2001                                3      9.44 -      9.44          27            0.00    1.35  - 1.60       -5.65  -  -5.56

Investment in the Rydex
  Variable Trust Sub-Accounts:
    Rydex OTC
      2003                              529      8.32 -      8.48       3,121            0.00    1.35  - 2.15      -16.79  -  43.46
      2002                              236      5.86 -      5.91       1,008            0.00    1.35  - 1.95      -40.05  - -39.68
      2001 (q)                           29      9.78 -      9.80         200            0.00    1.35  - 1.95       -2.19  -  -1.97
    Rydex Sector Rotation
      2003 (a)                            8     12.41 -     12.47          99            0.00    1.35  - 2.05       24.12  -  24.71

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(q)  For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Salomon
  Brothers Variable Series
  Funds Sub-Account:
    All Cap (l)
      2003                              861  $   9.63 - $    9.82  $   10,749            0.27%   1.35% - 2.15%      -3.69% -  37.16%
      2002                              673      7.09 -      7.16       6,170            0.54    1.35  - 2.05      -29.11  - -26.07
      2001                              387      9.67 -      9.68       5,207            0.89    1.35  - 1.80       -3.33  -  -3.16

Investments in the Scudder
  Variable Insurance Trust
  (Class B) Sub-Accounts:
    EAFE Equity Index (Class B)
      2003 (a)                            3     13.13 -     13.17          38            0.00    1.35  - 1.80       31.30  -  31.70
    Equity 500 Index (Class B)
      2003 (a)                          110     12.06 -     12.12       1,333            0.00    1.35  - 2.05       20.61  -  21.19
    Small Cap Index (Class B)
      2003 (a)                           54     13.81 -     13.87         753            0.00    1.35  - 1.95       38.11  -  38.67

Investments in the Scudder Variable
  Series I Sub-Accounts:
    Balanced
      2003                            1,499      8.60 -     11.02      19,804            2.33    1.25  - 1.80       15.83  -  16.47
      2002                            1,493      7.42 -      9.47      17,979            2.87    1.25  - 1.80      -16.59  - -16.13
      2001                            1,762      8.90 -     11.29      25,601            2.51    1.25  - 1.80       -7.75  -  -7.23
    Bond
      2003                            1,611     12.03 -     12.54      20,921            4.34    1.25  - 1.80        3.19  -   3.76
      2002                            1,612     11.65 -     12.08      20,534            5.64    1.25  - 1.80        5.74  -   6.32
      2001                            1,559     11.02 -     11.36      18,845            3.09    1.25  - 1.80        3.85  -   4.42
    Global Discovery
      2003                              641      7.78 -     14.32       7,673            0.06    1.25  - 1.80       46.43  -  47.24
      2002                              369      5.31 -      9.72       3,268            0.00    1.25  - 1.80      -21.32  - -20.88
      2001                              298      6.75 -     12.29       3,484            0.00    1.25  - 1.80      -25.95  - -25.54
    Growth and Income
      2003                              449      7.85 -      8.87       3,859            0.93    1.25  - 1.80       24.48  -  25.17
      2002                              388      6.31 -      7.09       2,704            1.03    1.25  - 1.80      -24.50  - -24.08
      2001                              368      8.35 -      9.34       3,398            1.13    1.25  - 1.80      -12.89  - -12.41
    International
      2003                              459      5.95 -      8.51       3,444            1.01    1.25  - 1.80       25.47  -  26.17
      2002                              296      4.74 -      6.74       1,895            0.70    1.25  - 1.80      -19.82  - -19.38
      2001                              447      5.91 -      8.36       3,673            0.47    1.25  - 1.80      -32.10  - -31.72

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(l)  Previously known as Capital

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the STI Classic
  Variable Trust Sub-Accounts:
    STI Capital Appreciation
      2003                              223  $   7.99 - $    8.65  $    1,871            0.00%   1.25% - 1.80%      16.34% -  16.98%
      2002                              168      6.87 -      7.40       1,219            0.00    1.25  - 1.80      -23.28  - -22.86
      2001                               79      8.95 -      9.59         751            0.01    1.25  - 1.80       -7.04  -  -6.53
    STI International Equity
      2003                               10      8.09 -      8.91          91            0.38    1.25  - 1.80       34.87  -  35.61
      2002                               34      6.00 -      6.57         226            0.00    1.25  - 1.80      -20.04  - -19.60
      2001                              128      7.50 -      8.18       1,041            0.00    1.25  - 1.80      -24.95  - -18.44
    STI Value Income Stock
      2003                              192      9.17 -     11.20       1,857            1.30    1.25  - 1.80       20.92  -  21.59
      2002                              241      7.54 -      9.26       1,864            1.07    1.25  - 1.80      -18.47  - -18.02
      2001                              372      9.20 -     11.36       3,456            2.31    1.25  - 1.80       -2.91  -  -2.37

Investments in the Strong
  Opportunity Fund II, Inc.
  Sub-Account:
    Opportunity Fund II
      2003                            1,351      9.28 -     14.26      16,545            0.08    1.25  - 1.80       34.57  -  35.31
      2002                            1,225      6.90 -     10.54      11,660            0.48    1.25  - 1.80      -28.13  - -27.73
      2001                              864      9.60 -     14.59      11,873            0.49    1.25  - 1.80       -5.43  -  -4.91

Investments in the Strong Variable
  Insurance Funds, Inc.
    Sub-Accounts:
      Discovery Fund II
      2002 (n)                            -       N/A -       N/A           -            0.00    1.25  - 1.80         N/A  -    N/A
      2001                              107      9.46 -     12.14       1,269            1.11    1.25  - 1.80        2.21  -   2.78
    Mid Cap Growth Fund II
      2003                              966      4.43 -     10.06       7,403            0.00    1.25  - 1.80       31.82  -  32.55
      2002                              723      3.36 -      7.59       4,578            0.00    1.25  - 1.80      -38.66  - -38.32
      2001                              760      5.47 -     12.31       8,300            0.00    1.25  - 1.80      -32.02  - -31.64

Investments in the T. Rowe Price
  Equity Series, Inc. Sub-Accounts:
    T. Rowe Price Equity Income
      2003                            2,216     12.07 -     13.14      28,311            1.57    1.25  - 1.80       23.26  -  23.94
      2002                            1,609      9.79 -     10.60      16,770            1.93    1.25  - 1.80      -14.67  - -14.20
      2001                            1,303     11.48 -     12.36      15,986            1.64    1.25  - 1.80       -0.36  -   0.20

(n)  For the period beginning January 1, 2002 and ended May 16, 2002

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the T. Rowe Price
  Equity Series, Inc. Sub-Accounts
  (continued):
    T. Rowe Price Mid-Cap Growth
       2003                           1,994  $  10.29 - $   15.51  $   26,891            0.00%   1.25% - 1.80%      35.92% -  36.67%
       2002                           1,181      7.57 -     11.35      12,238            0.00    1.25  - 1.80      -22.66  - -22.23
       2001                             734      9.79 -     14.59      10,238            0.00    1.25  - 1.80       -2.70  -  -2.16
    T. Rowe Price New
     America Growth
       2003                             398      7.28 -      9.09       3,398            0.00    1.25  - 1.80       32.70  -  33.43
       2002                             410      5.49 -      6.81       2,661            0.00    1.25  - 1.80      -29.59  - -29.20
       2001                             178      7.80 -      9.62       1,678            0.00    1.25  - 1.80      -22.04  - -12.95

Investments in the T. Rowe Price
  International Series, Inc.
  Sub-Account:
    T. Rowe Price International
      Stock
       2003                             563      6.72 -      9.20       4,715            1.36    1.25  - 1.80       28.20  -  28.90
       2002                             376      5.24 -      7.14       2,549            0.72    1.25  - 1.80      -19.75  - -19.31
       2001                             574      6.53 -      8.85       4,955            2.60    1.25  - 1.80      -23.61  - -23.19

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
    Van Kampen UIF High Yield
       2003                             559     10.56 -     10.77       5,631            0.00    1.35  - 2.15        5.62  -  24.01
       2002                             292      8.60 -      8.68       2,361           12.05    1.35  - 2.05      -14.01  -  -8.52
       2001                             166      9.48 -      9.49       1,437           14.19    1.35  - 1.80       -5.24  -  -5.08
    Van Kampen UIF Mid Cap
      Core (m)
       2003                             502     12.35 -     12.45       6,228            0.00    1.40  - 1.60       39.27  -  39.54
       2002                             453      8.87 -      8.92       4,037            0.00    1.40  - 1.60      -29.17  - -29.02
       2001                             285     12.52 -     12.57       3,581            0.00    1.40  - 1.60       -4.70  -  -4.50
    Van Kampen UIF Mid Cap
      Growth
       2003                             651      8.27 -      8.34       5,414            0.00    1.40  - 1.60       39.52  -  39.80
       2002                             438      5.93 -      5.97       2,605            0.00    1.40  - 1.60      -32.25  - -32.12
       2001                             337      8.75 -      8.79       2,959            0.00    1.40  - 1.60      -30.44  - -30.30

(m)  Previously known as Van Kampen UIF Mid Cap Value

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Universal
  Institutional Funds, Inc.
  (Class II) Sub-Account:
     Van Kampen UIF U.S.
      Real Estate (Class II)
        2003 (a)                         68  $  12.72 - $   12.78  $      871            0.00%   1.35% - 2.05%      27.19% -  27.80%

Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Account:
     LIT Growth and Income
       (Class II)
         2003                         1,743     10.02 -     10.29      17,817            0.39    1.25  - 2.15        0.16  -  26.09
         2002                           588      8.04 -      8.16       4,773            0.20    1.25  - 1.95      -19.60  - -18.37
         2001 (n)                        20      9.62 -      9.64         196            0.00    1.35  - 1.80       -3.77  -  -3.60

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(o)  For the period beginning August 1, 2001 and ended December 31, 2001

                                     PART C

                                OTHER INFORMATION

                   ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements are included in Part B of the Registration
Statement:

The financial statements and financial statement schedules (prepared on the GAAP basis of accounting) for Lincoln Benefit Life Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003. (Incorporated by reference from LBL Annual Report on Form 10K)

The financial statements (prepared on the GAAP basis of accounting) of the Separate Account as of December 31, 2003 and for each of the periods in the two-year period ended December 31, 2003 and 2002.

The following financial statements are included in Part C of the Registration
Statement:

None


(b)     Exhibits

(1)     Resolution of the Board of Directors of Lincoln Benefit Life
        Company authorizing the establishment of the
        Lincoln Benefit Life Variable Annuity Account............................................(1)

(2)     Custody Agreements ......................................................................(not applicable)

(3)     (a) Form of Principal Underwriting Agreement.............................................(3)

        (b) Form of Selling Agreement............................................................(4)

(4)     Variable Annuity Contract................................................................(8)

(5)     Application for Contract.................................................................(8)

(6)     Depositor--Corporate Documents

        (a) Articles of Incorporation of Lincoln Benefit Life Company, as amended................(1)

        (b) By-Laws of Lincoln Benefit Life Company..............................................(1)

(7)     Reinsurance Contract.....................................................................(2)

(8)     Participation Agreements:

        (a)Form of Participation Agreement among Lincoln Benefit Life Company,
           The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP...........(5)

        (b) Form of Participation Agreement among PIMCO Variable Insurance Trust,
            Lincoln Benefit Life Company and PIMCO Funds Distributor LLC.........................(5)

        (c) Form of Participation Agreement between Salomon Brothers Variable
            Series Funds Inc., and Salomon Brothers Asset Management Inc.........................(5)

        (d) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust........................................................(6)

        (e) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust.......................................................(5)

        (e) (2) Amendment to Participation Agreement Among OCC Accumulation
                Trust, OCC Distributors, and Lincoln Benefit Life Company........................(7)

        (f) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company.....................................................(1)

        (g) Participation Agreement among Lincoln Benefit Life Company,
            Variable Insurance Products Fund and Fidelity Distributors Corporation...............(1)

        (h) Participation Agreement among Lincoln Benefit Life Company,
            Variable Insurance Products Fund II and Fidelity Distributors Corporation............(1)

        (i) Form of Participation Agreement among MFS Variable Insurance Trust,
            Lincoln Benefit Life Company, and Massachusetts Financial Services Company...........(1)

        (j) Form of Participation Agreement among AIM Variable Insurance Funds, Inc.,
            AIM Distributors, Inc., and Lincoln Benefit Life Company ............................(10)

        (k) Form of Participation Agreement among Van Kampen Investment Trust,
            Van Kampen Funds, Inc., Van Kampen Asset Management, Inc.,
            and Lincoln Benefit Life Company ....................................................(10)

        (l) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company ....................................................(10)

        (m) Form of Participation Agreement among Panorama Series Fund, Inc.,
            OppenheimerFunds, Inc., and Lincoln Benefit Life Company ............................(10)

        (n) Form of Participation Agreement among Oppenheimer Variable
            Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company .............(10)

        (o) Form of Participation Agreement among Putnam Variable Trust,
            Putnam Retail Management, Inc., and Lincoln Benefit Life Company ....................(10)

        (p)  Form of Participation Agreement among Rydex Variable Trust, Padco
               Financial    Services,    Inc.    and   Lincoln    Benefit   Life
               Company.......................................................................... (7)

        (q)  Participation  Agreement among the Alger American Fund,  Lincoln
             Benefit Life Company and Fred Alger and Company, Incorporated........................(1)

        (r)  Participation Agreement between Lincoln Benefit Life Company,
             Scudder Variable Insurance Trust, and
             Deutsche Asset Management, Inc.....................................................(11)

(9)     Opinion and Consent of Counsel ..........................................................(9)

(10)    Independent Auditors' Consent ...........................................................(filed herewith)

(11)    Financial Statements Omitted from Item 23 ...............................................(not applicable)

(12)    Initial Capitalization Agreement ........................................................(not applicable)

(27)    Financial Data Schedules.................................................................(not applicable)

(99)(a) Powers of Attorney for Lawrence W. Dahl, Douglas F. Gaer, John C.
        Lounds, J. Kevin McCarthy, Samuel H. Pilch, Steven E. Shebik, Casey J.
        Sylla, Michael J. Velotta, B. Eugene Wraith, James P. Zils (12)

(99)(b) Power of Attorney for Kevin R. Slawin (filed herewith)

--------------------------------------------------------------------------------

(1) Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Post-Effective Amendment to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed January 28, 1999.

(4) Post-Effective Amendment to Registration statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed April 1, 1999.

(5) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(6) Pre-effective Amendment to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(7) Post-Effective Amendment to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed May 17, 2001.

(9) Pre-Effective Amendment to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed July 31, 2001.

(10) Post-Effective Amendment to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed August 8, 2001.

(11) Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 333-100132, 811-7972, Filed September 27, 2002.

(12) Post-Effective Amendment to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed April 14, 2003.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

         NAME                                POSITION/OFFICE WITH DEPOSITOR
         --------------------------          ------------------------------------------------------
              Lawrence W. Dahl           Director, Executive Vice President
              Douglas F. Gaer            Executive Vice President
              John C. Lounds             Director
              J. Kevin McCarthy          Director
              Steven E. Shebik           Director, Senior Vice President and Chief Financial Officer
              Kevin R. Slawin            Director
              Casey J. Sylla             Director, Chairman of the Board and Chief Executive Officer
              Michael J. Velotta         Director, Senior Vice President, General Counsel and Secretary
              B. Eugene Wraith           Director, President and Chief Operating Officer
              Samuel H. Pilch            Group Vice President and Controller
              Joseph Patrick Rath        Assistant Vice President, Assistant General Counsel and Assistant Secretary
              Eric A. Simonson           Senior Vice President and Chief Investment Officer
              Dean M. Way                Senior Vice President and Actuary
              Anson J. Glacy, Jr.        Vice President
              James P. Zils              Treasurer
              Janet P. Anderbery         Vice President
              Bob W. Birman              Vice President
              Teresa N. Carnazzo         Vice President
              William F. Emmons          Vice President, Assistant General Counsel & Assistant Secretary
              Georgia Feiste             Vice President
              Heidi Kelle                Vice President
              Scott Lawson               Vice President
              Sharyn L. Jenson           Vice President
              Barb Raymond               Vice President
              Stanley G. Shelley         Vice President
              J. Eric Smith              Vice President
              Robert L. Vance            Vice President and Assistant Treasurer
              Jeanette Wellsandt         Vice President
              Errol Cramer               Appointed Actuary
              Joanne M. Derrig           Assistant Vice President and Chief Privacy Officer
              Philip Emmanuele           Assistant Vice President
              Lisa J. Flanary            Assistant Vice President
              Karen C. Gardner           Assistant Vice President
              Emma M. Kalaidjian         Assistant Secretary
              Robert E. Transon          Assistant Vice President
              Barry S. Paul              Assistant Treasurer
              Timothy N. Vander Pas      Assistant Vice President
              Nestor Almaria             Authorized Representative
              Lynn Cirrincione           Authorized Representative
              Dave Simek                 Authorized Representative


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed March 11, 2004.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2004, the Registrant has 1,344 qualified and 585 non-qualified Contract owners.

ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) ALFS, Inc. ("ALFS") serves as distributor for the Registrant. ALFS also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. The following are the directors and officers of ALFS. Their principal business address is 3100 Sanders Road, Northbrook, IL 60062.

         Name                                          Position with Distributor
         ---------------------------         ------------------------------------------------
          J. Kevin McCarthy                  Director, President, Chief Executive Officer
          Casey J. Sylla                     Director
          Michael J. Velotta                 Director and Secretary
          Marian Goll                        Vice President, Treasurer and Financial Operations Principal
          Brent H. Hamann                    Vice President
          Andrea J. Schur                    Vice President
          Maribel V. Gerstner                Assistant Vice President and Compliance Officer
          Joanne M. Derrig                   Assistant Vice President and Chief Privacy Officer
          William F. Emmons                  Assistant Secretary
          Emma M Kalaidjian                  Assistant Secretary
          Barry S. Paul                      Assistant Treasurer
          Joseph Patrick Rath                Vice President, General Counsel and Secretary
          James P. Zils                      Assistant Treasurer
          John E. Smith                      Chief Operations Officer


    (b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                        (2)
            (1)                  Net Underwriting                  (3)                        (4)
     Name of Principal             Discounts and              Compensation                 Brokerage                  (5)
        Underwriter                 Commission                on Redemption               Commission             Compensation
         ALFS, Inc                       0                          0                          0                       0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
None.

ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

    Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on this 15th day of April, 2004.

                                LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT (Registrant)

                                By:         LINCOLN BENEFIT LIFE COMPANY
                                     ------------------------------------------
                                                    (DEPOSITOR)

                                By:             /s/ B. EUGENE WRAITH
                                     ------------------------------------------
                                                  B. Eugene Wraith
                      PRESIDENT AND CHIEF OPERATING OFFICER

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities and on the date indicated.


Name                                  Title                                                      Date
------------------------------        --------------------------                                 --------


/s/ B. Eugene Wraith                  Director, President and Chief Operating Officer            April 15, 2004
-------------------------------
(Principal Executive Officer)



/s/ Samuel H. Pilch                   Group Vice President and Controller                        April 15, 2004
------------------------------
(Principal Accounting Officer)



/s/ James P. Zils                     Treasurer                                                  April 15, 2004
-----------------------------
(Principal Financial Officer)



/s/ Lawrence W. Dahl                  Director, Executive Vice President                         April 15, 2004
----------------------------



/s/ Douglas F. Gaer                   Executive Vice President                                   April 15, 2004
----------------------------



/s/ John C. Lounds                    Director                                                   April 15, 2004
----------------------------



/s/ J. Kevin McCarthy                 Director                                                   April 15, 2004
----------------------------



/s/ Steven E. Shebik                  Director, Senior Vice President                            April 15, 2004
----------------------------             and Chief Financial Officer



/s/ Kevin R. Slawin                   Director                                                   April 15, 2004
----------------------------



/s/ Michael J. Velotta                Director, Senior Vice President,                           April 15, 2004
----------------------------               General Counsel and Secretary



/s/ Casey J. Sylla                    Director, Chairman of the Board and                        April 15, 2004
----------------------------               Chief Executive Officer

                                INDEX TO EXHIBITS
                                       FOR
                            POST-EFFECTIVE AMENDMENT
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO.                                                SEQUENTIAL PAGE NO.
----------------------------------------------

10                Independent Auditors' Consent

(99)(b)           Power of Attorney for Kevin R. Slawin